    As filed with the Securities and Exchange Commission on December 4, 2003.
                                                              File No. 333-91927
                                                                        811-4972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     --------
         Post-Effective Amendment No.   14                                   [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   144                                        [X]
                                --------

                         HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on December 15, 2003 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on _____________, pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           Part A

HARTFORD LEADERS PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)                                  [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I or Series IR of Hartford Leaders Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Plus variable annuity because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of the Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial
  Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Global Asset Allocation Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 15, 2003


STATEMENT OF ADDITIONAL INFORMATION DATED: DECEMBER 15, 2003

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLES                                                        7
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life Insurance Company                                13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  17
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   17
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Purchases and Contract Value                                   19
----------------------------------------------------------------------
  Charges and Fees                                               22
----------------------------------------------------------------------
  Principal First                                                25
----------------------------------------------------------------------
  Death Benefit                                                  26
----------------------------------------------------------------------
  Surrenders                                                     30
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  32
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         34
----------------------------------------------------------------------
OTHER INFORMATION                                                35
----------------------------------------------------------------------
  Legal Matters                                                  35
----------------------------------------------------------------------
  More Information                                               36
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       36
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         41
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          42
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               46
----------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                      49
----------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                          50
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                      0.35%
---------------------------------------------------------------------
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.35%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                             Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)          0.49%        2.94%
---------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                     WAIVERS          WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER        OR EXPENSE          EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund --
  Series I                                    0.80%          N/A         0.36%           1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I         0.73%          N/A         0.43%           1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I           0.75%          N/A         0.43%           1.18%              N/A           1.18%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund --
  Series I                                    0.61%          N/A         0.24%           0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund --
  Series I (1)                                0.85%          N/A         0.58%           1.43%             0.13%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund --
  Series I                                    0.50%          N/A         0.31%           0.81%              N/A           0.81%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund --
  Series I                                    0.74%          N/A         0.35%           1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I (1)                                0.73%          N/A         0.57%           1.30%             0.00%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I      0.61%          N/A         0.24%           0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund -- Series I
  (1)                                         0.85%          N/A         0.70%           1.55%             0.25%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
  Class 2                                     0.43%         0.25%        0.02%           0.70%              N/A           0.70%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund -- Class 2                             0.50%         0.25%        0.02%           0.77%              N/A           0.77%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2           0.47%         0.25%        0.02%           0.74%              N/A           0.74%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund --
  Class 2                                     0.67%         0.25%        0.04%           0.96%              N/A           0.96%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund -- Class 2                             0.80%         0.25%        0.04%           1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2         0.38%         0.25%        0.02%           0.65%              N/A           0.65%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                     0.34%         0.25%        0.01%           0.60%              N/A           0.60%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                     0.57%         0.25%        0.06%           0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2      0.85%         0.25%        0.06%           1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2    0.50%         0.25%        0.03%           0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities
  Fund -- Class 2                             0.75%         0.25%        0.05%           1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities
  Fund -- Class 2 (2)                         0.75%         0.25%        0.04%           1.04%              N/A           1.04%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2)        0.53%         0.25%        0.31%           1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
  Fund -- Class 1 (2)                         0.42%          N/A         0.27%           0.69%              N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA    0.45%          N/A         0.04%           0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
  Opportunities Series -- Initial Class
  (3)                                         0.75%          N/A         0.18%           0.93%             0.03%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series -- Initial Class                     0.75%          N/A         0.11%           0.86%              N/A           0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series -- Initial Class (3)                 1.00%          N/A         1.10%           2.10%             0.95%          1.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
  Stock Series -- Initial Class               0.75%          N/A         0.13%           0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust
  Series -- Initial Class                     0.75%          N/A         0.13%           0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series -- Initial Class (3)                 0.75%          N/A         0.15%           0.90%             0.00%          0.90%
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                     WAIVERS          WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER        OR EXPENSE          EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series -- Initial Class                     0.75%          N/A         0.16%           0.91%              N/A           0.91%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series -- Initial Class                     0.90%          N/A         0.15%           1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series -- Initial Class                     0.75%          N/A         0.11%           0.86%              N/A           0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Value Series --
  Initial Class (3)                           0.75%          N/A         2.19%           2.94%             2.04%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund --
  Class 2 (2)                                 0.60%         0.25%        0.21%           1.06%              N/A           1.06%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2
  (2)                                         0.60%         0.25%        0.21%           1.06%              N/A           1.06%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund -- Class 1                             1.25%          N/A         0.33%           1.58%              N/A           1.58%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund --
  Class 2 (2)                                 0.70%         0.25%        0.20%           1.15%              N/A           1.15%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund --
  Class 2 (2)                                 0.62%         0.25%        0.21%           1.08%              N/A           1.08%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2                                     0.80%         0.25%        0.05%           1.10%              N/A           1.10%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. This agreement will continue until at least December 31, 2004.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Annual Fund Operating Expenses were:

                                                                            12B-1                    TOTAL
                                                                         DISTRIBUTION               ANNUAL
                                                                            AND/OR                   FUND
                                                            MANAGEMENT    SERVICING      OTHER     OPERATING
                                                               FEES          FEES       EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund -- Class 2         0.74 %       0.25  %       0.04 %      1.03 %
------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                           0.48 %       0.25  %       0.31 %      1.04 %
------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1         0.39 %        N/A          0.27 %      0.66 %
------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -- Class 2                  0.59 %       0.25  %       0.21 %      1.05 %
------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                     0.59 %       0.25  %       0.21 %      1.05 %
------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2                 0.68 %       0.25  %       0.20 %      1.13 %
------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund -- Class 2            0.60 %       0.25  %       0.21 %      1.06 %
------------------------------------------------------------------------------------------------------------

(3) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are currently below 0.15% and the series is reimbursing MFS). This agreement will continue until at least April 30, 2004.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $1,308
--------------------------------------------------------------------
3 years                                                       $2,391
--------------------------------------------------------------------
5 years                                                       $3,371
--------------------------------------------------------------------
10 years                                                      $5,377
--------------------------------------------------------------------

(2)  If you annuitize at the end of the applicable time period:

1 year                                                $   542
-------------------------------------------------------------
3 years                                               $ 1,634
-------------------------------------------------------------
5 years                                               $ 2,715
-------------------------------------------------------------
10 years                                              $ 5,370
-------------------------------------------------------------

(3)  If you do not Surrender your Contract:

1 year                                                $   550
-------------------------------------------------------------
3 years                                               $ 1,642
-------------------------------------------------------------
5 years                                               $ 2,722
-------------------------------------------------------------
10 years                                              $ 5,377
-------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years

x  Payment Enhancements or earnings

x  Distributions made due to death

x Distributions under a program for substantially equal periodic payments made for your life expectancy

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements created in the 12 months prior to the date we calculate the Death Benefit,

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                                HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING      BASIS OF RATING
------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              3/10/03         A+      Financial strength
------------------------------------------------------------------------
 Standard & Poor's         12/31/02        AA-      Financial strength
------------------------------------------------------------------------
 Fitch                     10/30/02        AA       Financial strength
------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance
Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series, MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark- Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark-Investors Growth Stock Series, MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark- Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust(SM). The MFS Variable Insurance Trust(SM) is a professionally managed open-end management investment company. The MFS Variable Insurance Trust(SM) is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust(SM). MFS Investment Management-Registered Trademark-is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Rising Dividends Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John
F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.
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HARTFORD LIFE INSURANCE COMPANY                                               15
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AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign over-the-counter market.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation by normally investing at least 80% of its net assets in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN REAL ESTATE FUND (closed to Contracts issued on or after May 1,
2002) -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in investments of companies operating in the real estate sector, primarily equity real estate investment trusts (REITs).

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000-Registered Trademark- Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.
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16                                               HARTFORD LIFE INSURANCE COMPANY
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MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

TEMPLETON GLOBAL ASSET ALLOCATION FUND (closed to Contracts issued on or after May 1, 2002) -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The Fund may invest in high yield, lower rated "junk bonds."

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the World, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a
Fund will not be made until we have the approval of the Commission and we have notified you of the change.
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HARTFORD LIFE INSURANCE COMPANY                                               17
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In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the
Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
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18                                               HARTFORD LIFE INSURANCE COMPANY
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In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with total Premium Payments made to this Contract or any other Contract we issue to you or your Annuitant. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x  3% of the Premium Payment if your cumulative
  Premium Payments are less than $50,000.
                                ------------------------------------------------

x  4% of the Premium Payment if your cumulative
  Premium Payments are $50,000 or more.
                                ------------------------------------------------

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity
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20                                               HARTFORD LIFE INSURANCE COMPANY
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  Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------
be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into the Hartford Money Market HLS Fund and to limit the total Contract Value invested in the Hartford Money Market HLS Fund. The effect on you may include higher transaction costs or lower performance.


ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at
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22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000, without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- The total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________
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HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT: During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitization the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancement credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
  accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------
at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.
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26                                               HARTFORD LIFE INSURANCE COMPANY
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Each Surrender you make as a Benefit Payment reduces the amount you may
Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
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HARTFORD LIFE INSURANCE COMPANY                                               27
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The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
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28                                               HARTFORD LIFE INSURANCE COMPANY
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________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death

HARTFORD LIFE INSURANCE COMPANY                                               29
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Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for no more than five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can:
(a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract. Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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30                                               HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the surrender with no Premium Payments made during the prior two Contract Years.
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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your
Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner.

Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or

32                                               HARTFORD LIFE INSURANCE COMPANY
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(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living.
If you
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pick a lower percentage, your original Annuity Payouts will be higher while both
Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN -- We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential
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34                                               HARTFORD LIFE INSURANCE COMPANY
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growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR.
On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect the Contract Owners currently enrolled in the program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor --
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ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.
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36                                               HARTFORD LIFE INSURANCE COMPANY
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Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford
Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized
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capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided
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38                                               HARTFORD LIFE INSURANCE COMPANY
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    by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and
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(b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may
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40                                               HARTFORD LIFE INSURANCE COMPANY
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cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under
Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Experts
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.
- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN
- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN
- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN
We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN
- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.180  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.898  $ 1.180       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          413        8       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.839       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.892       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            9       --       --
--------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.170  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.896  $ 1.170       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        2,956      232       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.849       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.891       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          127       --       --
--------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.190  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.864  $ 1.190       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,587      465       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.831       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.859       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           19       --       --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.254  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.933  $ 1.254       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          497      222       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.882       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.928       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4       --       --
--------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.288  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.859  $ 1.288       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           92       28       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.830       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.854       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           --       --       --
--------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.999  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 1.077  $ 0.999       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        9,089      126       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.045       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 1.071       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           42       --       --
--------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.100  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.913  $ 1.100       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          316       --       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.939       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.907       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4       --       --
--------------------------------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.152  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 1.007  $ 1.152       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,500       62       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.954       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 1.001       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           35       --       --
--------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.166  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.800  $ 1.166       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          664       27       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.765       --       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.795       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           17       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.913  $10.026  $ 9.185
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.544  $ 9.913  $10.026
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,239      581      285
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.390       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.457       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           12       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP GROWTH & INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.939  $ 1.000       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.710  $ 0.939       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        6,673    1,022       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 0.693       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 0.705       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          119       --       --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $11.089  $10.424  $10.187
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $11.349  $11.089  $10.424
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,425      752      334
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.520       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $11.234       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           27       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.402  $11.143  $16.074
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.894  $ 9.402  $11.143
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          840      493      373
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.296       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.814       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.689  $11.304  $17.949
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.715  $ 9.689  $11.304
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          296      276      222
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.601       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.637       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.343  $12.847  $14.655
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.686  $10.343  $12.847
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        3,807    3,157    2,066
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 6.921       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.608       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           36       --       --
--------------------------------------------------------------------------------------------------------------

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.261  $10.172  $ 9.277
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.242  $10.261  $10.172
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        4,634    3,393    1,979
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.765       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.158       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           29       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.847  $11.227  $17.289
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.410  $ 8.847  $11.227
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,231    1,362      657
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.127       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 7.335       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           14       --       --
--------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.422  $ 9.999  $12.616
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.743  $ 9.422  $ 9.999
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          110      101       92
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.437       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.655       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1       --       --
--------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFIT
    Accumulation Unit Value at beginning of period                                $ 9.950       --       --(b)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 9.228       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          110       --       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.644       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 9.193       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3       --       --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENFITS
    Accumulation Unit Value at beginning of period                                $10.016       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.273       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4       --       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.927       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.241       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3       --       --
--------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $12.129  $11.430  $ 8.568
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $12.178  $12.129  $11.430
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          104       77       30
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $12.075       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $12.054       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           --       --       --
--------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $11.627  $13.948  $21.677
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.156  $11.627  $13.948
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          424      371      234
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.496       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.074       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5       --       --
--------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.799  $10.505  $10.109
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $11.165  $10.799  $10.505
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          273      143       34
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.254       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $11.052       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3       --       --
--------------------------------------------------------------------------------------------------------------

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.085  $ 1.061  $ 1.024
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 1.082  $ 1.085  $ 1.061
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)       63,098   31,627   19,329
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 1.076       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 1.071       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            2       --       --
--------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.704  $11.565  $14.317
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.019  $ 8.704  $11.565
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          372      503      402
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 5.612       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 5.958       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            3       --       --
--------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.968  $12.180  $18.198
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 5.192  $ 7.968  $12.180
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          595      713      587
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 4.918       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 5.139       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1       --       --
--------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.378  $10.588  $11.465
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.128  $ 9.378  $10.588
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           54       24       26
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.716       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.045       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           --       --       --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.254  $ 9.217  $10.141
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 9.336  $ 9.254  $ 9.217
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          504      238      101
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.875       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 9.241       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5       --       --
--------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.265  $11.077  $13.029
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 5.891  $ 8.265  $11.077
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          534      618      403
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 5.713       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 5.831       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5       --       --
--------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.079  $ 9.773  $ 9.418
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.281  $ 8.079  $ 9.773
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          402      430      261
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 5.974       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.217       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4       --       --
--------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 6.909  $ 8.520       --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 3.860  $ 6.909       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          381      200       --
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 3.631       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 3.826       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           14       --       --
--------------------------------------------------------------------------------------------------------------

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $12.895  $13.804  $17.516
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.672  $12.895  $13.804
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          188      128       91
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.351       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.584       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            5       --       --
--------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.902  $11.056  $ 9.159
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $10.169  $10.902  $11.056
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)        1,157      588      240
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.623       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $10.066       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           10       --       --
--------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $11.476  $10.899  $ 9.276
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 9.954  $11.476  $10.899
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          825      409      125
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.749       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 9.853       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            8       --       --
--------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 6.964  $ 7.703  $10.600
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.853  $ 6.964  $ 7.703
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           37       22       23
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 6.601       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.783       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1       --       --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                  ----------------------------
SUB-ACCOUNT                                                                        2002     2001       2000
--------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.685  $10.512  $10.669
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.957  $ 8.685  $10.512
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          528      384      172
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 7.182       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 6.887       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            1       --       --
--------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 9.462  $10.682  $10.949
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.899  $ 9.462  $10.682
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           78       64       65
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.549       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.808       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)           --       --       --
--------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $10.276  $10.586  $ 9.578
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.239  $10.276  $10.586
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)          259      319       65
--------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                $ 8.387       --       --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                      $ 8.155       --       --
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            4       --       --
--------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

To obtain a Statement of Additional Information for Series I and Series IR for Hartford Leaders Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                SERIES I AND SERIES IR OF HARTFORD LEADERS PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: December 15, 2003
Date of Statement of Additional Information: December 15, 2003


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $48,058,316; 2001: $19,805,245; and 2000: $18,964,469.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                 SUB-ACCOUNT                                                           SINCE
SUB-ACCOUNT                                     INCEPTION DATE      1 YEAR           5 YEAR          10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                     05/01/98            -32.78%             N/A             N/A            -9.72%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                           09/10/01            -32.31%             N/A             N/A           -26.75%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                             12/29/99            -35.94%             N/A             N/A           -26.47%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                  05/03/93            -34.31%           -7.80%            N/A             3.68%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund               12/29/99            -41.41%             N/A             N/A           -35.04%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                 05/05/93             -3.20%            0.37%            N/A             1.07%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                  05/05/93            -26.45%           -8.90%            N/A             0.28%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                   09/10/01            -22.31%             N/A             N/A           -15.29%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                        05/03/93            -39.65%           -7.65%            N/A             4.24%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                08/01/89            -23.47%           -3.78%           4.14%            4.24%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
 Fund                                               07/05/01            -33.14%             N/A             N/A           -28.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                            01/02/96             -8.60%           -1.43%            N/A             0.29%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                   04/30/97            -25.51%            0.06%            N/A             1.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                               04/30/98            -29.51%             N/A             N/A            -2.61%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                          12/08/86            -34.40%            1.51%           8.42%            9.15%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                   12/08/86            -28.87%           -2.23%           6.55%            6.44%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                   05/01/90            -25.70%           -2.96%           4.60%            2.86%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                       06/17/99            -17.39%             N/A             N/A            -9.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                     01/24/89            -12.82%           -2.64%           3.61%            5.29%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund           05/01/96            -33.25%           -3.00%            N/A             1.84%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                           01/24/89            -10.39%           -4.20%           6.10%            5.64%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                             11/01/95            -38.22%           -5.50%            N/A             2.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund           07/01/99             -7.60%             N/A             N/A            -2.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                      06/30/80            -10.94%           -1.81%          -0.26%            0.78%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                    08/14/96            -39.13%           -5.99%            N/A            -0.19%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                          07/24/95            -42.82%           -8.67%            N/A             0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                            05/03/99            -23.03%             N/A             N/A            -9.38%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                                07/26/95             -9.95%           -5.55%            N/A            -0.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                   05/03/99            -37.18%             N/A             N/A           -15.24%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                          10/09/95            -31.24%           -8.61%            N/A             1.54%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                           05/01/00            -51.36%             N/A             N/A           -33.12%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                            05/01/98            -40.89%             N/A             N/A            -3.22%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                             01/03/95            -16.94%           -0.88%            N/A             6.89%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                       11/08/96            -22.96%           -2.03%            N/A             1.10%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund        03/04/96            -12.23%          -11.87%            N/A           -17.27%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                   05/01/92            -29.06%           -7.95%           4.22%            2.79%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund              08/24/88            -16.24%           -3.44%           4.99%            5.14%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                    03/15/94            -29.00%           -4.35%            N/A             2.23%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                       FUND                                                      SINCE
SUB-ACCOUNT                                       INCEPTION DATE      1 YEAR           5 YEAR      10 YEAR     INCEPTION
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                       05/01/98            -23.93%            N/A     N/A             -5.22%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                             09/10/01            -23.42%            N/A     N/A            -17.16%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                               12/29/99            -27.37%            N/A     N/A            -20.61%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    05/03/93            -25.59%          -3.86%    N/A              5.56%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                 12/29/99            -33.31%            N/A     N/A            -28.78%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                   05/05/93              7.80%           4.69%    N/A              4.17%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                    05/05/93            -17.05%          -4.79%    N/A              2.55%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                     09/10/01            -12.56%            N/A     N/A             -5.08%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                          05/03/93            -31.40%          -3.79%    N/A              6.08%
---------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund                  08/01/89            -13.81%           0.44%   6.33%             6.48%
---------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth Fund       07/05/01            -24.33%            N/A     N/A            -20.51%
---------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                              01/02/96              2.34%           3.04%    N/A              3.87%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                     04/30/97            -16.04%           3.62%    N/A              4.45%
---------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund       04/30/98            -20.38%            N/A     N/A              1.44%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                            02/08/84            -25.69%           4.81%  10.20%            11.75%
---------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                     02/08/84            -19.68%           1.80%   8.50%            10.47%
---------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                     05/01/90            -16.24%           0.82%   6.47%             5.12%
---------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                         06/17/99             -7.21%            N/A     N/A             -3.53%
---------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                       01/24/89             -2.24%           1.86%   5.99%             7.33%
---------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund             05/01/96            -24.45%           0.84%    N/A              4.76%
---------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                             01/24/89              0.40%           0.77%   8.24%             7.82%
---------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                               11/01/95            -29.85%          -1.61%    N/A              4.59%
---------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund             07/01/99              3.40%            N/A     N/A              3.20%
---------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                        06/30/80             -0.19%           2.60%   2.76%             5.15%
---------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                      08/14/96            -30.84%          -2.25%    N/A              2.90%
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                            07/24/95            -34.85%          -5.01%    N/A              2.98%
---------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                              05/03/99            -13.33%            N/A     N/A             -4.06%
---------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                                  07/26/95              0.89%          -0.90%    N/A              2.80%
---------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                     05/03/99            -28.72%            N/A     N/A             -1N/A
---------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                            10/09/95            -22.26%          -4.44%    N/A              3.95%
---------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                             05/01/00            -44.13%            N/A     N/A            -26.71%
---------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                              05/01/98            -32.75%            N/A     N/A              0.89%
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                               01/03/95             -6.72%           3.29%    N/A              8.90%
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                         11/08/96            -13.26%           2.27%    N/A              4.85%
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund          03/04/96             -1.60%          -6.81%    N/A            -10.89%
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                     05/01/92            -19.90%          -3.74%   6.00%             4.88%
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                08/24/88             -5.95%           0.80%   7.02%             7.20%
---------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                      03/15/94            -19.82%          -0.21%    N/A              4.63%
---------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                 YIELD       EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                                  -0.65%          -0.64%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                                     YIELD
-------------------------------------------------------------------------------------
American Funds Bond Fund                                                         N/A
-------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                                        N/A
-------------------------------------------------------------------------------------
MFS High Income Fund                                                             N/A
-------------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002 the Sub-Accounts had not commenced operation.

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.180     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.898     $1.180        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                413          8        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.179     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.896     $1.179        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 71         17        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.179     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.895     $1.179        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.839         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.894         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                272         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.179     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.894     $1.179        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                272         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.839         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.893         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 18         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.839         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.893         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.839         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.892         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  9         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.170     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.896     $1.170        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              2,956        232        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.170     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.894     $1.170        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                534         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.169     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.894     $1.169        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                440         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.849         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.892         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,769         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.169     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.892     $1.169        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,769         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.849         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.892         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 75         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.849         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.891         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 41         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.849         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.891         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                127         --        --
-----------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.190     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.864     $1.190        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,587        465        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.189     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.862     $1.189        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 26         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.189     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.862     $1.189        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 85         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.831         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.860         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                354         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.188     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.860     $1.188        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                354         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.831         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.860         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 18         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.831         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.859         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.831         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.859         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 19         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.254     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.933     $1.254        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                497        222        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.254     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.931     $1.254        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 57         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.253     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.931     $1.253        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 63         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.882         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.929         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                192         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.253     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.929     $1.253        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                192         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.882         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.928         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 22         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.882         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.928         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.882         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.928         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.288     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.859     $1.288        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 92         28        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.288     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.857     $1.288        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 21         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.287     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.857     $1.287        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                144         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.830         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.855         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 79         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.287     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.855     $1.287        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 79         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.830         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.855         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.830         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.854         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.830         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.854         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.999     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.077     $0.999        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              9,089        126        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.999     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.075     $0.999        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,018         41        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.999     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.074     $0.999        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                712         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $1.046         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.072         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              4,407         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.998     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.072     $0.998        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              4,407         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $1.045         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.072         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 89         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $1.045         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.071         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 77         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.045         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.071         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 42         --        --
-----------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.100     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.913     $1.100        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                316         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.100     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.911     $1.100        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15          6        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.100     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.910     $1.100        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 23         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.939         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.908         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 79         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.099     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.908     $1.099        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 79         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.939         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.908         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.939         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.908         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.939         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.907         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.152     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.007     $1.152        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,500         62        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.151     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.005     $1.151        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                272         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.151     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.004     $1.151        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                187         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.955         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.003         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,682         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.151     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.003     $1.151        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,682         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.954         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.002         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 62         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.954         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.002         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 38         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.954         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.001         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 35         --        --
-----------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.166     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.800     $1.166        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                664         27        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.166     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.799     $1.166        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 84         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.166     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.798     $1.166        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                142         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.797         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                827         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.165     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.797     $1.165        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                827         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.796         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 43         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.796         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.795         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 17         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.913    $10.026    $9.185
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.544     $9.913   $10.026
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,239        581       285
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.880    $10.008    $9.179
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.502     $9.880   $10.008
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                128         54         7
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.133    $10.477        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.716    $10.133        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                345         66        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.391         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.470         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                534         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.861    $10.210        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.470     $9.861        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                534         66        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.391         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.464         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 17         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.391         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.463         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 10         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.390         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.457         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 12         --        --
-----------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP GROWTH & INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.939     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.710     $0.939        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              6,673      1,022        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.938     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.709     $0.938        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                610         68        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.938     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.708     $0.938        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,831        670        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.693         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.706         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              5,142         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $0.937     $1.000        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.706     $0.937        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              5,142        524        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.693         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.706         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                156         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $0.693         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.706         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                346         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $0.693         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $0.705         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                119         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $11.089    $10.424   $10.187
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.349    $11.089   $10.424
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,425        752       334
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.051    $10.405   $10.181
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.293    $11.051   $10.405
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                184        108        48
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.695    $10.346        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.923    $10.695        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                237         96        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $10.521         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.250         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                501         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.031    $10.686        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.250    $11.031        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                501        128        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $10.520         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.243         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $10.520         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.241         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 18         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.520         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.234         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 27         --        --
-----------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.402    $11.143   $16.074
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.894     $9.402   $11.143
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                840        493       373
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.370    $11.122   $16.064
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.855     $9.370   $11.122
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 81         56        56
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.319     $9.183        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.133     $7.319        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                134         48        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.297         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.825         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                172         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.353    $11.751        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.825     $9.353        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                172         48        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.296         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.820         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.296         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.819         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.296         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.814         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.689    $11.304   $17.949
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.715     $9.689   $11.304
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                296        276       222
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.657    $11.283   $17.937
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.677     $9.657   $11.283
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 33         36        31
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.175     $8.752        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.702     $7.175        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  9          1        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.602         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.648         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.639    $11.773        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.648     $9.639        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82         14        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.643         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.641         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.637         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.343    $12.847   $14.655
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.686    $10.343   $12.847
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              3,807      3,157     2,066
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.308    $12.823   $14.646
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.648    $10.308   $12.823
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                470        372       163
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.213     $9.525        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.349     $7.213        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                576        472        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $6.922         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.619         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,235         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.289    $13.605        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.619    $10.289        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,235        295        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $6.922         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.614         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 47         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $6.922         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.612         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 54         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $6.921         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.608         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 36         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.261    $10.172    $9.277
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.242    $10.261   $10.172
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              4,634      3,393     1,979
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.227    $10.153    $9.271
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.202    $10.227   $10.153
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                455        405       200
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.401    $10.745        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.337    $10.401        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                436        266        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.170         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,351         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.208    $10.560        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.170    $10.208        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,351        403        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.165         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 33         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.163         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 65         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.765         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.158         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 29         --        --
-----------------------------------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.847    $11.227   $17.289
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.410     $8.847   $11.227
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,231      1,362       657
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.817    $11.206   $17.278
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.374     $8.817   $11.206
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                112        117        75
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.764     $8.902        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.654     $6.764        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 42         55        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.128         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.346         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                220         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.801    $11.599        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.346     $8.801        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                220         62        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.127         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.341         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.127         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.340         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 24         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.127         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.335         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 14         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.422     $9.999   $12.616
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.743     $9.422    $9.999
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                110        101        92
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.391     $9.980   $12.607
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.701     $9.391    $9.980
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  8          4         4
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.905     $9.926        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.247     $8.905        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15         11        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.438         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.667         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 53         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.373    $10.462        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.667     $9.373        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 53          4        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.437         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.662         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.437         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.660         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.437         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.655         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.950         --        --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.228         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                110         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.948         --        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.218         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 18         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.948         --        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.215         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  9         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.645         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.206         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                202         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.947         --        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.206         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                202         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.645         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.200         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 13         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.645         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.198         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.644         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.193         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.016         --        --(b)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.273         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.015         --        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.265         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.014         --        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.262         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.927         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.254         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.013         --        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.254         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.927         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.248         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.927         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.247         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.927         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.241         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $12.129    $11.430    $8.568
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.178    $12.129   $11.430
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                104         77        30
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $12.088    $11.408    $8.562
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.119    $12.088   $11.408
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 13          7         5
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.092    $10.657        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.114    $11.092        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 25         22        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $12.075         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.072         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 10         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $12.066    $11.609        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.072    $12.066        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 10          9        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $12.075         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.065         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $12.075         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.062         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $12.075         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $12.054         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $11.627    $13.948   $21.677
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.156    $11.627   $13.948
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                424        371       234
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.588    $13.922   $21.663
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.117    $11.588   $13.922
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 67         59        37
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.749     $8.560        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.725     $6.749        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 57         39        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.497         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.085         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 85         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.567    $14.691        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.085    $11.567        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 85         18        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.496         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.080         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.496         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.079         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  6         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.496         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.074         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5         --        --
-----------------------------------------------------------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.799    $10.505   $10.109
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.165    $10.799   $10.505
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                273        143        34
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.762    $10.485   $10.102
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.111    $10.762   $10.485
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5          5         1
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.380    $10.481        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.712    $10.380        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 33         19        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $10.255         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.069         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                139         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.742    $10.862        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.069    $10.742        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                139          7        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $10.255         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.062         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $10.254         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.059         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  9         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.254         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $11.052         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.085     $1.061    $1.024
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.082     $1.085    $1.061
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             63,098     31,627    19,329
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.081     $1.059    $1.023
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.077     $1.081    $1.059
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              2,217      1,467       233
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.031     $1.014        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.027     $1.031        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              3,044      3,569        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $1.076         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.073         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              4,565         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $1.079     $1.063        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.073     $1.079        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              4,565        520        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $1.076         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.072         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                318         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $1.076         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.072         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 52         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $1.076         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $1.071         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.704    $11.565   $14.317
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.019     $8.704   $11.565
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                372        503       402
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.675    $11.543   $14.308
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.990     $8.675   $11.543
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 38         46        34
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.594     $9.517        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.551     $6.594        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82         75        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.612         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.967         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 40         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.659    $12.514        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.967     $8.659        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 40         21        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.612         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.963         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.612         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.962         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 10         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $5.612         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.958         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.968    $12.180   $18.198
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.192     $7.968   $12.180
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                595        713       587
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.941    $12.157   $18.187
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.166     $7.941   $12.157
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 81        118        83
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $5.311     $7.717        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.454     $5.311        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 32         28        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $4.918         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.146         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 33         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.927    $11.534        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.146     $7.927        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 33         19        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $4.918         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.143         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $4.918         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.142         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $4.918         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.139         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.378    $10.588   $11.465
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.128     $9.378   $10.588
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 54         24        26
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.347    $10.568   $11.458
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.088     $9.347   $10.568
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  6          3         1
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.499     $9.591        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $7.351     $8.499        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1          1        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.717         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.057         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 26         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.329    $10.543        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.057     $9.329        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 26         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.716         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.052         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.716         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.050         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.716         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.045         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.254     $9.217   $10.141
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.336     $9.254    $9.217
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                504        238       101
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.223     $9.199   $10.134
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.290     $9.223    $9.199
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 31         12         8
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.357     $9.902        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.421     $9.357        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 30         16        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.875         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.255         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                106         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.206     $9.756        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.255     $9.206        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                106          2        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.875         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.249         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.875         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.247         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  8         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.875         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.241         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5         --        --
-----------------------------------------------------------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.265    $11.077   $13.029
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.891     $8.265   $11.077
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                534        618       403
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.237    $11.056   $13.021
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.863     $8.237   $11.056
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 49         53        26
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.489     $8.862        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.616     $6.489        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 68         70        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.713         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.840         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.222    $11.244        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.840     $8.222        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82         20        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.713         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.836         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  6         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.713         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.835         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $5.713         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.831         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.079     $9.773    $9.418
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.281     $8.079    $9.773
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                402        430       261
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.052     $9.755    $9.412
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.250     $8.052    $9.755
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 57         55        19
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.996     $9.595        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.204     $7.996        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 35         42        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.974         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.226         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                117         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.037     $9.657        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.226     $8.037        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                117         24        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.974         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.223         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $5.974         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.221         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $5.974         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.217         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $6.909     $8.520        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.860     $6.909        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                381        200        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.895     $8.515        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.846     $6.895        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 47         44        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $7.452     $9.959        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $4.155     $7.452        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 70         56        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $3.632         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.832         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                142         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.882     $9.210        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.832     $6.882        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                142         48        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $3.631         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.829         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $3.631         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.828         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 15         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $3.631         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $3.826         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 14         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $12.895    $13.804   $17.516
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.672    $12.895   $13.804
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                188        128        91
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $12.852    $13.778   $17.505
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.630    $12.852   $13.778
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 32         28        21
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.535     $9.824        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $5.728     $8.535        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 29          5        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.351         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.596         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $12.828    $14.786        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.596    $12.828        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 82          2        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.351         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.591         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.351         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.589         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.351         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.584         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5         --        --
-----------------------------------------------------------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.902    $11.056    $9.159
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.169    $10.902   $11.056
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)              1,157        588       240
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.865    $11.035    $9.153
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.120    $10.865   $11.035
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 99         59        11
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.329    $10.438        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.615    $10.329        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                123         52        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $9.624         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.081         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                400         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.845    $10.975        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.081    $10.845        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                400        105        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $9.623         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.075         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 30         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $9.623         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.073         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.623         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $10.066         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 10         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $11.476    $10.899    $9.276
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.954    $11.476   $10.899
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                825        409       125
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.437    $10.878    $9.270
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.906    $11.437   $10.878
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 95         46        21
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.018    $11.008        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.539    $11.018        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                103         25        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $9.750         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.868         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                370         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $11.416    $11.421        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.868    $11.416        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                370         47        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $9.749         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.862         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 12         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $9.749         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.860         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 21         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.749         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $9.853         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  8         --        --
-----------------------------------------------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $6.964     $7.703   $10.600
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.853     $6.964    $7.703
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 37         22        23
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.941     $7.688   $10.594
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.819     $6.941    $7.688
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2          1         1
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.391    $10.081        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.240     $8.391        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1          1        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $6.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.793         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 19         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $6.928     $8.335        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.793     $6.928        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 19         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $6.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.789         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $6.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.788         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $6.601         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.783         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.685    $10.512   $10.669
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.957     $8.685   $10.512
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                528        384       172
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.656    $10.492   $10.662
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.924     $8.656   $10.492
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 47         30        15
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.325    $10.048        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.655     $8.325        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 24          8        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.182         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.897         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 76         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.640    $10.443        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.897     $8.640        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 76          2        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.182         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.893         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  7         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $7.182         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.891         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $7.182         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $6.887         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  1         --        --
-----------------------------------------------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $9.462    $10.682   $10.949
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.899     $9.462   $10.682
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 78         64        65
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.430    $10.662   $10.942
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.855     $9.430   $10.662
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  5          5         2
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                       $8.940    $10.130        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.391     $8.940        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4          1        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.549         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.821         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                       $9.413    $10.680        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.821     $9.413        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  3          3        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.549         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.816         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.549         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.814         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.549         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.808         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 --         --        --
-----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       --------------------------------
SUB-ACCOUNT                                                                              2002       2001        2000
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $10.276    $10.586    $9.578
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.239    $10.276   $10.586
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                259        319        65
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.241    $10.566    $9.572
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.199    $10.241   $10.566
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 40         14         1
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.155    $10.544        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.126    $10.155        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 52         26        --
-----------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.387         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.167         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 98         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $10.222    $10.628        --
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.167    $10.222        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 98         14        --
-----------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.387         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.162         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  2         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                       $8.387         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.160         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 18         --        --
-----------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                       $8.387         --        --(a)
-----------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                             $8.155         --        --
-----------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                  4         --        --
-----------------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

                                     PART A

HARTFORD LEADERS ELITE PLUS
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
           1-800-862-7155 (REGISTERED REPRESENTATIVES)        [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I or Series IR of Hartford Leaders Elite Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Elite Plus variable annuity because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Elite Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- JENNISON PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Jennison Portfolio of The Prudential Series Fund, Inc. ("Jennison Portfolio")

- PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the SP Jennison International Growth Portfolio of The Prudential Series Fund, Inc. ("Prudential Jennison International Growth Portfolio")

- JENNISON 20/20 FOCUS PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Jennison 20/20 Focus Portfolio of The Prudential Series Fund, Inc. ("Jennison 20/20 Focus Portfolio")

- PRUDENTIAL VALUE PORTFOLIO SUB-ACCOUNT which purchases Class II shares of the Value Portfolio of The Prudential Series Fund, Inc. ("Prudential Value Portfolio")

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of the Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Global Asset Allocation Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 15, 2003


STATEMENT OF ADDITIONAL INFORMATION DATED: DECEMBER 15, 2003

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLE                                                         7
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life Insurance Company                                13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  17
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   18
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Purchases and Contract Value                                   19
----------------------------------------------------------------------
  Charges and Fees                                               22
----------------------------------------------------------------------
  Principal First                                                25
----------------------------------------------------------------------
  Death Benefit                                                  26
----------------------------------------------------------------------
  Surrenders                                                     30
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  32
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         34
----------------------------------------------------------------------
OTHER INFORMATION                                                35
----------------------------------------------------------------------
  Legal Matters                                                  35
----------------------------------------------------------------------
  More Information                                               36
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       37
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         41
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          42
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               46
----------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                      49
----------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                          50
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                      0.35%
---------------------------------------------------------------------
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.35%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                           Minimum      Maximum
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1
distribution and/or service fees, and other expenses)       0.49%        2.94%
---------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio -- Class II                0.60%         0.25%         0.16%          1.01%              N/A           1.01%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio -- Class II                       0.85%         0.25%         0.70%          1.80%              N/A           1.80%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio -- Class II    0.75%         0.25%         0.37%          1.37%              N/A           1.37%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio -- Class II        0.40%         0.25%         0.18%          0.83%              N/A           0.83%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund --
  Series I                                    0.80%          N/A          0.36%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I         0.73%          N/A          0.43%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I           0.75%          N/A          0.43%          1.18%              N/A           1.18%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund --
  Series I                                    0.61%          N/A          0.24%          0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund --
  Series I (1)                                0.85%          N/A          0.58%          1.43%             0.13%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund --
  Series I                                    0.50%          N/A          0.31%          0.81%              N/A           0.81%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund --
  Series I                                    0.74%          N/A          0.35%          1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I (1)                                0.73%          N/A          0.57%          1.30%             0.00%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I      0.61%          N/A          0.24%          0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V. I. Small Cap Equity Fund --
  Series I (1)                                0.85%          N/A          0.70%          1.55%             0.25%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
  Class 2                                     0.43%         0.25%         0.02%          0.70%              N/A           0.70%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund -- Class 2                             0.50%         0.25%         0.02%          0.77%              N/A           0.77%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2           0.47%         0.25%         0.02%          0.74%              N/A           0.74%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund --
  Class 2                                     0.67%         0.25%         0.04%          0.96%              N/A           0.96%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund -- Class 2                             0.80%         0.25%         0.04%          1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2         0.38%         0.25%         0.02%          0.65%              N/A           0.65%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                     0.34%         0.25%         0.01%          0.60%              N/A           0.60%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                     0.57%         0.25%         0.06%          0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2      0.85%         0.25%         0.06%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2    0.50%         0.25%         0.03%          0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities
  Fund -- Class 2                             0.75%         0.25%         0.05%          1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities
  Fund -- Class 2 (2)                         0.75%         0.25%         0.04%          1.04%              N/A           1.04%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2)        0.53%         0.25%         0.31%          1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
  Fund -- Class 1 (2)                         0.42%          N/A          0.27%          0.69%              N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA    0.45%          N/A          0.04%          0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                   TOTAL ANNUAL
                                                                                  FUND OPERATING
                                                         12B-1                   EXPENSES (BEFORE                        TOTAL
                                                      DISTRIBUTION               CONTRACTUAL FEE    CONTRACTUAL FEE      ANNUAL
                                                         AND/OR                     WAIVERS OR         WAIVERS OR         FUND
                                        MANAGEMENT     SERVICING       OTHER         EXPENSE            EXPENSE        OPERATING
                                           FEES           FEES       EXPENSES    REIMBURSEMENTS)     REIMBURSEMENTS     EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
  Opportunities Series -- Initial
  Class (3)                               0.75%           N/A          0.18%          0.93%              0.03%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging
  Growth Series -- Initial Class          0.75%           N/A          0.11%          0.86%               N/A            0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global
  Equity Series -- Initial Class (3)      1.00%           N/A          1.10%          2.10%              0.95%           1.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
  Growth Stock Series -- Initial
  Class                                   0.75%           N/A          0.13%          0.88%               N/A            0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors
  Trust Series -- Initial Class           0.75%           N/A          0.13%          0.88%               N/A            0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series -- Initial Class (3)             0.75%           N/A          0.15%          0.90%              0.00%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap
  Growth Series -- Initial Class          0.75%           N/A          0.16%          0.91%               N/A            0.91%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New
  Discovery Series -- Initial Class       0.90%           N/A          0.15%          1.05%               N/A            1.05%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total
  Return Series -- Initial Class          0.75%           N/A          0.11%          0.86%               N/A            0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Value
  Series -- Initial Class (3)             0.75%           N/A          2.19%          2.94%              2.04%           0.90%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund --
  Class 2 (2)                             0.60%          0.25%         0.21%          1.06%               N/A            1.06%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund --
  Class 2 (2)                             0.60%          0.25%         0.21%          1.06%               N/A            1.06%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund -- Class 1              1.25%           N/A          0.33%          1.58%               N/A            1.58%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund --
  Class 2 (2)                             0.70%          0.25%         0.20%          1.15%               N/A            1.15%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
  Fund -- Class 2 (2)                     0.62%          0.25%         0.21%          1.08%               N/A            1.08%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2                                 0.80%          0.25%         0.05%          1.10%               N/A            1.10%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. This agreement will continue until at least December 31, 2004.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Annual Fund Operating Expenses were:

                                                                     12B-1 DISTRIBUTION              TOTAL FUND
                                                        MANAGEMENT         AND/OR          OTHER     OPERATING
                                                           FEES        SERVICING FEES     EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund -- Class 2      0.74%             0.25%          0.04%        1.03%
---------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                        0.48%             0.25%          0.31%        1.04%
---------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1      0.39%              N/A           0.27%        0.66%
---------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -- Class 2               0.59%             0.25%          0.21%        1.05%
---------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                  0.59%             0.25%          0.21%        1.05%
---------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2              0.68%             0.25%          0.20%        1.13%
---------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund -- Class 2         0.60%             0.25%          0.21%        1.06%
---------------------------------------------------------------------------------------------------------------

(3) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are currently below 0.15% and the series is reimbursing MFS). This agreement will continue until at least April 30, 2004.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                        $1,308
--------------------------------------------------------------------
3 years                                                       $2,391
--------------------------------------------------------------------
5 years                                                       $3,371
--------------------------------------------------------------------
10 years                                                      $5,377
--------------------------------------------------------------------

(2)  If you annuitize at the end of the applicable time period:

1 year                                                $   542
-------------------------------------------------------------
3 years                                               $ 1,634
-------------------------------------------------------------
5 years                                               $ 2,715
-------------------------------------------------------------
10 years                                              $ 5,370
-------------------------------------------------------------

(3)  If you do not Surrender your Contract:

1 year                                                $   550
-------------------------------------------------------------
3 years                                               $ 1,642
-------------------------------------------------------------
5 years                                               $ 2,722
-------------------------------------------------------------
10 years                                              $ 5,377
-------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years

x  Payment Enhancements or earnings

x  Distributions made due to death

x Distributions under a program for substantially equal periodic payments made for your life expectancy

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements created in the 12 months prior to the date we calculate the Death Benefit,

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING      BASIS OF RATING
------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              3/10/03         A+       Financial strength
------------------------------------------------------------------------
 Standard & Poor's         12/31/02        AA-       Financial strength
------------------------------------------------------------------------
 Fitch                     10/30/02        AA        Financial strength
------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

Jennison Portfolio, Prudential Jennison International Growth Portfolio, Jennison 20/20 Focus Portfolio, and Prudential Value Portfolio are part of The Prudential Series Fund, Inc. The Prudential Series Fund, Inc. is an open-end management investment company that was organized under the laws of Maryland on November 15, 1982. The Prudential Series Fund, Inc. offers two classes of shares in each portfolio: Class I shares and Class II shares. This Annuity invests only in Class II shares of The Prudential Series Fund, Inc.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Prudential Investments LLC (PI), a wholly owned subsidiary of Prudential Financial, Inc. serves as the overall investment adviser for The Prudential Series Fund, Inc. PI is located at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

Jennison Associates LLC (Jennison) provides investment advisory services for the Jennison 20/20 Focus Portfolio, the Jennison Portfolio, and the Prudential Jennison International Growth Portfolio. Jennison provides investment advisory services for approximately 50% of the assets of Prudential Value Portfolio, and Deutsche Asset Management, Inc. (Deutsche) and Victory Capital Management, Inc. (Victory), each provide investment advisory services for approximately 25% of the assets of Prudential Value Portfolio.

Jennison is located at 466 Lexington Avenue, New York, New York 10017. Deutsche is located at 280 Park Avenue, New York, New York 10017. Victory is located at 130 Public Square, Cleveland, Ohio 44114.

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark- Investors Growth Stock Series,
MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, and MFS-Registered Trademark-Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Rising Dividends Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund and the Franklin Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51
John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information,
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which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

JENNISON PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects.

PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO -- Seeks long-term growth of capital.

JENNISON 20/20 FOCUS PORTFOLIO -- Seeks to achieve long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that are selected by the investment advisers (up to 20 by each) as having strong capital appreciation potential.

PRUDENTIAL VALUE PORTFOLIO -- Seeks capital appreciation.

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in blue chip companies.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign over-the-counter market.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.
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AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation by normally investing at least 80% of its net assets in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN REAL ESTATE FUND (closed to Contracts issued on or after May 1,
2002) -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in investments of companies operating in the real estate sector, primarily equity real estate investment trusts (REITs).

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000-Registered Trademark- Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing 65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

TEMPLETON GLOBAL ASSET ALLOCATION FUND (closed to Contracts issued on or after May 1, 2002) -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The Fund may invest in high yield, lower rated "junk bonds."

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the World, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.
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VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate
Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment
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18                                               HARTFORD LIFE INSURANCE COMPANY
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is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If
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your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
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PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

  HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with total Premium Payments made to this Contract or any other Contract we issue to you or your Annuitant. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.
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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x 3% of the Premium Payment if your cumulative Premium Payments are less than $50,000.

x 4% of the Premium Payment if your cumulative Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.
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HARTFORD LIFE INSURANCE COMPANY                                               21
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The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has a policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into the Hartford Money Market HLS Fund and to limit the total Contract Value invested in the Hartford Money Market HLS Fund. The effect on you may include higher transaction costs or lower performance.


ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

22                                               HARTFORD LIFE INSURANCE COMPANY
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- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

  Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
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HARTFORD LIFE INSURANCE COMPANY                                               23
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000, without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- The total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

24                                               HARTFORD LIFE INSURANCE COMPANY
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- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancements credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the

HARTFORD LIFE INSURANCE COMPANY                                               25
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taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

26                                               HARTFORD LIFE INSURANCE COMPANY
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- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been inforce.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or
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HARTFORD LIFE INSURANCE COMPANY                                               27
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- The Maximum Anniversary Value, which is described below, minus Payment
  Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings
Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.
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28                                               HARTFORD LIFE INSURANCE COMPANY
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Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity
Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit.
On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
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HARTFORD LIFE INSURANCE COMPANY                                               29
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If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for no more than five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract. Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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30                                               HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.
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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your
Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner.

Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not
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32                                               HARTFORD LIFE INSURANCE COMPANY
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be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity
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Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN

We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
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34                                               HARTFORD LIFE INSURANCE COMPANY
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For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely
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between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly, or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.
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Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgement on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement moved the district court for, among other things, judgment as a matter of law or a new trial, and intend to appeal the judgment if the district court does not set it aside or substantially reduce it. In either event, Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
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FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the
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    Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the
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        current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

    3.  If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within
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30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Experts
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract, You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.973     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.741     $  0.973          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           49           99          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.691           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.735           --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.895     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.606     $  0.895
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          215          513          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.589           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.601           --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.738     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.560     $  0.738
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.596           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.556           --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.940     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.718     $  0.940
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           86          180          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.680           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.713           --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.180     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.898     $  1.180          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          413            8          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.839           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.892           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            9           --          --
------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.170     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.896     $  1.170          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        2,956          232          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.849           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.891           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          127           --          --
------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.190     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.864     $  1.190          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        1,587          465          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.831           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.859           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           19           --          --
------------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.254     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.933     $  1.254          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          497          222          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.882           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.928           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            4           --          --
------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.288     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.859     $  1.288          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           92           28          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.830           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.854           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.999     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  1.077     $  0.999          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        9,089          126          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.045           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  1.071           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           42           --          --
------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.100     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.913     $  1.100          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          316           --          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.939           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.907           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            4           --          --
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.152     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  1.007     $  1.152          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        1,500           62          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.954           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  1.001           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           35           --          --
------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.166     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.800     $  1.166          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          664           27          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.765           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.795           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           17           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.913     $ 10.026     $ 9.185
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.544     $  9.913     $10.026
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        1,239          581         285
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.390           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.457           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           12           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP GROWTH & INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.939     $  1.000          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.710     $  0.939          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        6,673        1,022          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  0.693           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  0.705           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          119           --          --
------------------------------------------------------------------------------------------

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 11.089     $ 10.424     $10.187
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 11.349     $ 11.089     $10.424
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        1,425          752         334
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.520           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 11.234           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           27           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.402     $ 11.143     $16.074
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.894     $  9.402     $11.143
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          840          493         373
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.296           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.814           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            1           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.689     $ 11.304     $17.949
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.715     $  9.689     $11.304
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          296          276         222
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.601           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.637           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            1           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.343     $ 12.847     $14.655
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.686     $ 10.343     $12.847
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        3,807        3,157       2,066
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  6.921           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.608           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           36           --          --
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.261     $ 10.172     $ 9.277
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.242     $ 10.261     $10.172
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        4,634        3,393       1,979
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.765           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.158           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           29           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.847     $ 11.227     $17.289
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.410     $  8.847     $11.227
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        1,231        1,362         657
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.127           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  7.335           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           14           --          --
------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.422     $  9.999     $12.616
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.743     $  9.422     $ 9.999
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          110          101          92
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.437           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.655           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            1           --          --
------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.950           --          --(b)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  9.228           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          110           --          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.644           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  9.193           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            3           --          --
------------------------------------------------------------------------------------------

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.016           --          --(b)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.273           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            4           --          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.927           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.241           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            3           --          --
------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 12.129     $ 11.430     $ 8.568
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 12.178     $ 12.129     $11.430
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          104           77          30
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 12.075           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 12.054           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 11.627     $ 13.948     $21.677
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.156     $ 11.627     $13.948
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          424          371         234
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.496           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.074           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            5           --          --
------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.799     $ 10.505     $10.109
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 11.165     $ 10.799     $10.505
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          273          143          34
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.254           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 11.052           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            3           --          --
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.085     $  1.061     $ 1.024
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  1.082     $  1.085     $ 1.061
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                       63,098       31,627      19,329
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  1.076           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  1.071           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            2           --          --
------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.704     $ 11.565     $14.317
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.019     $  8.704     $11.565
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          372          503         402
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  5.612           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  5.958           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            3           --          --
------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.968     $ 12.180     $18.198
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  5.192     $  7.968     $12.180
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          595          713         587
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  4.918           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  5.139           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            1           --          --
------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.378     $ 10.588     $11.465
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.128     $  9.378     $10.588
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           54           24          26
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.716           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.045           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.254     $  9.217     $10.141
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  9.336     $  9.254     $ 9.217
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          504          238         101
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.875           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  9.241           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            5           --          --
------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.265     $ 11.077     $13.029
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  5.891     $  8.265     $11.077
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          534          618         403
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  5.713           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  5.831           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            5           --          --
------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.079     $  9.773     $ 9.418
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.281     $  8.079     $ 9.773
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          402          430         261
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  5.974           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.217           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            4           --          --
------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  6.909     $  8.520          --
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  3.860     $  6.909          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          381          200          --
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  3.631           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  3.826           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           14           --          --
------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 12.895     $ 13.804     $17.516
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.672     $ 12.895     $13.804
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          188          128          91
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.351           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.584           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            5           --          --
------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.902     $ 11.056     $ 9.159
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 10.169     $ 10.902     $11.056
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                        1,157          588         240
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.623           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $ 10.066           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           10           --          --
------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 11.476     $ 10.899     $ 9.276
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  9.954     $ 11.476     $10.899
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          825          409         125
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.749           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  9.853           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            8           --          --
------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  6.964     $  7.703     $10.600
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.853     $  6.964     $ 7.703
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           37           22          23
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  6.601           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.783           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            1           --          --
------------------------------------------------------------------------------------------

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
SUB-ACCOUNT                                             2002         2001          2000
------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.685     $ 10.512     $10.669
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.957     $  8.685     $10.512
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          528          384         172
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  7.182           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  6.887           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            1           --          --
------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  9.462     $ 10.682     $10.949
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.899     $  9.462     $10.682
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           78           64          65
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.549           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.808           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                           --           --          --
------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $ 10.276     $ 10.586     $ 9.578
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.239     $ 10.276     $10.586
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                          259          319          65
------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period    $  8.387           --          --(a)
------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period          $  8.155           --          --
------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at
     end of period (in thousands)                            4           --          --
------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

To obtain a Statement of Additional Information for Hartford Leaders Elite Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

----------------------------------------------------
                                    Address

----------------------------------------------------
                            City/State      Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
             SERIES I AND SERIES IR OF HARTFORD LEADERS ELITE PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: December 15, 2003
Date of Statement of Additional Information: December 15, 2003


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $48,058,316, 2001: $19,805,245; and 2000: $18,964,469.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

No information is shown for the AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund and MFS Value Series Sub-Accounts, because as of December 31, 2002, the Sub-Accounts had not yet commenced operations.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                             SUB-ACCOUNT                                                               SINCE
SUB-ACCOUNT                                 INCEPTION DATE       1 YEAR            5 YEAR           10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                             04/25/95              -40.47%            -7.52%             N/A              3.46%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio                                    09/25/00              -32.93%              N/A              N/A            -41.76%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                 05/03/99              -32.70%              N/A              N/A            -11.06%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                     02/19/88              -32.49%            -6.95%            5.19%             6.73%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                05/01/98              -32.78%              N/A              N/A             -9.72%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                      09/10/01              -32.31%              N/A              N/A            -26.75%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                        12/29/99              -35.94%              N/A              N/A            -26.47%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             05/03/93              -34.31%            -7.80%             N/A              3.68%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund          12/29/99              -41.41%              N/A              N/A            -35.04%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund            05/05/93               -3.20%             0.37%             N/A              1.07%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund             05/05/93              -26.45%            -8.90%             N/A              0.28%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund              09/10/01              -22.31%              N/A              N/A            -15.29%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                   05/03/93              -39.65%            -7.65%             N/A              4.24%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund           08/01/89              -23.47%            -3.78%            4.14%             4.24%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund                                         07/05/01              -33.14%              N/A              N/A            -28.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                       01/02/96               -8.60%            -1.43%             N/A              0.29%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund              04/30/97              -25.51%             0.06%             N/A              1.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund                                         04/30/98              -29.51%              N/A              N/A             -2.61%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                     12/08/86              -34.40%             1.51%            8.42%             9.15%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund              12/08/86              -28.87%            -2.23%            6.55%             6.44%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund              05/01/90              -25.70%            -2.96%            4.60%             2.86%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                  06/17/99              -17.39%              N/A              N/A             -9.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                01/24/89              -12.82%            -2.64%            3.61%             5.29%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund      05/01/96              -33.25%            -3.00%             N/A              1.84%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                      01/24/89              -10.39%            -4.20%            6.10%             5.64%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                        11/01/95              -38.22%            -5.50%             N/A              2.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund      07/01/99               -7.60%              N/A              N/A             -2.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                 06/30/80              -10.94%            -1.81%           -0.26%             0.78%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series               08/14/96              -39.13%            -5.99%             N/A             -0.19%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                     07/24/95              -42.82%            -8.67%             N/A              0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                       05/03/99              -23.03%              N/A              N/A             -9.38%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                           07/26/95               -9.95%            -5.55%             N/A             -0.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series              05/03/99              -37.18%              N/A              N/A            -15.24%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                     10/09/95              -31.24%            -8.61%             N/A              1.54%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                      05/01/00              -51.36%              N/A              N/A            -33.12%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                       05/01/98              -40.89%              N/A              N/A             -3.22%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                        01/03/95              -16.94%            -0.88%             N/A              6.89%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                  11/08/96              -22.96%            -2.03%             N/A              1.10%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund                                         03/04/96              -12.23%           -11.87%             N/A            -17.27%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund              05/01/92              -29.06%            -7.95%            4.22%             2.79%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund         08/24/88              -16.24%            -3.44%            4.99%             5.14%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               03/15/94              -29.00%            -4.35%             N/A              2.23%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                  FUND                                                                 SINCE
SUB-ACCOUNT                                  INCEPTION DATE       1 YEAR            5 YEAR          10 YEAR          INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Jennison Portfolio                              04/25/95              -32.29%           -3.77%             N/A              5.27%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison International Growth
  Portfolio                                     09/25/00              -24.10%             N/A              N/A            -32.96%
---------------------------------------------------------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                  05/03/99              -23.85%             N/A              N/A             -5.76%
---------------------------------------------------------------------------------------------------------------------------------
Prudential Value Portfolio                      02/19/88              -23.62%           -2.58%            7.12%             8.42%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                 05/01/98              -23.93%             N/A              N/A             -5.22%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                       09/10/01              -23.42%             N/A              N/A            -17.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                         12/29/99              -27.37%             N/A              N/A            -20.61%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund              05/03/93              -25.59%           -3.86%             N/A              5.56%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund           12/29/99              -33.31%             N/A              N/A            -28.78%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund             05/05/93                7.80%            4.69%             N/A              4.17%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund              05/05/93              -17.05%           -4.79%             N/A              2.55%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund               09/10/01              -12.56%             N/A              N/A             -5.08%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                    05/03/93              -31.40%           -3.79%             N/A              6.08%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund            08/01/89              -13.81%            0.44%            6.33%             6.48%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund                                          07/05/01              -24.33%             N/A              N/A            -20.51%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                        01/02/96                2.34%            3.04%             N/A              3.87%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund               04/30/97              -16.04%            3.62%             N/A              4.45%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund                                          04/30/98              -20.38%             N/A              N/A              1.44%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                      02/08/84              -25.69%            4.81%           10.20%            11.75%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund               02/08/84              -19.68%            1.80%            8.50%            10.47%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund               05/01/90              -16.24%            0.82%            6.47%             5.12%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                   06/17/99               -7.21%             N/A              N/A             -3.53%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                 01/24/89               -2.24%            1.86%            5.99%             7.33%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund       05/01/96              -24.45%            0.84%             N/A              4.76%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                       01/24/89                0.40%            0.77%            8.24%             7.82%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                         11/01/95              -29.85%           -1.61%             N/A              4.59%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund       07/01/99                3.40%             N/A              N/A              3.20%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                  06/30/80               -0.19%            2.60%            2.76%             5.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                08/14/96              -30.84%           -2.25%             N/A              2.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                      07/24/95              -34.85%           -5.01%             N/A              2.98%
---------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                        05/03/99              -13.33%             N/A              N/A             -4.06%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                            07/26/95                0.89%           -0.90%             N/A              2.80%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series               05/03/99              -28.72%             N/A              N/A             -1N/A
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                      10/09/95              -22.26%           -4.44%             N/A              3.95%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                       05/01/00              -44.13%             N/A              N/A            -26.71%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                        05/01/98              -32.75%             N/A              N/A              0.89%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                         01/03/95               -6.72%            3.29%             N/A              8.90%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                   11/08/96              -13.26%            2.27%             N/A              4.85%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund                                          03/04/96               -1.60%           -6.81%             N/A            -10.89%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund               05/01/92              -19.90%           -3.74%            6.00%             4.88%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund          08/24/88               -5.95%            0.80%            7.02%             7.20%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                03/15/94              -19.82%           -0.21%             N/A              4.63%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                       YIELD        EFFECTIVE YIELD
----------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                        -0.65%           -0.64%
----------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                       YIELD
----------------------------------------------------------------------------
American Funds Bond Fund                                                N/A
----------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                               N/A
----------------------------------------------------------------------------
MFS High Income Fund                                                    N/A
----------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
JENNISON 20/20 FOCUS PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.973      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.741      $0.973
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                49          99          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.972      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.739      $0.972
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2           2          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.972      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.739      $0.972
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.691          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.737          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                48          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.971      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.737      $0.971
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                48          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.691          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.736          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.691          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.736          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.691          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.735          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
JENNISON PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.895      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.606      $0.895
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               215         513          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.894      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.604      $0.894
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21          20          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.894      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.604      $0.894
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.589          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.602          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               155          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.893      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.602      $0.893
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               155          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.589          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.602          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.589          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.602          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.589          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.601          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON INTERNATIONAL GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.738      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.560      $0.738
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.737      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.559      $0.737
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.737      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.558      $0.737
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.596          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.557          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.736      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.557      $0.736
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.596          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.556          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.596          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.556          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.596          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.556          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL VALUE PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.940      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.718      $0.940
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                86         180          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.939      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.716      $0.939
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4           4          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.939      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.716      $0.939
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.680          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.714          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                73          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.938      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.714      $0.938
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                73          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.680          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.714          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.680          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.713          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.680          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.713          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.180      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.898      $1.180          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               413           8          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.179      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.896      $1.179          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                71          17          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.179      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.895      $1.179          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.839          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.894          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               272          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.179      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.894      $1.179          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               272          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.839          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.893          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.839          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.893          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.839          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.892          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.170      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.896      $1.170          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,956         232          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.170      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.894      $1.170          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               534          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.169      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.894      $1.169          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               440          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.849          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.892          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,769          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.169      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.892      $1.169          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,769          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.849          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.892          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                75          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.849          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.891          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                41          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.849          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.891          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               127          --          --
-------------------------------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.190      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.864      $1.190          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,587         465          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.189      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.862      $1.189          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                26          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.189      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.862      $1.189          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                85          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.831          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.860          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               354          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.188      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.860      $1.188          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               354          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.831          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.860          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.831          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.859          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.831          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.859          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                19          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.254      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.933      $1.254          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               497         222          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.254      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931      $1.254          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                57          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.253      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.931      $1.253          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                63          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.882          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.929          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               192          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.253      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.929      $1.253          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               192          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.882          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.928          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                22          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.882          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.928          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.882          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.928          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.288      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.859      $1.288          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                92          28          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.288      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.857      $1.288          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.287      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.857      $1.287          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               144          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.830          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.855          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                79          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.287      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.855      $1.287          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                79          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.830          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.855          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.830          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.830          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.854          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.999      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077      $0.999          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             9,089         126          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.999      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.075      $0.999          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,018          41          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.999      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.074      $0.999          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               712          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $1.046          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.072          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,407          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.998      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.072      $0.998          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,407          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $1.045          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.072          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                89          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $1.045          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.071          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                77          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.045          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.071          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                42          --          --
-------------------------------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.100      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.913      $1.100          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               316          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.100      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.911      $1.100          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15           6          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.100      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.910      $1.100          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                23          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.939          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.908          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                79          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.099      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.908      $1.099          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                79          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.939          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.908          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.939          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.908          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.939          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.907          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.152      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.007      $1.152          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,500          62          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.151      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.005      $1.151          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               272          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.151      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.004      $1.151          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               187          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.955          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.003          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,682          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.151      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.003      $1.151          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,682          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.954          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.002          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                62          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.954          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.002          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                38          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.954          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.001          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                35          --          --
-------------------------------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.166      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.800      $1.166          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               664          27          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.166      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.799      $1.166          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                84          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.166      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.798      $1.166          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               142          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.797          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               827          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.165      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.797      $1.165          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               827          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.796          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                43          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.796          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.795          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.913     $10.026      $9.185
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.544      $9.913     $10.026
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,239         581         285
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.880     $10.008      $9.179
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.502      $9.880     $10.008
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               128          54           7
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.133     $10.477          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.716     $10.133          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               345          66          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.391          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.470          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               534          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.861     $10.210          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.470      $9.861          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               534          66          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.391          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.464          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                17          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.391          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.463          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.390          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.457          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12          --          --
-------------------------------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP GROWTH & INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.939      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.710      $0.939          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             6,673       1,022          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.938      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.709      $0.938          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               610          68          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.938      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.708      $0.938          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,831         670          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.693          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.706          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             5,142          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $0.937      $1.000          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.706      $0.937          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             5,142         524          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.693          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.706          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               156          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $0.693          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.706          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               346          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $0.693          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $0.705          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               119          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.089     $10.424     $10.187
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.349     $11.089     $10.424
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,425         752         334
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.051     $10.405     $10.181
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.293     $11.051     $10.405
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               184         108          48
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.695     $10.346          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.923     $10.695          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               237          96          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.521          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.250          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               501          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.031     $10.686          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.250     $11.031          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               501         128          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.520          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.243          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.520          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.241          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.520          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.234          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                27          --          --
-------------------------------------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.402     $11.143     $16.074
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.894      $9.402     $11.143
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               840         493         373
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.370     $11.122     $16.064
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.855      $9.370     $11.122
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                81          56          56
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.319      $9.183          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.133      $7.319          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               134          48          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.297          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.825          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               172          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.353     $11.751          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.825      $9.353          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               172          48          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.296          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.820          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.296          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.819          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.296          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.814          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.689     $11.304     $17.949
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.715      $9.689     $11.304
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               296         276         222
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.657     $11.283     $17.937
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.677      $9.657     $11.283
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33          36          31
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.175      $8.752          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.702      $7.175          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9           1          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.602          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.648          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.639     $11.773          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.648      $9.639          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82          14          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.643          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.641          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.637          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.343     $12.847     $14.655
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.686     $10.343     $12.847
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             3,807       3,157       2,066
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.308     $12.823     $14.646
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.648     $10.308     $12.823
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               470         372         163
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.213      $9.525          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.349      $7.213          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               576         472          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $6.922          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.619          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,235          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.289     $13.605          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.619     $10.289          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,235         295          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $6.922          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.614          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                47          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $6.922          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.612          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                54          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.921          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.608          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                36          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.261     $10.172      $9.277
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.242     $10.261     $10.172
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,634       3,393       1,979
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.227     $10.153      $9.271
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.202     $10.227     $10.153
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               455         405         200
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.401     $10.745          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.337     $10.401          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               436         266          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.170          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,351          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.208     $10.560          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.170     $10.208          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,351         403          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.165          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.163          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                65          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.765          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.158          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                29          --          --
-------------------------------------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.847     $11.227     $17.289
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.410      $8.847     $11.227
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,231       1,362         657
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.817     $11.206     $17.278
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.374      $8.817     $11.206
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               112         117          75
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.764      $8.902          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.654      $6.764          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                42          55          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.128          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.346          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               220          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.801     $11.599          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.346      $8.801          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               220          62          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.127          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.341          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.127          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.340          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.127          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.335          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                14          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.422      $9.999     $12.616
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.743      $9.422      $9.999
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               110         101          92
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.391      $9.980     $12.607
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.701      $9.391      $9.980
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8           4           4
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.905      $9.926          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.247      $8.905          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          11          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.438          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.667          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                53          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.373     $10.462          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.667      $9.373          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                53           4          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.437          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.662          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.437          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.660          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.437          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.655          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.950          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.228          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               110          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.948          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.218          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.948          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.215          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.645          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.206          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               202          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.947          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.206          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               202          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.645          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.200          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.645          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.198          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.644          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.193          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.016          --          --(b)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.273          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.015          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.265          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.014          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.262          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.927          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.254          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.013          --          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.254          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.927          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.248          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.927          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.247          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.927          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.241          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.129     $11.430      $8.568
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.178     $12.129     $11.430
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               104          77          30
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.088     $11.408      $8.562
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.119     $12.088     $11.408
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                13           7           5
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.092     $10.657          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.114     $11.092          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                25          22          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.075          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.072          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.066     $11.609          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.072     $12.066          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10           9          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.075          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.065          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $12.075          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.062          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.075          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $12.054          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.627     $13.948     $21.677
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.156     $11.627     $13.948
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               424         371         234
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.588     $13.922     $21.663
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.117     $11.588     $13.922
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                67          59          37
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.749      $8.560          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.725      $6.749          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                57          39          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.497          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.085          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                85          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.567     $14.691          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.085     $11.567          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                85          18          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.496          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.080          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.496          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.079          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.496          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.074          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.799     $10.505     $10.109
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.165     $10.799     $10.505
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               273         143          34
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.762     $10.485     $10.102
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.111     $10.762     $10.485
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5           5           1
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.380     $10.481          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.712     $10.380          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33          19          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.255          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.069          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               139          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.742     $10.862          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.069     $10.742          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               139           7          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.255          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.062          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                     $10.254          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.059          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 9          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.254          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $11.052          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.085      $1.061      $1.024
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.082      $1.085      $1.061
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)            63,098      31,627      19,329
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.081      $1.059      $1.023
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.077      $1.081      $1.059
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             2,217       1,467         233
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.031      $1.014          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.027      $1.031          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             3,044       3,569          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $1.076          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.073          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,565          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $1.079      $1.063          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.073      $1.079          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             4,565         520          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $1.076          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.072          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               318          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $1.076          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.072          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                52          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $1.076          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $1.071          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.704     $11.565     $14.317
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.019      $8.704     $11.565
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               372         503         402
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.675     $11.543     $14.308
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.990      $8.675     $11.543
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                38          46          34
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.594      $9.517          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.551      $6.594          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82          75          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.612          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.967          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                40          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.659     $12.514          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.967      $8.659          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                40          21          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.612          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.963          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.612          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.962          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.612          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.958          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.968     $12.180     $18.198
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.192      $7.968     $12.180
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               595         713         587
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.941     $12.157     $18.187
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.166      $7.941     $12.157
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                81         118          83
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $5.311      $7.717          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.454      $5.311          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                32          28          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $4.918          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.146          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.927     $11.534          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.146      $7.927          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                33          19          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $4.918          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.143          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $4.918          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.142          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $4.918          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.139          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.378     $10.588     $11.465
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.128      $9.378     $10.588
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                54          24          26
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.347     $10.568     $11.458
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.088      $9.347     $10.568
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6           3           1
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.499      $9.591          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $7.351      $8.499          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1           1          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.717          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.057          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                26          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.329     $10.543          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.057      $9.329          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                26          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.716          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.052          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.716          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.050          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.716          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.045          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.254      $9.217     $10.141
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.336      $9.254      $9.217
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               504         238         101
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.223      $9.199     $10.134
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.290      $9.223      $9.199
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                31          12           8
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.357      $9.902          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.421      $9.357          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                30          16          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.875          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.255          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               106          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.206      $9.756          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.255      $9.206          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               106           2          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.875          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.249          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.875          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.247          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.875          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.241          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.265     $11.077     $13.029
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.891      $8.265     $11.077
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               534         618         403
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.237     $11.056     $13.021
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.863      $8.237     $11.056
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                49          53          26
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.489      $8.862          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.616      $6.489          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                68          70          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.713          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.840          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.222     $11.244          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.840      $8.222          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82          20          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.713          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.836          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 6          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.713          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.835          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.713          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.831          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.079      $9.773      $9.418
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.281      $8.079      $9.773
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               402         430         261
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.052      $9.755      $9.412
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.250      $8.052      $9.755
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                57          55          19
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.996      $9.595          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.204      $7.996          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                35          42          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.974          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.226          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               117          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.037      $9.657          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.226      $8.037          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               117          24          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.974          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.223          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $5.974          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.221          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $5.974          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.217          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.909      $8.520          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.860      $6.909          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               381         200          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.895      $8.515          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.846      $6.895          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                47          44          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $7.452      $9.959          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $4.155      $7.452          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                70          56          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $3.632          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.832          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               142          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.882      $9.210          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.832      $6.882          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               142          48          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $3.631          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.829          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $3.631          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.828          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                15          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $3.631          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $3.826          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                14          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $12.895     $13.804     $17.516
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.672     $12.895     $13.804
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               188         128          91
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.852     $13.778     $17.505
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.630     $12.852     $13.778
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                32          28          21
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.535      $9.824          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $5.728      $8.535          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                29           5          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.351          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.596          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $12.828     $14.786          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.596     $12.828          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                82           2          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.351          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.591          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.351          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.589          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.351          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.584          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.902     $11.056      $9.159
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.169     $10.902     $11.056
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)             1,157         588         240
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.865     $11.035      $9.153
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.120     $10.865     $11.035
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                99          59          11
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.329     $10.438          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.615     $10.329          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               123          52          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $9.624          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.081          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               400          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.845     $10.975          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.081     $10.845          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               400         105          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $9.623          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.075          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                30          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $9.623          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.073          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.623          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                           $10.066          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                10          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $11.476     $10.899      $9.276
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.954     $11.476     $10.899
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               825         409         125
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.437     $10.878      $9.270
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.906     $11.437     $10.878
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                95          46          21
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.018     $11.008          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.539     $11.018          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               103          25          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $9.750          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.868          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               370          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $11.416     $11.421          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.868     $11.416          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               370          47          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $9.749          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.862          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                12          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $9.749          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.860          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                21          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.749          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $9.853          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 8          --          --
-------------------------------------------------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.964      $7.703     $10.600
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.853      $6.964      $7.703
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                37          22          23
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.941      $7.688     $10.594
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.819      $6.941      $7.688
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2           1           1
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.391     $10.081          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.240      $8.391          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1           1          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $6.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.793          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                19          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $6.928      $8.335          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.793      $6.928          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                19          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $6.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.789          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $6.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.788          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $6.601          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.783          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.685     $10.512     $10.669
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.957      $8.685     $10.512
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               528         384         172
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.656     $10.492     $10.662
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.924      $8.656     $10.492
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                47          30          15
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.325     $10.048          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.655      $8.325          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                24           8          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.182          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.897          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                76          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.640     $10.443          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.897      $8.640          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                76           2          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.182          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.893          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 7          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $7.182          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.891          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $7.182          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $6.887          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 1          --          --
-------------------------------------------------------------------------------------------------------------------------

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $9.462     $10.682     $10.949
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.899      $9.462     $10.682
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                78          64          65
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.430     $10.662     $10.942
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.855      $9.430     $10.662
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 5           5           2
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                      $8.940     $10.130          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.391      $8.940          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4           1          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.549          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.821          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                      $9.413     $10.680          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.821      $9.413          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 3           3          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.549          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.816          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.549          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.814          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.549          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.808          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                --          --          --
-------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                       ----------------------------------
SUB-ACCOUNT                                                                               2002        2001        2000
-------------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                     $10.276     $10.586      $9.578
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.239     $10.276     $10.586
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)               259         319          65
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.241     $10.566      $9.572
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.199     $10.241     $10.566
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                40          14           1
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.155     $10.544          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.126     $10.155          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                52          26          --
-------------------------------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.387          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.167          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                98          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                     $10.222     $10.628          --
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.167     $10.222          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                98          14          --
-------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.387          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.162          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 2          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                                      $8.387          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.160          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                18          --          --
-------------------------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                      $8.387          --          --(a)
-------------------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                            $8.155          --          --
-------------------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in thousands)                 4          --          --
-------------------------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

                                     PART A

 HARTFORD LEADERS SOLUTION PLUS
 SEPARATE ACCOUNT SEVEN
 HARTFORD LIFE INSURANCE COMPANY
 P.O. BOX 5085
 HARTFORD, CONNECTICUT 06102-5085                             [THE
 TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)                  HARTFORD
 1-800-862-7155 (REGISTERED REPRESENTATIVES)                  LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I or Series IR of Hartford Leaders Solution Plus variable annuity. Please read it carefully.

We call this annuity Hartford Leaders Solution Plus variable annuity because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Hartford Leaders Solution Plus variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- MERRILL LYNCH GLOBAL GROWTH V.I. FUND SUB-ACCOUNT which purchases Class A shares of Merrill Lynch Global Growth V.I. Fund of Merrill Lynch Variable Series Funds, Inc.


- MERRILL LYNCH LARGE CAP GROWTH V.I. FUND SUB-ACCOUNT which purchases Class I shares of the Merrill Lynch Large Cap Growth V.I. Fund of the Merrill Lynch Variable Series Funds, Inc.


- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series (also known as American Variable Insurance Series) ("American Funds Asset Allocation Fund")

- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN REAL ESTATE FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Franklin Real Estate Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Real Estate Fund")

- FRANKLIN SMALL CAP FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Small Cap Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Cap Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of the Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the
  MFS-Registered Trademark- Variable Insurance Trust-SM-

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GLOBAL ASSET ALLOCATION FUND SUB-ACCOUNT (closed to Contracts issued on or after May 1, 2002) which purchases Class 2 shares of the Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy Fund) of the Franklin Templeton Variable Insurance Products Trust ("Templeton Global Asset Allocation Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. The Fixed Accumulation Feature is currently not available.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------

PROSPECTUS DATED: DECEMBER 15, 2003


STATEMENT OF ADDITIONAL INFORMATION DATED: DECEMBER 15, 2003

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       5
----------------------------------------------------------------------
FEE TABLE                                                         7
----------------------------------------------------------------------
HIGHLIGHTS                                                       11
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life Insurance Company                                13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Funds                                                      13
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  17
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   17
----------------------------------------------------------------------
THE CONTRACT                                                     19
----------------------------------------------------------------------
  Purchases and Contract Value                                   19
----------------------------------------------------------------------
  Charges and Fees                                               22
----------------------------------------------------------------------
  Principal First                                                25
----------------------------------------------------------------------
  Death Benefit                                                  26
----------------------------------------------------------------------
  Surrenders                                                     30
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  32
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         34
----------------------------------------------------------------------
OTHER INFORMATION                                                35
----------------------------------------------------------------------
  Legal Matters                                                  35
----------------------------------------------------------------------
  More Information                                               36
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       36
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         41
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          42
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               46
----------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                      49
----------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                          50
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you may take withdrawals. we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.50%
---------------------------------------------------------------------
    Administrative Charge                                       0.15%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.65%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                      0.35%
---------------------------------------------------------------------
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.35%
---------------------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                              Minimum   Maximum
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.49%     2.94%
-------------------------------------------------------------------------------

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

THIS TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND AS OF ITS YEAR END. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. BECAUSE OF THIS, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER THAN OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW.

                         Annual Fund Operating Expenses

                           As of the Fund's Year End
                        (As a percentage of net assets)


                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund --
  Class A                                     0.75%           N/A         0.13%          0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I.
  Fund -- Class I (1)                         0.65%           N/A         0.17%          0.82%             0.00%          0.82%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund --
  Series I                                    0.80%           N/A         0.36%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund -- Series I         0.73%           N/A         0.43%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund -- Series I           0.75%           N/A         0.43%          1.18%              N/A           1.18%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund --
  Series I                                    0.61%           N/A         0.24%          0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund --
  Series I (1)                                0.85%           N/A         0.58%          1.43%             0.13%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund --
  Series I                                    0.50%           N/A         0.31%          0.81%              N/A           0.81%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund --
  Series I                                    0.74%           N/A         0.35%          1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --
  Series I (1)                                0.73%           N/A         0.57%          1.30%             0.00%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -- Series I      0.61%           N/A         0.24%          0.85%              N/A           0.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund -- Series I
  (1)                                         0.85%           N/A         0.70%          1.55%             0.25%          1.30%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund --
  Class 2                                     0.43%          0.25%        0.02%          0.70%              N/A           0.70%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
  Fund -- Class 2                             0.50%          0.25%        0.02%          0.77%              N/A           0.77%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund -- Class 2           0.47%          0.25%        0.02%          0.74%              N/A           0.74%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund --
  Class 2                                     0.67%          0.25%        0.04%          0.96%              N/A           0.96%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund -- Class 2                             0.80%          0.25%        0.04%          1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund -- Class 2         0.38%          0.25%        0.02%          0.65%              N/A           0.65%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund --
  Class 2                                     0.34%          0.25%        0.01%          0.60%              N/A           0.60%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund --
  Class 2                                     0.57%          0.25%        0.06%          0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund -- Class 2      0.85%          0.25%        0.06%          1.16%              N/A           1.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2    0.50%          0.25%        0.03%          0.78%              N/A           0.78%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities
  Fund -- Class 2                             0.75%          0.25%        0.05%          1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities
  Fund -- Class 2 (2)                         0.75%          0.25%        0.04%          1.04%              N/A           1.04%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2 (2)        0.53%          0.25%        0.31%          1.09%              N/A           1.09%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities
  Fund -- Class 1 (2)                         0.42%           N/A         0.27%          0.69%              N/A           0.69%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA    0.45%           N/A         0.04%          0.49%              N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Capital
  Opportunities Series -- Initial Class
  (3)                                         0.75%           N/A         0.18%          0.93%             0.03%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Emerging Growth
  Series -- Initial Class                     0.75%           N/A         0.11%          0.86%              N/A           0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Global Equity
  Series -- Initial Class (3)                 1.00%           N/A         1.10%          2.10%             0.95%          1.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Growth
  Stock Series -- Initial Class               0.75%           N/A         0.13%          0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Investors Trust
  Series -- Initial Class                     0.75%           N/A         0.13%          0.88%              N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------



(1) Merrill Lynch Large Cap Growth V.I. Fund is a newly created series of the Merrill Lynch Variable Series Funds, Inc. Since the Fund had not commenced operations as of the end of the most recent fiscal year, the operating expenses are annualized estimates.

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                                     TOTAL ANNUAL
                                                                                    FUND OPERATING
                                                            12B-1                  EXPENSES (BEFORE                       TOTAL
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- High Income
  Series -- Initial Class (3)                 0.75%           N/A         0.15%          0.90%             0.00%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Mid Cap Growth
  Series -- Initial Class                     0.75%           N/A         0.16%          0.91%              N/A           0.91%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- New Discovery
  Series -- Initial Class                     0.90%           N/A         0.15%          1.05%              N/A           1.05%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Total Return
  Series -- Initial Class                     0.75%           N/A         0.11%          0.86%              N/A           0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark- Value Series --
  Initial Class (3)                           0.75%           N/A         2.19%          2.94%             2.04%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund --
  Class 2 (2)                                 0.60%          0.25%        0.21%          1.06%              N/A           1.06%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2
  (2)                                         0.60%          0.25%        0.21%          1.06%              N/A           1.06%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
  Fund -- Class 1                             1.25%           N/A         0.33%          1.58%              N/A           1.58%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund --
  Class 2 (2)                                 0.70%          0.25%        0.20%          1.15%              N/A           1.15%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund --
  Class 2 (2)                                 0.62%          0.25%        0.21%          1.08%              N/A           1.08%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund --
  Class 2                                     0.80%          0.25%        0.05%          1.10%              N/A           1.10%
---------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. This agreement will continue until at least December 31, 2004.

(2) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. With this reduction, Total Annual Fund Operating Expenses were:

                                                                             12B-1
                                                                          DISTRIBUTION                TOTAL
                                                                             AND/OR                   FUND
                                                             MANAGEMENT    SERVICING      OTHER     OPERATING
                                                                FEES          FEES       EXPENSES   EXPENSES
-------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund -- Class 2           0.74%          0.25%        0.04%      1.03%
-------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund -- Class 2                             0.48%          0.25%        0.31%      1.04%
-------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund -- Class 1           0.39%           N/A         0.27%      0.66%
-------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund -- Class 2                    0.59%          0.25%        0.21%      1.05%
-------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2                       0.59%          0.25%        0.21%      1.05%
-------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund -- Class 2                   0.68%          0.25%        0.20%      1.13%
-------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund -- Class 2              0.60%          0.25%        0.21%      1.06%
-------------------------------------------------------------------------------------------------------------

(3) MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" do not exceed 0.15% annually for each series. (Note that the High Income Series' "Other Expenses" are currently below 0.15% and the series is reimbursing MFS). This agreement will continue until at least April 30, 2004.

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                         $1,308
----------------------------------------------------------------------
3 years                                                        $2,391
----------------------------------------------------------------------
5 years                                                        $3,371
----------------------------------------------------------------------
10 years                                                       $5,377
----------------------------------------------------------------------

(2)  If you annuitize at the end of the applicable time period:

1 year                                                         $  542
----------------------------------------------------------------------
3 years                                                        $1,634
----------------------------------------------------------------------
5 years                                                        $2,715
----------------------------------------------------------------------
10 years                                                       $5,370
----------------------------------------------------------------------

(3)  If you do not Surrender your Contract:

1 year                                                         $  550
----------------------------------------------------------------------
3 years                                                        $1,642
----------------------------------------------------------------------
5 years                                                        $2,722
----------------------------------------------------------------------
10 years                                                       $5,377
----------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?
You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower mortality and expense risk charges and shorter contingent deferred sales charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x Premium Payments that have been in your Contract for more than seven years x Payment Enhancements or earnings

x  Distributions made due to death

x Distributions under a program for substantially equal periodic payments made for your life expectancy

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
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12                                               HARTFORD LIFE INSURANCE COMPANY
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 -  You may have to pay a Contingent Deferred Sales Charge on the money you
    Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- the Contract Value of your Contract minus any Payment Enhancements created in the 12 months prior to the date we calculate the Death Benefit,

- your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings
Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any
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HARTFORD LIFE INSURANCE COMPANY                                               13
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Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING        RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.              3/10/03               A+   Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         12/31/02              AA-   Financial strength
---------------------------------------------------------------------------
 Fitch                     10/30/02              AA    Financial strength
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on December 8, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


Merrill Lynch Large Cap Growth V.I. Fund is a series of the Merrill Lynch Variable Series Funds, Inc. Merrill Lynch Investment Mangers, L.P. serves as the investment adviser. Merrill Lynch Asset Management, U.K. Limited serves as the investment sub-adviser.


Merrill Lynch Global Growth V.I. Fund, a series of Merrill Lynch Variable Series Funds, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company, is advised by Merrill Lynch Investment Managers, L.P. (formerly Merrill Lynch Asset Management, L.P.), an indirect wholly-owned subsidiary of Merrill Lynch & Co.

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of A I M Variable Insurance Funds, which is a registered open-end management investment

14                                               HARTFORD LIFE INSURANCE COMPANY
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company. A I M Advisors, Inc. serves as the investment adviser for these Funds.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment adviser to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark- Investors Growth Stock Series,
MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, and MFS-Registered Trademark- Total Return Series and MFS-Registered Trademark-Value Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Rising Dividends Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, and Franklin Strategic Income Securities Fund is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Mutual Shares Securities Fund and the Franklin Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John
F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, N.P. Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

MERRILL LYNCH GLOBAL GROWTH V.I. FUND -- Seeks to achieve long-term growth of capital by investing in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.


MERRILL LYNCH LARGE CAP GROWTH V.I. FUND -- Seeks long-term capital growth.


AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks long-term growth of capital. Invests primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small-and medium-sized companies.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital with a secondary objective of current income. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in blue chip companies.

HARTFORD LIFE INSURANCE COMPANY                                               15
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AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to achieve long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign over-the-counter market.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation by normally investing at least 80% of its net assets in investments of large capitalization companies, with market capitalizations within the top 50% of companies in the Russell-Registered Trademark- 1000 Index, at the time of purchase.

FRANKLIN REAL ESTATE FUND (closed to Contracts issued on or after May 1,
2002) -- Seeks capital appreciation, with a secondary goal to earn current income, by investing primarily in investments of companies operating in the real estate sector, primarily equity real estate investment trusts (REITs).

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL CAP FUND -- Seeks long-term capital growth by normally investing 80% of its net assets in investments of small capitalization companies, with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000-Registered Trademark- Index; whichever is greater, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal, by normally investing
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16                                               HARTFORD LIFE INSURANCE COMPANY
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65% of its total assets in U.S. and foreign debt securities, including those in emerging markets.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation with income as a secondary goal.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal, by normally investing at least 65% of its total assets in U.S. equity securities that the manager believes are undervalued, including those of small capitalization companies, undervalued stocks, restructuring companies, and distressed companies.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation by normally investing 80% of its net assets in emerging market investments.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth by investing in investments of foreign companies, including those in emerging markets.

TEMPLETON GLOBAL ASSET ALLOCATION FUND (closed to Contracts issued on or after May 1, 2002) -- Seeks high total return by investing in equity securities of companies in any country, debt securities of companies and governments of any country, and in money market instruments. The Fund may invest in high yield, lower rated "junk bonds."

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth by normally investing at least 80% of its assets in equity securities of companies located anywhere in the World, including those in the U.S. and emerging markets.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company
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HARTFORD LIFE INSURANCE COMPANY                                               17
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Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

THE FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE

18                                               HARTFORD LIFE INSURANCE COMPANY
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FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER DECEMBER 12, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER DECEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate required by law.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our General Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the
Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.
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HARTFORD LIFE INSURANCE COMPANY                                               19
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You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with total Premium Payments made to this Contract and any other Contract we issue to you or your Annuitant. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation
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20                                               HARTFORD LIFE INSURANCE COMPANY
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Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium
Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x  3% of the Premium Payment if your cumulative
  Premium Payments are less than $50,000.

x  4% of the Premium Payment if your cumulative
  Premium Payments are $50,000 or more.

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

If you purchase your Contract in New York, Hartford will not recapture Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity Calculation Date when we determine the amount available for Annuity Payouts.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no contingent deferred sales charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
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HARTFORD LIFE INSURANCE COMPANY                                               21
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When Premium Payments and Payment Enhancements are credited to your
Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Hartford has policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet or telephone.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply our policy to your Contract during each Contract Year.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into the Hartford Money Market HLS Fund and to limit the total Contract Value invested in the Hartford Money Market HLS Fund. The effect on you may include higher transaction costs or lower performance.


ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify
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22                                               HARTFORD LIFE INSURANCE COMPANY
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you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

TRANSFER INSTRUCTIONS YOU SEND ELECTRONICALLY ARE CONSIDERED TO BE RECEIVED BY HARTFORD AT THE TIME AND DATE STATED ON THE ELECTRONIC ACKNOWLEDGEMENT HARTFORD RETURNS TO YOU. IF THE TIME AND DATE INDICATED ON THE ACKNOWLEDGEMENT IS BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON A VALUATION DAY, THE INSTRUCTIONS WILL BE CARRIED OUT THAT DAY. OTHERWISE, THE INSTRUCTIONS WILL BE CARRIED OUT AT THE CLOSE OF THE NEW YORK STOCK EXCHANGE THE NEXT VALUATION DAY. IF YOU DO NOT RECEIVE AN ELECTRONIC ACKNOWLEDGEMENT, YOU SHOULD TELEPHONE US AS SOON AS POSSIBLE.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

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HARTFORD LIFE INSURANCE COMPANY                                               23
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________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows.

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000, without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- The total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.

________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitization the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments

24                                               HARTFORD LIFE INSURANCE COMPANY
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in excess of the Annual Withdrawal Amount will be subject to a Contingent
Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payments invested for less than seven years and then from the Payment Enhancement credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may reserve the right to waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

If you elect Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called the Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, Joint Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

HARTFORD LIFE INSURANCE COMPANY                                               27
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If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and any Payment Enhancements credited, and add any adjustments for partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
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28                                               HARTFORD LIFE INSURANCE COMPANY
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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)

- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write

HARTFORD LIFE INSURANCE COMPANY                                               29
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drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for no more than five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract. Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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30                                               HARTFORD LIFE INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues. The Contract
                                                                                      Owner may waive this
                                                                                      presumption and receive
                                                                                      the Death Benefit.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives a payout at
                                                                        death, if any.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable
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HARTFORD LIFE INSURANCE COMPANY                                               31
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dollar amount Annuity Payouts under the Payments For a Period Certain Annuity
Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner.

Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship, unemployment or retirement may still be subject to a federal income tax penalty of 10%.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- What Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. Except for Contracts purchased in New York, we will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------
guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN -- We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a program will not affect Contract Owners currently enrolled in the program.

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely
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HARTFORD LIFE INSURANCE COMPANY                                               35
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between allocation models up to twelve times per year. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly, or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Hartford Life Insurance Company ("Hartford Life"), which is the parent company of Hartford Life and Annuity Insurance Company, is or may become involved in various legal actions, in the
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36                                               HARTFORD LIFE INSURANCE COMPANY
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normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, Hartford Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition, or operating results of Hartford Life.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118 million. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against Hartford Life and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16 million.

Hartford Life and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-claimed the pre-trial dismissal of its patent infringement claim. Hartford Life's management, based on the opinion of its legal advisors, believes that there is a substantial likelihood that the jury award will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcome of this litigation, Hartford Life recorded an $11 million after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

On March 16, 2003, a final decision and award was issued in an arbitration between Hartford Life and one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involved alleged breaches under the reinsurance treaties. Although Hartford Life believed that its position in this arbitration was strong, an adverse outcome could have resulted in a decrease to Hartford Life's statutory surplus and capital and could have potentially increased the death benefit costs incurred by Hartford Life in the future. Under the terms of the final decision and award, the reinsurer's reinsurance obligations to Hartford Life were not limited or reduced in any manner and, as a result, are left unchanged.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
         (800) 862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
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HARTFORD LIFE INSURANCE COMPANY                                               37
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No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate
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38                                               HARTFORD LIFE INSURANCE COMPANY
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    contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. We believe that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to
August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
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HARTFORD LIFE INSURANCE COMPANY                                               39
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    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
     Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
     If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

    g. ADDITION OF RIDERS.

The addition of a rider to the Contract could cause it to be considered newly issued or entered into, for tax purposes, and thus could result in the loss of certain grandfathering with respect to the Contract. Please contact your tax adviser for more information.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular
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40                                               HARTFORD LIFE INSURANCE COMPANY
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sub-accounts without being treated as the owners of the underlying assets.
Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will generally be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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HARTFORD LIFE INSURANCE COMPANY                                               41
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Experts
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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42                                               HARTFORD LIFE INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a
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HARTFORD LIFE INSURANCE COMPANY                                               43
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Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $12,000 for 2003, $13,000 for 2004, $14,000 for 2005, and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.
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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments. The death benefit under the contract may affect the amount of the minimum required distribution that must be taken.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed with us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.
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HARTFORD LIFE INSURANCE COMPANY                                               45
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Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section
403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section
403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

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HARTFORD LIFE INSURANCE COMPANY                                               47
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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.
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48                                               HARTFORD LIFE INSURANCE COMPANY
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EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.
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HARTFORD LIFE INSURANCE COMPANY                                               49
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APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.168          --       --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.227
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.175          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.195
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.375          --       --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.574
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.360          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.542
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.180   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.898   $   1.180       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                413           8       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.839          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.892          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  9          --       --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.170   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.896   $   1.170       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2,956         232       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.849          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.891          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                127          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.190   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.864   $   1.190       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1,587         465       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.831          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.859          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 19          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.254   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.933   $   1.254       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                497         222       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.882          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.928          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.288   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.859   $   1.288       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 92          28       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.830          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.854          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.999   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   1.077   $   0.999       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              9,089         126       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.045          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   1.071          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 42          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.100   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.913   $   1.100       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                316          --       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.939          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.907          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.152   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   1.007   $   1.152       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1,500          62       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.954          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   1.001          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 35          --       --
----------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.166   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.800   $   1.166       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                664          27       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.765          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.795          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 17          --       --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.913   $  10.026  $ 9.185
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.544   $   9.913  $10.026
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1,239         581      285
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.390          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.457          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 12          --       --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP GROWTH & INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.939   $   1.000       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.710   $   0.939       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              6,673       1,022       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   0.693          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   0.705          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                119          --       --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  11.089   $  10.424  $10.187
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  11.349   $  11.089  $10.424
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1,425         752      334
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.520          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  11.234          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 27          --       --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.402   $  11.143  $16.074
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.894   $   9.402  $11.143
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                840         493      373
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.296          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.814          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1          --       --
----------------------------------------------------------------------------------------------------------

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.689   $  11.304  $17.949
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.715   $   9.689  $11.304
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                296         276      222
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.601          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.637          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1          --       --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.343   $  12.847  $14.655
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.686   $  10.343  $12.847
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3,807       3,157    2,066
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   6.921          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.608          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 36          --       --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.261   $  10.172  $ 9.277
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.242   $  10.261  $10.172
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4,634       3,393    1,979
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.765          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.158          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 29          --       --
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.847   $  11.227  $17.289
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.410   $   8.847  $11.227
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1,231       1,362      657
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.127          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   7.335          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 14          --       --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.422   $   9.999  $12.616
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.743   $   9.422  $ 9.999
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                110         101       92
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.437          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.655          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1          --       --
----------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.950          --       --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.228          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                110          --       --
----------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                       $   8.645          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.198          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2          --       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.644          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.193          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3          --       --
----------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.016          --       --(b)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.273          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4          --       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.927          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.241          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3          --       --
----------------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  12.129   $  11.430  $ 8.568
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  12.178   $  12.129  $11.430
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                104          77       30
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  12.075          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  12.054          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  11.627   $  13.948  $21.677
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.156   $  11.627  $13.948
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                424         371      234
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.496          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.074          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5          --       --
----------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.799   $  10.505  $10.109
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  11.165   $  10.799  $10.505
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                273         143       34
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.254          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  11.052          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3          --       --
----------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.085   $   1.061  $ 1.024
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   1.082   $   1.085  $ 1.061
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             63,098      31,627   19,329
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   1.076          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   1.071          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  2          --       --
----------------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.704   $  11.565  $14.317
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.019   $   8.704  $11.565
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                372         503      402
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   5.612          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   5.958          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  3          --       --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.968   $  12.180  $18.198
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   5.192   $   7.968  $12.180
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                595         713      587
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   4.918          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   5.139          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1          --       --
----------------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.378   $  10.588  $11.465
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.128   $   9.378  $10.588
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 54          24       26
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.716          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.045          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.254   $   9.217  $10.141
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.336   $   9.254  $ 9.217
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                504         238      101
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.875          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.241          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5          --       --
----------------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.265   $  11.077  $13.029
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   5.891   $   8.265  $11.077
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                534         618      403
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   5.713          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   5.831          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5          --       --
----------------------------------------------------------------------------------------------------------

58                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.079   $   9.773  $ 9.418
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.281   $   8.079  $ 9.773
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                402         430      261
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   5.974          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.217          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  4          --       --
----------------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   6.909   $   8.520       --
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   3.860   $   6.909       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                381         200       --
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   3.631          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   3.826          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 14          --       --
----------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  12.895   $  13.804  $17.516
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.672   $  12.895  $13.804
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                188         128       91
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.351          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.584          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  5          --       --
----------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.902   $  11.056  $ 9.159
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  10.169   $  10.902  $11.056
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1,157         588      240
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.623          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $  10.066          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 10          --       --
----------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               59
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  11.476   $  10.899  $ 9.276
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.954   $  11.476  $10.899
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                825         409      125
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.749          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   9.853          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  8          --       --
----------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   6.964   $   7.703  $10.600
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.853   $   6.964  $ 7.703
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 37          22       23
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   6.601          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.783          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1          --       --
----------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.685   $  10.512  $10.669
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.957   $   8.685  $10.512
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                528         384      172
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   7.182          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   6.887          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                  1          --       --
----------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   9.462   $  10.682  $10.949
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.899   $   9.462  $10.682
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 78          64       65
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.549          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.808          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                 --          --       --
----------------------------------------------------------------------------------------------------------

60                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------
SUB-ACCOUNT                                                                2002        2001        2000
----------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $  10.276   $  10.586  $ 9.578
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                             $   8.239   $  10.276  $10.586
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                                259         319       65
----------------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                       $   8.387          --       --(a)
----------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                     8          --       --
----------------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          $   4.000          --       --
----------------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.
(b) Inception date May 31, 2002.

To obtain a Statement of Additional Information for Series I and Series IR of Hartford Leaders Solution Plus variable annuity, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                        Name

----------------------------------------------------
                       Address

----------------------------------------------------
         City/State                        Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
            SERIES I AND SERIES IR OF HARTFORD LEADERS SOLUTION PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: December 15, 2003
Date of Statement of Additional Information: December 15, 2003


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The financial statements included in the Statement of Additional Information, appearing in this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of the Separate Account for the year ended
December 31, 2001 included in this registration statement were audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2002: $48,058,316; 2001: $19,805,245; and 2000: $18,964,469.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period. Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                SUB-ACCOUNT                                                            SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund              12/08/86            -37.37%             N/A              N/A           -12.55%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund           12/08/86            -33.44%             N/A              N/A           -14.85%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                    05/01/98            -32.78%             N/A              N/A            -9.72%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                          09/10/01            -32.31%             N/A              N/A           -26.75%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                            12/29/99            -35.94%             N/A              N/A           -26.47%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 05/03/93            -34.31%           -7.80%             N/A             3.68%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund              12/29/99            -41.41%             N/A              N/A           -35.04%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                05/05/93             -3.20%            0.37%             N/A             1.07%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                 05/05/93            -26.45%           -8.90%             N/A             0.28%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                  09/10/01            -22.31%             N/A              N/A           -15.29%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                       05/03/93            -39.65%           -7.65%             N/A             4.24%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund               08/01/89            -23.47%           -3.78%            4.14%            4.24%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
 Fund                                              07/05/01            -33.14%             N/A              N/A           -28.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                           01/02/96             -8.60%           -1.43%             N/A             0.29%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                  04/30/97            -25.51%            0.06%             N/A             1.20%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                              04/30/98            -29.51%             N/A              N/A            -2.61%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                         12/08/86            -34.40%            1.51%            8.42%            9.15%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                  12/08/86            -28.87%           -2.23%            6.55%            6.44%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                  05/01/90            -25.70%           -2.96%            4.60%            2.86%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                      06/17/99            -17.39%             N/A              N/A            -9.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                    01/24/89            -12.82%           -2.64%            3.61%            5.29%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund          05/01/96            -33.25%           -3.00%             N/A             1.84%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                          01/24/89            -10.39%           -4.20%            6.10%            5.64%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                            11/01/95            -38.22%           -5.50%             N/A             2.16%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund          07/01/99             -7.60%             N/A              N/A            -2.62%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     06/30/80            -10.94%           -1.81%           -0.26%            0.78%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                   08/14/96            -39.13%           -5.99%             N/A            -0.19%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                         07/24/95            -42.82%           -8.67%             N/A             0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                           05/03/99            -23.03%             N/A              N/A            -9.38%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                               07/26/95             -9.95%           -5.55%             N/A            -0.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                  05/03/99            -37.18%             N/A              N/A           -15.24%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                         10/09/95            -31.24%           -8.61%             N/A             1.54%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                          05/01/00            -51.36%             N/A              N/A           -33.12%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                           05/01/98            -40.89%             N/A              N/A            -3.22%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                            01/03/95            -16.94%           -0.88%             N/A             6.89%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      11/08/96            -22.96%           -2.03%             N/A             1.10%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund       03/04/96            -12.23%          -11.87%             N/A           -17.27%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  05/01/92            -29.06%           -7.95%            4.22%            2.79%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             08/24/88            -16.24%           -3.44%            4.99%            5.14%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   03/15/94            -29.00%           -4.35%             N/A             2.23%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2002

                                                    FUND                                                               SINCE
SUB-ACCOUNT                                    INCEPTION DATE      1 YEAR           5 YEAR           10 YEAR         INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Global Growth V.I. Fund             06/05/98             -28.92%             N/A              N/A            -8.75%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund          04/30/99             -24.65%             N/A              N/A           -10.53%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                   05/01/98             -23.93%             N/A              N/A            -5.22%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                         09/10/01             -23.42%             N/A              N/A           -17.16%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                           12/29/99             -27.37%             N/A              N/A           -20.61%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                05/03/93             -25.59%           -3.86%             N/A             5.56%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund             12/29/99             -33.31%             N/A              N/A           -28.78%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund               05/05/93               7.80%            4.69%             N/A             4.17%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                05/05/93             -17.05%           -4.79%             N/A             2.55%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                 09/10/01             -12.56%             N/A              N/A            -5.08%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                      05/03/93             -31.40%           -3.79%             N/A             6.08%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund              08/01/89             -13.81%            0.44%            6.33%            6.48%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and Growth
 Fund                                             07/05/01             -24.33%             N/A              N/A           -20.51%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                          01/02/96               2.34%            3.04%             N/A             3.87%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                 04/30/97             -16.04%            3.62%             N/A             4.45%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
 Fund                                             04/30/98             -20.38%             N/A              N/A             1.44%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                        02/08/84             -25.69%            4.81%           10.20%           11.75%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                 02/08/84             -19.68%            1.80%            8.50%           10.47%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                 05/01/90             -16.24%            0.82%            6.47%            5.12%
---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund                     06/17/99              -7.21%             N/A              N/A            -3.53%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                   01/24/89              -2.24%            1.86%            5.99%            7.33%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Large Cap Growth Securities Fund         05/01/96             -24.45%            0.84%             N/A             4.76%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Real Estate Fund                         01/24/89               0.40%            0.77%            8.24%            7.82%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund                           11/01/95             -29.85%           -1.61%             N/A             4.59%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund         07/01/99               3.40%             N/A              N/A             3.20%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    06/30/80              -0.19%            2.60%            2.76%            5.15%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                  08/14/96             -30.84%           -2.25%             N/A             2.90%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                        07/24/95             -34.85%           -5.01%             N/A             2.98%
---------------------------------------------------------------------------------------------------------------------------------
MFS Global Equity Series                          05/03/99             -13.33%             N/A              N/A            -4.06%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                              07/26/95               0.89%           -0.90%             N/A             2.80%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock Series                 05/03/99             -28.72%             N/A              N/A           -10.00%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                        10/09/95             -22.26%           -4.44%             N/A             3.95%
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                         05/01/00             -44.13%             N/A              N/A           -26.71%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                          05/01/98             -32.75%             N/A              N/A             0.89%
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                           01/03/95              -6.72%            3.29%             N/A             8.90%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                     11/08/96             -13.26%            2.27%             N/A             4.85%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      03/04/96              -1.60%           -6.81%             N/A           -10.89%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                 05/01/92             -19.90%           -3.74%            6.00%            4.88%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund            08/24/88              -5.95%            0.80%            7.02%            7.20%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                  03/15/94             -19.82%           -0.21%             N/A             4.63%
---------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                            YIELD            EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                             -0.65%               -0.64%
-------------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2002

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
American Funds Bond Fund                                             N/A
---------------------------------------------------------------------------
Franklin Strategic Income Securities Fund                            N/A
---------------------------------------------------------------------------
MFS High Income Fund                                                 N/A
---------------------------------------------------------------------------

                                    PART B

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for AIM V.I. Small Cap Equity Fund, Mutual Discovery Securities Fund, Franklin Rising Dividends Securities Fund, or MFS Value Series Fund Sub-Accounts because as of December 31, 2002, the Sub-Accounts had not commenced operation.

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.168      --      --(b)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.227
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.165      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.218
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.164      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.215
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.176      --      --(b)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.206
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.161      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.206
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.176      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.201
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.175      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.200
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.175      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.195
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.375      --      --(b)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.574
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.372      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.565
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.371      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.562
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.361      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.553
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.367      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.553
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.361      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.548
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.361      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.546
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.360      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.542
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.180 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.898 $ 1.180      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            413       8      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.179 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.896 $ 1.179      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             71      17      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.179 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.895 $ 1.179      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.839      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.894      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            272      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.179 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.894 $ 1.179      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            272      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.839      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.893      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             18      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.839      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.893      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.839      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.892      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              9      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.170 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.896 $ 1.170      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          2,956     232      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.170 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.894 $ 1.170      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            534      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.169 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.894 $ 1.169      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            440      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.849      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.892      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,769      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.169 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.892 $ 1.169      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,769      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.849      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.892      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             75      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.849      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.891      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             41      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.849      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.891      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            127      --      --
-------------------------------------------------------------------------------------------------

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.190 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.864 $ 1.190      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,587     465      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.189 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.862 $ 1.189      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             26      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.189 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.862 $ 1.189      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             85      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.831      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.860      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            354      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.188 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.860 $ 1.188      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            354      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.831      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.860      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             18      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.831      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.859      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.831      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.859      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             19      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.254 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.933 $ 1.254      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            497     222      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.254 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.931 $ 1.254      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             57      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.253 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.931 $ 1.253      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             63      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.882      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.929      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            192      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.253 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.929 $ 1.253      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            192      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.882      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.928      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             22      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.882      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.928      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.882      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.928      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.288 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.859 $ 1.288      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             92      28      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.288 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.857 $ 1.288      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             21      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.287 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.857 $ 1.287      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            144      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.830      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.855      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             79      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.287 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.855 $ 1.287      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             79      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.830      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.855      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.830      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.854      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.830      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.854      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.999 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.077 $ 0.999      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          9,089     126      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 0.999 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.075 $ 0.999      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,018      41      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 0.999 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.074 $ 0.999      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            712      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 1.046      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.072      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          4,407      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 0.998 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.072 $ 0.998      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          4,407      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 1.045      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.072      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             89      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 1.045      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.071      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             77      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.045      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.071      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             42      --      --
-------------------------------------------------------------------------------------------------

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.100 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.913 $ 1.100      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            316      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.100 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.911 $ 1.100      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             15       6      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.100 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.910 $ 1.100      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             23      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.939      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.908      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             79      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.099 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.908 $ 1.099      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             79      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.939      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.908      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.939      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.908      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.939      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.907      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.152 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.007 $ 1.152      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,500      62      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.151 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.005 $ 1.151      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            272      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.151 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.004 $ 1.151      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            187      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.955      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.003      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,682      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.151 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.003 $ 1.151      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,682      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.954      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.002      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             62      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.954      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.002      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             38      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.954      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.001      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             35      --      --
-------------------------------------------------------------------------------------------------

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.166 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.800 $ 1.166      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            664      27      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.166 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.799 $ 1.166      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             84      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.166 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.798 $ 1.166      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            142      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.797      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            827      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.165 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.797 $ 1.165      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            827      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.796      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             43      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.796      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.795      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             17      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.913 $10.026 $ 9.185
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.544 $ 9.913 $10.026
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,239     581     285
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.880 $10.008 $ 9.179
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.502 $ 9.880 $10.008
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            128      54       7
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $10.133 $10.477      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.716 $10.133      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            345      66      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.391      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.470      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            534      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.861 $10.210      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.470 $ 9.861      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            534      66      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.391      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.464      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             17      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.391      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.463      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             10      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.390      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.457      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             12      --      --
-------------------------------------------------------------------------------------------------

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP GROWTH & INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.939 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.710 $ 0.939      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          6,673   1,022      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 0.938 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.709 $ 0.938      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            610      68      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 0.938 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.708 $ 0.938      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,831     670      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.693      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.706      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          5,142      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 0.937 $ 1.000      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.706 $ 0.937      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          5,142     524      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.693      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.706      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            156      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 0.693      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.706      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            346      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 0.693      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 0.705      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            119      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $11.089 $10.424 $10.187
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.349 $11.089 $10.424
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,425     752     334
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $11.051 $10.405 $10.181
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.293 $11.051 $10.405
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            184     108      48
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $10.695 $10.346      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.923 $10.695      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            237      96      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $10.521      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.250      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            501      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $11.031 $10.686      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.250 $11.031      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            501     128      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $10.520      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.243      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             15      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $10.520      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.241      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             18      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.520      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.234      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             27      --      --
-------------------------------------------------------------------------------------------------

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.402 $11.143 $16.074
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.894 $ 9.402 $11.143
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            840     493     373
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.370 $11.122 $16.064
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.855 $ 9.370 $11.122
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             81      56      56
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.319 $ 9.183      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.133 $ 7.319      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            134      48      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.297      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.825      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            172      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.353 $11.751      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.825 $ 9.353      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            172      48      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.296      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.820      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.296      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.819      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.296      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.814      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.689 $11.304 $17.949
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.715 $ 9.689 $11.304
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            296     276     222
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.657 $11.283 $17.937
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.677 $ 9.657 $11.283
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             33      36      31
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.175 $ 8.752      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.702 $ 7.175      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              9       1      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.602      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.648      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.639 $11.773      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.648 $ 9.639      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82      14      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.643      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.641      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.637      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.343 $12.847 $14.655
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.686 $10.343 $12.847
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          3,807   3,157   2,066
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.308 $12.823 $14.646
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.648 $10.308 $12.823
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            470     372     163
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.213 $ 9.525      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.349 $ 7.213      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            576     472      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 6.922      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.619      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,235      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.289 $13.605      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.619 $10.289      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,235     295      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 6.922      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.614      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             47      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 6.922      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.612      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             54      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 6.921      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.608      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             36      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.261 $10.172 $ 9.277
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.242 $10.261 $10.172
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          4,634   3,393   1,979
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.227 $10.153 $ 9.271
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.202 $10.227 $10.153
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            455     405     200
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $10.401 $10.745      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.337 $10.401      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            436     266      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.170      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,351      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.208 $10.560      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.170 $10.208      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,351     403      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.165      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             33      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.163      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             65      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.765      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.158      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             29      --      --
-------------------------------------------------------------------------------------------------

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.847 $11.227 $17.289
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.410 $ 8.847 $11.227
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,231   1,362     657
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.817 $11.206 $17.278
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.374 $ 8.817 $11.206
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            112     117      75
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.764 $ 8.902      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.654 $ 6.764      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             42      55      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.128      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.346      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            220      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.801 $11.599      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.346 $ 8.801      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            220      62      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.127      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.341      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.127      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.340      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             24      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.127      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.335      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             14      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.422 $ 9.999 $12.616
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.743 $ 9.422 $ 9.999
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            110     101      92
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.391 $ 9.980 $12.607
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.701 $ 9.391 $ 9.980
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              8       4       4
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.905 $ 9.926      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.247 $ 8.905      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             15      11      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.438      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.667      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             53      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.373 $10.462      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.667 $ 9.373      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             53       4      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.437      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.662      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.437      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.660      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.437      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.655      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.950      --      --(b)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.228      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            110      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.948      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.218      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             18      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.948      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.215      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              9      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.645      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.206      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            202      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.947      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.206      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            202      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.645      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.200      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             13      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.645      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.198      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.644      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.193      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.016      --      --(b)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.273      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.015      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.265      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $10.014      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.262      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.927      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.254      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             15      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.013      --      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.254      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             15      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.927      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.248      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.927      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.247      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.927      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.241      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
FRANKLIN REAL ESTATE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $12.129 $11.430 $ 8.568
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.178 $12.129 $11.430
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            104      77      30
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $12.088 $11.408 $ 8.562
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.119 $12.088 $11.408
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             13       7       5
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $11.092 $10.657      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.114 $11.092      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             25      22      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $12.075      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.072      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             10      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $12.066 $11.609      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.072 $12.066      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             10       9      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $12.075      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.065      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $12.075      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.062      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $12.075      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $12.054      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $11.627 $13.948 $21.677
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.156 $11.627 $13.948
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            424     371     234
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $11.588 $13.922 $21.663
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.117 $11.588 $13.922
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             67      59      37
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.749 $ 8.560      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 4.725 $ 6.749      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             57      39      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.497      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.085      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             85      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $11.567 $14.691      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.085 $11.567      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             85      18      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.496      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.080      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.496      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.079      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              6      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.496      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.074      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5      --      --
-------------------------------------------------------------------------------------------------

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.799 $10.505 $10.109
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.165 $10.799 $10.505
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            273     143      34
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.762 $10.485 $10.102
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.111 $10.762 $10.485
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5       5       1
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $10.380 $10.481      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.712 $10.380      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             33      19      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $10.255      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.069      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            139      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.742 $10.862      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.069 $10.742      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            139       7      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $10.255      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.062      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $10.254      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.059      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              9      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.254      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $11.052      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.085 $ 1.061 $ 1.024
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.082 $ 1.085 $ 1.061
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                         63,098  31,627  19,329
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.081 $ 1.059 $ 1.023
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.077 $ 1.081 $ 1.059
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          2,217   1,467     233
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.031 $ 1.014      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.027 $ 1.031      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          3,044   3,569      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 1.076      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.073      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          4,565      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 1.079 $ 1.063      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.073 $ 1.079      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          4,565     520      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 1.076      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.072      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            318      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 1.076      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.072      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             52      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 1.076      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 1.071      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.704 $11.565 $14.317
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.019 $ 8.704 $11.565
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            372     503     402
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.675 $11.543 $14.308
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.990 $ 8.675 $11.543
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             38      46      34
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.594 $ 9.517      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 4.551 $ 6.594      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82      75      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.612      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.967      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             40      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.659 $12.514      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.967 $ 8.659      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             40      21      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.612      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.963      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.612      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.962      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             10      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 5.612      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.958      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.968 $12.180 $18.198
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.192 $ 7.968 $12.180
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            595     713     587
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.941 $12.157 $18.187
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.166 $ 7.941 $12.157
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             81     118      83
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 5.311 $ 7.717      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.454 $ 5.311      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             32      28      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 4.918      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.146      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             33      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.927 $11.534      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.146 $ 7.927      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             33      19      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 4.918      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.143      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 4.918      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.142      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 4.918      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.139      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.378 $10.588 $11.465
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.128 $ 9.378 $10.588
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             54      24      26
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.347 $10.568 $11.458
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.088 $ 9.347 $10.568
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              6       3       1
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.499 $ 9.591      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 7.351 $ 8.499      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1       1      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.717      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.057      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             26      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.329 $10.543      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.057 $ 9.329      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             26      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.716      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.052      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.716      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.050      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.716      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.045      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.254 $ 9.217 $10.141
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.336 $ 9.254 $ 9.217
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            504     238     101
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.223 $ 9.199 $10.134
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.290 $ 9.223 $ 9.199
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             31      12       8
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.357 $ 9.902      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.421 $ 9.357      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             30      16      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.875      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.255      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            106      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.206 $ 9.756      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.255 $ 9.206      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            106       2      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.875      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.249      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.875      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.247      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              8      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.875      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.241      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5      --      --
-------------------------------------------------------------------------------------------------

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.265 $11.077 $13.029
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.891 $ 8.265 $11.077
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            534     618     403
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.237 $11.056 $13.021
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.863 $ 8.237 $11.056
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             49      53      26
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.489 $ 8.862      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 4.616 $ 6.489      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             68      70      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.713      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.840      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.222 $11.244      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.840 $ 8.222      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82      20      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.713      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.836      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              6      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.713      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.835      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 5.713      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.831      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.079 $ 9.773 $ 9.418
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.281 $ 8.079 $ 9.773
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            402     430     261
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.052 $ 9.755 $ 9.412
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.250 $ 8.052 $ 9.755
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             57      55      19
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.996 $ 9.595      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.204 $ 7.996      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             35      42      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.974      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.226      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            117      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.037 $ 9.657      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.226 $ 8.037      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            117      24      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.974      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.223      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 5.974      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.221      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 5.974      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.217      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS MID CAP GROWTH SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 6.909 $ 8.520      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.860 $ 6.909      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            381     200      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.895 $ 8.515      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.846 $ 6.895      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             47      44      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 7.452 $ 9.959      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 4.155 $ 7.452      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             70      56      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 3.632      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.832      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            142      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.882 $ 9.210      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.832 $ 6.882      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            142      48      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 3.631      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.829      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 3.631      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.828      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             15      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 3.631      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 3.826      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             14      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $12.895 $13.804 $17.516
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.672 $12.895 $13.804
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            188     128      91
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $12.852 $13.778 $17.505
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.630 $12.852 $13.778
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             32      28      21
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.535 $ 9.824      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 5.728 $ 8.535      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             29       5      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.351      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.596      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $12.828 $14.786      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.596 $12.828      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             82       2      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.351      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.591      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.351      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.589      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.351      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.584      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5      --      --
-------------------------------------------------------------------------------------------------

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES INITIAL
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.902 $11.056 $ 9.159
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.169 $10.902 $11.056
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                          1,157     588     240
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.865 $11.035 $ 9.153
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.120 $10.865 $11.035
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             99      59      11
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $10.329 $10.438      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.615 $10.329      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            123      52      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 9.624      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.081      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            400      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.845 $10.975      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.081 $10.845      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            400     105      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 9.623      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.075      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             30      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 9.623      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.073      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.623      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $10.066      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             10      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $11.476 $10.899 $ 9.276
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.954 $11.476 $10.899
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            825     409     125
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $11.437 $10.878 $ 9.270
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.906 $11.437 $10.878
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             95      46      21
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $11.018 $11.008      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.539 $11.018      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            103      25      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 9.750      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.868      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            370      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $11.416 $11.421      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.868 $11.416      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            370      47      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 9.749      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.862      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             12      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 9.749      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.860      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             21      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.749      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 9.853      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              8      --      --
-------------------------------------------------------------------------------------------------

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES FUNDS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 6.964 $ 7.703 $10.600
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.853 $ 6.964 $ 7.703
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             37      22      23
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.941 $ 7.688 $10.594
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.819 $ 6.941 $ 7.688
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              2       1       1
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.391 $10.081      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.240 $ 8.391      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1       1      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 6.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.793      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             19      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 6.928 $ 8.335      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.793 $ 6.928      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             19      --      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 6.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.789      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 6.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.788      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 6.601      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.783      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.685 $10.512 $10.669
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.957 $ 8.685 $10.512
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            528     384     172
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.656 $10.492 $10.662
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.924 $ 8.656 $10.492
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             47      30      15
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.325 $10.048      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.655 $ 8.325      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             24       8      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.182      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.897      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             76      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.640 $10.443      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.897 $ 8.640      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             76       2      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.182      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.893      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              7      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 7.182      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.891      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 7.182      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 6.887      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              1      --      --
-------------------------------------------------------------------------------------------------

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 9.462 $10.682 $10.949
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.899 $ 9.462 $10.682
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             78      64      65
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.430 $10.662 $10.942
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.855 $ 9.430 $10.662
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              5       5       2
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                     $ 8.940 $10.130      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.391 $ 8.940      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              4       1      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.549      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.821      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $ 9.413 $10.680      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.821 $ 9.413      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                              3       3      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.549      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.816      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.549      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.814      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.549      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.808      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             --      --      --
-------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                                                       --------------------------
SUB-ACCOUNT                                                             2002    2001      2000
-------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $10.276 $10.586 $ 9.578
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.239 $10.276 $10.586
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                            259     319      65
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.241 $10.566 $ 9.572
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                 8 $10.241 $10.566
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                        $40.000      14       1
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                          10 $10.544      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.126 $10.155      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                        $52.000      26      --
-------------------------------------------------------------------------------------------------
  WITH PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.387      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.167      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             98      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                     $10.222 $10.628      --
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                 8 $10.222      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                        $98.000      14      --
-------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                           8      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.162      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                        $ 2.000      --      --
-------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND PRINCIPAL FIRST
    Accumulation Unit Value at beginning of period                     $ 8.387      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                           $ 8.160      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                             18      --      --
-------------------------------------------------------------------------------------------------
  WITH ALL OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                     $ 8.387      --      --(a)
-------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                                 8      --      --
-------------------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of period (in
     thousands)                                                        $ 4.000      --      --
-------------------------------------------------------------------------------------------------

(a) Inception date August 5, 2002.

(b) Inception date May 31, 2002.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

We have audited the accompanying statement of assets and liabilities, of Hartford Life Insurance Company ("the Company"), Separate Account Seven comprising the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Franklin Technology Securities Fund, Franklin Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartord Index HLS Fund, Hartford International Capital Appreciaiton HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Huntington Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Index Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth, MFS New Discovery Series, MFS Total Return Series, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Nations Marisco International Opportunities Portfolio, Nations High Yield Bond, Nations International Value, Nations Marisco Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Capital Growth Portfolio, Nations Marisco Growth Portfolio, Nations 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP Jennison International Growth Portfolio, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Growth & Income Fund, STI Classic VT Mid-Cap Equity Fund, and the STI Classic VT Value Income Stock Fund, as of December 31, 2002, and the related statements of operations and statements of changes in net assets for the year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statements of changes in net assets and financial highlights included in footnote 6, both for the year ended December 31, 2001 were audited by other auditors whose report, dated February 22, 2002 expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Hartford Life Insurance Company, Separate Account Seven as of December 31, 2002, the results of their operations and the changes in their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2003

_____________________________________ SA-1 _____________________________________

COPY -- THIS REPORT HAS NOT BEEN RE-ISSUED BY ARTHUR ANDERSEN LLP

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven (Hartford Money Market HLS Fund, American Funds Asset Allocation Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Mutual Shares Securities Fund, Franklin Strategic Income Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS High Income Series, MFS New Discovery Series, MFS Total Return Series, Templeton Asset Strategy Fund, Templeton International Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Bond HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford Global Leaders HLS Fund, Hartford Index HLS Fund, Hartford Global Advisers HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Prudential Jennison Portfolio, Prudential 20/20 Focus Portfolio, Franklin Technology Securities Fund, MFS Mid Cap Growth Series, Merrill Lynch Large Cap Growth Focus Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund, AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. MidCap Equity Fund, AIM V.I. Value Fund, American Funds Blue Chip Income and Growth Fund, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford MidCap Value HLS Fund, Hartford Value HLS Fund, Nations Asset Allocation Portfolio, Nations Marsico 21st Century Portfolio, Nations International Opportunities Portfolio, Nations Capital Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio, Nations Marsico Focused Equities Portfolio, Nations High Yield Portfolio, Nations International Value Portfolio, Nations Midcap Growth Portfolio, Prudential Jennison International Growth Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Arthur Andersen LLP
Hartford, Connecticut
February 22, 2002

_____________________________________ SA-2 _____________________________________

                      This page intentionally left blank.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                            AIM V.I.                                        AIM V.I. CAPITAL
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE CHIP    APPRECIATION
                           GROWTH FUND    VALUE FUND           FUND               FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  --------------  ------------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --            --               --                 --
      Class IB...........      --            --               --                 --
      Other class........     213,264      1,487,503           643,767            161,152
                           ==========    ===========        ==========         ==========
    Cost
      Class IA...........      --            --               --                 --
      Class IB...........      --            --               --                 --
      Other class........  $1,918,529    $13,388,843        $3,901,340         $3,137,562
                           ==========    ===========        ==========         ==========
    Market Value
      Class IA...........      --            --               --                 --
      Class IB...........      --            --               --                 --
      Other class........  $1,782,883    $11,870,277        $3,379,778         $2,647,735
  Due from Hartford Life
   Insurance Company.....      43,935         26,864               649                562
  Receivable from fund
   shares sold...........      --            --               --                 --
  Other assets...........      --            --               --                       15
                           ----------    -----------        ----------         ----------
  Total Assets...........   1,826,818     11,897,141         3,380,427          2,648,312
                           ----------    -----------        ----------         ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --            --               --                 --
  Payable for fund shares
   purchased.............      43,935         26,864               649                562
  Other liabilities......           4              2                 8           --
                           ----------    -----------        ----------         ----------
  Total Liabilities......      43,939         26,866               657                562
                           ----------    -----------        ----------         ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........  $1,782,879    $11,870,275        $3,379,770         $2,647,750
                           ==========    ===========        ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                            AIM V. I.
                           AIM V.I. DENT     AIM V.I.                     INTERNATIONAL  AIM V.I. MID CAP
                            DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH     GROWTH        CORE EQUITY     AIM V.I. PREMIER
                            TRENDS FUND   SECURITIES FUND   YIELD FUND      FUND (1)         FUND (2)      EQUITY FUND (3)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ---------------  -------------  -------------  ----------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --              --              --             --              --                --
      Class IB...........      --              --              --             --              --                --
      Other class........     167,555         2,731,422       136,905         53,131           923,826           325,189
                             ========       ===========      ========       ========        ==========        ==========
    Cost
      Class IA...........      --              --              --             --              --                --
      Class IB...........      --              --              --             --              --                --
      Other class........    $758,820       $33,369,569      $722,562       $684,312        $9,190,868        $6,354,995
                             ========       ===========      ========       ========        ==========        ==========
    Market Value
      Class IA...........      --              --              --             --              --                --
      Class IB...........      --              --              --             --              --                --
      Other class........    $635,033       $33,869,627      $684,525       $663,610        $8,804,059        $5,274,571
  Due from Hartford Life
   Insurance Company.....      --               121,966        --              3,055            45,209             3,763
  Receivable from fund
   shares sold...........      --              --                  34         --              --                --
  Other assets...........      --                    34        --             --              --                       6
                             --------       -----------      --------       --------        ----------        ----------
  Total Assets...........     635,033        33,991,627       684,559        666,665         8,849,268         5,278,340
                             --------       -----------      --------       --------        ----------        ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          31          --                  34         --              --                --
  Payable for fund shares
   purchased.............      --               121,966        --              3,055            45,209             3,763
  Other liabilities......      --              --              --                 16                15          --
                             --------       -----------      --------       --------        ----------        ----------
  Total Liabilities......          31           121,966            34          3,071            45,224             3,763
                             --------       -----------      --------       --------        ----------        ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $635,002       $33,869,661      $684,525       $663,594        $8,804,044        $5,274,577
                             ========       ===========      ========       ========        ==========        ==========

                               AMERICAN
                                FUNDS
                           ASSET ALLOCATION
                                 FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --
      Class IB...........       --
      Other class........      4,205,123
                             ===========
    Cost
      Class IA...........       --
      Class IB...........       --
      Other class........    $57,147,393
                             ===========
    Market Value
      Class IA...........       --
      Class IB...........       --
      Other class........    $51,218,392
  Due from Hartford Life
   Insurance Company.....         93,384
  Receivable from fund
   shares sold...........       --
  Other assets...........             12
                             -----------
  Total Assets...........     51,311,788
                             -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         93,384
  Other liabilities......       --
                             -----------
  Total Liabilities......         93,384
                             -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $51,218,404
                             ===========

(1) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(2) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(3)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                            AMERICAN FUNDS                   AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --              --              --
      Class IB...........       --                --              --              --
      Other class........      3,513,840        6,142,754       1,988,177        3,444,244
                             ===========      ===========     ===========     ============
    Cost
      Class IA...........       --                --              --              --
      Class IB...........       --                --              --              --
      Other class........    $28,186,340      $62,287,702     $31,458,018     $187,738,673
                             ===========      ===========     ===========     ============
    Market Value
      Class IA...........       --                --              --              --
      Class IB...........       --                --              --              --
      Other class........    $25,159,097      $63,638,925     $22,506,158     $114,658,872
  Due from Hartford Life
   Insurance Company.....         41,031           37,025          24,753          103,502
  Receivable from fund
   shares sold...........       --                --              --              --
  Other assets...........             84               17              30              166
                             -----------      -----------     -----------     ------------
  Total Assets...........     25,200,212       63,675,967      22,530,941      114,762,540
                             -----------      -----------     -----------     ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                --              --              --
  Payable for fund shares
   purchased.............         41,031           37,025          24,753          103,502
  Other liabilities......       --                --              --              --
                             -----------      -----------     -----------     ------------
  Total Liabilities......         41,031           37,025          24,753          103,502
                             -----------      -----------     -----------     ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $25,159,181      $63,638,942     $22,506,188     $114,659,038
                             ===========      ===========     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL                    FRANKLIN LARGE
                           GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION  FRANKLIN INCOME    CAP GROWTH
                                FUND            FUND       NEW WORLD FUND       FUND       SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --              --              --              --              --              --
      Class IB...........       --              --              --              --              --              --
      Other class........      5,527,129      2,603,817         551,330         908,688         516,916          51,400
                            ============    ===========      ==========     ===========      ==========        ========
    Cost
      Class IA...........       --              --              --              --              --              --
      Class IB...........       --              --              --              --              --              --
      Other class........   $173,799,853    $45,199,546      $5,602,342     $13,160,800      $5,704,199        $582,579
                            ============    ===========      ==========     ===========      ==========        ========
    Market Value
      Class IA...........       --              --              --              --              --              --
      Class IB...........       --              --              --              --              --              --
      Other class........   $141,052,335    $26,168,364      $4,813,112     $ 8,387,191      $5,882,502        $565,397
  Due from Hartford Life
   Insurance Company.....         77,380          9,392         --               18,360          18,151          38,057
  Receivable from fund
   shares sold...........       --              --                  653         --              --              --
  Other assets...........       --              --              --                   94               1               3
                            ------------    -----------      ----------     -----------      ----------        --------
  Total Assets...........    141,129,715     26,177,756       4,813,765       8,405,645       5,900,654         603,457
                            ------------    -----------      ----------     -----------      ----------        --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --              --                  653         --              --              --
  Payable for fund shares
   purchased.............         77,380          9,392         --               18,360          18,151          38,057
  Other liabilities......            101            107               2         --              --              --
                            ------------    -----------      ----------     -----------      ----------        --------
  Total Liabilities......         77,481          9,499             655          18,360          18,151          38,057
                            ------------    -----------      ----------     -----------      ----------        --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $141,052,234    $26,168,257      $4,813,110     $ 8,387,285      $5,882,503        $565,400
                            ============    ===========      ==========     ===========      ==========        ========


                           FRANKLIN REAL
                            ESTATE FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........      304,757
                            ==========
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........   $5,408,126
                            ==========
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........   $5,449,063
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                            ----------
  Total Assets...........    5,449,063
                            ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          266
  Payable for fund shares
   purchased.............      --
  Other liabilities......            2
                            ----------
  Total Liabilities......          268
                            ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $5,448,795
                            ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               FRANKLIN
                                               STRATEGIC         FRANKLIN       FRANKLIN MUTUAL
                           FRANKLIN SMALL  INCOME SECURITIES    TECHNOLOGY     SHARES SECURITIES
                              CAP FUND           FUND         SECURITIES FUND        FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  ---------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --               --                --                --
      Class IB...........       --               --                --                --
      Other class........     1,184,256         1,150,987          489,512          3,219,746
                            ===========       ===========       ==========        ===========
    Cost
      Class IA...........       --               --                --                --
      Class IB...........       --               --                --                --
      Other class........   $24,088,842       $11,537,972       $2,362,211        $42,805,005
                            ===========       ===========       ==========        ===========
    Market Value
      Class IA...........       --               --                --                --
      Class IB...........       --               --                --                --
      Other class........   $15,040,056       $11,935,734       $1,463,640        $38,701,350
  Due from Hartford Life
   Insurance Company.....       --                  5,926           26,107             62,210
  Receivable from fund
   shares sold...........         3,653          --                --                --
  Other assets...........            90                 2          --                --
                            -----------       -----------       ----------        -----------
  Total Assets...........    15,043,799        11,941,662        1,489,747         38,763,560
                            -----------       -----------       ----------        -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         3,653          --                --                --
  Payable for fund shares
   purchased.............       --                  5,878           26,107             62,210
  Other liabilities......       --               --                      9                 10
                            -----------       -----------       ----------        -----------
  Total Liabilities......         3,653             5,878           26,116             62,220
                            -----------       -----------       ----------        -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $15,040,146       $11,935,784       $1,463,631        $38,701,340
                            ===========       ===========       ==========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                              TEMPLETON
                             DEVELOPING                          TEMPLETON GLOBAL      TEMPLETON
                               MARKETS       TEMPLETON FOREIGN   ASSET ALLOCATION  GROWTH SECURITIES  HARTFORD ADVISERS
                           SECURITIES FUND  SECURITIES FUND (5)      FUND (6)            FUND             HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------  ----------------  -----------------  -----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --                  --                 --                 --
      Class IB...........       --                --                  --                 --                1,175,133
      Other class........       304,196             999,868            180,950          1,056,110           --
                             ==========         ===========         ==========        ===========        ===========
    Cost
      Class IA...........       --                --                  --                 --                 --
      Class IB...........       --                --                  --                 --              $27,954,651
      Other class........    $1,668,842         $13,082,561         $3,426,003        $11,813,253           --
                             ==========         ===========         ==========        ===========        ===========
    Market Value
      Class IA...........       --                --                  --                 --                 --
      Class IB...........       --                --                  --                 --              $23,175,678
      Other class........    $1,432,763         $ 9,418,757         $2,621,972        $ 9,082,544           --
  Due from Hartford Life
   Insurance Company.....           266              10,261           --                   49,203             38,686
  Receivable from fund
   shares sold...........       --                --                       108           --                 --
  Other assets...........             1           --                         1                 14                 25
                             ----------         -----------         ----------        -----------        -----------
  Total Assets...........     1,433,030           9,429,018          2,622,081          9,131,761         23,214,389
                             ----------         -----------         ----------        -----------        -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                --                       108           --                 --
  Payable for fund shares
   purchased.............           266              10,261           --                   49,203             38,686
  Other liabilities......       --                      130           --                 --                 --
                             ----------         -----------         ----------        -----------        -----------
  Total Liabilities......           266              10,391                108             49,203             38,686
                             ----------         -----------         ----------        -----------        -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $1,432,764         $ 9,418,627         $2,621,973        $ 9,082,558        $23,175,703
                             ==========         ===========         ==========        ===========        ===========


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --             --
      Class IB...........     2,571,122         677,787
      Other class........       --             --
                            ===========     ===========
    Cost
      Class IA...........       --             --
      Class IB...........   $29,348,597     $29,720,880
      Other class........       --             --
                            ===========     ===========
    Market Value
      Class IA...........       --             --
      Class IB...........   $30,600,250     $21,437,317
      Other class........       --             --
  Due from Hartford Life
   Insurance Company.....        49,013          17,568
  Receivable from fund
   shares sold...........       --             --
  Other assets...........       --             --
                            -----------     -----------
  Total Assets...........    30,649,263      21,454,885
                            -----------     -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --             --
  Payable for fund shares
   purchased.............        49,013          17,568
  Other liabilities......           101              63
                            -----------     -----------
  Total Liabilities......        49,114          17,631
                            -----------     -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $30,600,149     $21,437,254
                            ===========     ===========

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.
(6) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           HARTFORD DIVIDEND                                     HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL   COMMUNICATIONS
                                 FUND            HLS FUND     ADVISERS HLS FUND     HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        --              --                --               --
      Class IB...........         842,818            75             32,146             109
      Other class........        --              --                --               --
                              ===========          ====           ========            ====
    Cost
      Class IA...........        --              --                --               --
      Class IB...........     $14,715,818          $632           $438,549            $531
      Other class........        --              --                --               --
                              ===========          ====           ========            ====
    Market Value
      Class IA...........        --              --                --               --
      Class IB...........     $12,700,404          $576           $293,287            $489
      Other class........        --              --                --               --
  Due from Hartford Life
   Insurance Company.....          55,846        --                --               --
  Receivable from fund
   shares sold...........        --              --                     11          --
  Other assets...........               4        --                --               --
                              -----------          ----           --------            ----
  Total Assets...........      12,756,254           576            293,298             489
                              -----------          ----           --------            ----
LIABILITIES
  Due to Hartford Life
   Insurance Company.....        --              --                     11          --
  Payable for fund shares
   purchased.............          55,846        --                --               --
  Other liabilities......        --              --                --               --
                              -----------          ----           --------            ----
  Total Liabilities......          55,846        --                     11          --
                              -----------          ----           --------            ----
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $12,700,408          $576           $293,287            $489
                              ===========          ====           ========            ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           HARTFORD GLOBAL
                              FINANCIAL       HARTFORD     HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH  HARTFORD GROWTH
                            SERVICES HLS    GLOBAL HEALTH    LEADERS HLS      TECHNOLOGY     AND INCOME HLS    OPPORTUNITIES
                                FUND          HLS FUND          FUND           HLS FUND           FUND           HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ---------------  ---------------  ---------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --               --              --               --               --              --
      Class IB...........        5,223          52,538          144,840          113,439           80,459            453
      Other class........      --               --              --               --               --              --
                               =======        ========       ==========       ==========       ==========         ======
    Cost
      Class IA...........      --               --              --               --               --              --
      Class IB...........       49,965         700,679        2,827,420        1,004,713        1,117,240          7,232
      Other class........      $--            $ --           $  --            $  --            $  --              $--
                               =======        ========       ==========       ==========       ==========         ======
    Market Value
      Class IA...........      --               --              --               --               --              --
      Class IB...........      $39,178        $622,824       $1,661,392       $  340,962       $  703,741         $7,417
      Other class........      --               --              --               --               --              --
  Due from Hartford Life
   Insurance Company.....      --               --              --               --               --              --
  Receivable from fund
   shares sold...........            2              24               64               13               27         --
  Other assets...........      --               --              --                     4          --              --
                               -------        --------       ----------       ----------       ----------         ------
  Total Assets...........       39,180         622,848        1,661,456          340,979          703,768          7,417
                               -------        --------       ----------       ----------       ----------         ------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            3              25               64               13               27         --
  Payable for fund shares
   purchased.............      --               --              --               --               --              --
  Other liabilities......      --               --                   11          --                     5         --
                               -------        --------       ----------       ----------       ----------         ------
  Total Liabilities......            3              25               75               13               32         --
                               -------        --------       ----------       ----------       ----------         ------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $39,177        $622,823       $1,661,381       $  340,966       $  703,736         $7,417
                               =======        ========       ==========       ==========       ==========         ======


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........       36,702
      Other class........      --
                              ========
    Cost
      Class IA...........      --
      Class IB...........      324,131
      Other class........     $--
                              ========
    Market Value
      Class IA...........      --
      Class IB...........     $309,806
      Other class........      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            7
  Other assets...........      --
                              --------
  Total Assets...........      309,813
                              --------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            6
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                              --------
  Total Liabilities......            6
                              --------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $309,807
                              ========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               HARTFORD
                                            INTERNATIONAL      HARTFORD
                                               CAPITAL       INTERNATIONAL
                           HARTFORD INDEX  APPRECIATION HLS  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND           FUND          HLS FUND        HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ----------------  -------------  ---------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --              --                --             --
      Class IB...........        47,018               50          324,714         218,542
      Other class........       --              --                --             --
                            ===========      ===========      ===========    ============
    Cost
      Class IA...........       --              --                --             --
      Class IB...........     1,907,321              365        3,660,683       5,254,127
      Other class........   $   --           $  --            $   --         $   --
                            ===========      ===========      ===========    ============
    Market Value
      Class IA...........       --              --                --             --
      Class IB...........   $ 1,099,881      $       353      $ 2,486,045    $  3,898,266
      Other class........       --              --                --             --
  Due from Hartford Life
   Insurance Company.....       --              --                --             --
  Receivable from fund
   shares sold...........            42         --                     85             150
  Other assets...........             2         --                      7              12
                            -----------      -----------      -----------    ------------
  Total Assets...........     1,099,925              353        2,486,137       3,898,428
                            -----------      -----------      -----------    ------------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            42         --                     85             150
  Payable for fund shares
   purchased.............       --              --                --             --
  Other liabilities......       --              --                --             --
                            -----------      -----------      -----------    ------------
  Total Liabilities......            42         --                     85             150
                            -----------      -----------      -----------    ------------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $ 1,099,883      $       353      $ 2,486,052    $  3,898,278
                            ===========      ===========      ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                                HARTFORD
                                                                MORTGAGE     HARTFORD SMALL     HARTFORD
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK
                           VALUE HLS FUND   MARKET HLS FUND       FUND            FUND          HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  ---------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --            109,305,794         --              --              --               --
      Class IB...........         25,993       13,154,005          62,109         299,960             708          292,718
      Other class........       --               --               --              --              --               --
                            ============     ============      ==========      ==========      ==========      ===========
    Cost
      Class IA...........       --            109,305,794         --              --              --               --
      Class IB...........        240,950       13,154,005         714,670       4,683,376          10,843       15,774,865
      Other class........   $   --           $   --            $  --           $  --           $  --           $   --
                            ============     ============      ==========      ==========      ==========      ===========
    Market Value
      Class IA...........       --           $109,305,794         --              --              --               --
      Class IB...........   $    223,988       13,154,005      $  741,567      $2,768,596      $    8,306      $10,368,586
      Other class........       --               --               --              --              --               --
  Due from Hartford Life
   Insurance Company.....       --              2,296,508         --                2,585         --                 6,584
  Receivable from fund
   shares sold...........             10         --                 2,393         --              --               --
  Other assets...........       --                  4,372         --                   18         --                    29
                            ------------     ------------      ----------      ----------      ----------      -----------
  Total Assets...........        223,998      124,760,679         743,960       2,771,199           8,306       10,375,199
                            ------------     ------------      ----------      ----------      ----------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....              9         --                 2,392         --              --               --
  Payable for fund shares
   purchased.............       --              2,296,508         --                2,585         --                 6,584
  Other liabilities......       --               --               --              --              --               --
                            ------------     ------------      ----------      ----------      ----------      -----------
  Total Liabilities......              9        2,296,508           2,392           2,585         --                 6,584
                            ------------     ------------      ----------      ----------      ----------      -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $    223,989     $122,464,171      $  741,568      $2,768,614      $    8,306      $10,368,615
                            ============     ============      ==========      ==========      ==========      ===========

                           HARTFORD U.S.
                             GOVERNMENT
                           SECURITIES HLS
                                FUND
                            SUB-ACCOUNT
                           --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --
      Class IB...........        74,313
      Other class........       --
                             ==========
    Cost
      Class IA...........       --
      Class IB...........       800,765
      Other class........    $  --
                             ==========
    Market Value
      Class IA...........       --
      Class IB...........    $  842,960
      Other class........       --
  Due from Hartford Life
   Insurance Company.....       --
  Receivable from fund
   shares sold...........            32
  Other assets...........             4
                             ----------
  Total Assets...........       842,996
                             ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            32
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                             ----------
  Total Liabilities......            32
                             ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $  842,964
                             ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                           HARTFORD VALUE   HUNTINGTON     HUNTINGTON VA
                           HARTFORD VALUE  OPPORTUNITIES   INCOME EQUITY  DIVIDEND CAPTURE
                              HLS FUND        HLS FUND         FUND             FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --              --              --             --
      Class IB...........       4,148             681          --             --
      Other class........      --              --               2,035           1,471
                              =======          ======         =======         =======
    Cost
      Class IA...........      --              --              --             --
      Class IB...........      38,574           7,232          --             --
      Other class........     $--              $--            $18,110         $14,462
                              =======          ======         =======         =======
    Market Value
      Class IA...........      --              --              --             --
      Class IB...........     $31,508          $7,381          --             --
      Other class........      --              --             $18,073         $14,429
  Due from Hartford Life
   Insurance Company.....      --              --              --             --
  Receivable from fund
   shares sold...........       6,021          --                   1         --
  Other assets...........      --              --              --             --
                              -------          ------         -------         -------
  Total Assets...........      37,529           7,381          18,074          14,429
                              -------          ------         -------         -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       6,021          --                   1         --
  Payable for fund shares
   purchased.............      --              --              --             --
  Other liabilities......      --              --                   1         --
                              -------          ------         -------         -------
  Total Liabilities......       6,021          --                   2         --
                              -------          ------         -------         -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $31,508          $7,381         $18,072         $14,429
                              =======          ======         =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                           HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA    MFS CAPITAL
                           HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX  OPPORTUNITIES  MFS EMERGING
                            GROWTH FUND         FUND            FUND            FUND          SERIES      GROWTH SERIES
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ----------------  -------------  --------------  -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........     --              --               --              --               --             --
      Class IB...........     --              --               --              --               --             --
      Other class........        524            1,586             190           1,403         1,076,416        859,120
                              ======          =======          ======         =======       ===========    ===========
    Cost
      Class IA...........     --              --               --              --               --             --
      Class IB...........     --              --               --              --               --             --
      Other class........     $3,953          $15,416          $1,820         $12,561       $21,340,317    $27,432,235
                              ======          =======          ======         =======       ===========    ===========
    Market Value
      Class IA...........     --              --               --              --               --             --
      Class IB...........     --              --               --              --               --             --
      Other class........     $3,832          $15,389          $1,789         $12,441       $10,258,244    $10,232,114
  Due from Hartford Life
   Insurance Company.....     --              --               --              --               --             --
  Receivable from fund
   shares sold...........     --              --               --              --                 5,717         29,274
  Other assets...........     --              --               --              --                    21             63
                              ------          -------          ------         -------       -----------    -----------
  Total Assets...........      3,832           15,389           1,789          12,441        10,263,982     10,261,451
                              ------          -------          ------         -------       -----------    -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....     --              --               --              --                 5,717         29,274
  Payable for fund shares
   purchased.............     --              --               --              --               --             --
  Other liabilities......     --              --               --              --               --             --
                              ------          -------          ------         -------       -----------    -----------
  Total Liabilities......     --              --               --              --                 5,717         29,274
                              ------          -------          ------         -------       -----------    -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $3,832          $15,389          $1,789         $12,441       $10,258,265    $10,232,177
                              ======          =======          ======         =======       ===========    ===========


                            MFS GLOBAL
                           EQUITY SERIES
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........      186,712
                            ==========
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........   $1,893,839
                            ==========
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........   $1,587,049
  Due from Hartford Life
   Insurance Company.....       14,354
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                            ----------
  Total Assets...........    1,601,403
                            ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............       14,354
  Other liabilities......            6
                            ----------
  Total Liabilities......       14,360
                            ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $1,587,043
                            ==========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                            MFS INVESTORS
                           MFS HIGH INCOME  GROWTH STOCK   MFS INVESTORS  MFS MID CAP
                               SERIES          SERIES      TRUST SERIES     GROWTH
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --               --             --            --
      Class IB...........       --               --             --            --
      Other class........      1,401,333       1,797,006        912,123     1,570,829
                             ===========     ===========    ===========   ===========
    Cost
      Class IA...........       --               --             --            --
      Class IB...........       --               --             --            --
      Other class........    $13,200,419     $22,247,523    $17,506,897   $11,314,355
                             ===========     ===========    ===========   ===========
    Market Value
      Class IA...........       --               --             --            --
      Class IB...........       --               --             --            --
      Other class........    $12,359,759     $12,722,800    $12,286,295   $ 7,084,438
  Due from Hartford Life
   Insurance Company.....         14,002         --             --              5,900
  Receivable from fund
   shares sold...........       --                23,079        200,093       --
  Other assets...........       --                     2             12            36
                             -----------     -----------    -----------   -----------
  Total Assets...........     12,373,761      12,745,881     12,486,400     7,090,374
                             -----------     -----------    -----------   -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                23,079        200,093       --
  Payable for fund shares
   purchased.............         14,002         --             --              5,900
  Other liabilities......              7         --             --            --
                             -----------     -----------    -----------   -----------
  Total Liabilities......         14,009          23,079        200,093         5,900
                             -----------     -----------    -----------   -----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $12,359,752     $12,722,802    $12,286,307   $ 7,084,474
                             ===========     ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                              MERRILL LYNCH     MARSICO
                                                               MERRILL LYNCH    LARGE CAP    INTERNATIONAL
                               MFS NEW       MFS TOTAL RETURN  GLOBAL GROWTH   GROWTH V.I.   OPPORTUNITIES  NATIONS HIGH
                           DISCOVERY SERIES       SERIES       V.I. FUND (9)    FUND (10)      PORTFOLIO     YIELD BOND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ----------------  -------------  -------------  -------------  ------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --               --             --             --             --
      Class IB...........       --                --               --             --             --             --
      Other class........        730,006         2,988,121          2,090         16,661         263,859        735,420
                             ===========       ===========        =======       ========      ==========     ==========
    Cost
      Class IA...........       --                --               --             --             --             --
      Class IB...........       --                --               --             --             --             --
      Other class........    $10,715,281       $53,733,552        $14,054       $117,915      $2,596,631     $6,543,012
                             ===========       ===========        =======       ========      ==========     ==========
    Market Value
      Class IA...........       --                --               --             --             --             --
      Class IB...........       --                --               --             --             --             --
      Other class........    $ 7,621,260       $51,216,396        $13,440       $115,129      $2,551,519     $6,214,301
  Due from Hartford Life
   Insurance Company.....       --                 263,594         --             --              47,600          8,010
  Receivable from fund
   shares sold...........         15,941          --               --             --             --             --
  Other assets...........       --                      18         --                  2               8        --
                             -----------       -----------        -------       --------      ----------     ----------
  Total Assets...........      7,637,201        51,480,008         13,440        115,131       2,599,127      6,222,311
                             -----------       -----------        -------       --------      ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         15,941          --                   10             69         --             --
  Payable for fund shares
   purchased.............       --                 263,594         --             --              47,600          8,010
  Other liabilities......              5          --               --             --             --                   7
                             -----------       -----------        -------       --------      ----------     ----------
  Total Liabilities......         15,946           263,594             10             69          47,600          8,017
                             -----------       -----------        -------       --------      ----------     ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........    $ 7,621,255       $51,216,414        $13,430       $115,062      $2,551,527     $6,214,294
                             ===========       ===========        =======       ========      ==========     ==========


                              NATIONS
                           INTERNATIONAL
                               VALUE
                            SUB-ACCOUNT
                           -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --
      Class IB...........      --
      Other class........      458,125
                            ==========
    Cost
      Class IA...........      --
      Class IB...........      --
      Other class........   $3,806,245
                            ==========
    Market Value
      Class IA...........      --
      Class IB...........      --
      Other class........   $3,138,154
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........          152
  Other assets...........            9
                            ----------
  Total Assets...........    3,138,315
                            ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          152
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                            ----------
  Total Liabilities......          152
                            ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........   $3,138,163
                            ==========

(9) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS CAPITAL
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --               --              --
      Class IB...........       --               --              --
      Other class........        617,471         426,957          183,931
                              ==========      ==========       ==========
        Cost
          Class IA.......       --               --              --
          Class IB.......       --               --              --
          Other class....     $7,808,297      $3,799,037       $1,394,855
                              ==========      ==========       ==========
        Market Value
          Class IA.......       --               --              --
          Class IB.......       --               --              --
          Other class....     $7,032,993      $3,437,001       $1,294,871
      Due from Hartford
       Life Insurance
       Company...........         38,550          31,393            5,346
      Receivable from
       fund shares
       sold..............       --               --              --
      Other assets.......       --               --                     3
                              ----------      ----------       ----------
      Total Assets.......      7,071,543       3,468,394        1,300,220
                              ----------      ----------       ----------
LIABILITIES
      Due to Hartford
       Life Insurance
       Company...........       --               --              --
      Payable for fund
       shares
       purchased.........         38,550          31,393            5,346
      Other
       liabilities.......             27              10         --
                              ----------      ----------       ----------
      Total
       Liabilities.......         38,577          31,403            5,346
                              ----------      ----------       ----------
NET ASSETS
      For Variable
       Annuity Contract
       Liabilities.......     $7,032,966      $3,436,991       $1,294,874
                              ==========      ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                  NATIONS MARSICO                    NATIONS SMALL
                              NATIONS MARSICO      21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE
                           GROWTH PORTFOLIO (11)     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------------  ---------------  ----------------  -------------  -------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        --                    --               --               --             --
      Class IB...........        --                    --               --               --             --
      Other class........          405,931             261,912           909,696         567,763        743,986
                                ==========          ==========        ==========      ==========     ==========
        Cost
          Class IA.......        --                    --               --               --             --
          Class IB.......        --                    --               --               --             --
          Other class....       $5,229,151          $1,611,478        $5,711,017      $4,486,276     $6,576,980
                                ==========          ==========        ==========      ==========     ==========
        Market Value
          Class IA.......        --                    --               --               --             --
          Class IB.......        --                    --               --               --             --
          Other class....       $4,578,904          $1,495,516        $5,067,004      $4,059,506     $6,063,482
      Due from Hartford
       Life Insurance
       Company...........           32,821             --                 39,356          36,178         33,013
      Receivable from
       fund shares
       sold..............        --                         37          --               --             --
      Other assets.......        --                    --                     31         --                  12
                                ----------          ----------        ----------      ----------     ----------
      Total Assets.......        4,611,725           1,495,553         5,106,391       4,095,684      6,096,507
                                ----------          ----------        ----------      ----------     ----------
LIABILITIES
      Due to Hartford
       Life Insurance
       Company...........        --                         37          --               --             --
      Payable for fund
       shares
       purchased.........           32,821             --                 39,356          36,178         33,013
      Other
       liabilities.......                5             --               --                     6        --
                                ----------          ----------        ----------      ----------     ----------
      Total
       Liabilities.......           32,826                  37            39,356          36,184         33,013
                                ----------          ----------        ----------      ----------     ----------
NET ASSETS
      For Variable
       Annuity Contract
       Liabilities.......       $4,578,899          $1,495,516        $5,067,035      $4,059,500     $6,063,494
                                ==========          ==========        ==========      ==========     ==========


                              JENNISON 20/20        JENNISON
                           FOCUS PORTFOLIO (12)  PORTFOLIO (13)
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........        --                   --
      Class IB...........        --                   --
      Other class........          23,162              42,659
                                 ========          ==========
        Cost
          Class IA.......        --                   --
          Class IB.......        --                   --
          Other class....        $251,908          $1,023,921
                                 ========          ==========
        Market Value
          Class IA.......        --                   --
          Class IB.......        --                   --
          Other class....        $190,627          $  541,766
      Due from Hartford
       Life Insurance
       Company...........        --                   --
      Receivable from
       fund shares
       sold..............        --                        54
      Other assets.......               4                   7
                                 --------          ----------
      Total Assets.......         190,631             541,827
                                 --------          ----------
LIABILITIES
      Due to Hartford
       Life Insurance
       Company...........              17                  54
      Payable for fund
       shares
       purchased.........        --                   --
      Other
       liabilities.......        --                   --
                                 --------          ----------
      Total
       Liabilities.......              17                  54
                                 --------          ----------
NET ASSETS
      For Variable
       Annuity Contract
       Liabilities.......        $190,614          $  541,773
                                 ========          ==========

(11) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.
(12) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(13) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                               SP JENNISON     SALOMON BROTHERS
                           PRUDENTIAL VALUE   INTERNATIONAL    VARIABLE CAPITAL
                              PORTFOLIO      GROWTH PORTFOLIO        FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --               --                 --
      Class IB...........       --               --                 --
      Other class........        11,049              284             191,952
                               ========           ======          ==========
    Cost
      Class IA...........       --               --                 --
      Class IB...........       --               --                 --
      Other class........      $196,671           $1,680          $2,938,241
                               ========           ======          ==========
    Market Value
      Class IA...........       --               --                 --
      Class IB...........       --               --                 --
      Other class........      $151,810           $1,189          $2,161,379
  Due from Hartford Life
   Insurance Company.....        12,218          --                 --
  Receivable from fund
   shares sold...........       --               --                       58
  Other assets...........             6                1            --
                               --------           ------          ----------
  Total Assets...........       164,034            1,190           2,161,437
                               --------           ------          ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                     2                  58
  Payable for fund shares
   purchased.............        12,217          --                 --
  Other liabilities......       --               --                       17
                               --------           ------          ----------
  Total Liabilities......        12,217                2                  75
                               --------           ------          ----------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $151,817           $1,188          $2,161,362
                               ========           ======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                   STI CLASSIC VT
                           SALOMON BROTHERS   SALOMON BROTHERS   SALOMON BROTHERS     CAPITAL        STI CLASSIC VT
                            VARIABLE HIGH    VARIABLE INVESTORS   VARIABLE TOTAL    APPRECIATION    GROWTH & INCOME
                           YIELD BOND FUND          FUND           RETURN FUND          FUND              FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ------------------  ----------------  --------------  ------------------
ASSETS
  Investments
    Number of Shares
      Class IA...........       --                --                  --               --               --
      Class IB...........       --                --                  --               --               --
      Other class........        22,111             65,913             34,649            8,413            5,368
                               ========           ========           ========         ========          =======
    Cost
      Class IA...........       --                --                  --               --               --
      Class IB...........       --                --                  --               --               --
      Other class........      $194,709           $848,014           $361,507         $111,799          $43,667
                               ========           ========           ========         ========          =======
    Market Value
      Class IA...........       --                --                  --               --               --
      Class IB...........       --                --                  --               --               --
      Other class........      $179,318           $640,018           $330,209         $109,447          $43,212
  Due from Hartford Life
   Insurance Company.....             8           --                       48              582              585
  Receivable from fund
   shares sold...........             3                 17            --               --               --
  Other assets...........       --                --                  --               --               --
                               --------           --------           --------         --------          -------
  Total Assets...........       179,329            640,035            330,257          110,029           43,797
                               --------           --------           --------         --------          -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                      17            --               --               --
  Payable for fund shares
   purchased.............       --                --                  --                   581              585
  Other liabilities......             1                  1                  7          --               --
                               --------           --------           --------         --------          -------
  Total Liabilities......             1                 18                  7              581              585
                               --------           --------           --------         --------          -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........      $179,328           $640,017           $330,250         $109,448          $43,212
                               ========           ========           ========         ========          =======


                           STI CLASSIC VT  STI CLASSIC VT
                           MID-CAP EQUITY   VALUE INCOME
                                FUND         STOCK FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS
  Investments
    Number of Shares
      Class IA...........      --              --
      Class IB...........      --              --
      Other class........       3,423           2,148
                              =======         =======
    Cost
      Class IA...........      --              --
      Class IB...........      --              --
      Other class........     $27,562         $22,442
                              =======         =======
    Market Value
      Class IA...........      --              --
      Class IB...........      --              --
      Other class........     $27,145         $22,317
  Due from Hartford Life
   Insurance Company.....      12,122          --
  Receivable from fund
   shares sold...........      --                   1
  Other assets...........      --              --
                              -------         -------
  Total Assets...........      39,267          22,318
                              -------         -------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                   1
  Payable for fund shares
   purchased.............      12,122          --
  Other liabilities......      --              --
                              -------         -------
  Total Liabilities......      12,122               1
                              -------         -------
NET ASSETS
  For Variable Annuity
   Contract
   Liabilities...........     $27,145         $22,317
                              =======         =======

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.40%       302,772   $ 0.900389  $      272,613
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.55%        21,672     0.898669          19,476
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.65%       412,713     0.897507         370,413
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.70%       314,219     0.896938         281,835
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.75%       383,399     0.896359         343,663
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.80%        71,066     0.895792          63,661
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.85%         2,282     0.895220           2,042
AIM V.I. Aggressive Growth
 Fund -- Class I..............    1.90%        41,645     0.894646          37,257
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.00%       271,881     0.893500         242,926
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.05%        37,293     0.892924          33,299
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.10%        97,045     0.895046          86,860
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.15%        18,293     0.892931          16,335
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.25%         5,118     0.892175           4,568
AIM V.I. Aggressive Growth
 Fund -- Class I..............    2.35%         8,890     0.892186           7,931
AIM V.I. Basic Value Fund --
 Class I......................    0.95%         5,529     0.904142           4,999
AIM V.I. Basic Value Fund --
 Class I......................    1.40%     2,870,200     0.898954       2,580,177
AIM V.I. Basic Value Fund --
 Class I......................    1.55%       284,205     0.897230         254,997
AIM V.I. Basic Value Fund --
 Class I......................    1.60%       212,017     0.896662         190,107
AIM V.I. Basic Value Fund --
 Class I......................    1.65%     2,956,315     0.896086       2,649,112
AIM V.I. Basic Value Fund --
 Class I......................    1.70%     1,477,176     0.895504       1,322,817
AIM V.I. Basic Value Fund --
 Class I......................    1.75%     1,485,470     0.894937       1,329,402
AIM V.I. Basic Value Fund --
 Class I......................    1.80%       533,513     0.894369         477,157
AIM V.I. Basic Value Fund --
 Class I......................    1.85%       440,009     0.893793         393,277
AIM V.I. Basic Value Fund --
 Class I......................    1.90%        67,500     0.893222          60,293
AIM V.I. Basic Value Fund --
 Class I......................    1.95%       101,695     0.894194          90,935
AIM V.I. Basic Value Fund --
 Class I......................    2.00%     1,769,159     0.892074       1,578,220
AIM V.I. Basic Value Fund --
 Class I......................    2.05%       619,971     0.891506         552,708
AIM V.I. Basic Value Fund --
 Class I......................    2.10%       189,983     0.893630         169,774
AIM V.I. Basic Value Fund --
 Class I......................    2.15%        74,529     0.891516          66,444
AIM V.I. Basic Value Fund --
 Class I......................    2.20%        41,206     0.891325          36,730
AIM V.I. Basic Value Fund --
 Class I......................    2.35%       126,999     0.890762         113,126
AIM V.I. Blue Chip Fund --
 Class I......................    1.40%       794,226     0.866808         688,442
AIM V.I. Blue Chip Fund --
 Class I......................    1.55%        78,399     0.865132          67,825
AIM V.I. Blue Chip Fund --
 Class I......................    1.60%        31,598     0.864586          27,319
AIM V.I. Blue Chip Fund --
 Class I......................    1.65%     1,586,816     0.864027       1,371,052
AIM V.I. Blue Chip Fund --
 Class I......................    1.70%       367,579     0.863477         317,396
AIM V.I. Blue Chip Fund --
 Class I......................    1.75%       264,509     0.862923         228,251
AIM V.I. Blue Chip Fund --
 Class I......................    1.80%        26,135     0.862370          22,538
AIM V.I. Blue Chip Fund --
 Class I......................    1.85%        84,550     0.861821          72,867
AIM V.I. Blue Chip Fund --
 Class I......................    1.90%         2,554     0.861278           2,200
AIM V.I. Blue Chip Fund --
 Class I......................    2.00%       354,243     0.860166         304,708
AIM V.I. Blue Chip Fund --
 Class I......................    2.05%       283,385     0.859618         243,603
AIM V.I. Blue Chip Fund --
 Class I......................    2.10%           244     0.861656             210
AIM V.I. Blue Chip Fund --
 Class I......................    2.15%        18,171     0.859625          15,621
AIM V.I. Blue Chip Fund --
 Class I......................    2.20%         1,361     0.859446           1,170

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-22 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
AIM V.I. Blue Chip Fund --
 Class I......................    2.35%        19,290   $ 0.858902  $       16,568
AIM V.I. Capital Appreciation
 Fund -- Class I..............    0.95%         1,902     0.941523           1,791
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.40%       412,640     0.936113         386,278
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.55%        45,675     0.934315          42,675
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.60%         4,342     0.933721           4,054
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.65%       497,414     0.933119         464,146
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.70%       341,401     0.643369         219,647
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.70%       518,176     0.932531         483,215
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.75%       465,210     0.931932         433,544
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.80%        56,897     0.931331          52,990
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.85%        23,598     0.641748          15,144
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.85%        46,729     0.930734          43,492
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.90%         3,124     0.930146           2,905
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.90%        25,877     0.641222          16,593
AIM V.I. Capital Appreciation
 Fund -- Class I..............    1.95%        29,325     0.931147          27,306
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.00%       192,475     0.928953         178,800
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.05%        53,075     0.928356          49,272
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.05%       207,735     0.639612         132,870
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.10%         7,236     0.930560           6,733
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.15%        22,473     0.928366          20,863
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.20%         1,589     0.928176           1,475
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.20%         3,113     0.639210           1,990
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.25%         2,333     0.927576           2,164
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.25%        78,325     0.639072          50,055
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.35%         3,598     0.927594           3,338
AIM V.I. Capital Appreciation
 Fund -- Class I..............    2.40%        10,036     0.638670           6,410
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.40%       181,510     0.861731         156,413
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.55%         1,934     0.860075           1,663
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.60%         8,389     0.859526           7,211
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.65%        92,075     0.858973          79,090
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.70%       111,050     0.858430          95,329
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.75%        95,939     0.857876          82,304
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.80%        20,964     0.857332          17,973
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    1.85%       143,824     0.856776         123,225
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.00%        79,094     0.855140          67,636
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......    2.05%         4,866     0.854591           4,158
AIM V.I. Government Securities
 Fund -- Class I..............    1.40%     5,844,545     1.080652       6,315,919
AIM V.I. Government Securities
 Fund -- Class I..............    1.55%       565,382     1.078575         609,807
AIM V.I. Government Securities
 Fund -- Class I..............    1.60%       719,813     1.077884         775,875
AIM V.I. Government Securities
 Fund -- Class I..............    1.65%     9,089,291     1.077195       9,790,939
AIM V.I. Government Securities
 Fund -- Class I..............    1.70%     2,962,637     1.076505       3,189,294
AIM V.I. Government Securities
 Fund -- Class I..............    1.75%     2,418,001     1.075826       2,601,348
AIM V.I. Government Securities
 Fund -- Class I..............    1.80%     1,017,586     1.075131       1,094,038
AIM V.I. Government Securities
 Fund -- Class I..............    1.85%       712,286     1.074444         765,311
AIM V.I. Government Securities
 Fund -- Class I..............    1.90%        44,033     1.073767          47,281
AIM V.I. Government Securities
 Fund -- Class I..............    1.95%        91,802     1.074920          98,679
AIM V.I. Government Securities
 Fund -- Class I..............    2.00%     4,407,232     1.072382       4,726,237

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
AIM V.I. Government Securities
 Fund -- Class I..............    2.05%     3,321,585   $ 1.071697  $    3,559,733
AIM V.I. Government Securities
 Fund -- Class I..............    2.10%        11,016     1.074252          11,834
AIM V.I. Government Securities
 Fund -- Class I..............    2.15%        88,727     1.071702          95,089
AIM V.I. Government Securities
 Fund -- Class I..............    2.20%        77,270     1.071475          82,793
AIM V.I. Government Securities
 Fund -- Class I..............    2.35%        41,966     1.070802          44,937
AIM V.I. Government Securities
 Fund -- Class I..............    2.40%        11,876     1.070119          12,709
AIM V.I. High Yield Fund --
 Class I......................    1.70%       341,019     0.872296         297,470
AIM V.I. High Yield Fund --
 Class I......................    1.85%         1,548     0.870103           1,347
AIM V.I. High Yield Fund --
 Class I......................    1.90%       109,944     0.869389          95,584
AIM V.I. High Yield Fund --
 Class I......................    2.05%       325,478     0.867208         282,256
AIM V.I. High Yield Fund --
 Class I......................    2.20%         9,079     0.866662           7,868
AIM V.I. International Growth
 Fund -- Class I..............    1.40%        99,391     0.915485          90,991
AIM V.I. International Growth
 Fund -- Class I..............    1.55%        38,552     0.913728          35,226
AIM V.I. International Growth
 Fund -- Class I..............    1.60%         2,837     0.913149           2,591
AIM V.I. International Growth
 Fund -- Class I..............    1.65%       315,799     0.912564         288,187
AIM V.I. International Growth
 Fund -- Class I..............    1.70%        40,604     0.911984          37,030
AIM V.I. International Growth
 Fund -- Class I..............    1.75%        49,478     0.911396          45,094
AIM V.I. International Growth
 Fund -- Class I..............    1.80%        15,378     0.910815          14,007
AIM V.I. International Growth
 Fund -- Class I..............    1.85%        22,557     0.910227          20,532
AIM V.I. International Growth
 Fund -- Class I..............    1.95%         1,694     0.910635           1,543
AIM V.I. International Growth
 Fund -- Class I..............    2.00%        79,258     0.908484          72,004
AIM V.I. International Growth
 Fund -- Class I..............    2.05%        55,088     0.907901          50,015
AIM V.I. International Growth
 Fund -- Class I..............    2.15%         1,096     0.907910             995
AIM V.I. International Growth
 Fund -- Class I..............    2.20%         2,146     0.907719           1,948
AIM V.I. International Growth
 Fund -- Class I..............    2.35%         3,783     0.907150           3,431
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    0.95%        19,189     1.016105          19,498
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.40%     1,695,082     1.010270       1,712,491
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.55%        73,141     1.008344          73,751
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.60%       219,179     1.007696         220,866
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.65%     1,500,187     1.007053       1,510,768
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.70%       904,575     1.006401         910,365
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.75%     1,475,121     1.005773       1,483,637
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.80%       271,814     1.005120         273,206
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.85%       187,274     1.004471         188,111
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.90%        36,357     1.003829          36,496
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    1.95%        49,206     1.004923          49,448
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.00%     1,681,737     1.002548       1,686,022
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.05%       489,206     1.001911         490,141
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.10%         7,593     1.004294           7,626
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.15%        62,338     1.001919          62,458
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.20%        37,618     1.001710          37,683
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.25%         4,553     1.001069           4,558
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.35%        35,159     1.001077          35,195
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............    2.40%         1,723     1.000434           1,724
AIM V.I. Premier Equity
 Fund -- Class I..............    0.95%        11,292     0.807282           9,115
AIM V.I. Premier Equity
 Fund -- Class I..............    1.40%       887,984     0.802648         712,738

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-24 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
AIM V.I. Premier Equity
 Fund -- Class I..............    1.55%        48,822   $ 0.801107  $       39,112
AIM V.I. Premier Equity
 Fund -- Class I..............    1.60%       205,940     0.800597         164,875
AIM V.I. Premier Equity
 Fund -- Class I..............    1.65%       664,026     0.800077         531,272
AIM V.I. Premier Equity
 Fund -- Class I..............    1.70%       678,690     0.799566         542,657
AIM V.I. Premier Equity
 Fund -- Class I..............    1.70%     1,370,677     0.605588         830,065
AIM V.I. Premier Equity
 Fund -- Class I..............    1.75%       636,587     0.799052         508,666
AIM V.I. Premier Equity
 Fund -- Class I..............    1.80%        83,550     0.798544          66,719
AIM V.I. Premier Equity
 Fund -- Class I..............    1.85%        36,097     0.604064          21,805
AIM V.I. Premier Equity
 Fund -- Class I..............    1.85%       114,293     0.798028          91,209
AIM V.I. Premier Equity
 Fund -- Class I..............    1.90%        36,730     0.797517          29,293
AIM V.I. Premier Equity
 Fund -- Class I..............    1.90%       406,480     0.603564         245,337
AIM V.I. Premier Equity
 Fund -- Class I..............    1.95%       108,015     0.798384          86,237
AIM V.I. Premier Equity
 Fund -- Class I..............    2.00%       826,989     0.796501         658,697
AIM V.I. Premier Equity
 Fund -- Class I..............    2.05%       177,317     0.795994         141,144
AIM V.I. Premier Equity
 Fund -- Class I..............    2.05%       830,322     0.602053         499,898
AIM V.I. Premier Equity
 Fund -- Class I..............    2.10%        18,061     0.797880          14,410
AIM V.I. Premier Equity
 Fund -- Class I..............    2.15%        42,503     0.796002          33,833
AIM V.I. Premier Equity
 Fund -- Class I..............    2.25%        56,831     0.601549          34,187
AIM V.I. Premier Equity
 Fund -- Class I..............    2.35%        16,733     0.795329          13,308
American Funds Asset
 Allocation Fund --
 Class 2......................    0.95%        11,558     9.421141         108,886
American Funds Asset
 Allocation Fund --
 Class 2......................    1.40%     1,767,561     8.618986      15,234,585
American Funds Asset
 Allocation Fund --
 Class 2......................    1.55%       214,029     8.573815       1,835,043
American Funds Asset
 Allocation Fund --
 Class 2......................    1.60%       139,001     8.585910       1,193,448
American Funds Asset
 Allocation Fund --
 Class 2......................    1.65%     1,239,229     8.543836      10,587,773
American Funds Asset
 Allocation Fund --
 Class 2......................    1.70%       738,830     8.745182       6,461,200
American Funds Asset
 Allocation Fund --
 Class 2......................    1.75%       522,148     8.540911       4,459,616
American Funds Asset
 Allocation Fund --
 Class 2......................    1.80%       127,909     8.502283       1,087,519
American Funds Asset
 Allocation Fund --
 Class 2......................    1.85%       345,407     8.715748       3,010,478
American Funds Asset
 Allocation Fund --
 Class 2......................    1.90%        10,428     8.711616          90,844
American Funds Asset
 Allocation Fund --
 Class 2......................    1.95%        14,578     8.533746         124,401
American Funds Asset
 Allocation Fund --
 Class 2......................    2.00%       534,462     8.469643       4,526,700
American Funds Asset
 Allocation Fund --
 Class 2......................    2.05%       226,116     8.682309       1,963,205
American Funds Asset
 Allocation Fund --
 Class 2......................    2.10%        17,766     8.528376         151,517
American Funds Asset
 Allocation Fund --
 Class 2......................    2.15%        17,214     8.464315         145,705
American Funds Asset
 Allocation Fund --
 Class 2......................    2.20%         9,515     8.462535          80,517
American Funds Asset
 Allocation Fund --
 Class 2......................    2.25%         6,638     8.675027          57,581
American Funds Asset
 Allocation Fund --
 Class 2......................    2.35%        11,606     8.457210          98,158
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    0.95%        69,862     0.717667          50,138
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.40%     8,300,449     0.712863       5,917,083
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.55%       525,626     0.711267         373,861
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.60%     1,199,197     0.710740         852,317
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.65%     6,672,964     0.710214       4,739,233
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.70%     3,994,232     0.709669       2,834,582
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.75%     3,972,265     0.709148       2,816,924
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.80%       609,609     0.708612         431,976
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.85%     1,831,382     0.708081       1,296,767
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.90%       116,085     0.707563          82,138

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.95%        45,080   $ 0.708554  $       31,942
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.00%     5,142,169     0.706499       3,632,937
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.05%     2,181,613     0.705969       1,540,151
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.10%       146,637     0.708104         103,835
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.15%       155,629     0.706054         109,883
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.20%       346,352     0.705904         244,491
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.35%       118,986     0.705467          83,938
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    2.40%         3,233     0.704939           2,279
American Funds Bond Fund --
 Class 2......................    0.95%        12,134    11.729397         142,328
American Funds Bond Fund --
 Class 2......................    1.40%     1,873,888    11.448425      21,453,069
American Funds Bond Fund --
 Class 2......................    1.55%       277,884    11.388444       3,164,661
American Funds Bond Fund --
 Class 2......................    1.60%       140,105    11.404531       1,597,832
American Funds Bond Fund --
 Class 2......................    1.65%     1,424,804    11.348637      16,169,581
American Funds Bond Fund --
 Class 2......................    1.70%       340,516    10.960216       3,732,126
American Funds Bond Fund --
 Class 2......................    1.75%       416,142    11.344778       4,721,034
American Funds Bond Fund --
 Class 2......................    1.80%       184,286    11.293483       2,081,231
American Funds Bond Fund --
 Class 2......................    1.85%       237,262    10.923367       2,591,701
American Funds Bond Fund --
 Class 2......................    1.90%         9,300    10.918205         101,537
American Funds Bond Fund --
 Class 2......................    1.95%         4,100    11.335275          46,480
American Funds Bond Fund --
 Class 2......................    2.00%       501,088    11.250193       5,637,333
American Funds Bond Fund --
 Class 2......................    2.05%       132,958    10.881498       1,446,781
American Funds Bond Fund --
 Class 2......................    2.10%         2,608    11.328158          29,546
American Funds Bond Fund --
 Class 2......................    2.15%        14,981    11.243125         168,434
American Funds Bond Fund --
 Class 2......................    2.20%        18,399    11.240766         206,820
American Funds Bond Fund --
 Class 2......................    2.25%            90    10.872388             975
American Funds Bond Fund --
 Class 2......................    2.35%        27,467    11.233705         308,561
American Funds Bond Fund --
 Class 2......................    2.40%         1,469    10.865552          15,967
American Funds Global Growth
 Fund -- Class 2..............    0.95%         2,390     7.931821          18,956
American Funds Global Growth
 Fund -- Class 2..............    1.40%     1,062,515     7.963333       8,461,161
American Funds Global Growth
 Fund -- Class 2..............    1.55%       168,430     7.921576       1,334,233
American Funds Global Growth
 Fund -- Class 2..............    1.60%        74,666     7.932732         592,309
American Funds Global Growth
 Fund -- Class 2..............    1.65%       839,883     7.893851       6,629,913
American Funds Global Growth
 Fund -- Class 2..............    1.70%       132,287     6.153805         814,067
American Funds Global Growth
 Fund -- Class 2..............    1.75%       128,326     7.891143       1,012,639
American Funds Global Growth
 Fund -- Class 2..............    1.80%        80,792     7.855448         634,657
American Funds Global Growth
 Fund -- Class 2..............    1.85%       133,805     6.133052         820,632
American Funds Global Growth
 Fund -- Class 2..............    1.90%         3,840     6.130149          23,541
American Funds Global Growth
 Fund -- Class 2..............    1.95%         2,967     7.884525          23,391
American Funds Global Growth
 Fund -- Class 2..............    2.00%       171,745     7.825245       1,343,947
American Funds Global Growth
 Fund -- Class 2..............    2.05%       113,350     6.109503         692,511
American Funds Global Growth
 Fund -- Class 2..............    2.10%         7,589     7.879558          59,794
American Funds Global Growth
 Fund -- Class 2..............    2.15%           337     7.820325           2,633
American Funds Global Growth
 Fund -- Class 2..............    2.20%         2,378     7.818682          18,593
American Funds Global Growth
 Fund -- Class 2..............    2.25%         2,268     6.104371          13,842
American Funds Global Growth
 Fund -- Class 2..............    2.35%         1,199     7.813756           9,369
American Funds Growth Fund --
 Class 2......................    0.95%        17,733     8.077122         143,228

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-26 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
American Funds Growth Fund --
 Class 2......................    1.10%            47   $ 8.038220  $          377
American Funds Growth Fund --
 Class 2......................    1.40%     5,331,751     7.753191      41,338,085
American Funds Growth Fund --
 Class 2......................    1.55%       900,248     7.712517       6,943,181
American Funds Growth Fund --
 Class 2......................    1.60%       390,050     7.723378       3,012,504
American Funds Growth Fund --
 Class 2......................    1.65%     3,807,143     7.685519      29,259,870
American Funds Growth Fund --
 Class 2......................    1.70%     1,020,641     5.367492       5,478,284
American Funds Growth Fund --
 Class 2......................    1.75%       900,243     7.682859       6,916,437
American Funds Growth Fund --
 Class 2......................    1.80%       470,180     7.648095       3,595,984
American Funds Growth Fund --
 Class 2......................    1.85%       576,125     5.349400       3,081,924
American Funds Growth Fund --
 Class 2......................    1.90%        49,492     5.346858         264,627
American Funds Growth Fund --
 Class 2......................    1.95%        49,933     7.676408         383,303
American Funds Growth Fund --
 Class 2......................    2.00%     1,235,444     7.618702       9,412,482
American Funds Growth Fund --
 Class 2......................    2.05%       620,262     5.328818       3,305,263
American Funds Growth Fund --
 Class 2......................    2.10%        26,851     7.671574         205,986
American Funds Growth Fund --
 Class 2......................    2.15%        47,430     7.613906         361,129
American Funds Growth Fund --
 Class 2......................    2.20%        53,788     7.612303         409,448
American Funds Growth Fund --
 Class 2......................    2.25%        15,709     5.324343          83,639
American Funds Growth Fund --
 Class 2......................    2.35%        35,697     7.607511         271,569
American Funds Growth Fund --
 Class 2......................    2.40%         3,087     5.320989          16,426
American Funds Growth-Income
 Fund -- Class 2..............    0.95%        30,679     9.373211         287,564
American Funds Growth-Income
 Fund -- Class 2..............    1.10%            41     9.328112             386
American Funds Growth-Income
 Fund -- Class 2..............    1.40%     6,125,862     8.314302      50,932,263
American Funds Growth-Income
 Fund -- Class 2..............    1.55%       812,147     8.270712       6,717,036
American Funds Growth-Income
 Fund -- Class 2..............    1.60%       525,060     8.282399       4,348,760
American Funds Growth-Income
 Fund -- Class 2..............    1.65%     4,633,711     8.241811      38,190,172
American Funds Growth-Income
 Fund -- Class 2..............    1.70%       878,672     8.365408       7,350,454
American Funds Growth-Income
 Fund -- Class 2..............    1.75%     1,018,248     8.238964       8,389,306
American Funds Growth-Income
 Fund -- Class 2..............    1.80%       454,860     8.201692       3,730,621
American Funds Growth-Income
 Fund -- Class 2..............    1.85%       435,788     8.337245       3,633,273
American Funds Growth-Income
 Fund -- Class 2..............    1.90%        26,316     8.333293         219,296
American Funds Growth-Income
 Fund -- Class 2..............    1.95%        48,084     8.232051         395,828
American Funds Growth-Income
 Fund -- Class 2..............    2.00%     1,351,274     8.170210      11,040,195
American Funds Growth-Income
 Fund -- Class 2..............    2.05%       498,363     8.305229       4,139,022
American Funds Growth-Income
 Fund -- Class 2..............    2.10%        24,917     8.226867         204,985
American Funds Growth-Income
 Fund -- Class 2..............    2.15%        33,345     8.165058         272,265
American Funds Growth-Income
 Fund -- Class 2..............    2.20%        65,333     8.163347         533,340
American Funds Growth-Income
 Fund -- Class 2..............    2.25%        16,903     8.298261         140,262
American Funds Growth-Income
 Fund -- Class 2..............    2.35%        28,733     8.158202         234,406
American Funds Growth-Income
 Fund -- Class 2..............    2.40%         3,390     8.293041          28,113
American Funds International
 Fund -- Class 2..............    0.95%         3,437     7.131052          24,506
American Funds International
 Fund -- Class 2..............    1.40%     1,325,545     7.475572       9,909,206
American Funds International
 Fund -- Class 2..............    1.55%       180,063     7.436367       1,339,017
American Funds International
 Fund -- Class 2..............    1.60%       125,690     7.446848         935,998
American Funds International
 Fund -- Class 2..............    1.65%     1,230,667     7.410359       9,119,687
American Funds International
 Fund -- Class 2..............    1.70%        96,597     5.673566         548,049
American Funds International
 Fund -- Class 2..............    1.75%       120,729     7.407801         894,333
American Funds International
 Fund -- Class 2..............    1.80%       112,073     7.374290         826,462

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
American Funds International
 Fund -- Class 2..............    1.85%        42,489   $ 5.654456  $      240,252
American Funds International
 Fund -- Class 2..............    1.90%         3,470     5.651764          19,610
American Funds International
 Fund -- Class 2..............    1.95%         2,105     7.401586          15,579
American Funds International
 Fund -- Class 2..............    2.00%       219,562     7.345951       1,612,894
American Funds International
 Fund -- Class 2..............    2.05%        61,324     5.632726         345,424
American Funds International
 Fund -- Class 2..............    2.15%         5,461     7.341325          40,092
American Funds International
 Fund -- Class 2..............    2.20%        24,151     7.339775         177,264
American Funds International
 Fund -- Class 2..............    2.35%        13,505     7.335159          99,062
American Funds International
 Fund -- Class 2..............    2.40%           307     5.624453           1,725
American Funds New World
 Fund -- Class 2..............    1.40%       246,870     8.820144       2,177,433
American Funds New World
 Fund -- Class 2..............    1.55%        43,068     8.773916         377,873
American Funds New World
 Fund -- Class 2..............    1.60%         8,610     8.786292          75,652
American Funds New World
 Fund -- Class 2..............    1.65%       110,443     8.743221         965,629
American Funds New World
 Fund -- Class 2..............    1.70%        15,755     8.274746         130,372
American Funds New World
 Fund -- Class 2..............    1.75%        42,961     8.740236         375,487
American Funds New World
 Fund -- Class 2..............    1.80%         8,363     8.700681          72,765
American Funds New World
 Fund -- Class 2..............    1.85%        14,738     8.246876         121,545
American Funds New World
 Fund -- Class 2..............    1.90%           693     8.242974           5,715
American Funds New World
 Fund -- Class 2..............    1.95%           372     8.732900           3,252
American Funds New World
 Fund -- Class 2..............    2.00%        52,502     8.667276         455,051
American Funds New World
 Fund -- Class 2..............    2.05%         3,729     8.215216          30,634
American Funds New World
 Fund -- Class 2..............    2.10%           889     8.727404           7,758
American Funds New World
 Fund -- Class 2..............    2.15%           789     8.661820           6,831
American Funds New World
 Fund -- Class 2..............    2.20%           218     8.660002           1,886
American Funds New World
 Fund -- Class 2..............    2.35%           604     8.654552           5,227
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.40%       464,750     7.782819       3,617,062
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.55%        99,559     7.742006         770,789
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.60%        12,183     7.752912          94,450
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.65%       295,785     7.714893       2,281,953
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.70%        32,229     5.721041         184,381
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.75%        42,270     7.712244         325,999
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.80%        33,248     7.677329         255,255
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.85%         9,443     5.701747          53,840
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.90%         9,957     5.699043          56,744
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.95%           402     7.705768           3,094
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.00%        81,919     7.647820         626,500
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.05%        11,238     5.679837          63,833
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.10%           973     7.700921           7,490
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.15%         1,254     7.642999           9,585
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.20%         1,245     7.641400           9,517
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.35%         1,222     7.636591           9,330
American Funds Global Small
 Capitalization Fund --
 Class 2......................    2.40%           644     5.671489           3,653
Franklin Income Securities
 Fund -- Class 2..............    1.40%        89,571     9.243280         827,934
Franklin Income Securities
 Fund -- Class 2..............    1.55%         2,116     9.233984          19,540
Franklin Income Securities
 Fund -- Class 2..............    1.60%         6,186     9.230879          57,104
Franklin Income Securities
 Fund -- Class 2..............    1.65%       110,164     9.227779       1,016,567

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-28 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Franklin Income Securities
 Fund -- Class 2..............    1.70%         7,649   $ 9.224681  $       70,562
Franklin Income Securities
 Fund -- Class 2..............    1.75%       112,372     9.221584       1,036,250
Franklin Income Securities
 Fund -- Class 2..............    1.80%        17,673     9.218491         162,915
Franklin Income Securities
 Fund -- Class 2..............    1.85%         8,815     9.215392          81,238
Franklin Income Securities
 Fund -- Class 2..............    1.90%         4,470     9.212300          41,176
Franklin Income Securities
 Fund -- Class 2..............    1.95%         1,249     9.213857          11,506
Franklin Income Securities
 Fund -- Class 2..............    2.00%       202,090     9.206127       1,860,468
Franklin Income Securities
 Fund -- Class 2..............    2.05%        42,829     9.203027         394,160
Franklin Income Securities
 Fund -- Class 2..............    2.10%         6,764     9.208076          62,288
Franklin Income Securities
 Fund -- Class 2..............    2.15%        13,446     9.200337         123,706
Franklin Income Securities
 Fund -- Class 2..............    2.20%         1,640     9.198415          15,088
Franklin Income Securities
 Fund -- Class 2..............    2.25%         5,406     9.195329          49,706
Franklin Income Securities
 Fund -- Class 2..............    2.35%         3,342     9.192635          30,724
Franklin Income Securities
 Fund -- Class 2..............    2.40%         2,347     9.189550          21,571
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    0.95%           219     8.312007           1,823
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.40%         7,044     8.286886          58,376
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.55%         4,442     8.278535          36,771
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.60%           220     8.275755           1,822
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.65%         3,900     8.272973          32,265
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.70%         1,130     8.270194           9,345
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.75%        17,285     8.267405         142,902
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.80%           207     8.264633           1,715
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.85%         1,816     8.261843          15,002
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.90%           220     8.259075           1,821
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    1.95%           357     8.260469           2,948
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.00%        15,263     8.253519         125,974
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.05%        11,873     8.250754          97,962
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.10%           180     8.255270           1,483
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.15%           454     8.248328           3,741
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.20%           435     8.246592           3,585
Franklin Large Cap Growth
 Securities Fund --
 Class 2......................    2.35%         3,381     8.241398          27,865
Franklin Real Estate Fund --
 Class 2......................    1.40%       192,809    12.284965       2,368,652
Franklin Real Estate Fund --
 Class 2......................    1.55%        39,506    12.220602         482,792
Franklin Real Estate Fund --
 Class 2......................    1.60%        22,519    12.237857         275,583
Franklin Real Estate Fund --
 Class 2......................    1.65%       104,164    12.177871       1,268,494
Franklin Real Estate Fund --
 Class 2......................    1.70%        32,528    11.151890         362,753
Franklin Real Estate Fund --
 Class 2......................    1.75%         9,866    12.173747         120,106
Franklin Real Estate Fund --
 Class 2......................    1.80%        13,406    12.118681         162,468
Franklin Real Estate Fund --
 Class 2......................    1.85%        24,882    11.114370         276,550
Franklin Real Estate Fund --
 Class 2......................    1.95%           166    12.163541           2,021
Franklin Real Estate Fund --
 Class 2......................    2.00%        10,268    12.072202         123,961
Franklin Real Estate Fund --
 Class 2......................    2.35%           449    12.054495           5,415
Franklin Small Cap Fund --
 Class 2......................    0.95%         1,139     7.906886           9,005
Franklin Small Cap Fund --
 Class 2......................    1.40%       843,729     8.228175       6,942,352
Franklin Small Cap Fund --
 Class 2......................    1.55%       120,558     8.185017         986,772
Franklin Small Cap Fund --
 Class 2......................    1.60%        21,979     8.196540         180,155
Franklin Small Cap Fund --
 Class 2......................    1.65%       423,951     8.156354       3,457,894

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Franklin Small Cap Fund --
 Class 2......................    1.70%       129,163   $ 4.740866  $      612,344
Franklin Small Cap Fund --
 Class 2......................    1.75%        91,303     8.153552         744,447
Franklin Small Cap Fund --
 Class 2......................    1.80%        66,999     8.116638         543,807
Franklin Small Cap Fund --
 Class 2......................    1.85%        57,309     4.724881         270,779
Franklin Small Cap Fund --
 Class 2......................    1.90%         2,284     4.722638          10,787
Franklin Small Cap Fund --
 Class 2......................    1.95%         2,109     8.146707          17,178
Franklin Small Cap Fund --
 Class 2......................    2.00%        84,672     8.085447         684,612
Franklin Small Cap Fund --
 Class 2......................    2.05%        92,930     4.706716         437,394
Franklin Small Cap Fund --
 Class 2......................    2.10%         2,510     8.141576          20,435
Franklin Small Cap Fund --
 Class 2......................    2.15%         1,327     8.080351          10,725
Franklin Small Cap Fund --
 Class 2......................    2.20%         6,335     8.078658          51,176
Franklin Small Cap Fund --
 Class 2......................    2.25%         3,548     4.702766          16,683
Franklin Small Cap Fund --
 Class 2......................    2.35%         5,259     8.073574          42,458
Franklin Strategic Income
 Securities Fund --
 Class 1......................    0.95%         2,280    11.624901          26,501
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.40%       336,373    11.263607       3,788,777
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.55%        93,150    11.204600       1,043,713
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.60%        19,340    11.220417         216,999
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.65%       272,815    11.165455       3,046,099
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.70%        36,459    10.747774         391,849
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.75%        73,948    11.161637         825,383
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.80%         4,578    11.111155          50,867
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.85%        32,947    10.711632         352,919
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.90%         5,596    10.706570          59,917
Franklin Strategic Income
 Securities Fund --
 Class 1......................    1.95%           792    11.152288           8,835
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.00%       139,151    11.068565       1,540,206
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.05%        26,963    10.670572         287,714
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.10%         9,041    11.145287         100,761
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.15%         4,452    11.061606          49,243
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.20%         9,368    11.059294         103,608
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.35%         3,498    11.052347          38,657
Franklin Strategic Income
 Securities Fund --
 Class 1......................    2.40%           351    10.654942           3,736
Franklin Technology Securities
 Fund -- Class 2..............    1.40%       227,883     2.203764         502,199
Franklin Technology Securities
 Fund -- Class 2..............    1.55%        32,117     2.196037          70,529
Franklin Technology Securities
 Fund -- Class 2..............    1.60%        53,382     2.195292         117,189
Franklin Technology Securities
 Fund -- Class 2..............    1.65%        58,104     2.190899         127,299
Franklin Technology Securities
 Fund -- Class 2..............    1.70%        28,280     2.434403          68,844
Franklin Technology Securities
 Fund -- Class 2..............    1.75%        61,686     2.187577         134,942
Franklin Technology Securities
 Fund -- Class 2..............    1.80%        15,909     2.183213          34,733
Franklin Technology Securities
 Fund -- Class 2..............    1.85%        38,125     2.426183          92,499
Franklin Technology Securities
 Fund -- Class 2..............    1.90%           285     2.425042             690
Franklin Technology Securities
 Fund -- Class 2..............    1.95%         1,262     2.185745           2,759
Franklin Technology Securities
 Fund -- Class 2..............    2.00%       110,914     2.174803         241,216
Franklin Technology Securities
 Fund -- Class 2..............    2.05%        23,288     2.416839          56,284
Franklin Technology Securities
 Fund -- Class 2..............    2.10%         2,690     2.184375           5,875
Franklin Technology Securities
 Fund -- Class 2..............    2.15%         2,399     2.173438           5,216
Franklin Technology Securities
 Fund -- Class 2..............    2.35%         1,546     2.171610           3,357

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-30 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    0.95%         7,555   $11.243085  $       84,947
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.40%     1,270,554    10.041893      12,758,768
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.55%       185,148     9.989276       1,849,498
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.60%       163,571    10.003365       1,636,257
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.65%       824,676     9.954350       8,209,116
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.70%       298,093     9.570809       2,852,994
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.75%       362,587     9.950942       3,608,083
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.80%        95,024     9.905924         941,300
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.85%       102,871     9.538628         981,252
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.90%        18,109     9.534087         172,651
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    1.95%        10,728     9.942595         106,668
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.00%       369,620     9.867919       3,647,384
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.05%       136,210     9.502021       1,294,275
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.10%         2,157     9.936343          21,433
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.15%        12,025     9.861714         118,590
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.20%        21,352     9.859642         210,520
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.25%        12,465     9.494053         118,341
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.35%         8,013     9.853443          78,960
Franklin Mutual Shares
 Securities Fund --
 Class 2......................    2.40%         1,086     9.488086          10,303
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.40%        90,575     6.913177         626,163
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.55%        14,748     6.876901         101,420
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.60%        16,669     6.886629         114,796
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.65%        37,042     6.852845         253,841
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.70%         4,238     8.267970          35,036
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.75%        18,749     6.850498         128,438
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.80%         1,687     6.819463          11,507
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.85%         1,334     8.240120          10,992
Templeton Developing Markets
 Securities Fund --
 Class 1......................    1.90%            68     8.236208             558
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.00%        19,047     6.793273         129,391
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.05%         1,841     8.208465          15,114
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.10%             9     6.840430              63
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.15%           301     6.789000           2,043
Templeton Developing Markets
 Securities Fund --
 Class 1......................    2.35%           501     6.783293           3,402
Templeton Foreign Securities
 Fund -- Class 2..............    0.95%            68     7.362715             498
Templeton Foreign Securities
 Fund -- Class 2..............    1.40%       416,149     7.018636       2,920,800
Templeton Foreign Securities
 Fund -- Class 2..............    1.55%        65,508     6.981838         457,369
Templeton Foreign Securities
 Fund -- Class 2..............    1.60%        12,372     6.991679          86,500
Templeton Foreign Securities
 Fund -- Class 2..............    1.65%       528,408     6.957406       3,676,348
Templeton Foreign Securities
 Fund -- Class 2..............    1.70%        78,403     6.677595         523,540
Templeton Foreign Securities
 Fund -- Class 2..............    1.75%        71,159     6.955013         494,913
Templeton Foreign Securities
 Fund -- Class 2..............    1.80%        47,034     6.923536         325,638
Templeton Foreign Securities
 Fund -- Class 2..............    1.85%        24,107     6.655112         160,434
Templeton Foreign Securities
 Fund -- Class 2..............    1.90%         3,117     6.651945          20,736
Templeton Foreign Securities
 Fund -- Class 2..............    2.00%        75,716     6.896937         522,212
Templeton Foreign Securities
 Fund -- Class 2..............    2.05%        22,668     6.629542         150,277
Templeton Foreign Securities
 Fund -- Class 2..............    2.10%             4     6.944795              31
Templeton Foreign Securities
 Fund -- Class 2..............    2.15%         6,776     6.892592          46,702

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Templeton Foreign Securities
 Fund -- Class 2..............    2.20%         3,704   $ 6.891149  $       25,527
Templeton Foreign Securities
 Fund -- Class 2..............    2.35%           820     6.886804           5,644
Templeton Global Asset
 Allocation Fund Class -- 2...    0.95%         2,583     9.373724          24,209
Templeton Global Asset
 Allocation Fund Class -- 2...    1.40%       130,097     8.976855       1,167,866
Templeton Global Asset
 Allocation Fund Class -- 2...    1.55%        46,993     8.929800         419,637
Templeton Global Asset
 Allocation Fund Class -- 2...    1.60%        14,870     8.942400         132,971
Templeton Global Asset
 Allocation Fund Class -- 2...    1.65%        78,477     8.898565         698,334
Templeton Global Asset
 Allocation Fund Class -- 2...    1.70%         6,171     8.419579          51,955
Templeton Global Asset
 Allocation Fund Class -- 2...    1.75%         2,314     8.895528          20,582
Templeton Global Asset
 Allocation Fund Class -- 2...    1.80%         4,783     8.855274          42,356
Templeton Global Asset
 Allocation Fund Class -- 2...    1.85%         4,408     8.391233          36,986
Templeton Global Asset
 Allocation Fund Class -- 2...    2.00%         3,069     8.821303          27,077
Templeton Growth Securities
 Fund -- Class 2..............    1.40%       375,559     8.311222       3,121,354
Templeton Growth Securities
 Fund -- Class 2..............    1.55%        73,920     8.267664         611,149
Templeton Growth Securities
 Fund -- Class 2..............    1.60%        20,504     8.279321         169,756
Templeton Growth Securities
 Fund -- Class 2..............    1.65%       258,868     8.238741       2,132,745
Templeton Growth Securities
 Fund -- Class 2..............    1.70%        37,922     8.153328         309,189
Templeton Growth Securities
 Fund -- Class 2..............    1.75%        93,099     8.235920         766,754
Templeton Growth Securities
 Fund -- Class 2..............    1.80%        40,180     8.198665         329,422
Templeton Growth Securities
 Fund -- Class 2..............    1.85%        51,722     8.125888         420,285
Templeton Growth Securities
 Fund -- Class 2..............    1.90%         4,358     8.122026          35,395
Templeton Growth Securities
 Fund -- Class 2..............    1.95%         1,776     8.229003          14,612
Templeton Growth Securities
 Fund -- Class 2..............    2.00%        97,686     8.167186         797,821
Templeton Growth Securities
 Fund -- Class 2..............    2.05%        21,453     8.094685         173,659
Templeton Growth Securities
 Fund -- Class 2..............    2.10%           100     8.223821             825
Templeton Growth Securities
 Fund -- Class 2..............    2.15%         2,326     8.162040          18,988
Templeton Growth Securities
 Fund -- Class 2..............    2.20%        17,590     8.160324         143,538
Templeton Growth Securities
 Fund -- Class 2..............    2.25%           412     8.087881           3,333
Templeton Growth Securities
 Fund -- Class 2..............    2.35%         4,136     8.155183          33,733
Hartford Advisers HLS Fund --
 Class IB.....................    1.40%     7,685,942     0.939556       7,221,373
Hartford Advisers HLS Fund --
 Class IB.....................    1.55%       313,815     0.935301         293,512
Hartford Advisers HLS Fund --
 Class IB.....................    1.60%        22,850     0.935950          21,387
Hartford Advisers HLS Fund --
 Class IB.....................    1.70%    11,492,950     0.804355       9,244,412
Hartford Advisers HLS Fund --
 Class IB.....................    1.75%        39,003     0.931708          36,339
Hartford Advisers HLS Fund --
 Class IB.....................    1.85%       768,688     0.802333         616,744
Hartford Advisers HLS Fund --
 Class IB.....................    1.90%        24,027     0.931124          22,372
Hartford Advisers HLS Fund --
 Class IB.....................    1.90%     2,391,977     0.801671       1,917,579
Hartford Advisers HLS Fund --
 Class IB.....................    2.05%     4,151,193     0.799657       3,319,531
Hartford Advisers HLS Fund --
 Class IB.....................    2.20%       363,049     0.799151         290,131
Hartford Advisers HLS Fund --
 Class IB.....................    2.25%       220,858     0.798992         176,462
Hartford Advisers HLS Fund --
 Class IB.....................    2.40%         8,294     0.798483           6,623
Hartford Bond HLS Fund --
 Class IB.....................    1.40%     1,492,806     1.292850       1,929,974
Hartford Bond HLS Fund --
 Class IB.....................    1.55%        86,037     1.286988         110,729
Hartford Bond HLS Fund --
 Class IB.....................    1.60%        11,584     1.287883          14,919
Hartford Bond HLS Fund --
 Class IB.....................    1.70%    13,202,744     1.122647      14,822,021
Hartford Bond HLS Fund --
 Class IB.....................    1.75%        39,678     1.282062          50,870

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-32 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Hartford Bond HLS Fund --
 Class IB.....................    1.85%     1,076,971   $ 1.119851  $    1,206,047
Hartford Bond HLS Fund --
 Class IB.....................    1.90%        27,727     1.281254          35,525
Hartford Bond HLS Fund --
 Class IB.....................    1.90%     1,956,730     1.118905       2,189,395
Hartford Bond HLS Fund --
 Class IB.....................    2.05%     8,135,970     1.116116       9,080,686
Hartford Bond HLS Fund --
 Class IB.....................    2.20%       365,852     1.115419         408,078
Hartford Bond HLS Fund --
 Class IB.....................    2.25%       507,469     1.115182         565,920
Hartford Bond HLS Fund --
 Class IB.....................    2.40%       166,880     1.114483         185,985
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.40%     6,345,013     1.099491       6,976,285
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.55%       421,417     1.094511         461,246
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.60%        40,805     1.095278          44,693
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.70%    12,163,628     0.693424       8,434,552
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.75%        28,665     1.090320          31,255
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.85%       890,041     0.691686         615,629
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.90%        18,987     1.089638          20,689
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.90%     1,783,040     0.691114       1,232,284
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    2.05%     4,646,415     0.689386       3,203,173
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    2.20%       180,511     0.688953         124,364
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    2.25%       269,062     0.688808         185,331
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    2.40%       152,261     0.688373         104,812
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    1.40%     2,073,201     0.927337       1,922,556
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    1.55%        63,169     0.923106          58,312
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    1.60%        42,043     0.923780          38,839
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    1.70%     6,666,660     0.795592       5,303,941
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    1.85%       427,537     0.793605         339,295
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    1.90%     1,073,610     0.792941         851,310
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    2.05%     4,231,951     0.790955       3,347,283
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    2.20%       223,183     0.790456         176,416
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    2.25%       290,237     0.790289         229,371
Hartford Dividend and Growth
 HLS Fund -- Class IB.........    2.40%       548,354     0.789791         433,085
Hartford Focus HLS Fund --
 Class IB.....................    1.40%           755     0.762917             576
Hartford Global Advisers HLS
 Fund -- Class IB.............    1.40%       203,341     1.364277         277,413
Hartford Global Advisers HLS
 Fund -- Class IB.............    1.55%        11,689     1.358095          15,874
Hartford Global Communications
 HLS Fund -- Class IB.........    1.40%           993     0.492758             489
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................    1.40%        51,683     0.758027          39,177
Hartford Global Health HLS
 Fund -- Class -- IB..........    1.40%       441,415     1.203047         531,044
Hartford Global Health HLS
 Fund -- Class -- IB..........    1.55%        73,402     1.198238          87,953
Hartford Global Health HLS
 Fund -- Class -- IB..........    1.60%         3,192     1.198431           3,826
Hartford Global Leaders HLS
 Fund -- Class IB.............    1.40%     1,309,655     1.161281       1,520,877
Hartford Global Leaders HLS
 Fund -- Class IB.............    1.55%       120,586     1.156023         139,401
Hartford Global Leaders HLS
 Fund -- Class IB.............    1.60%           954     1.156831           1,103
Hartford Global Technology HLS
 Fund -- Class -- IB..........    1.40%     1,164,451     0.284643         331,453
Hartford Global Technology HLS
 Fund -- Class -- IB..........    1.55%        27,164     0.283496           7,700
Hartford Global Technology HLS
 Fund -- Class -- IB..........    1.60%         6,393     0.283547           1,813
Hartford Growth and Income HLS
 Fund -- Class IB.............    1.40%       728,305     0.886037         645,305
Hartford Growth and Income HLS
 Fund -- Class IB.............    1.55%        66,247     0.882013          58,431
Hartford Growth Opportunities
 HLS Fund -- Class IB.........    1.40%         9,680     0.766231           7,417
Hartford High Yield HLS
 Fund -- Class IB.............    1.40%       302,201     0.985301         297,759

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Hartford High Yield HLS
 Fund -- Class IB.............    1.55%        12,284   $ 0.980818  $       12,048
Hartford Index HLS Fund --
 Class IB.....................    1.40%       312,278     3.289057       1,027,100
Hartford Index HLS Fund --
 Class IB.....................    1.55%        20,634     3.274129          67,559
Hartford Index HLS Fund --
 Class IB.....................    1.60%         1,594     3.276427           5,224
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................    1.40%           509     0.694417             353
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    1.40%     1,113,859     0.711036         791,994
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    1.55%        60,357     0.707809          42,721
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    1.70%       801,140     0.694018         556,006
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    1.85%        48,971     0.692261          33,901
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    1.90%       271,691     0.691690         187,926
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    2.05%     1,116,835     0.689955         770,566
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    2.20%        48,839     0.689515          33,675
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    2.25%        84,001     0.689373          57,908
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    2.40%        13,197     0.688939           9,092
Hartford MidCap HLS Fund --
 Class IB.....................    1.40%     1,768,122     2.031603       3,592,123
Hartford MidCap HLS Fund --
 Class IB.....................    1.55%       151,382     2.022393         306,155
Hartford MidCap Value HLS
 Fund -- Class IB.............    1.40%       173,855     0.846730         147,209
Hartford MidCap Value HLS
 Fund -- Class IB.............    1.55%        90,906     0.844609          76,780
Hartford Money Market HLS
 Fund -- Class IA.............    0.95%       137,967     1.097024         151,354
Hartford Money Market HLS
 Fund -- Class IA.............    1.40%    15,350,806     1.091942      16,762,190
Hartford Money Market HLS
 Fund -- Class IA.............    1.55%     1,497,291     1.086220       1,626,387
Hartford Money Market HLS
 Fund -- Class IA.............    1.60%     1,834,527     1.087758       1,995,521
Hartford Money Market HLS
 Fund -- Class IA.............    1.65%    63,098,352     1.082418      68,298,792
Hartford Money Market HLS
 Fund -- Class IA.............    1.70%     4,525,618     1.030037       4,661,555
Hartford Money Market HLS
 Fund -- Class IA.............    1.75%     2,641,740     1.082052       2,858,501
Hartford Money Market HLS
 Fund -- Class IA.............    1.80%     2,217,456     1.077145       2,388,522
Hartford Money Market HLS
 Fund -- Class IA.............    1.85%     3,043,978     1.026574       3,124,869
Hartford Money Market HLS
 Fund -- Class IA.............    1.90%     1,002,878     1.026094       1,029,047
Hartford Money Market HLS
 Fund -- Class IA.............    1.95%        70,142     1.081146          75,833
Hartford Money Market HLS
 Fund -- Class IA.............    2.00%     4,565,450     1.073024       4,898,837
Hartford Money Market HLS
 Fund -- Class IA.............    2.05%       463,274     1.022627         473,757
Hartford Money Market HLS
 Fund -- Class IA.............    2.10%       484,857     1.080465         523,871
Hartford Money Market HLS
 Fund -- Class IA.............    2.15%       317,772     1.072351         340,763
Hartford Money Market HLS
 Fund -- Class IA.............    2.20%        52,014     1.072130          55,766
Hartford Money Market HLS
 Fund -- Class IA.............    2.35%         2,074     1.071454           2,222
Hartford Money Market HLS
 Fund -- Class IB.............    1.40%     1,061,127     1.132146       1,201,350
Hartford Money Market HLS
 Fund -- Class IB.............    1.55%        53,627     1.127000          60,437
Hartford Money Market HLS
 Fund -- Class IB.............    1.60%        48,953     1.127809          55,210
Hartford Money Market HLS
 Fund -- Class IB.............    1.70%     7,206,253     1.003083       7,228,469
Hartford Money Market HLS
 Fund -- Class IB.............    1.85%       219,429     1.000590         219,558
Hartford Money Market HLS
 Fund -- Class IB.............    1.90%     1,235,628     0.999726       1,235,289
Hartford Money Market HLS
 Fund -- Class IB.............    2.05%     3,023,115     0.997231       3,014,744
Hartford Money Market HLS
 Fund -- Class IB.............    2.20%        13,715     0.996602          13,668
Hartford Money Market HLS
 Fund -- Class IB.............    2.25%        30,091     0.996392          29,982
Hartford Money Market HLS
 Fund -- Class IB.............    2.40%        95,941     0.995768          95,535
Hartford Mortgage Securities
 HLS Fund -- Class IB.........    1.40%       249,482     2.708749         675,785

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-34 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Hartford Mortgage Securities
 HLS Fund -- Class IB.........    1.55%        24,396   $ 2.696501  $       65,783
Hartford Small Company HLS
 Fund -- Class IB.............    1.40%     1,253,820     0.784994         984,241
Hartford Small Company HLS
 Fund -- Class IB.............    1.55%       166,265     0.781416         129,922
Hartford Small Company HLS
 Fund -- Class IB.............    1.70%     1,299,179     0.642393         834,583
Hartford Small Company HLS
 Fund -- Class IB.............    1.85%        70,298     0.640780          45,046
Hartford Small Company HLS
 Fund -- Class IB.............    1.90%       339,377     0.640247         217,285
Hartford Small Company HLS
 Fund -- Class IB.............    2.05%       721,779     0.638643         460,959
Hartford Small Company HLS
 Fund -- Class IB.............    2.20%        52,624     0.638242          33,587
Hartford Small Company HLS
 Fund -- Class IB.............    2.25%        33,585     0.638105          21,432
Hartford Small Company HLS
 Fund -- Class IB.............    2.40%        65,170     0.637706          41,559
Hartford SmallCap Growth HLS
 Fund -- Class IB.............    1.40%        11,364     0.730884           8,306
Hartford Stock HLS Fund --
 Class IB.....................    1.40%     6,416,206     0.791128       5,076,040
Hartford Stock HLS Fund --
 Class IB.....................    1.55%       445,304     0.787524         350,688
Hartford Stock HLS Fund --
 Class IB.....................    1.70%     3,890,794     0.665377       2,588,845
Hartford Stock HLS Fund --
 Class IB.....................    1.85%       131,705     0.663715          87,414
Hartford Stock HLS Fund --
 Class IB.....................    1.90%        21,878     0.784010          17,153
Hartford Stock HLS Fund --
 Class IB.....................    1.90%     1,143,571     0.663156         758,366
Hartford Stock HLS Fund --
 Class IB.....................    2.05%     1,986,909     0.661500       1,314,340
Hartford Stock HLS Fund --
 Class IB.....................    2.20%        88,120     0.661086          58,255
Hartford Stock HLS Fund --
 Class IB.....................    2.25%       167,801     0.660949         110,909
Hartford Stock HLS Fund --
 Class IB.....................    2.40%        10,000     0.660530           6,605
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................    1.40%       775,536     1.069762         829,639
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................    1.55%        12,468     1.068674          13,325
Hartford Value HLS Fund --
 Class IB.....................    1.40%         9,725     0.759629           7,387
Hartford Value HLS Fund --
 Class IB.....................    1.55%        28,363     0.757726          21,491
Hartford Value HLS Fund --
 Class IB.....................    1.60%         3,473     0.757103           2,630
Hartford Value Opportunities
 HLS Fund -- Class IB.........    1.40%         9,283     0.795107           7,381
Huntington Income Equity
 Fund.........................    1.85%            45    10.173480             460
Huntington Income Equity
 Fund.........................    2.05%         1,638    10.167737          16,650
Huntington Income Equity
 Fund.........................    2.20%            95    10.163435             962
Huntington VA Dividend Capture
 Fund.........................    1.70%           245    10.222816           2,509
Huntington VA Dividend Capture
 Fund.........................    1.85%            57    10.218498             583
Huntington VA Dividend Capture
 Fund.........................    2.05%           970    10.212734           9,905
Huntington VA Dividend Capture
 Fund.........................    2.20%           140    10.208413           1,432
Huntington VA Growth Fund.....    1.70%           236    10.266306           2,424
Huntington VA Growth Fund.....    1.85%            44    10.261963             448
Huntington VA Growth Fund.....    2.05%            26    10.256182             267
Huntington VA Growth Fund.....    2.20%            68    10.251839             693
Huntington VA Mid Corp America
 Fund.........................    1.70%           243    10.140318           2,462
Huntington VA Mid Corp America
 Fund.........................    1.85%            57    10.136032             576
Huntington VA Mid Corp America
 Fund.........................    2.05%         1,098    10.130313          11,127
Huntington VA Mid Corp America
 Fund.........................    2.20%           121    10.126027           1,224
Huntington VA New Economy
 Fund.........................    1.85%            46     9.990391             456
Huntington VA New Economy
 Fund.........................    2.05%            27     9.984752             269
Huntington VA New Economy
 Fund.........................    2.20%           107     9.980527           1,064
Huntington VA Rotating Index
 Fund.........................    1.70%           235    10.348845           2,432
Huntington VA Rotating Index
 Fund.........................    1.85%            44    10.344468             454

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Huntington VA Rotating Index
 Fund.........................    2.05%           822   $10.338635  $        8,496
Huntington VA Rotating Index
 Fund.........................    2.20%           102    10.334263           1,059
MFS Capital Opportunities
 Series -- Class INIT.........    0.95%           234     6.510383           1,527
MFS Capital Opportunities
 Series -- Class INIT.........    1.10%            55     6.479023             357
MFS Capital Opportunities
 Series -- Class INIT.........    1.40%       824,404     6.072506       5,006,199
MFS Capital Opportunities
 Series -- Class INIT.........    1.55%       166,196     6.040645       1,003,931
MFS Capital Opportunities
 Series -- Class INIT.........    1.60%        39,104     6.049162         236,545
MFS Capital Opportunities
 Series -- Class INIT.........    1.65%       371,794     6.019499       2,238,016
MFS Capital Opportunities
 Series -- Class INIT.........    1.70%       126,658     4.566382         578,368
MFS Capital Opportunities
 Series -- Class INIT.........    1.75%        34,037     6.017426         204,813
MFS Capital Opportunities
 Series -- Class INIT.........    1.80%        38,475     5.990192         230,471
MFS Capital Opportunities
 Series -- Class INIT.........    1.85%        82,360     4.550976         374,818
MFS Capital Opportunities
 Series -- Class INIT.........    1.90%            73     4.548832             334
MFS Capital Opportunities
 Series -- Class INIT.........    2.00%        39,651     5.967162         236,605
MFS Capital Opportunities
 Series -- Class INIT.........    2.05%        10,170     4.533489          46,107
MFS Capital Opportunities
 Series -- Class INIT.........    2.15%         1,792     5.963408          10,688
MFS Capital Opportunities
 Series -- Class INIT.........    2.20%         9,662     5.962151          57,608
MFS Capital Opportunities
 Series -- Class INIT.........    2.35%         3,485     5.958392          20,767
MFS Emerging Growth Series --
 Class INIT...................    1.40%       990,877     5.237359       5,189,580
MFS Emerging Growth Series --
 Class INIT...................    1.55%       142,660     5.209879         743,241
MFS Emerging Growth Series --
 Class INIT...................    1.60%        19,897     5.217218         103,805
MFS Emerging Growth Series --
 Class INIT...................    1.65%       594,839     5.191633       3,088,185
MFS Emerging Growth Series --
 Class INIT...................    1.70%        30,221     3.465360         104,727
MFS Emerging Growth Series --
 Class INIT...................    1.75%        45,310     5.189850         235,152
MFS Emerging Growth Series --
 Class INIT...................    1.80%        80,903     5.166356         417,974
MFS Emerging Growth Series --
 Class INIT...................    1.85%        31,512     3.453669         108,832
MFS Emerging Growth Series --
 Class INIT...................    1.90%           227     3.452033             784
MFS Emerging Growth Series --
 Class INIT...................    1.95%         2,238     5.185489          11,604
MFS Emerging Growth Series --
 Class INIT...................    2.00%        33,201     5.146491         170,866
MFS Emerging Growth Series --
 Class INIT...................    2.05%         6,603     3.440385          22,716
MFS Emerging Growth Series --
 Class INIT...................    2.10%         1,411     5.182224           7,314
MFS Emerging Growth Series --
 Class INIT...................    2.15%         2,035     5.143243          10,468
MFS Emerging Growth Series --
 Class INIT...................    2.35%           651     5.138924           3,345
MFS Emerging Growth Series --
 Class INIT...................    2.40%         1,046     3.435336           3,594
MFS Global Equity Series --
 Class INIT...................    1.40%        78,489     8.199128         643,542
MFS Global Equity Series --
 Class INIT...................    1.55%        14,602     8.156149         119,098
MFS Global Equity Series --
 Class INIT...................    1.60%         2,397     8.167637          19,575
MFS Global Equity Series --
 Class INIT...................    1.65%        53,642     8.127624         435,985
MFS Global Equity Series --
 Class INIT...................    1.70%         3,983     7.375709          29,381
MFS Global Equity Series --
 Class INIT...................    1.75%         6,516     8.124838          52,944
MFS Global Equity Series --
 Class INIT...................    1.80%         6,049     8.088091          48,926
MFS Global Equity Series --
 Class INIT...................    1.85%         1,138     7.350881           8,364
MFS Global Equity Series --
 Class INIT...................    1.90%         1,481     7.347388          10,884
MFS Global Equity Series --
 Class INIT...................    2.00%        25,572     8.057038         206,031
MFS Global Equity Series --
 Class INIT...................    2.05%         1,215     7.322660           8,899
MFS Global Equity Series --
 Class INIT...................    2.35%           424     8.045196           3,414

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-36 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
MFS High Income Series --
 Class INIT...................    0.95%         1,675   $ 9.739361  $       16,310
MFS High Income Series --
 Class INIT...................    1.40%       381,922     9.417710       3,596,835
MFS High Income Series --
 Class INIT...................    1.55%        92,234     9.368379         864,080
MFS High Income Series --
 Class INIT...................    1.60%        20,418     9.381609         191,556
MFS High Income Series --
 Class INIT...................    1.65%       503,589     9.335624       4,701,322
MFS High Income Series --
 Class INIT...................    1.70%        50,167     9.452474         474,203
MFS High Income Series --
 Class INIT...................    1.75%        64,096     9.332457         598,177
MFS High Income Series --
 Class INIT...................    1.80%        31,360     9.290251         291,339
MFS High Income Series --
 Class INIT...................    1.85%        30,106     9.420671         283,619
MFS High Income Series --
 Class INIT...................    1.90%         3,934     9.416239          37,040
MFS High Income Series --
 Class INIT...................    1.95%           615     9.324633           5,738
MFS High Income Series --
 Class INIT...................    2.00%       106,003     9.254626         981,020
MFS High Income Series --
 Class INIT...................    2.05%        18,380     9.384540         172,492
MFS High Income Series --
 Class INIT...................    2.10%         1,535     9.318773          14,307
MFS High Income Series --
 Class INIT...................    2.15%         1,085     9.248819          10,031
MFS High Income Series --
 Class INIT...................    2.20%         8,342     9.246875          77,135
MFS High Income Series --
 Class INIT...................    2.35%         4,821     9.241069          44,548
MFS Investors Growth Stock
 Series -- Class INIT.........    1.10%            58     6.223959             362
MFS Investors Growth Stock
 Series -- Class INIT.........    1.40%       998,538     5.943046       5,934,359
MFS Investors Growth Stock
 Series -- Class INIT.........    1.55%       160,963     5.911882         951,595
MFS Investors Growth Stock
 Series -- Class INIT.........    1.60%        43,680     5.920213         258,593
MFS Investors Growth Stock
 Series -- Class INIT.........    1.65%       533,810     5.891193       3,144,777
MFS Investors Growth Stock
 Series -- Class INIT.........    1.70%       124,309     4.631717         575,762
MFS Investors Growth Stock
 Series -- Class INIT.........    1.75%        59,482     5.889163         350,298
MFS Investors Growth Stock
 Series -- Class INIT.........    1.80%        49,173     5.862511         288,277
MFS Investors Growth Stock
 Series -- Class INIT.........    1.85%        68,015     4.616109         313,963
MFS Investors Growth Stock
 Series -- Class INIT.........    1.90%         1,352     4.613930           6,240
MFS Investors Growth Stock
 Series -- Class INIT.........    1.95%           231     5.884218           1,361
MFS Investors Growth Stock
 Series -- Class INIT.........    2.00%        82,033     5.839981         479,073
MFS Investors Growth Stock
 Series -- Class INIT.........    2.05%        70,026     4.598379         322,007
MFS Investors Growth Stock
 Series -- Class INIT.........    2.15%         5,878     5.836303          34,306
MFS Investors Growth Stock
 Series -- Class INIT.........    2.20%         4,117     5.835078          24,022
MFS Investors Growth Stock
 Series -- Class INIT.........    2.35%         4,500     5.831401          26,242
MFS Investors Trust Series --
 Class INIT...................    1.40%       920,811     6.336303       5,834,537
MFS Investors Trust Series --
 Class INIT...................    1.55%       152,643     6.303074         962,122
MFS Investors Trust Series --
 Class INIT...................    1.60%        46,694     6.311975         294,728
MFS Investors Trust Series --
 Class INIT...................    1.65%       401,605     6.281038       2,522,493
MFS Investors Trust Series --
 Class INIT...................    1.70%        83,905     6.224802         522,289
MFS Investors Trust Series --
 Class INIT...................    1.75%        81,167     6.278868         509,636
MFS Investors Trust Series --
 Class INIT...................    1.80%        56,582     6.250457         353,664
MFS Investors Trust Series --
 Class INIT...................    1.85%        35,174     6.203829         218,215
MFS Investors Trust Series --
 Class INIT...................    1.90%         3,934     6.200898          24,391
MFS Investors Trust Series --
 Class INIT...................    1.95%         1,626     6.273591          10,198
MFS Investors Trust Series --
 Class INIT...................    2.00%       117,153     6.226453         729,448
MFS Investors Trust Series --
 Class INIT...................    2.05%        38,970     6.180004         240,834
MFS Investors Trust Series --
 Class INIT...................    2.15%         3,645     6.222536          22,679
MFS Investors Trust Series --
 Class INIT...................    2.20%         2,930     6.221228          18,230

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
MFS Investors Trust Series --
 Class INIT...................    2.35%         3,674   $ 6.217311  $       22,843
MFS Mid Cap Growth --
 Class INIT...................    0.95%           466     3.923564           1,827
MFS Mid Cap Growth --
 Class INIT...................    1.40%       705,200     3.882509       2,737,944
MFS Mid Cap Growth --
 Class INIT...................    1.55%        42,876     3.868931         165,886
MFS Mid Cap Growth --
 Class INIT...................    1.60%        68,150     3.867582         263,575
MFS Mid Cap Growth --
 Class INIT...................    1.65%       380,778     3.859888       1,469,760
MFS Mid Cap Growth --
 Class INIT...................    1.70%        86,054     4.168984         358,756
MFS Mid Cap Growth --
 Class INIT...................    1.75%       177,338     3.854045         683,469
MFS Mid Cap Growth --
 Class INIT...................    1.80%        46,563     3.846376         179,100
MFS Mid Cap Growth --
 Class INIT...................    1.85%        69,992     4.154916         290,811
MFS Mid Cap Growth --
 Class INIT...................    1.90%           727     4.152939           3,021
MFS Mid Cap Growth --
 Class INIT...................    1.95%         1,488     3.850811           5,729
MFS Mid Cap Growth --
 Class INIT...................    2.00%       142,048     3.831584         544,269
MFS Mid Cap Growth --
 Class INIT...................    2.05%        58,615     4.138937         242,605
MFS Mid Cap Growth --
 Class INIT...................    2.10%         4,251     3.848382          16,360
MFS Mid Cap Growth --
 Class INIT...................    2.15%         3,348     3.829180          12,820
MFS Mid Cap Growth --
 Class INIT...................    2.20%        14,599     3.828372          55,889
MFS Mid Cap Growth --
 Class INIT...................    2.35%        13,762     3.825956          52,653
MFS New Discovery Series --
 Class INIT...................    0.95%         7,134     9.554772          68,167
MFS New Discovery Series --
 Class INIT...................    1.40%       369,204     8.748062       3,229,820
MFS New Discovery Series --
 Class INIT...................    1.55%        33,416     8.702173         290,796
MFS New Discovery Series --
 Class INIT...................    1.60%        26,442     8.714443         230,431
MFS New Discovery Series --
 Class INIT...................    1.65%       187,779     8.671715       1,628,364
MFS New Discovery Series --
 Class INIT...................    1.70%        67,997     5.747789         390,832
MFS New Discovery Series --
 Class INIT...................    1.75%        44,103     8.668736         382,314
MFS New Discovery Series --
 Class INIT...................    1.80%        31,857     8.629511         274,908
MFS New Discovery Series --
 Class INIT...................    1.85%        29,079     5.728412         166,579
MFS New Discovery Series --
 Class INIT...................    1.90%         1,596     5.725695           9,137
MFS New Discovery Series --
 Class INIT...................    1.95%           379     8.661458           3,285
MFS New Discovery Series --
 Class INIT...................    2.00%        81,788     8.596341         703,077
MFS New Discovery Series --
 Class INIT...................    2.05%        28,613     5.706395         163,278
MFS New Discovery Series --
 Class INIT...................    2.10%         1,112     8.656000           9,623
MFS New Discovery Series --
 Class INIT...................    2.15%         1,003     8.590934           8,617
MFS New Discovery Series --
 Class INIT...................    2.25%         1,355     5.701611           7,723
MFS New Discovery Series --
 Class INIT...................    2.35%         4,780     8.583722          41,032
MFS Total Return Series --
 Class INIT...................    0.95%         8,140    11.091266          90,278
MFS Total Return Series --
 Class INIT...................    1.40%     1,738,949    10.258859      17,839,634
MFS Total Return Series --
 Class INIT...................    1.55%       148,557    10.205093       1,516,042
MFS Total Return Series --
 Class INIT...................    1.60%       161,991    10.219501       1,655,469
MFS Total Return Series --
 Class INIT...................    1.65%     1,156,512    10.169430      11,761,072
MFS Total Return Series --
 Class INIT...................    1.70%       559,569     9.647905       5,398,666
MFS Total Return Series --
 Class INIT...................    1.75%       391,379    10.165943       3,978,735
MFS Total Return Series --
 Class INIT...................    1.80%        98,712    10.119980         998,959
MFS Total Return Series --
 Class INIT...................    1.85%       122,790     9.615446       1,180,676
MFS Total Return Series --
 Class INIT...................    1.90%        16,817     9.610899         161,630
MFS Total Return Series --
 Class INIT...................    1.95%        12,764    10.157421         129,651

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-38 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
MFS Total Return Series --
 Class INIT...................    2.00%       399,916   $10.081170  $    4,031,625
MFS Total Return Series --
 Class INIT...................    2.05%       174,862     9.578566       1,674,931
MFS Total Return Series --
 Class INIT...................    2.10%        23,349    10.151030         237,016
MFS Total Return Series --
 Class INIT...................    2.15%        29,906    10.074823         301,300
MFS Total Return Series --
 Class INIT...................    2.20%         4,501    10.072715          45,332
MFS Total Return Series --
 Class INIT...................    2.25%        11,353     9.570530         108,652
MFS Total Return Series --
 Class INIT...................    2.35%        10,094    10.066383         101,614
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........    1.75%         1,027     5.612482           5,765
Merrill Lynch Global Growth
 V.I. Fund -- Class A.........    2.00%         1,064     7.205775           7,665
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........    1.75%         7,901     6.133161          48,458
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........    2.00%         3,872     7.552730          29,241
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class A.........    2.05%         4,949     7.549633          37,363
Marsico International
 Opportunities Portfolio......    1.70%       627,301     0.798974         501,197
Marsico International
 Opportunities Portfolio......    1.85%        50,361     0.796971          40,136
Marsico International
 Opportunities Portfolio......    1.90%       189,264     0.796320         150,715
Marsico International
 Opportunities Portfolio......    2.05%     1,669,686     0.794327       1,326,277
Marsico International
 Opportunities Portfolio......    2.20%        80,246     0.793822          63,701
Marsico International
 Opportunities Portfolio......    2.25%       117,205     0.793659          93,021
Marsico International
 Opportunities Portfolio......    2.40%       474,659     0.793159         376,480
Nations High Yield Bond.......    1.70%     3,016,288     1.013719       3,057,668
Nations High Yield Bond.......    1.85%       128,136     1.011186         129,570
Nations High Yield Bond.......    1.90%       511,038     1.010341         516,322
Nations High Yield Bond.......    2.05%     2,072,594     1.007827       2,088,816
Nations High Yield Bond.......    2.20%       195,543     1.007194         196,949
Nations High Yield Bond.......    2.25%       156,113     1.006975         157,202
Nations High Yield Bond.......    2.40%        67,340     1.006346          67,767
Nations International Value...    1.70%     2,882,786     0.728574       2,100,323
Nations International Value...    1.85%       178,092     0.726741         129,427
Nations International Value...    1.90%       734,657     0.726143         533,466
Nations International Value...    2.05%       481,564     0.724325         348,809
Nations International Value...    2.20%        10,545     0.723866           7,633
Nations International Value...    2.25%        20,478     0.723716          14,820
Nations International Value...    2.40%         5,095     0.723262           3,685
Nations Marsico Focused
 Equities Portfolio...........    1.70%     4,379,461     0.758289       3,320,897
Nations Marsico Focused
 Equities Portfolio...........    1.85%       275,846     0.756390         208,647
Nations Marsico Focused
 Equities Portfolio...........    1.90%       550,065     0.755761         415,718
Nations Marsico Focused
 Equities Portfolio...........    2.05%     3,644,070     0.753877       2,747,180
Nations Marsico Focused
 Equities Portfolio...........    2.20%       111,969     0.753407          84,358
Nations Marsico Focused
 Equities Portfolio...........    2.25%       152,196     0.753248         114,642
Nations Marsico Focused
 Equities Portfolio...........    2.40%       188,003     0.752774         141,524
Nations Asset Allocation
 Portfolio....................    1.70%     1,862,605     0.799927       1,489,948
Nations Asset Allocation
 Portfolio....................    1.85%        42,589     0.797941          33,983
Nations Asset Allocation
 Portfolio....................    1.90%       297,206     0.797255         236,949
Nations Asset Allocation
 Portfolio....................    2.05%     2,044,402     0.795276       1,625,864
Nations Asset Allocation
 Portfolio....................    2.20%         4,714     0.794774           3,746
Nations Asset Allocation
 Portfolio....................    2.25%        55,857     0.794609          44,385
Nations Asset Allocation
 Portfolio....................    2.40%         2,664     0.794111           2,116

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Nations Capital Growth
 Portfolio....................    1.70%       521,254   $ 0.613307  $      319,689
Nations Capital Growth
 Portfolio....................    1.85%        19,185     0.611771          11,737
Nations Capital Growth
 Portfolio....................    1.90%        53,415     0.611263          32,651
Nations Capital Growth
 Portfolio....................    2.05%     1,207,988     0.609717         736,531
Nations Capital Growth
 Portfolio....................    2.20%       124,301     0.609336          75,741
Nations Capital Growth
 Portfolio....................    2.25%       106,044     0.609212          64,602
Nations Capital Growth
 Portfolio....................    2.40%        88,570     0.608821          53,923
Nations Marsico Growth
 Portfolio....................    1.70%     2,991,864     0.736355       2,203,074
Nations Marsico Growth
 Portfolio....................    1.85%       210,924     0.734503         154,924
Nations Marsico Growth
 Portfolio....................    1.90%       685,605     0.733895         503,162
Nations Marsico Growth
 Portfolio....................    2.05%     1,899,563     0.732057       1,390,588
Nations Marsico Growth
 Portfolio....................    2.20%        88,170     0.731595          64,504
Nations Marsico Growth
 Portfolio....................    2.25%       135,506     0.731442          99,115
Nations Marsico Growth
 Portfolio....................    2.40%       223,715     0.730984         163,532
Nations Marsico 21st Century
 Portfolio....................    1.70%     1,059,329     0.788365         835,138
Nations Marsico 21st Century
 Portfolio....................    1.85%        93,512     0.786399          73,538
Nations Marsico 21st Century
 Portfolio....................    1.90%       350,559     0.785755         275,453
Nations Marsico 21st Century
 Portfolio....................    2.05%       334,692     0.783774         262,323
Nations Marsico 21st Century
 Portfolio....................    2.20%        44,454     0.783285          34,820
Nations Marsico 21st Century
 Portfolio....................    2.25%        18,189     0.783119          14,244
Nations Midcap Growth
 Portfolio....................    1.70%     3,155,634     0.541405       1,708,476
Nations Midcap Growth
 Portfolio....................    1.85%       145,350     0.540045          78,496
Nations Midcap Growth
 Portfolio....................    1.90%       846,797     0.539594         456,927
Nations Midcap Growth
 Portfolio....................    2.05%     4,184,093     0.538247       2,252,075
Nations Midcap Growth
 Portfolio....................    2.20%       201,755     0.537908         108,525
Nations Midcap Growth
 Portfolio....................    2.25%       312,127     0.537796         167,860
Nations Midcap Growth
 Portfolio....................    2.40%       548,277     0.537457         294,676
Nations Small Company
 Portfolio....................    1.70%     1,972,318     0.733712       1,447,114
Nations Small Company
 Portfolio....................    1.85%       102,320     0.731870          74,885
Nations Small Company
 Portfolio....................    1.90%       469,167     0.731263         343,085
Nations Small Company
 Portfolio....................    2.05%     2,430,049     0.729438       1,772,570
Nations Small Company
 Portfolio....................    2.20%       108,633     0.728971          79,190
Nations Small Company
 Portfolio....................    2.25%       161,524     0.728822         117,723
Nations Small Company
 Portfolio....................    2.40%       308,820     0.728363         224,933
Nations Value Portfolio.......    1.70%     2,765,860     0.731862       2,024,228
Nations Value Portfolio.......    1.85%       137,535     0.730025         100,404
Nations Value Portfolio.......    1.90%       521,593     0.729404         380,452
Nations Value Portfolio.......    2.05%     4,394,317     0.727589       3,197,257
Nations Value Portfolio.......    2.20%        72,564     0.727125          52,763
Nations Value Portfolio.......    2.25%       196,621     0.726977         142,939
Nations Value Portfolio.......    2.40%       227,732     0.726519         165,452
Jennison 20/20 Focus
 Portfolio -- Class II........    1.40%         6,314     7.290810          46,034
Jennison 20/20 Focus
 Portfolio -- Class II........    1.55%         8,760     7.263235          63,623
Jennison 20/20 Focus
 Portfolio -- Class II........    1.60%           101     7.262821             730
Jennison 20/20 Focus
 Portfolio -- Class II........    1.65%        48,591     0.741299          36,021
Jennison 20/20 Focus
 Portfolio -- Class II........    1.70%         9,406     0.740618           6,966

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-40 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
Jennison 20/20 Focus
 Portfolio -- Class II........    1.80%         2,286   $ 0.739250  $        1,690
Jennison 20/20 Focus
 Portfolio -- Class II........    2.00%        48,265     0.736550          35,550
Jennison Portfolio --
 Class II.....................    1.40%        40,144     4.263949         171,173
Jennison Portfolio --
 Class II.....................    1.55%        22,360     4.247809          94,980
Jennison Portfolio --
 Class II.....................    1.60%         1,413     4.247575           6,000
Jennison Portfolio --
 Class II.....................    1.65%       215,217     0.606062         130,435
Jennison Portfolio --
 Class II.....................    1.70%        32,267     0.605502          19,538
Jennison Portfolio --
 Class II.....................    1.75%         3,167     4.231485          13,401
Jennison Portfolio --
 Class II.....................    1.80%        21,280     0.604402          12,861
Prudential Jennison Growth --
 Class II.....................    2.00%       155,075     0.602189          93,385
Prudential Value Portfolio --
 Class II.....................    1.40%        26,974     0.721253          19,455
Prudential Value Portfolio --
 Class II.....................    1.55%         7,282     0.719447           5,239
Prudential Value Portfolio --
 Class II.....................    1.65%        86,446     0.718234          62,089
Prudential Value Portfolio --
 Class II.....................    1.70%        13,536     0.717644           9,714
Prudential Value Portfolio --
 Class II.....................    1.80%         3,979     0.716442           2,851
Prudential Value Portfolio --
 Class II.....................    2.00%        73,481     0.714049          52,469
SP Jennison International
 Growth Portfolio --
 Class II.....................    1.40%         2,112     0.562385           1,188
Salomon Brothers Variable
 Capital Fund ................    1.40%     2,287,881     0.887778       2,031,131
Salomon Brothers Variable
 Capital Fund ................    1.55%        98,442     0.883764          86,999
Salomon Brothers Variable
 Capital Fund ................    1.60%        48,885     0.884377          43,232
Salomon Brothers Variable High
 Yield Bond Fund .............    1.40%       164,895     1.087528         179,328
Salomon Brothers Variable
 Investors Fund ..............    1.40%       724,225     0.833097         603,350
Salomon Brothers Variable
 Investors Fund ..............    1.55%        44,213     0.829316          36,667
Salomon Brothers Variable
 Total Return Fund ...........    1.40%       243,618     0.963002         234,605
Salomon Brothers Variable
 Total Return Fund ...........    1.55%        57,300     0.958648          54,930
Salomon Brothers Variable
 Total Return Fund ...........    1.75%        42,634     0.954972          40,715
STI Classic VT Capital
 Appreciation Fund ...........    1.70%         1,827    10.091783          18,436
STI Classic VT Capital
 Appreciation Fund ...........    1.85%           602    10.087511           6,070
STI Classic VT Capital
 Appreciation Fund ...........    2.05%         6,771    10.081821          68,266
STI Classic VT Capital
 Appreciation Fund ...........    2.20%         1,655    10.077549          16,676
STI Classic VT Growth & Income
 Fund ........................    1.85%           686    10.441755           7,165
STI Classic VT Growth & Income
 Fund ........................    2.05%         2,701    10.435862          28,188
STI Classic VT Growth & Income
 Fund ........................    2.20%           753    10.431451           7,859
STI Classic VT Mid-Cap Equity
 Fund ........................    1.70%         1,192    10.066403          12,000
STI Classic VT Mid-Cap Equity
 Fund ........................    1.85%           194    10.062145           1,949
STI Classic VT Mid-Cap Equity
 Fund ........................    1.90%            68    10.060724             680
STI Classic VT Mid-Cap Equity
 Fund ........................    2.05%         1,245    10.056471          12,516
STI Classic VT Value Income
 Stock Fund ..................    2.05%         2,081    10.721896          22,317
                                                                    --------------
    SUB-TOTAL.................                                       1,039,867,898
                                                                    --------------

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2002

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICPANTS     PRICE*      LIABILITY
                                --------  ------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. Government Securities
 Fund -- Class I..............    1.40%        44,268   $ 1.080652  $       47,838
American Funds Asset
 Allocation Fund --
 Class 2......................    1.40%           142     8.618986           1,228
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................    1.65%        20,706     0.710214          14,706
American Funds Bond Fund --
 Class 2......................    1.65%         2,022    11.348637          22,945
American Funds Growth Fund --
 Class 2......................    1.40%        22,609     7.753191         175,292
American Funds Growth-Income
 Fund -- Class 2..............    1.65%         2,194     8.241811          18,084
American Funds Growth-Income
 Fund -- Class 2..............    1.40%        29,660     8.314302         246,603
American Funds International
 Fund -- Class 2..............    1.40%         2,555     7.475572          19,097
American Funds Global Small
 Capitalization Fund --
 Class 2......................    1.40%         1,774     7.782819          13,810
Franklin Small Cap Fund --
 Class 2......................    1.40%           139     8.228175           1,143
Templeton Foreign Securities
 Fund -- Class 2..............    1.40%           208     7.018636           1,458
Hartford Advisers HLS Fund --
 Class IB.....................    1.40%         9,833     0.939556           9,238
Hartford Capital Appreciation
 HLS Fund -- Class IB.........    1.40%         2,675     1.099491           2,941
Hartford International
 Opportunities HLS Fund --
 Class IB.....................    1.40%         3,182     0.711036           2,263
Hartford Money Market HLS
 Fund -- Class IA.............    1.40%        38,594     1.091942          42,142
MFS Capital Opportunities
 Series -- Class INIT.........    1.40%         1,830     6.072506          11,111
MFS Emerging Growth Series --
 Class INIT...................    1.40%         1,907     5.237359           9,990
MFS Investors Growth Stock
 Series -- Class INIT.........    1.40%         1,946     5.943046          11,565
MFS New Discovery Series --
 Class INIT...................    1.40%         1,517     8.748062          13,272
MFS Total Return Series --
 Class INIT...................    1.40%           500    10.258859           5,132
                                                                    --------------
    SUB-TOTAL.................                                      $      669,858
                                                                    --------------
GRAND TOTAL...................                                      $1,040,537,756
                                                                    ==============

# Rounded unit prices.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT. _____________________________________ SA-42 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AIM V.I.                                        AIM V.I. CAPITAL
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE CHIP    APPRECIATION
                           GROWTH FUND    VALUE FUND           FUND               FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  --------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  --        $       137        $--                $ --
  Mortality and expense
   undertakings..........     (12,116)       (91,258)         (29,892)           (30,009)
                            ---------    -----------        ---------          ---------
    Net investment income
     (loss)..............     (12,116)       (91,121)         (29,892)           (30,009)
CAPITAL GAINS INCOME
 (LOSS)..................      --            --              --                  --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (34,107)       (46,633)         (39,191)          (150,991)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (138,356)    (1,593,104)        (562,618)          (397,262)
                            ---------    -----------        ---------          ---------
    Net gain (loss) on
     investments.........    (172,463)    (1,639,737)        (601,809)          (548,253)
                            ---------    -----------        ---------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(184,579)   $(1,730,858)       $(631,701)         $(578,262)
                            =========    ===========        =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                            AIM V. I.
                           AIM V.I. DENT     AIM V.I.                     INTERNATIONAL  AIM V.I. MID CAP
                            DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH     GROWTH        CORE EQUITY     AIM V.I. PREMIER
                            TRENDS FUND   SECURITIES FUND   YIELD FUND      FUND (1)         FUND (2)      EQUITY FUND (3)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ---------------  -------------  -------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $ --            $567,906        $ --           $ 37,966        $ --             $    19,606
  Mortality and expense
   undertakings..........       (5,618)      (177,413)         (7,243)       (18,644)         (53,903)           (50,200)
                             ---------       --------        --------       --------        ---------        -----------
    Net investment income
     (loss)..............       (5,618)       390,493          (7,243)        19,322          (53,903)           (30,594)
CAPITAL GAINS INCOME
 (LOSS)..................      --             --               --             --              --                --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           56        (19,667)         (2,365)       990,599          (40,934)           (80,780)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (130,624)       523,145         (12,819)       (20,388)        (411,638)        (1,073,025)
                             ---------       --------        --------       --------        ---------        -----------
    Net gain (loss) on
     investments.........     (130,568)       503,478         (15,184)       970,211         (452,572)        (1,153,805)
                             ---------       --------        --------       --------        ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(136,186)      $893,971        $(22,427)      $989,533        $(506,475)       $(1,184,399)
                             =========       ========        ========       ========        =========        ===========

                               AMERICAN
                                FUNDS
                           ASSET ALLOCATION
                                 FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............    $ 1,204,311
  Mortality and expense
   undertakings..........       (462,860)
                             -----------
    Net investment income
     (loss)..............        741,451
CAPITAL GAINS INCOME
 (LOSS)..................       --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (114,334)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (5,217,348)
                             -----------
    Net gain (loss) on
     investments.........     (5,331,682)
                             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(4,590,231)
                             ===========

(1) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(2) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(3)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AMERICAN FUNDS                   AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $   273,395       $1,767,753     $   163,353     $     36,779
  Mortality and expense
   undertakings..........       (183,405)        (619,162)       (257,562)      (1,497,004)
                             -----------       ----------     -----------     ------------
    Net investment income
     (loss)..............         89,990        1,148,591         (94,209)      (1,460,225)
CAPITAL GAINS INCOME
 (LOSS)..................       --                --              --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (112,706)          (6,944)       (159,507)      (1,066,258)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,064,186)         738,896      (2,876,188)     (29,459,404)
                             -----------       ----------     -----------     ------------
    Net gain (loss) on
     investments.........     (3,176,892)         731,952      (3,035,695)     (30,525,662)
                             -----------       ----------     -----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(3,086,902)      $1,880,543     $(3,129,904)    $(31,985,887)
                             ===========       ==========     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL                          FRANKLIN LARGE
                           GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION    FRANKLIN INCOME        CAP GROWTH
                                FUND            FUND       NEW WORLD FUND       FUND       SECURITIES FUND (4)  SECURITIES FUND (4)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  -------------------  -------------------
INVESTMENT INCOME:
  Dividends..............   $  1,433,034    $   341,441      $  66,821      $    57,575         $ 14,414             $     77
  Mortality and expense
   undertakings..........     (1,784,207)      (368,171)       (62,223)        (112,892)         (18,591)              (1,181)
                            ------------    -----------      ---------      -----------         --------             --------
    Net investment income
     (loss)..............       (351,173)       (26,730)         4,598          (55,317)          (4,177)              (1,104)
CAPITAL GAINS INCOME
 (LOSS)..................       --              --             --               --                 3,039             --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,166,414)      (286,997)        82,055          (87,864)          (4,216)                   4
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,307,872)    (4,013,702)      (296,664)      (1,737,643)         178,303              (17,182)
                            ------------    -----------      ---------      -----------         --------             --------
    Net gain (loss) on
     investments.........    (27,474,286)    (4,300,699)      (214,609)      (1,825,507)         174,087              (17,178)
                            ------------    -----------      ---------      -----------         --------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(27,825,459)   $(4,327,429)     $(210,011)     $(1,880,824)        $172,949             $(18,282)
                            ============    ===========      =========      ===========         ========             ========


                           FRANKLIN REAL
                            ESTATE FUND
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $ 156,172
  Mortality and expense
   undertakings..........      (73,318)
                             ---------
    Net investment income
     (loss)..............       82,854
CAPITAL GAINS INCOME
 (LOSS)..................      --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (74,588)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (160,921)
                             ---------
    Net gain (loss) on
     investments.........     (235,509)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(152,655)
                             =========

(4)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               FRANKLIN
                                               STRATEGIC         FRANKLIN       FRANKLIN MUTUAL
                           FRANKLIN SMALL  INCOME SECURITIES    TECHNOLOGY     SHARES SECURITIES
                              CAP FUND           FUND         SECURITIES FUND        FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $    36,464        $   3,522         $ --             $   227,849
  Mortality and expense
   undertakings..........      (199,778)        (104,564)          (15,746)          (378,052)
                            -----------        ---------         ---------        -----------
    Net investment income
     (loss)..............      (163,314)        (101,042)          (15,746)          (150,203)
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                 --                 564,946
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (209,538)          (3,082)          (27,961)          (102,990)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,802,852)         501,572          (593,323)        (4,177,655)
                            -----------        ---------         ---------        -----------
    Net gain (loss) on
     investments.........    (5,012,390)         498,490          (621,284)        (4,280,645)
                            -----------        ---------         ---------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(5,175,704)       $ 397,448         $(637,030)       $(3,865,902)
                            ===========        =========         =========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                              TEMPLETON
                             DEVELOPING                          TEMPLETON GLOBAL      TEMPLETON
                               MARKETS       TEMPLETON FOREIGN   ASSET ALLOCATION  GROWTH SECURITIES  HARTFORD ADVISERS
                           SECURITIES FUND  SECURITIES FUND (5)      FUND (6)            FUND             HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ 18,465          $    94,152         $  55,310         $   152,632        $   600,462
  Mortality and expense
   undertakings..........      (21,421)            (110,482)          (40,419)           (101,140)          (279,552)
                              --------          -----------         ---------         -----------        -----------
    Net investment income
     (loss)..............       (2,956)             (16,330)           14,891              51,492            320,910
CAPITAL GAINS INCOME
 (LOSS)..................      --                 --                  --                  150,079           --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      337,435            1,273,965           (69,983)             69,796           (163,963)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (42,762)          (1,417,661)         (129,170)         (1,770,010)        (3,446,192)
                              --------          -----------         ---------         -----------        -----------
    Net gain (loss) on
     investments.........      294,673             (143,696)         (199,153)         (1,700,214)        (3,610,155)
                              --------          -----------         ---------         -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $291,717          $  (160,026)        $(184,262)        $(1,498,643)       $(3,289,245)
                              ========          ===========         =========         ===========        ===========


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  599,195      $   104,762
  Mortality and expense
   undertakings..........     (253,488)        (254,723)
                            ----------      -----------
    Net investment income
     (loss)..............      345,707         (149,961)
CAPITAL GAINS INCOME
 (LOSS)..................      178,028         --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (8,473)        (206,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,125,575       (3,892,253)
                            ----------      -----------
    Net gain (loss) on
     investments.........    1,117,102       (4,098,760)
                            ----------      -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,640,837      $(4,248,721)
                            ==========      ===========

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.
(6) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD DIVIDEND                                     HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL   COMMUNICATIONS
                                 FUND            HLS FUND     ADVISERS HLS FUND     HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $   174,580        -$-              $--                 $   2
  Mortality and expense
   undertakings..........        (120,076)           (4)            (4,521)              (7)
                              -----------         -----           --------            -----
    Net investment income
     (loss)..............          54,504            (4)            (4,521)              (5)
CAPITAL GAINS INCOME
 (LOSS)..................         400,738             3                247           --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (14,628)       --                (19,247)            (239)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,822,659)          (60)           (17,596)             (72)
                              -----------         -----           --------            -----
    Net gain (loss) on
     investments.........      (1,837,287)          (60)           (36,843)            (311)
                              -----------         -----           --------            -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(1,382,045)        $ (61)          $(41,117)           $(316)
                              ===========         =====           ========            =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                           HARTFORD GLOBAL
                              FINANCIAL       HARTFORD     HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH  HARTFORD GROWTH
                            SERVICES HLS    GLOBAL HEALTH    LEADERS HLS      TECHNOLOGY     AND INCOME HLS    OPPORTUNITIES
                                FUND          HLS FUND          FUND           HLS FUND           FUND         HLS FUND (4)
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $    431        $ --            $  13,417        $ --             $   2,622         -$-
  Mortality and expense
   undertakings..........         (586)          (9,289)        (25,746)          (5,714)         (11,176)           (16)
                              --------        ---------       ---------        ---------        ---------          -----
    Net investment income
     (loss)..............         (155)          (9,289)        (12,329)          (5,714)          (8,554)           (16)
CAPITAL GAINS INCOME
 (LOSS)..................      --                18,073         --               --               --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (686)         (16,491)       (185,204)         (70,709)         (43,702)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,695)        (152,793)       (293,133)        (176,497)        (231,181)           185
                              --------        ---------       ---------        ---------        ---------          -----
    Net gain (loss) on
     investments.........      (10,381)        (169,284)       (478,337)        (247,206)        (274,883)           186
                              --------        ---------       ---------        ---------        ---------          -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(10,536)       $(160,500)      $(490,666)       $(252,920)       $(283,437)         $ 170
                              ========        =========       =========        =========        =========          =====


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $  7,124
  Mortality and expense
   undertakings..........       (2,564)
                              --------
    Net investment income
     (loss)..............        4,560
CAPITAL GAINS INCOME
 (LOSS)..................      --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (186)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (12,626)
                              --------
    Net gain (loss) on
     investments.........      (12,812)
                              --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ (8,252)
                              ========

(4)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               HARTFORD
                                            INTERNATIONAL      HARTFORD
                                               CAPITAL       INTERNATIONAL
                           HARTFORD INDEX  APPRECIATION HLS  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND           FUND          HLS FUND        HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............    $  12,021          $   1          $  36,513       $ --
  Mortality and expense
   undertakings..........      (21,016)           (11)           (25,086)        (58,905)
                             ---------          -----          ---------       ---------
    Net investment income
     (loss)..............       (8,995)           (10)            11,427         (58,905)
CAPITAL GAINS INCOME
 (LOSS)..................       49,385         --                --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (149,867)           (10)           (70,765)       (155,408)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (336,334)          (156)          (288,880)       (591,039)
                             ---------          -----          ---------       ---------
    Net gain (loss) on
     investments.........     (486,201)          (166)          (359,645)       (746,447)
                             ---------          -----          ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(445,811)         $(176)         $(348,218)      $(805,352)
                             =========          =====          =========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                                                HARTFORD
                                                                MORTGAGE     HARTFORD SMALL     HARTFORD
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK
                           VALUE HLS FUND   MARKET HLS FUND       FUND            FUND        HLS FUND (4)       HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............     $    263        $   950,438       $20,052        $ --              $--           $    96,692
  Mortality and expense
   undertakings..........       (2,183)        (1,015,059)       (7,910)         (35,350)            (71)         (142,236)
                              --------        -----------       -------        ---------         -------       -----------
    Net investment income
     (loss)..............       (1,920)           (64,621)       12,142          (35,350)            (71)          (45,544)
CAPITAL GAINS INCOME
 (LOSS)..................      --                   4,510        --              --              --                --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (4,192)          --                 948          (42,557)            (22)         (395,004)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (19,444)          --              24,593         (886,164)         (2,537)       (2,725,003)
                              --------        -----------       -------        ---------         -------       -----------
    Net gain (loss) on
     investments.........      (23,636)          --              25,541         (928,721)         (2,559)       (3,120,007)
                              --------        -----------       -------        ---------         -------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(25,556)       $   (60,111)      $37,683        $(964,071)        $(2,630)      $(3,165,551)
                              ========        ===========       =======        =========         =======       ===========

                           HARTFORD U.S.
                             GOVERNMENT
                           SECURITIES HLS
                              FUND (4)
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............     $--
  Mortality and expense
   undertakings..........      (5,172)
                              -------
    Net investment income
     (loss)..............      (5,172)
CAPITAL GAINS INCOME
 (LOSS)..................      --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       2,474
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      42,195
                              -------
    Net gain (loss) on
     investments.........      44,669
                              -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $39,497
                              =======

(4)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           HARTFORD VALUE   HUNTINGTON     HUNTINGTON VA
                           HARTFORD VALUE  OPPORTUNITIES   INCOME EQUITY  DIVIDEND CAPTURE
                              HLS FUND      HLS FUND (4)     FUND (7)         FUND (7)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $    344        -$-              $189             $212
  Mortality and expense
   undertakings..........         (564)          (16)           (28)             (23)
                              --------         -----           ----             ----
    Net investment income
     (loss)..............         (220)          (16)           161              189
CAPITAL GAINS INCOME
 (LOSS)..................      --             --              --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,819)            1          --                   1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (8,779)          149            (37)             (33)
                              --------         -----           ----             ----
    Net gain (loss) on
     investments.........      (10,598)          150            (37)             (32)
                              --------         -----           ----             ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(10,818)        $ 134           $124             $157
                              ========         =====           ====             ====

(4)  From inception, April 30, 2002 to December 31, 2002.
(7)  From inception, September 19, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                             HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA    MFS CAPITAL
                            HUNTINGTON VA   MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX  OPPORTUNITIES  MFS EMERGING
                           GROWTH FUND (7)      FUND (7)        FUND (7)        FUND (7)        SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  -------------  --------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............       $   2           -$-              -$-            -$-           $     6,525    $   --
  Mortality and expense
   undertakings..........          (3)             (17)              (2)           (17)          (178,737)      (185,796)
                                -----            -----            -----          -----        -----------    -----------
    Net investment income
     (loss)..............          (1)             (17)              (2)           (17)          (172,212)      (185,796)
CAPITAL GAINS INCOME
 (LOSS)..................      --               --               --             --                --             --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --               --               --             --             (1,044,355)    (1,786,840)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (121)             (27)             (31)          (120)        (3,721,978)    (4,164,867)
                                -----            -----            -----          -----        -----------    -----------
    Net gain (loss) on
     investments.........        (121)             (27)             (31)          (120)        (4,766,333)    (5,951,707)
                                -----            -----            -----          -----        -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $(122)           $ (44)           $ (33)         $(137)       $(4,938,545)   $(6,137,503)
                                =====            =====            =====          =====        ===========    ===========


                            MFS GLOBAL
                           EQUITY SERIES
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $   6,839
  Mortality and expense
   undertakings..........      (15,843)
                             ---------
    Net investment income
     (loss)..............       (9,004)
CAPITAL GAINS INCOME
 (LOSS)..................      --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (3,376)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (137,245)
                             ---------
    Net gain (loss) on
     investments.........     (140,621)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(149,625)
                             =========

(4)  From inception, April 30, 2002 to December 31, 2002.
(7)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            MFS INVESTORS
                           MFS HIGH INCOME  GROWTH STOCK   MFS INVESTORS  MFS MID CAP
                               SERIES          SERIES      TRUST SERIES     GROWTH
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $ 557,352      $   --         $    73,197   $   --
  Mortality and expense
   undertakings..........      (119,425)        (203,941)      (181,164)      (92,608)
                              ---------      -----------    -----------   -----------
    Net investment income
     (loss)..............       437,927         (203,941)      (107,967)      (92,608)
CAPITAL GAINS INCOME
 (LOSS)..................       --               --             --            --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (38,331)        (510,316)      (384,086)     (181,782)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (214,224)      (4,418,385)    (2,872,866)   (3,625,688)
                              ---------      -----------    -----------   -----------
    Net gain (loss) on
     investments.........      (252,555)      (4,928,701)    (3,256,952)   (3,807,470)
                              ---------      -----------    -----------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 185,372      $(5,132,642)   $(3,364,919)  $(3,900,078)
                              =========      ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                                                                MERRILL LYNCH     MARSICO
                                                                MERRILL LYNCH     LARGE CAP    INTERNATIONAL
                               MFS NEW       MFS TOTAL RETURN   GLOBAL GROWTH    GROWTH V.I.   OPPORTUNITIES  NATIONS HIGH
                           DISCOVERY SERIES       SERIES       V.I. FUND (8,9)    FUND (10)      PORTFOLIO     YIELD BOND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ----------------  ---------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............    $  --             $   524,625          $  18          $--           $    752      $ 414,322
  Mortality and expense
   undertakings..........        (96,943)         (505,746)           (36)            (287)        (8,920)       (48,012)
                             -----------       -----------          -----          -------       --------      ---------
    Net investment income
     (loss)..............        (96,943)           18,879            (18)            (287)        (8,168)       366,310
CAPITAL GAINS INCOME
 (LOSS)..................       --                 415,943         --               --             --             --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (145,251)          (74,659)        --               (8,104)        (3,389)        (4,077)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,561,742)       (2,804,275)          (614)           3,346        (46,614)      (250,810)
                             -----------       -----------          -----          -------       --------      ---------
    Net gain (loss) on
     investments.........     (2,706,993)       (2,878,934)          (614)          (4,758)       (50,003)      (254,887)
                             -----------       -----------          -----          -------       --------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(2,803,936)      $(2,444,112)         $(632)         $(5,045)      $(58,171)     $ 111,423
                             ===========       ===========          =====          =======       ========      =========


                              NATIONS
                           INTERNATIONAL
                               VALUE
                            SUB-ACCOUNT
                           -------------
INVESTMENT INCOME:
  Dividends..............    $  47,402
  Mortality and expense
   undertakings..........      (41,880)
                             ---------
    Net investment income
     (loss)..............        5,522
CAPITAL GAINS INCOME
 (LOSS)..................       41,493
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,183
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (640,981)
                             ---------
    Net gain (loss) on
     investments.........     (638,798)
                             ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(591,783)
                             =========

(8)  From inception, November 1, 1999 to December 31, 2002.
(9) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS CAPITAL
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ --             $  52,986       $     745
  Mortality and expense
   undertakings..........       (54,208)         (29,982)         (5,138)
                              ---------        ---------       ---------
    Net investment income
     (loss)..............       (54,208)          23,004          (4,393)
CAPITAL GAINS INCOME
 (LOSS)..................       --               --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (5,143)          (6,566)         (3,266)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (766,821)        (319,463)        (97,313)
                              ---------        ---------       ---------
    Net gain (loss) on
     investments.........      (771,964)        (326,029)       (100,579)
                              ---------        ---------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(826,172)       $(303,025)      $(104,972)
                              =========        =========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                  NATIONS MARSICO                    NATIONS SMALL
                              NATIONS MARSICO      21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE
                           GROWTH PORTFOLIO (11)     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------------  ---------------  ----------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............        $--                 $ --             $ --             $ --           $  59,699
  Mortality and expense
   undertakings..........          (47,459)            (16,725)         (32,332)         (27,609)       (39,823)
                                 ---------           ---------        ---------        ---------      ---------
    Net investment income
     (loss)..............          (47,459)            (16,725)         (32,332)         (27,609)        19,876
CAPITAL GAINS INCOME
 (LOSS)..................        --                    --               --                 1,670        --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (14,588)             (6,933)          (4,312)         (19,158)       (17,808)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (657,178)           (119,598)        (642,962)        (459,070)      (528,102)
                                 ---------           ---------        ---------        ---------      ---------
    Net gain (loss) on
     investments.........         (671,766)           (126,531)        (647,274)        (478,228)      (545,910)
                                 ---------           ---------        ---------        ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(719,225)          $(143,256)       $(679,606)       $(504,167)     $(526,034)
                                 =========           =========        =========        =========      =========


                              JENNISON 20/20        JENNISON
                           FOCUS PORTFOLIO (12)  PORTFOLIO (13)
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------  --------------
INVESTMENT INCOME:
  Dividends..............        $--               $ --
  Mortality and expense
   undertakings..........          (3,805)           (14,228)
                                 --------          ---------
    Net investment income
     (loss)..............          (3,805)           (14,228)
CAPITAL GAINS INCOME
 (LOSS)..................        --                  --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (24,831)          (163,266)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (53,308)          (219,493)
                                 --------          ---------
    Net gain (loss) on
     investments.........         (78,139)          (382,759)
                                 --------          ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $(81,944)         $(396,987)
                                 ========          =========

(11) Formerly Nations Marsico Growth Income Portfolio Sub-Account. Change effective May 1, 2002.
(12) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(13) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               SP JENNISON     SALOMON BROTHERS
                           PRUDENTIAL VALUE   INTERNATIONAL    VARIABLE CAPITAL
                              PORTFOLIO      GROWTH PORTFOLIO        FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............      $  1,684          -$-              $  10,666
  Mortality and expense
   undertakings..........        (4,281)            (20)            (32,741)
                               --------           -----           ---------
    Net investment income
     (loss)..............        (2,597)            (20)            (22,075)
CAPITAL GAINS INCOME
 (LOSS)..................       --               --                 --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (35,103)             (8)            (31,817)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (31,567)           (349)           (732,543)
                               --------           -----           ---------
    Net gain (loss) on
     investments.........       (66,670)           (357)           (764,360)
                               --------           -----           ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(69,267)          $(377)          $(786,435)
                               ========           =====           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                                                                   STI CLASSIC VT
                           SALOMON BROTHERS   SALOMON BROTHERS   SALOMON BROTHERS     CAPITAL        STI CLASSIC VT
                            VARIABLE HIGH    VARIABLE INVESTORS   VARIABLE TOTAL    APPRECIATION    GROWTH & INCOME
                           YIELD BOND FUND          FUND           RETURN FUND        FUND (7)          FUND (7)
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ------------------  ----------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............      $12,608            $   8,513          $  4,970         $--                $  98
  Mortality and expense
   undertakings..........       (2,290)              (8,887)           (4,691)           (147)             (76)
                               -------            ---------          --------         -------            -----
    Net investment income
     (loss)..............       10,318                 (374)              279            (147)              22
CAPITAL GAINS INCOME
 (LOSS)..................      --                  --                 --               --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (661)             (19,136)           (2,736)             (1)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (207)            (172,377)          (28,146)         (2,352)            (455)
                               -------            ---------          --------         -------            -----
    Net gain (loss) on
     investments.........         (868)            (191,513)          (30,882)         (2,353)            (455)
                               -------            ---------          --------         -------            -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 9,450            $(191,887)         $(30,603)        $(2,500)           $(433)
                               =======            =========          ========         =======            =====


                           STI CLASSIC VT  STI CLASSIC VT
                           MID-CAP EQUITY   VALUE INCOME
                              FUND (7)     STOCK FUND (7)
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............     -$-              $   2
  Mortality and expense
   undertakings..........        (29)             (6)
                               -----           -----
    Net investment income
     (loss)..............        (29)             (4)
CAPITAL GAINS INCOME
 (LOSS)..................     --              --
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (417)           (125)
                               -----           -----
    Net gain (loss) on
     investments.........       (417)           (125)
                               -----           -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $(446)          $(129)
                               =====           =====

(7)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AIM V.I.                                        AIM V.I. CAPITAL
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE CHIP    APPRECIATION
                           GROWTH FUND    VALUE FUND           FUND               FUND
                           SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -----------  --------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  (12,116)   $   (91,121)       $  (29,892)        $  (30,009)
  Capital gains income...      --            --               --                 --
  Net realized gain
   (loss) on security
   transactions..........     (34,107)       (46,633)          (39,191)          (150,991)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (138,356)    (1,593,104)         (562,618)          (397,262)
                           ----------    -----------        ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (184,579)    (1,730,858)         (631,701)          (578,262)
                           ----------    -----------        ----------         ----------
UNIT TRANSACTIONS:
  Purchases..............   1,152,173      5,966,682         1,965,954          1,668,237
  Net transfers..........     651,406      5,980,964         1,240,255            109,703
  Surrenders for benefit
   payments and fees.....     (13,789)      (231,967)         (237,818)           (42,144)
  Net Annuity
   Transactions..........      --            --               --                 --
                           ----------    -----------        ----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,789,790     11,715,679         2,968,391          1,735,796
                           ----------    -----------        ----------         ----------
  Net increase (decrease)
   in net assets.........   1,605,211      9,984,821         2,336,690          1,157,534
NET ASSETS:
  Beginning of year......     177,668      1,885,454         1,043,080          1,490,216
                           ----------    -----------        ----------         ----------
  End of year............  $1,782,879    $11,870,275        $3,379,770         $2,647,750
                           ==========    ===========        ==========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                                            AIM V. I.
                           AIM V.I. DENT     AIM V.I.                     INTERNATIONAL  AIM V.I. MID CAP
                            DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH     GROWTH        CORE EQUITY     AIM V.I. PREMIER
                            TRENDS FUND   SECURITIES FUND   YIELD FUND      FUND (1)         FUND (2)      EQUITY FUND (3)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ---------------  -------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (5,618)     $   390,493      $ (7,243)      $  19,322       $  (53,903)      $   (30,594)
  Capital gains income...      --              --              --             --              --                --
  Net realized gain
   (loss) on security
   transactions..........           56          (19,667)       (2,365)        990,599          (40,934)          (80,780)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (130,624)         523,145       (12,819)        (20,388)        (411,638)       (1,073,025)
                             ---------      -----------      --------       ---------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (136,186)         893,971       (22,427)        989,533         (506,475)       (1,184,399)
                             ---------      -----------      --------       ---------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............      240,526       20,577,484       156,114         265,401        4,964,105         2,904,918
  Net transfers..........      398,455       13,754,395       329,757        (605,907)       3,746,015         2,436,542
  Surrenders for benefit
   payments and fees.....       (6,987)      (2,162,455)       (4,763)         (5,536)        (124,390)         (186,032)
  Net Annuity
   Transactions..........      --                46,714        --             --              --                --
                             ---------      -----------      --------       ---------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      631,994       32,216,138       481,108        (346,042)       8,585,730         5,155,428
                             ---------      -----------      --------       ---------       ----------       -----------
  Net increase (decrease)
   in net assets.........      495,808       33,110,109       458,681         643,491        8,079,255         3,971,029
NET ASSETS:
  Beginning of year......      139,194          759,552       225,844          20,103          724,789         1,303,548
                             ---------      -----------      --------       ---------       ----------       -----------
  End of year............    $ 635,002      $33,869,661      $684,525       $ 663,594       $8,804,044       $ 5,274,577
                             =========      ===========      ========       =========       ==========       ===========

                               AMERICAN
                                FUNDS
                           ASSET ALLOCATION
                                 FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   741,451
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       (114,334)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (5,217,348)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (4,590,231)
                             -----------
UNIT TRANSACTIONS:
  Purchases..............     21,949,439
  Net transfers..........     14,561,512
  Surrenders for benefit
   payments and fees.....     (1,733,426)
  Net Annuity
   Transactions..........          1,182
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     34,778,707
                             -----------
  Net increase (decrease)
   in net assets.........     30,188,476
NET ASSETS:
  Beginning of year......     21,029,928
                             -----------
  End of year............    $51,218,404
                             ===========

(1) Formerly AIM V.I. International Equity Fund Sub-Account. Change effective May 1, 2002.
(2) Formerly AIM V.I. MidCap Equity Fund Sub-Account. Change effective May 1, 2002.
(3)  Formerly AIM V.I. Value Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            AMERICAN FUNDS                   AMERICAN FUNDS
                           BLUE CHIP INCOME  AMERICAN FUNDS  GLOBAL GROWTH   AMERICAN FUNDS
                           AND GROWTH FUND     BOND FUND          FUND        GROWTH FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $    89,990      $ 1,148,591     $   (94,209)    $ (1,460,225)
  Capital gains income...       --                --              --              --
  Net realized gain
   (loss) on security
   transactions..........       (112,706)          (6,944)       (159,507)      (1,066,258)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,064,186)         738,896      (2,876,188)     (29,459,404)
                             -----------      -----------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,086,902)       1,880,543      (3,129,904)     (31,985,887)
                             -----------      -----------     -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     16,045,851       18,279,893       5,832,084       33,420,730
  Net transfers..........      8,020,808       18,909,185       3,698,932       12,187,592
  Surrenders for benefit
   payments and fees.....       (480,555)      (3,999,777)       (905,856)      (5,480,753)
  Net Annuity
   Transactions..........         20,033           22,692         --               (11,403)
                             -----------      -----------     -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     23,606,137       33,211,993       8,625,160       40,116,166
                             -----------      -----------     -----------     ------------
  Net increase (decrease)
   in net assets.........     20,519,235       35,092,536       5,495,256        8,130,279
NET ASSETS:
  Beginning of year......      4,639,946       28,546,406      17,010,932      106,528,759
                             -----------      -----------     -----------     ------------
  End of year............    $25,159,181      $63,638,942     $22,506,188     $114,659,038
                             ===========      ===========     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL                          FRANKLIN LARGE
                           GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION    FRANKLIN INCOME        CAP GROWTH
                                FUND            FUND       NEW WORLD FUND       FUND       SECURITIES FUND (4)  SECURITIES FUND (4)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  -------------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (351,173)   $   (26,730)     $    4,598      $  (55,317)       $   (4,177)           $ (1,104)
  Capital gains income...       --              --              --              --                  3,039            --
  Net realized gain
   (loss) on security
   transactions..........     (1,166,414)      (286,997)         82,055         (87,864)           (4,216)                  4
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (26,307,872)    (4,013,702)       (296,664)     (1,737,643)          178,303             (17,182)
                            ------------    -----------      ----------      ----------        ----------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (27,825,459)    (4,327,429)       (210,011)     (1,880,824)          172,949             (18,282)
                            ------------    -----------      ----------      ----------        ----------            --------
UNIT TRANSACTIONS:
  Purchases..............     38,362,011      9,186,086       3,135,523       2,177,502         3,249,141             406,354
  Net transfers..........     22,640,175      1,355,806       2,951,780         638,224         2,503,051             177,961
  Surrenders for benefit
   payments and fees.....     (7,005,063)    (7,413,664)     (4,591,035)       (363,778)          (42,638)               (633)
  Net Annuity
   Transactions..........        (10,789)        (3,632)        --               (1,684)         --                  --
                            ------------    -----------      ----------      ----------        ----------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     53,986,334      3,124,596       1,496,268       2,450,264         5,709,554             583,682
                            ------------    -----------      ----------      ----------        ----------            --------
  Net increase (decrease)
   in net assets.........     26,160,875     (1,202,833)      1,286,257         569,440         5,882,503             565,400
NET ASSETS:
  Beginning of year......    114,891,359     27,371,090       3,526,853       7,817,845          --                  --
                            ------------    -----------      ----------      ----------        ----------            --------
  End of year............   $141,052,234    $26,168,257      $4,813,110      $8,387,285        $5,882,503            $565,400
                            ============    ===========      ==========      ==========        ==========            ========


                           FRANKLIN REAL
                            ESTATE FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   82,854
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (74,588)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (160,921)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (152,655)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      594,551
  Net transfers..........    1,981,742
  Surrenders for benefit
   payments and fees.....     (392,562)
  Net Annuity
   Transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,183,731
                            ----------
  Net increase (decrease)
   in net assets.........    2,031,076
NET ASSETS:
  Beginning of year......    3,417,719
                            ----------
  End of year............   $5,448,795
                            ==========

(4)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               FRANKLIN
                                               STRATEGIC         FRANKLIN       FRANKLIN MUTUAL
                           FRANKLIN SMALL  INCOME SECURITIES    TECHNOLOGY     SHARES SECURITIES
                              CAP FUND           FUND         SECURITIES FUND        FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $  (163,314)      $  (101,042)      $  (15,746)       $  (150,203)
  Capital gains income...       --               --                --                 564,946
  Net realized gain
   (loss) on security
   transactions..........      (209,538)           (3,082)         (27,961)          (102,990)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (4,802,852)          501,572         (593,323)        (4,177,655)
                            -----------       -----------       ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (5,175,704)          397,448         (637,030)        (3,865,902)
                            -----------       -----------       ----------        -----------
UNIT TRANSACTIONS:
  Purchases..............     3,996,185         3,753,865          654,732         13,516,348
  Net transfers..........     2,050,255         3,425,007          263,449         11,843,732
  Surrenders for benefit
   payments and fees.....      (799,291)         (584,161)         (53,453)        (1,389,004)
  Net Annuity
   Transactions..........          (213)         --                --                --
                            -----------       -----------       ----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,246,936         6,594,711          864,728         23,971,076
                            -----------       -----------       ----------        -----------
  Net increase (decrease)
   in net assets.........        71,232         6,992,159          227,698         20,105,174
NET ASSETS:
  Beginning of year......    14,968,914         4,943,625        1,235,933         18,596,166
                            -----------       -----------       ----------        -----------
  End of year............   $15,040,146       $11,935,784       $1,463,631        $38,701,340
                            ===========       ===========       ==========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                              TEMPLETON
                             DEVELOPING                          TEMPLETON GLOBAL      TEMPLETON
                               MARKETS       TEMPLETON FOREIGN   ASSET ALLOCATION  GROWTH SECURITIES  HARTFORD ADVISERS
                           SECURITIES FUND  SECURITIES FUND (5)      FUND (6)            FUND             HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------  ----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (2,956)        $  (16,330)         $   14,891        $   51,492         $   320,910
  Capital gains income...       --                --                  --                 150,079            --
  Net realized gain
   (loss) on security
   transactions..........       337,435          1,273,965             (69,983)           69,796            (163,963)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (42,762)        (1,417,661)           (129,170)       (1,770,010)         (3,446,192)
                             ----------         ----------          ----------        ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       291,717           (160,026)           (184,262)       (1,498,643)         (3,289,245)
                             ----------         ----------          ----------        ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............       437,339          3,126,632             154,446         3,169,156           6,267,677
  Net transfers..........      (134,105)          (369,108)           (141,646)          414,893           6,531,842
  Surrenders for benefit
   payments and fees.....       (37,251)          (203,326)           (127,596)         (389,382)         (1,413,205)
  Net Annuity
   Transactions..........       --                    (269)           --                --                    (1,503)
                             ----------         ----------          ----------        ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       265,983          2,553,929            (114,796)        3,194,667          11,384,811
                             ----------         ----------          ----------        ----------         -----------
  Net increase (decrease)
   in net assets.........       557,700          2,393,903            (299,058)        1,696,024           8,095,566
NET ASSETS:
  Beginning of year......       875,064          7,024,724           2,921,031         7,386,534          15,080,137
                             ----------         ----------          ----------        ----------         -----------
  End of year............    $1,432,764         $9,418,627          $2,621,973        $9,082,558         $23,175,703
                             ==========         ==========          ==========        ==========         ===========


                                          HARTFORD CAPITAL
                           HARTFORD BOND  APPRECIATION HLS
                             HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $   345,707     $  (149,961)
  Capital gains income...       178,028        --
  Net realized gain
   (loss) on security
   transactions..........        (8,473)       (206,507)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,125,575      (3,892,253)
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,640,837      (4,248,721)
                            -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............     9,566,951       5,804,193
  Net transfers..........    12,638,510       6,407,818
  Surrenders for benefit
   payments and fees.....    (1,123,847)     (1,271,063)
  Net Annuity
   Transactions..........       --                 (490)
                            -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    21,081,614      10,940,458
                            -----------     -----------
  Net increase (decrease)
   in net assets.........    22,722,451       6,691,737
NET ASSETS:
  Beginning of year......     7,877,698      14,745,517
                            -----------     -----------
  End of year............   $30,600,149     $21,437,254
                            ===========     ===========

(5) Formerly Templeton International Securities Fund Sub-Account. Change effective May 1, 2002.
(6) Formerly Templeton Asset Strategy Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD DIVIDEND                                     HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   HARTFORD GLOBAL   COMMUNICATIONS
                                 FUND            HLS FUND     ADVISERS HLS FUND     HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  --------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $    54,504          $ (4)          $  (4,521)          $  (5)
  Capital gains income...         400,738             3                 247          --
  Net realized gain
   (loss) on security
   transactions..........         (14,628)       --                 (19,247)           (239)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,822,659)          (60)            (17,596)            (72)
                              -----------          ----           ---------           -----
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (1,382,045)          (61)            (41,117)           (316)
                              -----------          ----           ---------           -----
UNIT TRANSACTIONS:
  Purchases..............       5,015,423        --                   8,124          --
  Net transfers..........       5,267,793           585             (70,508)            (11)
  Surrenders for benefit
   payments and fees.....        (570,767)       --                 (10,194)             (4)
  Net Annuity
   Transactions..........        --              --                --                --
                              -----------          ----           ---------           -----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,712,449           585             (72,578)            (15)
                              -----------          ----           ---------           -----
  Net increase (decrease)
   in net assets.........       8,330,404           524            (113,695)           (331)
NET ASSETS:
  Beginning of year......       4,370,004            52             406,982             820
                              -----------          ----           ---------           -----
  End of year............     $12,700,408          $576           $ 293,287           $ 489
                              ===========          ====           =========           =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                           HARTFORD GLOBAL
                              FINANCIAL       HARTFORD     HARTFORD GLOBAL  HARTFORD GLOBAL  HARTFORD GROWTH  HARTFORD GROWTH
                            SERVICES HLS    GLOBAL HEALTH    LEADERS HLS      TECHNOLOGY     AND INCOME HLS    OPPORTUNITIES
                                FUND          HLS FUND          FUND           HLS FUND           FUND         HLS FUND (4)
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  -------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $  (155)       $  (9,289)     $  (12,329)       $  (5,714)      $   (8,554)        $  (16)
  Capital gains income...      --                18,073         --               --               --              --
  Net realized gain
   (loss) on security
   transactions..........         (686)         (16,491)       (185,204)         (70,709)         (43,702)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,695)        (152,793)       (293,133)        (176,497)        (231,181)           185
                               -------        ---------      ----------        ---------       ----------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (10,536)        (160,500)       (490,666)        (252,920)        (283,437)           170
                               -------        ---------      ----------        ---------       ----------         ------
UNIT TRANSACTIONS:
  Purchases..............          759            5,440          54,332           10,400           52,687         --
  Net transfers..........       25,040           19,308        (121,445)           3,377          (35,684)         7,250
  Surrenders for benefit
   payments and fees.....           (9)         (95,163)       (216,115)         (66,421)         (55,988)            (3)
  Net Annuity
   Transactions..........      --               --              --               --               --              --
                               -------        ---------      ----------        ---------       ----------         ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       25,790          (70,415)       (283,228)         (52,644)         (38,985)         7,247
                               -------        ---------      ----------        ---------       ----------         ------
  Net increase (decrease)
   in net assets.........       15,254         (230,915)       (773,894)        (305,564)        (322,422)         7,417
NET ASSETS:
  Beginning of year......       23,923          853,738       2,435,275          646,530        1,026,158         --
                               -------        ---------      ----------        ---------       ----------         ------
  End of year............      $39,177        $ 622,823      $1,661,381        $ 340,966       $  703,736         $7,417
                               =======        =========      ==========        =========       ==========         ======


                           HARTFORD HIGH
                           YIELD HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................     $  4,560
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         (186)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (12,626)
                              --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (8,252)
                              --------
UNIT TRANSACTIONS:
  Purchases..............        9,402
  Net transfers..........      217,687
  Surrenders for benefit
   payments and fees.....       (3,277)
  Net Annuity
   Transactions..........      --
                              --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      223,812
                              --------
  Net increase (decrease)
   in net assets.........      215,560
NET ASSETS:
  Beginning of year......       94,247
                              --------
  End of year............     $309,807
                              ========

(4)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               HARTFORD
                                            INTERNATIONAL      HARTFORD
                                               CAPITAL       INTERNATIONAL
                           HARTFORD INDEX  APPRECIATION HLS  OPPORTUNITIES  HARTFORD MIDCAP
                              HLS FUND           FUND          HLS FUND        HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ----------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $   (8,995)        $ (10)        $   11,427      $   (58,905)
  Capital gains income...        49,385        --                --              --
  Net realized gain
   (loss) on security
   transactions..........      (149,867)          (10)           (70,765)        (155,408)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (336,334)         (156)          (288,880)        (591,039)
                             ----------         -----         ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (445,811)         (176)          (348,218)        (805,352)
                             ----------         -----         ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............        19,949        --                812,544           60,296
  Net transfers..........      (759,734)         (344)           577,885         (484,424)
  Surrenders for benefit
   payments and fees.....       (42,385)         (108)           (98,837)        (227,293)
  Net Annuity
   Transactions..........       --             --                   (386)        --
                             ----------         -----         ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (782,170)         (452)         1,291,206         (651,421)
                             ----------         -----         ----------      -----------
  Net increase (decrease)
   in net assets.........    (1,227,981)         (628)           942,988       (1,456,773)
NET ASSETS:
  Beginning of year......     2,327,864           981          1,543,064        5,355,051
                             ----------         -----         ----------      -----------
  End of year............    $1,099,883         $ 353         $2,486,052      $ 3,898,278
                             ==========         =====         ==========      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                                                HARTFORD
                                                                MORTGAGE     HARTFORD SMALL     HARTFORD
                           HARTFORD MIDCAP  HARTFORD MONEY   SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK
                           VALUE HLS FUND   MARKET HLS FUND       FUND            FUND        HLS FUND (4)       HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,920)      $    (64,621)      $ 12,142       $  (35,350)       $   (71)      $   (45,544)
  Capital gains income...      --                   4,510        --               --             --                --
  Net realized gain
   (loss) on security
   transactions..........       (4,192)          --                  948          (42,557)           (22)         (395,004)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (19,444)          --               24,593         (886,164)        (2,537)       (2,725,003)
                              --------       ------------       --------       ----------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (25,556)           (60,111)        37,683         (964,071)        (2,630)       (3,165,551)
                              --------       ------------       --------       ----------        -------       -----------
UNIT TRANSACTIONS:
  Purchases..............       14,405        114,610,819          6,352          925,329        --              2,106,933
  Net transfers..........      171,686         10,839,331        343,814          771,631         10,950         1,465,562
  Surrenders for benefit
   payments and fees.....       (4,891)       (66,048,999)       (60,705)        (101,368)           (14)         (657,457)
  Net Annuity
   Transactions..........      --                  42,162        --               --             --                --
                              --------       ------------       --------       ----------        -------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      181,200         59,443,313        289,461        1,595,592         10,936         2,915,038
                              --------       ------------       --------       ----------        -------       -----------
  Net increase (decrease)
   in net assets.........      155,644         59,383,202        327,144          631,521          8,306          (250,513)
NET ASSETS:
  Beginning of year......       68,345         63,080,969        414,424        2,137,093        --             10,619,128
                              --------       ------------       --------       ----------        -------       -----------
  End of year............     $223,989       $122,464,171       $741,568       $2,768,614        $ 8,306       $10,368,615
                              ========       ============       ========       ==========        =======       ===========

                           HARTFORD U.S.
                             GOVERNMENT
                           SECURITIES HLS
                              FUND (4)
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (5,172)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         2,474
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        42,195
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        39,497
                             ----------
UNIT TRANSACTIONS:
  Purchases..............         5,890
  Net transfers..........     1,147,380
  Surrenders for benefit
   payments and fees.....      (349,803)
  Net Annuity
   Transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       803,467
                             ----------
  Net increase (decrease)
   in net assets.........       842,964
NET ASSETS:
  Beginning of year......       --
                             ----------
  End of year............    $  842,964
                             ==========

(4)  From inception, April 30, 2002 to December 31, 2002.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                           HARTFORD VALUE   HUNTINGTON     HUNTINGTON VA
                           HARTFORD VALUE  OPPORTUNITIES   INCOME EQUITY  DIVIDEND CAPTURE
                              HLS FUND      HLS FUND (4)     FUND (7)         FUND (7)
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (220)        $  (16)        $   161         $   189
  Capital gains income...      --              --              --             --
  Net realized gain
   (loss) on security
   transactions..........       (1,819)             1          --                   1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (8,779)           149             (37)            (33)
                              --------         ------         -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (10,818)           134             124             157
                              --------         ------         -------         -------
UNIT TRANSACTIONS:
  Purchases..............      --              --              17,041           6,553
  Net transfers..........       14,181          7,250             910           7,788
  Surrenders for benefit
   payments and fees.....       (6,100)            (3)             (3)            (69)
  Net Annuity
   Transactions..........      --              --              --             --
                              --------         ------         -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        8,081          7,247          17,948          14,272
                              --------         ------         -------         -------
  Net increase (decrease)
   in net assets.........       (2,737)         7,381          18,072          14,429
NET ASSETS:
  Beginning of year......       34,245         --              --             --
                              --------         ------         -------         -------
  End of year............     $ 31,508         $7,381         $18,072         $14,429
                              ========         ======         =======         =======

(4)  From inception, April 30, 2002 to December 31, 2002.
(7)  From inception, September 19, 2002 to December 31, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                             HUNTINGTON VA    HUNTINGTON VA  HUNTINGTON VA    MFS CAPITAL
                            HUNTINGTON VA   MID CORP AMERICA   NEW ECONOMY   ROTATING INDEX  OPPORTUNITIES  MFS EMERGING
                           GROWTH FUND (7)      FUND (7)        FUND (7)        FUND (7)        SERIES      GROWTH SERIES
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ----------------  -------------  --------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................      $   (1)          $   (17)         $   (2)        $   (17)      $  (172,212)   $  (185,796)
  Capital gains income...      --               --               --              --               --             --
  Net realized gain
   (loss) on security
   transactions..........      --               --               --              --            (1,044,355)    (1,786,840)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (121)              (27)            (31)           (120)       (3,721,978)    (4,164,867)
                               ------           -------          ------         -------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (122)              (44)            (33)           (137)       (4,938,545)    (6,137,503)
                               ------           -------          ------         -------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............         875            11,717             870           9,135         1,089,251        766,055
  Net transfers..........       3,081             3,718             952           3,445        (1,835,495)    (2,122,289)
  Surrenders for benefit
   payments and fees.....          (2)               (2)         --                  (2)         (771,423)      (858,787)
  Net Annuity
   Transactions..........      --               --               --              --                 9,913          9,965
                               ------           -------          ------         -------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,954            15,433           1,822          12,578        (1,507,754)    (2,205,056)
                               ------           -------          ------         -------       -----------    -----------
  Net increase (decrease)
   in net assets.........       3,832            15,389           1,789          12,441        (6,446,299)    (8,342,559)
NET ASSETS:
  Beginning of year......      --               --               --              --            16,704,564     18,574,736
                               ------           -------          ------         -------       -----------    -----------
  End of year............      $3,832           $15,389          $1,789         $12,441       $10,258,265    $10,232,177
                               ======           =======          ======         =======       ===========    ===========


                            MFS GLOBAL
                           EQUITY SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (9,004)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (3,376)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (137,245)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (149,625)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      331,533
  Net transfers..........      435,366
  Surrenders for benefit
   payments and fees.....      (45,720)
  Net Annuity
   Transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      721,179
                            ----------
  Net increase (decrease)
   in net assets.........      571,554
NET ASSETS:
  Beginning of year......    1,015,489
                            ----------
  End of year............   $1,587,043
                            ==========

(4)  From inception, April 30, 2002 to December 31, 2002.
(7)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                            MFS INVESTORS
                           MFS HIGH INCOME  GROWTH STOCK   MFS INVESTORS  MFS MID CAP
                               SERIES          SERIES      TRUST SERIES     GROWTH
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  -------------  -------------  -----------
OPERATIONS:
  Net investment income
   (loss)................    $   437,927     $  (203,941)   $  (107,967)  $   (92,608)
  Capital gains income...       --               --             --            --
  Net realized gain
   (loss) on security
   transactions..........        (38,331)       (510,316)      (384,086)     (181,782)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (214,224)     (4,418,385)    (2,872,866)   (3,625,688)
                             -----------     -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        185,372      (5,132,642)    (3,364,919)   (3,900,078)
                             -----------     -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      3,188,645       1,690,213      1,679,797     2,559,189
  Net transfers..........      3,416,259        (765,028)       126,622     2,103,349
  Surrenders for benefit
   payments and fees.....       (765,085)       (795,206)      (677,989)     (500,205)
  Net Annuity
   Transactions..........       --                 8,331        --             (1,033)
                             -----------     -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      5,839,819         138,310      1,128,430     4,161,300
                             -----------     -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........      6,025,191      (4,994,332)    (2,236,489)      261,222
NET ASSETS:
  Beginning of year......      6,334,561      17,717,134     14,522,796     6,823,252
                             -----------     -----------    -----------   -----------
  End of year............    $12,359,752     $12,722,802    $12,286,307   $ 7,084,474
                             ===========     ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                                                MERRILL LYNCH     MARSICO
                                                                MERRILL LYNCH     LARGE CAP    INTERNATIONAL
                               MFS NEW       MFS TOTAL RETURN   GLOBAL GROWTH    GROWTH V.I.   OPPORTUNITIES  NATIONS HIGH
                           DISCOVERY SERIES       SERIES       V.I. FUND (8,9)    FUND (10)      PORTFOLIO     YIELD BOND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ----------------  ----------------  ---------------  -------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   (96,943)      $    18,879         $   (18)       $   (287)     $   (8,168)    $  366,310
  Capital gains income...       --                 415,943         --               --             --             --
  Net realized gain
   (loss) on security
   transactions..........       (145,251)          (74,659)        --               (8,104)         (3,389)        (4,077)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (2,561,742)       (2,804,275)           (614)          3,346         (46,614)      (250,810)
                             -----------       -----------         -------        --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (2,803,936)       (2,444,112)           (632)         (5,045)        (58,171)       111,423
                             -----------       -----------         -------        --------      ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      2,546,479        16,506,598          14,065         118,214       1,646,653      2,094,921
  Net transfers..........      1,026,418        14,667,715         --              (13,318)        942,052      2,920,994
  Surrenders for benefit
   payments and fees.....       (468,302)       (2,066,299)             (3)           (856)        (93,078)      (103,951)
  Net Annuity
   Transactions..........         13,222              (851)        --               --             --             --
                             -----------       -----------         -------        --------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,117,817        29,107,163          14,062         104,040       2,495,627      4,911,964
                             -----------       -----------         -------        --------      ----------     ----------
  Net increase (decrease)
   in net assets.........        313,881        26,663,051          13,430          98,995       2,437,456      5,023,387
NET ASSETS:
  Beginning of year......      7,307,374        24,553,363         --               16,067         114,071      1,190,907
                             -----------       -----------         -------        --------      ----------     ----------
  End of year............    $ 7,621,255       $51,216,414         $13,430        $115,062      $2,551,527     $6,214,294
                             ===========       ===========         =======        ========      ==========     ==========


                              NATIONS
                           INTERNATIONAL
                               VALUE
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $    5,522
  Capital gains income...       41,493
  Net realized gain
   (loss) on security
   transactions..........        2,183
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (640,981)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (591,783)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      786,763
  Net transfers..........    1,851,239
  Surrenders for benefit
   payments and fees.....     (135,040)
  Net Annuity
   Transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,502,962
                            ----------
  Net increase (decrease)
   in net assets.........    1,911,179
NET ASSETS:
  Beginning of year......    1,226,984
                            ----------
  End of year............   $3,138,163
                            ==========

(8)  From inception, November 1, 1999 to December 31, 2002.
(9) Formerly Merrill Lynch Global Growth Focus Fund Sub-Account. Change effective May 1, 2002.
(10) Formerly Merrill Lynch Large Cap Growth Focus Fund Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS CAPITAL
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (54,208)     $   23,004       $   (4,393)
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........         (5,143)         (6,566)          (3,266)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (766,821)       (319,463)         (97,313)
                              ----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (826,172)       (303,025)        (104,972)
                              ----------      ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      2,986,044       1,761,688          773,809
  Net transfers..........      3,767,484         701,250          484,430
  Surrenders for benefit
   payments and fees.....       (251,745)        (68,477)          (7,345)
  Net Annuity
   Transactions..........       --               --              --
                              ----------      ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      6,501,783       2,394,461        1,250,894
                              ----------      ----------       ----------
  Net increase (decrease)
   in net assets.........      5,675,611       2,091,436        1,145,922
NET ASSETS:
  Beginning of year......      1,357,355       1,345,555          148,952
                              ----------      ----------       ----------
  End of year............     $7,032,966      $3,436,991       $1,294,874
                              ==========      ==========       ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                  NATIONS MARSICO                    NATIONS SMALL
                              NATIONS MARSICO      21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE
                           GROWTH PORTFOLIO (11)     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------------  ---------------  ----------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $  (47,459)         $  (16,725)       $  (32,332)     $  (27,609)    $   19,876
  Capital gains income...        --                    --               --                 1,670        --
  Net realized gain
   (loss) on security
   transactions..........          (14,588)             (6,933)           (4,312)        (19,158)       (17,808)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (657,178)           (119,598)         (642,962)       (459,070)      (528,102)
                                ----------          ----------        ----------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (719,225)           (143,256)         (679,606)       (504,167)      (526,034)
                                ----------          ----------        ----------      ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............        1,619,950             323,327         2,968,072       2,191,636      3,148,042
  Net transfers..........        2,434,920             904,224         2,301,066       1,792,939      2,433,548
  Surrenders for benefit
   payments and fees.....         (194,221)            (79,892)          (98,366)        (93,843)       (85,338)
  Net Annuity
   Transactions..........        --                    --               --               --             --
                                ----------          ----------        ----------      ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        3,860,649           1,147,659         5,170,772       3,890,732      5,496,252
                                ----------          ----------        ----------      ----------     ----------
  Net increase (decrease)
   in net assets.........        3,141,424           1,004,403         4,491,166       3,386,565      4,970,218
NET ASSETS:
  Beginning of year......        1,437,475             491,113           575,869         672,935      1,093,276
                                ----------          ----------        ----------      ----------     ----------
  End of year............       $4,578,899          $1,495,516        $5,067,035      $4,059,500     $6,063,494
                                ==========          ==========        ==========      ==========     ==========


                              JENNISON 20/20        JENNISON
                           FOCUS PORTFOLIO (12)  PORTFOLIO (13)
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................        $ (3,805)         $  (14,228)
  Capital gains income...        --                   --
  Net realized gain
   (loss) on security
   transactions..........         (24,831)           (163,266)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (53,308)           (219,493)
                                 --------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         (81,944)           (396,987)
                                 --------          ----------
UNIT TRANSACTIONS:
  Purchases..............          32,120              10,600
  Net transfers..........         (18,898)            (51,401)
  Surrenders for benefit
   payments and fees.....         (17,086)           (268,634)
  Net Annuity
   Transactions..........        --                   --
                                 --------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (3,864)           (309,435)
                                 --------          ----------
  Net increase (decrease)
   in net assets.........         (85,808)           (706,422)
NET ASSETS:
  Beginning of year......         276,422           1,248,195
                                 --------          ----------
  End of year............        $190,614          $  541,773
                                 ========          ==========

(11) Formerly Nations Marsico Growth & Income Portfolio Sub-Account. Change effective May 1, 2002.
(12) Formerly Prudential 20/20 Focus Portfolio Sub-Account. Change effective May 1, 2002.
(13) Formerly Prudential Jennison Portfolio Sub-Account. Change effective May 1, 2002.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                                               SP JENNISON     SALOMON BROTHERS
                           PRUDENTIAL VALUE   INTERNATIONAL    VARIABLE CAPITAL
                              PORTFOLIO      GROWTH PORTFOLIO        FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (2,597)          $  (20)         $  (22,075)
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........       (35,103)              (8)            (31,817)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (31,567)            (349)           (732,543)
                              ---------           ------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (69,267)            (377)           (786,435)
                              ---------           ------          ----------
UNIT TRANSACTIONS:
  Purchases..............        54,311          --                  133,736
  Net transfers..........        59,393          --                 (178,445)
  Surrenders for benefit
   payments and fees.....      (110,135)             (13)           (134,731)
  Net Annuity
   Transactions..........       --               --                 --
                              ---------           ------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         3,569              (13)           (179,440)
                              ---------           ------          ----------
  Net increase (decrease)
   in net assets.........       (65,698)            (390)           (965,875)
NET ASSETS:
  Beginning of year......       217,515            1,578           3,127,237
                              ---------           ------          ----------
  End of year............     $ 151,817           $1,188          $2,161,362
                              =========           ======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                                                                   STI CLASSIC VT
                           SALOMON BROTHERS   SALOMON BROTHERS   SALOMON BROTHERS     CAPTIAL        STI CLASSIC VT
                            VARIABLE HIGH    VARIABLE INVESTORS   VARIABLE TOTAL    APPRECIATION    GROWTH & INCOME
                           YIELD BOND FUND          FUND           RETURN FUND        FUND (7)          FUND (7)
                             SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ------------------  ----------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $ 10,318           $    (374)         $    279         $   (147)         $    22
  Capital gains income...       --                 --                 --               --               --
  Net realized gain
   (loss) on security
   transactions..........          (661)            (19,136)           (2,736)              (1)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (207)           (172,377)          (28,146)          (2,352)            (455)
                               --------           ---------          --------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,450            (191,887)          (30,603)          (2,500)            (433)
                               --------           ---------          --------         --------          -------
UNIT TRANSACTIONS:
  Purchases..............         2,100              26,830             8,610           95,943           24,379
  Net transfers..........        (7,002)             52,091            (4,028)          16,020           19,274
  Surrenders for benefit
   payments and fees.....        (8,685)            (53,543)          (18,374)             (15)              (8)
  Net Annuity
   Transactions..........       --                 --                 --               --               --
                               --------           ---------          --------         --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (13,587)             25,378           (13,792)         111,948           43,645
                               --------           ---------          --------         --------          -------
  Net increase (decrease)
   in net assets.........        (4,137)           (166,509)          (44,395)         109,448           43,212
NET ASSETS:
  Beginning of year......       183,465             806,526           374,645          --               --
                               --------           ---------          --------         --------          -------
  End of year............      $179,328           $ 640,017          $330,250         $109,448          $43,212
                               ========           =========          ========         ========          =======


                           STI CLASSIC VT  STI CLASSIC VT
                           MID-CAP EQUITY   VALUE INCOME
                              FUND (7)     STOCK FUND (7)
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $   (29)        $    (4)
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........      --              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (417)           (125)
                              -------         -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (446)           (129)
                              -------         -------
UNIT TRANSACTIONS:
  Purchases..............      20,268          21,906
  Net transfers..........       7,326             541
  Surrenders for benefit
   payments and fees.....          (3)             (1)
  Net Annuity
   Transactions..........      --              --
                              -------         -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      27,591          22,446
                              -------         -------
  Net increase (decrease)
   in net assets.........      27,145          22,317
NET ASSETS:
  Beginning of year......      --              --
                              -------         -------
  End of year............     $27,145         $22,317
                              =======         =======

(7)  From inception, September 19, 2002 to December 31, 2002.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                             AIM V.I.
                            AGGRESSIVE    AIM V.I. BASIC  AIM V.I. BLUE CHIP
                            GROWTH FUND     VALUE FUND           FUND
                           SUB-ACCOUNT**  SUB-ACCOUNT**     SUB-ACCOUNT**
                           -------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (195)     $    (1,030)      $    (2,111)
  Capital gains income...      --              --               --
  Net realized gain
   (loss) on security
   transactions..........           2               26                61
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       2,711           74,539            41,056
                             --------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,518           73,535            39,006
                             --------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............     168,077        1,325,256           874,859
  Net transfers..........       7,090          491,842           130,948
  Surrenders for benefit
   and payments and
   fees..................         (17)          (5,179)           (1,733)
  Net annuity
   transactions..........      --              --               --
                             --------      -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     175,150        1,811,919         1,004,074
                             --------      -----------       -----------
  Net increase (decrease)
   in net assets.........     177,668        1,885,454         1,043,080
NET ASSETS:
  Beginning of period....      --              --               --
                             --------      -----------       -----------
  End of period..........    $177,668      $ 1,885,454       $ 1,043,080
                             ========      ===========       ===========

 **  From inception, September 20, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                           AIM V.I. CAPITAL  AIM V.I. DENT     AIM V.I.                       AIM V. I.
                             APPRECIATION     DEMOGRAPHIC     GOVERNMENT     AIM V.I. HIGH  INTERNATIONAL  AIM V.I. MIDCAP
                                 FUND         TRENDS FUND   SECURITIES FUND   YIELD FUND     EQUITY FUND     EQUITY FUND
                             SUB-ACCOUNT!    SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT!   SUB-ACCOUNT**   SUB-ACCOUNT**
                           ----------------  -------------  ---------------  -------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (2,503)      $   (260)       $ 16,260        $ 23,796       $   (123)       $   (922)
  Capital gains income...        109,366         --             --               --                534         --
  Net realized gain
   (loss) on security
   transactions..........             49             (5)            330              98         22,166          29,557
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (92,565)         6,837         (23,087)        (25,218)          (314)         24,829
                              ----------       --------        --------        --------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         14,347          6,572          (6,497)         (1,324)        22,263          53,464
                              ----------       --------        --------        --------       --------        --------
UNIT TRANSACTIONS:
  Purchases..............        756,805         95,427         412,649         106,240         19,843         605,139
  Net transfers..........        729,611         38,404         363,222         121,955        (21,984)         68,794
  Surrenders for benefit
   and payments and
   fees..................        (10,547)        (1,209)         (9,822)         (1,027)           (19)         (2,608)
  Net annuity
   transactions..........       --               --             --               --             --             --
                              ----------       --------        --------        --------       --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,475,869        132,622         766,049         227,168         (2,160)        671,325
                              ----------       --------        --------        --------       --------        --------
  Net increase (decrease)
   in net assets.........      1,490,216        139,194         759,552         225,844         20,103         724,789
NET ASSETS:
  Beginning of period....       --               --             --               --             --             --
                              ----------       --------        --------        --------       --------        --------
  End of period..........     $1,490,216       $139,194        $759,552        $225,844       $ 20,103        $724,789
                              ==========       ========        ========        ========       ========        ========


                           AIM V.I. VALUE
                                FUND
                            SUB-ACCOUNT!
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (3,290)
  Capital gains income...        21,761
  Net realized gain
   (loss) on security
   transactions..........          (694)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (7,398)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        10,379
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       927,183
  Net transfers..........       373,147
  Surrenders for benefit
   and payments and
   fees..................        (7,161)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,293,169
                             ----------
  Net increase (decrease)
   in net assets.........     1,303,548
NET ASSETS:
  Beginning of period....       --
                             ----------
  End of period..........    $1,303,548
                             ==========

  !  From inception, May 5, 2001 to December 31, 2001.
 **  From inception, September 20, 2001 to December 31, 2001.

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                               AMERICAN
                                FUNDS         AMERICAN FUNDS
                           ASSET ALLOCATION  BLUE CHIP INCOME  AMERICAN FUNDS
                                 FUND        AND GROWTH FUND     BOND FUND
                             SUB-ACCOUNT      SUB-ACCOUNT***    SUB-ACCOUNT
                           ----------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   256,640        $    4,427      $   615,518
  Capital gains income...        728,725          --                --
  Net realized gain
   (loss) on security
   transactions..........        (10,540)          (29,495)             498
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (992,669)           36,943          295,484
                             -----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (17,844)           11,875          911,500
                             -----------        ----------      -----------
UNIT TRANSACTIONS:
  Purchases..............      7,644,439         3,180,361        8,863,904
  Net transfers..........      5,916,335         1,470,053        9,535,360
  Surrenders for benefit
   and payments and
   fees..................       (916,613)          (22,343)      (1,007,284)
  Net annuity
   transactions..........       --                --                --
                             -----------        ----------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     12,644,161         4,628,071       17,391,980
                             -----------        ----------      -----------
  Net increase (decrease)
   in net assets.........     12,626,317         4,639,946       18,303,480
NET ASSETS:
  Beginning of period....      8,403,611          --             10,242,926
                             -----------        ----------      -----------
  End of period..........    $21,029,928        $4,639,946      $28,546,406
                             ===========        ==========      ===========

***  From inception, July 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                                                                                                           AMERICAN FUNDS
                           AMERICAN FUNDS                  AMERICAN FUNDS  AMERICAN FUNDS                   GLOBAL SMALL
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME   INTERNATIONAL   AMERICAN FUNDS  CAPITALIZATION
                                FUND        GROWTH FUND         FUND            FUND       NEW WORLD FUND       FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  (105,155)    $   (809,562)   $    401,345    $   (187,113)    $  (40,547)     $  (45,723)
  Capital gains income...     1,338,204       24,107,516       8,771,422       6,201,513        --              465,642
  Net realized gain
   (loss) on security
   transactions..........       229,669         (746,572)         (1,453)      3,615,273         74,549         416,073
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (3,664,997)     (40,915,102)     (7,948,888)    (10,899,391)      (155,900)     (1,351,464)
                            -----------     ------------    ------------    ------------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,202,279)     (18,363,720)      1,222,426      (1,269,718)      (121,898)       (515,472)
                            -----------     ------------    ------------    ------------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     2,352,041       33,906,339      34,052,051       7,198,101        397,658       1,450,446
  Net transfers..........     3,832,020       17,101,729      23,461,334       5,704,914        245,648         604,084
  Surrenders for benefit
   and payments and
   fees..................    (1,101,009)      (3,623,215)     (4,899,264)     (3,527,940)       (79,785)       (557,001)
  Net annuity
   transactions..........       --               271,527         343,638          33,678        --               21,963
                            -----------     ------------    ------------    ------------     ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,083,052       47,656,380      52,957,759       9,408,753        563,521       1,519,492
                            -----------     ------------    ------------    ------------     ----------      ----------
  Net increase (decrease)
   in net assets.........     2,880,773       29,292,660      54,180,185       8,139,035        441,623       1,004,020
NET ASSETS:
  Beginning of period....    14,130,159       77,236,099      60,711,174      19,232,055      3,085,230       6,813,825
                            -----------     ------------    ------------    ------------     ----------      ----------
  End of period..........   $17,010,932     $106,528,759    $114,891,359    $ 27,371,090     $3,526,853      $7,817,845
                            ===========     ============    ============    ============     ==========      ==========


                           FRANKLIN REAL
                            ESTATE FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   45,416
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         (716)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      124,980
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      169,680
                            ----------
UNIT TRANSACTIONS:
  Purchases..............    1,245,465
  Net transfers..........    1,158,074
  Surrenders for benefit
   and payments and
   fees..................      (40,360)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,363,179
                            ----------
  Net increase (decrease)
   in net assets.........    2,532,859
NET ASSETS:
  Beginning of period....      884,860
                            ----------
  End of period..........   $3,417,719
                            ==========

***  From inception, July 5, 2001 to December 31, 2001.

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               FRANKLIN
                                               STRATEGIC         FRANKLIN
                           FRANKLIN SMALL  INCOME SECURITIES    TECHNOLOGY
                              CAP FUND           FUND         SECURITIES FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (129,300)      $  170,465        $  (11,112)
  Capital gains income...       --              --                 --
  Net realized gain
   (loss) on security
   transactions..........        35,322              147            (9,907)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,960,134)         (84,679)         (181,485)
                            -----------       ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (2,054,112)          85,933          (202,504)
                            -----------       ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............     3,322,456        2,019,107           564,849
  Net transfers..........     2,124,914        1,375,023           511,867
  Surrenders for benefit
   and payments and
   fees..................      (631,989)        (256,426)           (7,640)
  Net annuity
   transactions..........         2,156         --                 --
                            -----------       ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,817,537        3,137,704         1,069,076
                            -----------       ----------        ----------
  Net increase (decrease)
   in net assets.........     2,763,425        3,223,637           866,572
NET ASSETS:
  Beginning of period....    12,205,489        1,719,988           369,361
                            -----------       ----------        ----------
  End of period..........   $14,968,914       $4,943,625        $1,235,933
                            ===========       ==========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                                                 TEMPLETON
                            FRANKLIN MUTUAL     DEVELOPING                                                   TEMPLETON
                           SHARES SECURITIES      MARKETS      TEMPLETON INTERNATIONAL  TEMPLETON ASSET  GROWTH SECURITIES
                                 FUND         SECURITIES FUND      SECURITIES FUND       STRATEGY FUND         FUND
                              SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ---------------  -----------------------  ---------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    15,253        $ (3,259)           $    42,996          $   (1,154)       $   12,577
  Capital gains income...         532,125         --                   1,141,640             267,322           781,626
  Net realized gain
   (loss) on security
   transactions..........         (26,428)         35,897                993,602                 818           335,814
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (290,055)        (54,303)            (2,110,383)           (591,024)         (908,851)
                              -----------        --------            -----------          ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         230,895         (21,665)                67,855            (324,038)          221,166
                              -----------        --------            -----------          ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............       6,092,378         126,179              1,097,953             429,538         1,831,818
  Net transfers..........       8,248,553         150,342              1,481,472             412,835         2,558,404
  Surrenders for benefit
   and payments and
   fees..................        (572,820)        (45,419)              (684,783)           (177,905)         (653,308)
  Net annuity
   transactions..........        --               --                       2,590             --               --
                              -----------        --------            -----------          ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      13,768,111         231,102              1,897,232             664,468         3,736,914
                              -----------        --------            -----------          ----------        ----------
  Net increase (decrease)
   in net assets.........      13,999,006         209,437              1,965,087             340,430         3,958,080
NET ASSETS:
  Beginning of period....       4,597,160         665,627              5,059,637           2,580,601         3,428,454
                              -----------        --------            -----------          ----------        ----------
  End of period..........     $18,596,166        $875,064            $ 7,024,724          $2,921,031        $7,386,534
                              ===========        ========            ===========          ==========        ==========


                           HARTFORD ADVISERS  HARTFORD BOND
                               HLS FUND         HLS FUND
                              SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $    96,321      $   37,880
  Capital gains income...         469,529         --
  Net realized gain
   (loss) on security
   transactions..........          (8,316)         (1,196)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,009,803)        106,116
                              -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (452,269)        142,800
                              -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............       4,809,611       3,536,155
  Net transfers..........       4,724,133       3,782,910
  Surrenders for benefit
   and payments and
   fees..................        (594,177)        (98,031)
  Net annuity
   transactions..........          12,741         --
                              -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       8,952,308       7,221,034
                              -----------      ----------
  Net increase (decrease)
   in net assets.........       8,500,039       7,363,834
NET ASSETS:
  Beginning of period....       6,580,098         513,864
                              -----------      ----------
  End of period..........     $15,080,137      $7,877,698
                              ===========      ==========

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                           APPRECIATION HLS   AND GROWTH HLS    HARTFORD FOCUS
                                 FUND              FUND            HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ----------------  -----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $   (60,373)       $   31,883        $  --
  Capital gains income...      3,017,196           121,490           --
  Net realized gain
   (loss) on security
   transactions..........        (64,793)           (8,842)          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,849,996)         (221,046)                3
                             -----------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (957,966)          (76,515)                3
                             -----------        ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............      5,861,706         1,699,095           --
  Net transfers..........      2,672,603         1,940,270                49
  Surrenders for benefit
   and payments and
   fees..................       (991,258)          (45,627)          --
  Net annuity
   transactions..........          4,630          --                 --
                             -----------        ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,547,681         3,593,738                49
                             -----------        ----------        ----------
  Net increase (decrease)
   in net assets.........      6,589,715         3,517,223                52
NET ASSETS:
  Beginning of period....      8,155,802           852,781           --
                             -----------        ----------        ----------
  End of period..........    $14,745,517        $4,370,004        $       52
                             ===========        ==========        ==========

  *

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________

                                                               HARTFORD GLOBAL
                                              HARTFORD GLOBAL     FINANCIAL                      HARTFORD GLOBAL
                            HARTFORD GLOBAL   COMMUNICATIONS    SERVICES HLS    HARTFORD GLOBAL    LEADERS HLS    HARTFORD GLOBAL
                           ADVISERS HLS FUND     HLS FUND           FUND          HEALTH HLS          FUND        TECHNOLOGY HLS
                              SUB-ACCOUNT      SUB-ACCOUNT*     SUB-ACCOUNT*      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (2,985)          -$-              $  (107)        $ (9,369)       $   (25,338)      $  (8,780)
  Capital gains income...        25,592           --               --               --                  32,972         --
  Net realized gain
   (loss) on security
   transactions..........        (9,068)          --               --                (7,473)          (185,350)        (75,290)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (48,234)              30            (1,092)          40,564           (505,902)       (144,085)
                               --------            -----           -------         --------        -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (34,695)              30            (1,199)          23,722           (683,618)       (228,155)
                               --------            -----           -------         --------        -----------       ---------
UNIT TRANSACTIONS:
  Purchases..............        55,229           --                 2,725          245,716            321,146         125,111
  Net transfers..........        (4,826)             790            22,397          117,043           (455,671)        128,873
  Surrenders for benefit
   and payments and
   fees..................      (105,362)          --               --               (79,041)          (343,580)       (104,885)
  Net annuity
   transactions..........       --                --               --               --                --               --
                               --------            -----           -------         --------        -----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (54,959)             790            25,122          283,718           (478,105)        149,099
                               --------            -----           -------         --------        -----------       ---------
  Net increase (decrease)
   in net assets.........       (89,654)             820            23,923          307,440         (1,161,723)        (79,056)
NET ASSETS:
  Beginning of period....       496,636           --               --               546,298          3,596,998         725,586
                               --------            -----           -------         --------        -----------       ---------
  End of period..........      $406,982            $ 820           $23,923         $853,738        $ 2,435,275       $ 646,530
                               ========            =====           =======         ========        ===========       =========


                           HARTFORD GROWTH
                           AND INCOME HLS
                                FUND
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (13,114)
  Capital gains income...        48,099
  Net realized gain
   (loss) on security
   transactions..........       (35,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (126,297)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (126,340)
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       132,859
  Net transfers..........       268,915
  Surrenders for benefit
   and payments and
   fees..................       (43,660)
  Net annuity
   transactions..........       --
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       358,114
                             ----------
  Net increase (decrease)
   in net assets.........       231,774
NET ASSETS:
  Beginning of period....       794,384
                             ----------
  End of period..........    $1,026,158
                             ==========

  *

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                              HARTFORD
                              HARTFORD      HARTFORD    INTERNATIONAL CAPITAL
                           HIGH YIELD HLS   INDEX HLS       APPRECIATION
                                FUND          FUND            HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT*
                           --------------  -----------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................    $     (862)   $   (8,230)          $ (2)
  Capital gains income...       --             36,687        --
  Net realized gain
   (loss) on security
   transactions..........        (1,229)      (21,067)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................           625      (288,657)           145
                             ----------    ----------           ----
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (1,466)     (281,267)           143
                             ----------    ----------           ----
UNIT TRANSACTIONS:
  Purchases..............        53,978       405,214        --
  Net transfers..........         8,709       315,593            838
  Surrenders for benefit
   and payments and
   fees..................        (1,508)     (197,386)       --
  Net annuity
   transactions..........       --             --            --
                             ----------    ----------           ----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        61,179       523,421            838
                             ----------    ----------           ----
  Net increase (decrease)
   in net assets.........        59,713       242,154            981
NET ASSETS:
    Beginning of
     period..............        34,534     2,085,710        --
                             ----------    ----------           ----
    End of period........    $   94,247    $2,327,864           $981
                             ==========    ==========           ====

  *  From inception, May 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                                                HARTFORD       HARTFORD      HARTFORD         HARTFORD          HARTFORD
                               HARTFORD        MIDCAP HLS    MIDCAP VALUE  MONEY MARKET  MORTGAGE SECURITIES  SMALL COMPANY
                             INTERNATIONAL        FUND         HLS FUND      HLS FUND         HLS FUND          HLS FUND
                           OPPORTUNITIES HLS   SUB-ACCOUNT   SUB-ACCOUNT*  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ------------  ------------  -------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $  (14,965)      $  (66,497)     $  (139)    $   782,186        $ 12,345         $  (23,565)
  Capital gains income...        199,452          681,058       --                 428        --                  132,298
  Net realized gain
   (loss) on security
   transactions..........        (13,164)         (56,371)        (301)        --                   42            (82,058)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (495,523)        (885,569)       2,482         --                  (61)          (371,541)
                              ----------       ----------      -------     -----------        --------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (324,200)        (327,379)       2,042         782,614          12,326           (344,866)
                              ----------       ----------      -------     -----------        --------         ----------
UNIT TRANSACTIONS:
  Purchases..............        302,289          695,500       12,958      49,713,779         132,393            501,168
  Net transfers..........        102,176          306,164       53,347       5,102,504         198,422            (13,345)
  Surrenders for benefit
   and payments and
   fees..................        (86,773)        (454,149)          (2)    (19,363,934)        (15,265)          (234,075)
  Net annuity
   transactions..........          3,341          --            --             --             --                  --
                              ----------       ----------      -------     -----------        --------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        321,033          547,515       66,303      35,452,349         315,550            253,748
                              ----------       ----------      -------     -----------        --------         ----------
  Net increase (decrease)
   in net assets.........         (3,167)         220,136       68,345      36,234,963         327,876            (91,118)
NET ASSETS:
    Beginning of
     period..............      1,546,231        5,134,915       --          26,846,006          86,548          2,228,211
                              ----------       ----------      -------     -----------        --------         ----------
    End of period........     $1,543,064       $5,355,051      $68,345     $63,080,969        $414,424         $2,137,093
                              ==========       ==========      =======     ===========        ========         ==========


                           HARTFORD STOCK
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (43,396)
  Capital gains income...       689,055
  Net realized gain
   (loss) on security
   transactions..........      (109,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (1,780,606)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (1,244,888)
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     3,402,202
  Net transfers..........     1,764,718
  Surrenders for benefit
   and payments and
   fees..................      (848,036)
  Net annuity
   transactions..........       --
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,318,884
                            -----------
  Net increase (decrease)
   in net assets.........     3,073,996
NET ASSETS:
    Beginning of
     period..............     7,545,132
                            -----------
    End of period........   $10,619,128
                            ===========

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                   MFS
                           HARTFORD VALUE        CAPITAL         MFS EMERGING
                              HLS FUND     OPPORTUNITIES SERIES  GROWTH SERIES
                            SUB-ACCOUNT*       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  --------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (21)         $  (221,511)       $  (260,898)
  Capital gains income...         124            1,358,619          1,258,324
  Net realized gain
   (loss) on security
   transactions..........           1             (163,059)           (67,169)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,713           (5,756,833)        (9,463,016)
                              -------          -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,817           (4,782,784)        (8,532,759)
                              -------          -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............      --                3,730,360          2,693,889
  Net transfers..........      32,428            2,890,028          3,214,819
  Surrenders for benefit
   and payments and
   fees..................      --                 (803,637)        (1,217,499)
  Net annuity
   transactions..........      --                    2,316            --
                              -------          -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      32,428            5,819,067          4,691,209
                              -------          -----------        -----------
  Net increase (decrease)
   in net assets.........      34,245            1,036,283         (3,841,550)
NET ASSETS:
  Beginning of period....      --               15,668,281         22,416,286
                              -------          -----------        -----------
  End of period..........     $34,245          $16,704,564        $18,574,736
                              =======          ===========        ===========

  *  From inception, September 20, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                                                               MFS              MFS            MFS            MFS
                            MFS GLOBAL      MFS HIGH     INVESTORS GROWTH    INVESTORS       MID CAP     NEW DISCOVERY
                           EQUITY SERIES  INCOME SERIES    STOCK SERIES    TRUST SERIES   GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  ----------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (10,790)    $  261,388      $  (199,142)     $  (111,491)   $  (54,418)    $  (81,690)
  Capital gains income...        1,062        --               127,261          322,708        35,483        186,960
  Net realized gain
   (loss) on security
   transactions..........         (277)        (5,535)          37,692          (42,222)      (85,139)       (33,015)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (102,100)      (294,495)      (4,252,909)      (2,451,586)     (522,459)      (396,811)
                            ----------     ----------      -----------      -----------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (112,105)       (38,642)      (4,287,098)      (2,282,591)     (626,533)      (324,556)
                            ----------     ----------      -----------      -----------    ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      108,363      1,452,362        4,826,013        3,204,298     2,837,154      1,141,791
  Net transfers..........       72,809      2,237,277        2,935,770        3,172,386     3,243,092      1,270,617
  Surrenders for benefit
   and payments and
   fees..................      (37,295)      (299,253)        (678,798)        (405,009)      (93,504)      (285,170)
  Net annuity
   transactions..........      --             --                 5,694          --              2,295        --
                            ----------     ----------      -----------      -----------    ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      143,877      3,390,386        7,088,679        5,971,675     5,989,037      2,127,238
                            ----------     ----------      -----------      -----------    ----------     ----------
  Net increase (decrease)
   in net assets.........       31,772      3,351,744        2,801,581        3,689,084     5,362,504      1,802,682
NET ASSETS:
  Beginning of period....      983,717      2,982,817       14,915,553       10,833,712     1,460,748      5,504,692
                            ----------     ----------      -----------      -----------    ----------     ----------
  End of period..........   $1,015,489     $6,334,561      $17,717,134      $14,522,796    $6,823,252     $7,307,374
                            ==========     ==========      ===========      ===========    ==========     ==========


                             MFS TOTAL
                           RETURN SERIES
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $    37,104
  Capital gains income...       353,519
  Net realized gain
   (loss) on security
   transactions..........        (7,113)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (312,712)
                            -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        70,798
                            -----------
UNIT TRANSACTIONS:
  Purchases..............     8,013,327
  Net transfers..........     9,431,153
  Surrenders for benefit
   and payments and
   fees..................      (589,551)
  Net annuity
   transactions..........         6,380
                            -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,861,309
                            -----------
  Net increase (decrease)
   in net assets.........    16,932,107
NET ASSETS:
  Beginning of period....     7,621,256
                            -----------
  End of period..........   $24,553,363
                            ===========

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                             NATIONS MARSICO
                            MERRILL LYNCH     INTERNATIONAL     NATIONS
                           LARGE CAP GROWTH   OPPORTUNITIES    HIGH YIELD
                              FOCUS FUND        PORTFOLIO      PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT*    SUB-ACCOUNT*
                           ----------------  ---------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $  (209)         $   (288)      $   90,963
  Capital gains income...      --                     20          --
  Net realized gain
   (loss) on security
   transactions..........         (503)              (15)             126
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (1,307)            1,502          (77,901)
                               -------          --------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (2,019)            1,219           13,188
                               -------          --------       ----------
UNIT TRANSACTIONS:
  Purchases..............      --                 40,730          788,156
  Net transfers..........      --                 73,774          397,658
  Surrenders for benefit
   and payments and
   fees..................       (1,377)           (1,652)          (8,095)
  Net annuity
   transactions..........      --                --               --
                               -------          --------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,377)          112,852        1,177,719
                               -------          --------       ----------
  Net increase (decrease)
   in net assets.........       (3,396)          114,071        1,190,907
NET ASSETS:
  Beginning of period....       19,463           --               --
                               -------          --------       ----------
  End of period..........      $16,067          $114,071       $1,190,907
                               =======          ========       ==========

  *  From inception, May 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                              NATIONS                                              NATIONS
                              NATIONS         MARSICO           NATIONS          NATIONS           MARSICO            NATIONS
                           INTERNATIONAL  FOCUSED EQUITIES  ASSET ALLOCATION  CAPITAL GROWTH  GROWTH AND INCOME    MARSICO 21ST
                            VALUE FUND       PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO      CENTURY PORTFOLIO
                           SUB-ACCOUNT*     SUB-ACCOUNT*      SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT*       SUB-ACCOUNT*
                           -------------  ----------------  ----------------  --------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $    1,240       $   (6,459)       $   18,835        $   (660)       $   (6,658)         $ (2,097)
  Capital gains income...        5,861         --                --               --               --                 --
  Net realized gain
   (loss) on security
   transactions..........       (5,454)          (2,724)              (11)            (66)           (3,982)              410
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (27,110)          (8,483)          (42,573)         (2,672)            6,931             3,636
                            ----------       ----------        ----------        --------        ----------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (25,463)         (17,666)          (23,749)         (3,398)           (3,709)            1,949
                            ----------       ----------        ----------        --------        ----------          --------
UNIT TRANSACTIONS:
  Purchases..............      737,661          696,998         1,030,567         138,388           816,730           312,454
  Net transfers..........      524,063          693,236           356,699          16,511           628,877           177,044
  Surrenders for benefit
   and payments and
   fees..................       (9,277)         (15,213)          (17,962)         (2,549)           (4,423)             (334)
  Net annuity
   transactions..........      --              --                --               --               --                 --
                            ----------       ----------        ----------        --------        ----------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,252,447        1,375,021         1,369,304         152,350         1,441,184           489,164
                            ----------       ----------        ----------        --------        ----------          --------
  Net increase (decrease)
   in net assets.........    1,226,984        1,357,355         1,345,555         148,952         1,437,475           491,113
NET ASSETS:
  Beginning of period....      --              --                --               --               --                 --
                            ----------       ----------        ----------        --------        ----------          --------
  End of period..........   $1,226,984       $1,357,355        $1,345,555        $148,952        $1,437,475          $491,113
                            ==========       ==========        ==========        ========        ==========          ========


                              NATIONS
                           MIDCAP GROWTH
                             PORTFOLIO
                           SUB-ACCOUNT*
                           -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (2,351)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (4,768)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,050)
                             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (8,169)
                             --------
UNIT TRANSACTIONS:
  Purchases..............     338,275
  Net transfers..........     251,634
  Surrenders for benefit
   and payments and
   fees..................      (5,871)
  Net annuity
   transactions..........      --
                             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     584,038
                             --------
  Net increase (decrease)
   in net assets.........     575,869
NET ASSETS:
  Beginning of period....      --
                             --------
  End of period..........    $575,869
                             ========

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                              NATIONS       NATIONS
                           SMALL COMPANY     VALUE      PRUDENTIAL 20/20
                             PORTFOLIO     PORTFOLIO    FOCUS PORTFOLIO
                           SUB-ACCOUNT*   SUB-ACCOUNT*    SUB-ACCOUNT
                           -------------  ------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (3,205)    $    3,195       $ (1,741)
  Capital gains income...        2,618        --               1,334
  Net realized gain
   (loss) on security
   transactions..........          113        (10,263)        (1,632)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       32,300         14,604         (5,763)
                             ---------     ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       31,826          7,536         (7,802)
                             ---------     ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      384,429        670,506         72,329
  Net transfers..........      261,539        423,383        167,598
  Surrenders for benefit
   and payments and
   fees..................       (4,859)        (8,149)        (9,480)
  Net annuity
   transactions..........      --             --             --
                             ---------     ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      641,109      1,085,740        230,447
                             ---------     ----------       --------
  Net increase (decrease)
   in net assets.........      672,935      1,093,276        222,645
NET ASSETS:
  Beginning of period....      --             --              53,777
                             ---------     ----------       --------
  End of period..........    $ 672,935     $1,093,276       $276,422
                             =========     ==========       ========

  *  From inception, May 5, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                                                                       JENNISON                               SALOMON BROTHERS
                           PRUDENTIAL JENNISON    PRUDENTIAL     INTERNATIONAL GROWTH    SALOMON BROTHERS      VARIABLE HIGH
                                PORTFOLIO       VALUE PORTFOLIO       PORTFOLIO        VARIABLE CAPITAL FUND  YIELD BOND FUND
                               SUB-ACCOUNT       SUB-ACCOUNT*        SUB-ACCOUNT*           SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------  ---------------  --------------------  ---------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $  (11,584)         $    (132)           $   (9)             $  (13,330)           $ 12,822
  Capital gains income...           6,017              9,615          --                        34,923             --
  Net realized gain
   (loss) on security
   transactions..........          (9,184)               (23)               (1)                 (7,945)                 15
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (131,907)           (13,293)             (142)                (30,297)             (9,988)
                               ----------          ---------            ------              ----------            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (146,658)            (3,833)             (152)                (16,649)              2,849
                               ----------          ---------            ------              ----------            --------
UNIT TRANSACTIONS:
  Purchases..............         554,727            176,647             1,730                 747,085              10,860
  Net transfers..........         430,994             45,517          --                       618,434             114,182
  Surrenders for benefit
   and payments and
   fees..................         (28,282)              (816)         --                      (244,953)             (6,909)
  Net annuity
   transactions..........        --                  --               --                     --                    --
                               ----------          ---------            ------              ----------            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         957,439            221,348             1,730               1,120,566             118,133
                               ----------          ---------            ------              ----------            --------
  Net increase (decrease)
   in net assets.........         810,781            217,515             1,578               1,103,917             120,982
NET ASSETS:
  Beginning of period....         437,414            --               --                     2,023,320              62,483
                               ----------          ---------            ------              ----------            --------
  End of period..........      $1,248,195          $ 217,515            $1,578              $3,127,237            $183,465
                               ==========          =========            ======              ==========            ========

                           SALOMON BROTHERS  SALOMON BROTHERS
                               VARIABLE       VARIABLE TOTAL
                            INVESTORS FUND     RETURN FUND
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................      $ (3,057)         $  3,304
  Capital gains income...         9,055           --
  Net realized gain
   (loss) on security
   transactions..........        (6,052)             (562)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (52,964)           (9,679)
                               --------          --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (53,018)           (6,937)
                               --------          --------
UNIT TRANSACTIONS:
  Purchases..............       351,370           121,897
  Net transfers..........       219,179            21,183
  Surrenders for benefit
   and payments and
   fees..................      (134,507)         (117,030)
  Net annuity
   transactions..........       --                --
                               --------          --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       436,042            26,050
                               --------          --------
  Net increase (decrease)
   in net assets.........       383,024            19,113
NET ASSETS:
  Beginning of period....       423,502           355,532
                               --------          --------
  End of period..........      $806,526          $374,645
                               ========          ========

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

 1.  ORGANIZATION:

    Separate Account Seven ("the Account") is a separate investment account within Hartford Life Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds ("the Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2002.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deductions and Charges--Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-96 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
AIM V.I. Aggressive Growth Fund.........  $    2,190,036  $      412,360
AIM V.I. Basic Value Fund...............      13,078,977       1,454,419
AIM V.I. Blue Chip Fund.................       3,635,850         697,344
AIM V.I. Capital Appreciation Fund......       2,968,731       1,262,958
AIM V.I. Dent Demographic Trends Fund...         679,205          52,796
AIM V.I. Government Securities Fund.....      52,208,972      19,602,376
AIM V.I. High Yield Fund................         531,244          57,379
AIM V.I. International Growth Fund......     131,836,364     132,163,066
AIM V.I. Mid Cap Core Equity Fund.......       9,549,866       1,018,021
AIM V.I. Premier Equity Fund............       6,275,706       1,150,876
American Funds Asset Allocation Fund....      40,197,073       4,676,927
American Funds Blue Chip Income and
 Growth Fund............................      26,788,684       3,092,632
American Funds Bond Fund................      40,700,785       6,340,221
American Funds Global Growth Fund.......      25,063,272      16,532,307
American Funds Growth Fund..............      53,281,413      14,625,649
American Funds Growth-Income Fund.......      68,847,575      15,212,325
American Funds International Fund.......     229,066,747     225,968,881
American Funds New World Fund...........      80,382,168      78,881,301
American Funds Small Capitalization
 Fund...................................       9,889,752       7,494,780
Franklin Income Securities Fund.........       5,906,957         198,543
Franklin Large Cap Growth Securities
 Fund...................................         599,881          17,304
Franklin Real Estate Fund...............       5,317,014       3,050,193
Franklin Small Cap Fund.................       9,332,372       4,248,720
Franklin Strategic Income Fund..........       7,934,998       1,441,326
Franklin Technology Securities Fund.....       1,091,826         243,001
Franklin Mutual Shares Securities
 Fund...................................      28,626,955       4,241,131
Templeton Developing Securities Fund....      50,942,414      50,679,373
Templeton Foreign Securities Fund.......     126,774,547     124,236,785
Templeton Global Asset Allocation
 Fund...................................         742,791         842,695
Templeton Growth Securities Fund........      13,110,601       9,714,379
Hartford Advisers HLS Fund..............      15,669,645       3,963,968
Hartford Bond HLS Fund..................      24,901,952       3,296,496
Hartford Capital Appreciation HLS
 Fund...................................      13,618,327       2,827,765
Hartford Dividend and Growth HLS Fund...      11,261,607       1,093,910
Hartford Focus HLS Fund.................             587               4
Hartford Global Advisers HLS Fund.......          10,535          87,388
Hartford Global Communications HLS
 Fund...................................             461             482
Hartford Global Financial Services HLS
 Fund...................................          46,995          21,359
Hartford Global Health HLS Fund.........         140,909         202,541
Hartford Global Leaders HLS Fund........         124,144         419,697
Hartford Global Technology HLS Fund.....          45,674         104,034
Hartford Growth and Income HLS Fund.....         146,181         193,713
Hartford Growth Opportunities HLS
 Fund...................................           7,250              18
Hartford High Yield HLS Fund............         260,708          32,338
Hartford Index HLS Fund.................         136,889         878,669
Hartford International Capital
 Appreciation...........................             473             935
Hartford International Opportunities HLS
 Fund...................................       1,693,970         391,343
Hartford MidCap HLS Fund................          69,208         779,528

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Hartford MidCap Value HLS Fund..........  $      217,260  $       37,981
Hartford Money Market HLS Fund..........     738,979,731     679,597,163
Hartford Mortgage Securities HLS Fund...         458,113         156,511
Hartford Small Company HLS Fund.........       1,979,738         419,500
Hartford SmallCap Growth HLS Fund.......          10,950              85
Hartford Stock HLS Fund.................       4,944,816       2,075,303
Hartford U.S. Government Securities HLS
 Fund...................................       1,285,191         486,899
Hartford Value HLS Fund.................          17,214           9,354
Hartford Value Opportunities HLS Fund...           7,250              19
Huntington Income Equity Fund...........          18,140              30
Huntington VA Dividend Capture Fund.....          14,549              90
Huntington VA Growth Fund...............           3,956               3
Huntington VA Mid Corp America Fund.....          15,433              19
Huntington VA New Economy Fund..........           1,822               1
Huntington VA Rotating Index Fund.......          12,579              16
MFS Capital Opportunities Series........       2,281,099       3,961,080
MFS Emerging Growth Series..............       2,498,498       4,889,322
MFS Global Equity Series................       5,647,997       4,935,812
MFS High Income Series..................       9,124,230       2,846,479
MFS Investors Growth Stock Series.......       3,333,889       3,399,529
MFS Investors Trust Series..............       4,454,183       3,433,744
MFS Mid Cap Growth......................       5,630,005       1,561,324
MFS New Discovery Series................       4,423,024       1,402,151
MFS Total Return Series.................      34,180,140       4,638,178
Merrill Lynch Global Growth V.I. Fund...          14,083              29
Merrill Lynch Large Cap Growth V.I.
 Fund...................................         118,212          14,401
Marsico International Opportunities
 Portfolio..............................       2,619,222         131,771
Nations High Yield Bond.................       5,657,780         379,503
Nations International Value.............       2,928,433         378,459
Nations Marsico Focused Equities
 Portfolio..............................       7,038,854         591,250
Nations Asset Allocation Portfolio......       2,907,364         489,889
Nations Capital Growth Portfolio........       1,325,930          79,434
Nations Marsico Growth Portfolio........       4,391,812         578,617
Nations Marsico 21st Century
 Portfolio..............................       1,446,880         315,949
Nations Midcap Growth Portfolio.........       5,522,535         384,125
Nations Small Company Portfolio.........       4,199,825         335,022
Nations Value Portfolio.................       6,162,269         646,150
Jennison 20/20 Focus Portfolio..........         118,413         126,068
Jennison Portfolio......................         168,044         491,704
Prudential Value Portfolio..............         136,716         135,750
SP Jennison International Growth
 Portfolio..............................               0              32
Salomon Brothers Variable Capital
 Fund...................................         303,551         505,061
Salomon Brothers Variable High Yield
 Bond Fund..............................          29,995          33,265
Salomon Brothers Variable Investors
 Fund...................................         176,358         151,361
Salomon Brothers Variable Total Return
 Fund...................................          60,758          74,270
STI Classic VT Capital Appreciation
 Fund...................................         112,073             273
STI Classic VT Growth & Income Fund.....          43,797             128
STI Classic VT Mid-Cap Equity Fund......          27,606              44
STI Classic VT Value Income Stock
 Fund...................................          22,447               6
                                          --------------  --------------
                                          $1,980,761,055  $1,463,597,410
                                          ==============  ==============

_____________________________________ SA-98 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2002 was as follows:

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
AIM V.I. Aggressive Growth Fund....    2,235,780      398,063          1,837,717
AIM V.I. Basic Value Fund..........   13,580,753    1,936,453         11,644,300
AIM V.I. Blue Chip Fund............    3,728,823      692,564          3,036,259
AIM V.I. Capital Appreciation
 Fund..............................    3,004,712    1,207,408          1,797,304
AIM V.I. Dent Demographic Trends
 Fund..............................      674,169       42,615            631,554
AIM V.I. Government Securities
 Fund..............................   51,479,644   20,770,339         30,709,305
AIM V.I. High Yield Fund...........      615,461       68,368            547,093
AIM V.I. International Growth
 Fund..............................  139,413,671  138,704,282            709,389
AIM V.I. Mid Cap Core Equity
 Fund..............................    9,124,421    1,002,755          8,121,666
AIM V.I. Premier Equity Fund.......    7,017,548    1,153,964          5,863,584
American Funds Asset Allocation
 Fund..............................    4,611,282      767,038          3,844,244
American Funds Blue Chip Income and
 Growth Fund.......................   34,683,447    4,175,009         30,508,438
American Funds Bond Fund...........    4,070,980    1,025,591          3,045,389
American Funds Global Growth
 Fund..............................    3,365,111    2,259,535          1,105,576
American Funds Growth Fund.........    8,206,183    3,198,297          5,007,886
American Funds Growth-Income
 Fund..............................    9,080,031    3,193,449          5,886,582
American Funds International
 Fund..............................   29,700,666   29,241,475            459,191
American Funds New World Fund......    9,322,006    9,145,091            176,915
American Funds Small Capitalization
 Fund..............................    1,190,568      896,760            293,808
Franklin Income Securities Fund....      654,994       16,864            638,130
Franklin Large Cap Growth
 Securities Fund...................       69,620        1,195             68,425
Franklin Real Estate Fund..........      432,493      266,672            165,821
Franklin Small Cap Fund............    1,237,928      597,247            640,681
Franklin Strategic Income Fund.....      777,377      164,063            613,314
Franklin Technology Securities
 Fund..............................      423,955       73,246            350,709
Franklin Mutual Shares Securities
 Fund..............................    2,913,051      631,814          2,281,237
Templeton Developing Securities
 Fund..............................    7,404,157    7,321,548             82,609
Templeton Foreign Securities
 Fund..............................   16,391,758   15,843,833            547,925
Templeton Global Asset Allocation
 Fund..............................       79,958       94,017            (14,059)
Templeton Growth Securities Fund...    1,401,600    1,017,492            384,108
Hartford Advisers HLS Fund.........   17,898,621    4,909,224         12,989,397
Hartford Bond HLS Fund.............   23,624,766    3,941,074         19,683,692
Hartford Capital Appreciation HLS
 Fund..............................   19,380,444    5,127,935         14,252,509
Hartford Dividend and Growth HLS
 Fund..............................   13,309,720    2,008,766         11,300,954
Hartford Focus HLS Fund............          705      --                     705
Hartford Global Advisers HLS
 Fund..............................        8,311       60,604            (52,293)
Hartford Global Communications HLS
 Fund..............................          993        1,157               (164)
Hartford Global Financial Services
 HLS Fund..........................       48,988       22,500             26,488
Hartford Global Health HLS Fund....       87,367      149,340            (61,973)
Hartford Global Leaders HLS Fund...      107,889      337,580           (229,691)
Hartford Global Technology HLS
 Fund..............................      129,558      304,975           (175,417)
Hartford Growth and Income HLS
 Fund..............................      142,468      206,438            (63,970)
Hartford Growth Opportunities HLS
 Fund..............................        9,680      --                   9,680
Hartford High Yield HLS Fund.......      256,376       29,530            226,846
Hartford Index HLS Fund............       25,782      231,307           (205,525)
Hartford International Capital
 Appreciation HLS Fund.............          599        1,241               (642)
Hartford International
 Opportunities HLS Fund............    2,316,763      514,483          1,802,280

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                        UNITS        UNITS             NET
FUND                                   ISSUED      REDEEMED    INCREASE (DECREASE)
----                                 -----------  -----------  -------------------
Hartford MidCap HLS Fund...........       55,102      360,632           (305,530)
Hartford MidCap Value HLS Fund.....      235,028       39,357            195,671
Hartford Money Market HLS Fund.....  746,808,026  690,989,413         55,818,613
Hartford Mortgage Securities HLS
 Fund..............................      174,926       63,911            111,015
Hartford Small Company HLS Fund....    2,652,246      619,115          2,033,131
Hartford SmallCap Growth HLS
 Fund..............................       11,372            8             11,364
Hartford Stock HLS Fund............    6,976,646    3,172,892          3,803,754
Hartford U.S. Government Securities
 HLS Fund..........................    1,272,781      484,777            788,004
Hartford Value HLS Fund............       18,694       11,469              7,225
Hartford Value Opportunities HLS
 Fund..............................        9,283      --                   9,283
Huntington Income Equity Fund......        1,778      --                   1,778
Huntington VA Dividend Capture
 Fund..............................        1,418            6              1,412
Huntington VA Growth Fund..........          374      --                     374
Huntington VA Mid Corp America
 Fund..............................        1,519      --                   1,519
Huntington VA New Economy Fund.....          180      --                     180
Huntington VA Rotating Index
 Fund..............................        1,203      --                   1,203
MFS Capital Opportunities Series...      422,165      619,820           (197,655)
MFS Emerging Growth Series.........      507,525      860,908           (353,383)
MFS Global Equity Series...........      639,926      552,514             87,412
MFS High Income Series.............    1,011,140      372,930            638,210
MFS Investors Growth Stock
 Series............................      635,358      591,341             44,017
MFS Investors Trust Series.........      719,899      561,218            158,681
MFS Mid Cap Growth.................    1,251,722      413,680            838,042
MFS New Discovery Series...........      515,638      169,947            345,691
MFS Total Return Series............    3,577,243      761,637          2,815,606
Merrill Lynch Global Growth V.I.
 Fund..............................        2,091      --                   2,091
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       16,742        1,982             14,760
Marsico International Opportunities
 Portfolio.........................    3,229,531      150,930          3,078,601
Nations High Yield Bond............    5,565,034      598,983          4,966,051
Nations International Value........    3,640,380      717,996          2,922,384
Nations Marsico Focused Equities
 Portfolio.........................    8,981,244    1,175,026          7,806,218
Nations Asset Allocation
 Portfolio.........................    3,294,118      414,273          2,879,845
Nations Capital Growth Portfolio...    2,038,214       84,541          1,953,673
Nations Marsico Growth Portfolio...    5,373,493      748,569          4,624,924
Nations Marsico 21st Century
 Portfolio.........................    1,720,811      382,518          1,338,293
Nations Midcap Growth Portfolio....    9,596,283      892,446          8,703,837
Nations Small Company Portfolio....    5,439,488      550,943          4,888,545
Nations Value Portfolio............    8,117,634      966,233          7,151,401
Jennison 20/20 Focus Portfolio.....      115,419      148,378            (32,959)
Jennison Portfolio.................      173,038      461,294           (288,256)
Prudential Value Portfolio.........      163,521      183,185            (19,664)
SP Jennison International Growth
 Portfolio.........................      --                23                (23)
Salomon Brothers Variable Capital
 Fund..............................      347,577      516,080           (168,503)
Salomon Brothers Variable High
 Yield Bond Fund...................       19,384       33,009            (13,625)
Salomon Brothers Variable Investors
 Fund..............................      216,577      182,814             33,763
Salomon Brothers Variable Total
 Return Fund.......................       47,953       62,111            (14,158)
STI Classic VT Capital Appreciation
 Fund..............................       10,855      --                  10,855
STI Classic VT Growth & Income
 Fund..............................        4,140      --                   4,140
STI Classic VT Mid-Cap Equity
 Fund..............................        2,699      --                   2,699
STI Classic VT Value Income Stock
 Fund..............................        2,081      --                   2,081

____________________________________ SA-100 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002
 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
AIM V.I. AGGRESSIVE GROWTH FUND
  2002  Lowest contract charges        302,772  $ 0.900389    $    272,613     1.39%     --           (23.74)%
        Highest contract charges         8,890    0.892186           7,931     0.94%     --            (3.52)%
        Remaining contract
        charges                      1,676,626      --           1,502,335     --        --           --
  2001  Lowest contract charges         47,821    1.180687          56,461     0.33%     --            18.07%
        Highest contract charges           345    1.178713             407     0.49%     --            17.87%
        Remaining contract
        charges                        102,407      --             120,800     --        --           --
AIM V.I. BASIC VALUE FUND
  2002  Lowest contract charges          5,529    0.904142           4,999     0.95%     --           (22.88)%
        Highest contract charges       126,999    0.890762         113,126     0.93%     --            (4.57)%
        Remaining contract
        charges                     13,122,948      --          11,752,150     --        --           --
  2001  Lowest contract charges        458,044    1.170960         536,352     0.36%       0.20%       17.10%
        Highest contract charges        97,071    1.169003         113,476     0.47%       0.19%       16.90%
        Remaining contract
        charges                      1,056,058      --           1,235,626     --        --           --
AIM V.I. BLUE CHIP FUND
  2002  Lowest contract charges        794,226    0.866808         688,442     1.39%     --           (27.19)%
        Highest contract charges        19,290    0.858902          16,568     0.96%     --            (5.31)%
        Remaining contract
        charges                      3,099,544      --           2,674,760     --        --           --
  2001  Lowest contract charges        150,346    1.190472         178,983     0.35%       0.02%       19.05%
        Highest contract charges           362    1.188482             431     0.50%       0.02%       18.85%
        Remaining contract
        charges                        726,092      --             863,666     --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2002  Lowest contract charges          1,902    0.941523           1,791     0.90%     --           (25.07)%
        Highest contract charges        10,036    0.638670           6,410     1.00%     --            (3.98)%
        Remaining contract
        charges                      3,042,360      --           2,639,549     --        --           --
  2001  Lowest contract charges        126,447    1.254982         158,688     0.36%     --            25.50%
        Highest contract charges        22,375    0.863085          19,311     1.31%     --           (13.69)%
        Remaining contract
        charges                      1,108,173      --           1,312,216     --        --           --
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  2002  Lowest contract charges        181,510    0.861731         156,413     1.39%     --           (33.14)%
        Highest contract charges         4,866    0.854591           4,158     1.73%     --           (33.58)%
        Remaining contract
        charges                        553,269      --             474,431     --        --           --
  2001  Lowest contract charges         11,288    1.288945          14,549     0.15%     --            28.89%
        Highest contract charges           354    1.286794             456     0.50%     --            28.68%
        Remaining contract
        charges                         96,449      --             124,188     --        --           --
AIM V.I. GOVERNMENT SECURITIES FUND
  2002  Lowest contract charges      5,888,813    1.080652       6,363,757     1.38%       4.44%        8.07%
        Highest contract charges        11,876    1.070119          12,709     0.88%      10.66%        3.30%
        Remaining contract
        charges                     25,568,627      --          27,493,195     --        --           --
  2001  Lowest contract charges        294,975    0.999945         294,959     0.37%       3.88%       (0.01)%
        Highest contract charges         9,892    0.998268           9,875     0.49%       4.73%       (0.17)%
        Remaining contract
        charges                        455,143      --             454,719     --        --           --

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
AIM V.I. HIGH YIELD FUND
  2002  Lowest contract charges        341,019  $ 0.872296    $    297,470     1.69%     --            (7.43)%
        Highest contract charges         9,079    0.866662           7,868     0.91%     --             4.08%
        Remaining contract
        charges                        436,970      --             379,187     --        --           --
  2001  Lowest contract charges         94,342    0.942259          88,895     1.10%      22.51%       (5.77)%
        Highest contract charges        97,924    0.940051          92,054     1.32%      24.50%       (5.99)%
        Remaining contract
        charges                         47,708      --              44,895     --        --           --
AIM V.I. INTERNATIONAL GROWTH FUND
  2002  Lowest contract charges         99,391    0.915485          90,991     1.37%       1.71%      (16.85)%
        Highest contract charges         3,783    0.907150           3,431     0.95%       0.99%       (7.64)%
        Remaining contract
        charges                        624,487      --             569,172     --        --           --
  2001  Lowest contract charges          4,491    1.100962           4,945     0.31%       1.31%       10.10%
        Highest contract charges         6,375    1.099736           7,010     0.43%       1.27%        9.97%
        Remaining contract
        charges                          7,407      --               8,148     --        --           --
AIM V.I. MID CAP CORE EQUITY FUND
  2002  Lowest contract charges         19,189    1.016105          19,498     0.93%     --           (11.94)%
        Highest contract charges         1,723    1.000434           1,724     0.78%     --            (1.31)%
        Remaining contract
        charges                      8,730,140      --           8,782,822     --        --           --
  2001  Lowest contract charges        150,846    1.152460         173,844     0.35%       0.28%       15.25%
        Highest contract charges        52,155    1.150530          60,006     0.42%       0.21%       15.05%
        Remaining contract
        charges                        426,384      --             490,939     --        --           --
AIM V.I. PREMIER EQUITY FUND
  2002  Lowest contract charges         11,292    0.807282           9,115     0.95%       0.43%      (30.92)%
        Highest contract charges        16,733    0.795329          13,308     0.97%       0.60%       (5.87)%
        Remaining contract
        charges                      7,229,914      --           5,252,154     --        --           --
  2001  Lowest contract charges        161,484    1.167129         188,473     0.36%       0.21%       16.71%
        Highest contract charges        97,812    0.881166          86,189     1.30%       0.24%      (11.88)%
        Remaining contract
        charges                      1,135,061      --           1,028,885     --        --           --
AMERICAN FUNDS ASSET ALLOCATION FUND
  2002  Lowest contract charges         11,558    9.421141         108,886     0.94%       6.80%      (13.21)%
        Highest contract charges        11,606    8.457210          98,158     0.95%       7.15%       (4.01)%
        Remaining contract
        charges                      5,930,973      --          51,011,360     --        --           --
  2001  Lowest contract charges        891,386    9.975280       8,891,824     1.37%       3.44%       (0.88)%
        Highest contract charges        66,383    9.861497         654,638     1.76%       1.18%       (3.42)%
        Remaining contract
        charges                      1,152,122      --          11,483,466     --        --           --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2002  Lowest contract charges         69,862    0.717667          50,138     0.94%       4.45%      (23.80)%
        Highest contract charges         3,233    0.704939           2,279     0.93%     --            (6.71)%
        Remaining contract
        charges                     35,378,981      --          25,106,764     --        --           --
  2001  Lowest contract charges      1,258,038    0.939729       1,182,215     0.65%       0.93%       (6.03)%
        Highest contract charges       524,336    0.936956         491,280     0.92%       0.95%       (6.30)%
        Remaining contract
        charges                      3,161,262      --           2,966,451     --        --           --

____________________________________ SA-102 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS BOND FUND
  2002  Lowest contract charges         12,134  $11.729397    $    142,328     0.94%       0.69%        3.06%
        Highest contract charges         1,469   10.865552          15,967     0.92%     --             6.62%
        Remaining contract
        charges                      5,607,900      --          63,480,647     --        --           --
  2001  Lowest contract charges      1,028,906   11.158333      11,480,874     1.37%       4.84%        6.64%
        Highest contract charges       127,876   11.031113       1,410,614     1.70%       1.56%        3.23%
        Remaining contract
        charges                      1,419,330      --          15,654,918     --        --           --
AMERICAN FUNDS GLOBAL GROWTH FUND
  2002  Lowest contract charges          2,390    7.931821          18,956     0.94%       0.63%      (15.45)%
        Highest contract charges         1,199    7.813756           9,369     0.93%     --             0.98%
        Remaining contract
        charges                      2,925,178      --          22,477,863     --        --           --
  2001  Lowest contract charges            120    9.380782           1,130     0.21%     --           (15.03)%
        Highest contract charges        48,387    9.352564         452,539     1.75%       1.10%      (20.41)%
        Remaining contract
        charges                      1,774,686      --          16,557,263     --        --           --
AMERICAN FUNDS GROWTH FUND
  2002  Lowest contract charges         17,733    8.077122         143,228     0.95%       0.05%      (25.17)%
        Highest contract charges         3,087    5.320989          16,426     0.88%       0.20%       (0.10)%
        Remaining contract
        charges                     15,553,643      --         114,499,384     --        --           --
  2001  Lowest contract charges          2,195   10.793870          23,691     0.88%       0.29%      (18.93)%
        Highest contract charges       294,561   10.288947       3,030,719     1.78%       0.27%      (24.38)%
        Remaining contract
        charges                     10,269,826      --         103,474,349     --        --           --
AMERICAN FUNDS GROWTH-INCOME FUND
  2002  Lowest contract charges         30,679    9.373211         287,564     0.94%       2.72%      (19.12)%
        Highest contract charges         3,390    8.293041          28,113     0.89%       6.90%       (3.56)%
        Remaining contract
        charges                     17,009,511      --         140,736,557     --        --           --
  2001  Lowest contract charges          1,947   11.588474          22,557     0.83%     --             1.59%
        Highest contract charges       402,520   10.207943       4,108,905     1.74%       0.85%       (3.33)%
        Remaining contract
        charges                     10,752,532      --         110,759,897     --        --           --
AMERICAN FUNDS INTERNATIONAL FUND
  2002  Lowest contract charges          3,437    7.131052          24,506     0.94%       2.85%      (15.65)%
        Highest contract charges           307    5.624453           1,725     0.92%     --            (3.00)%
        Remaining contract
        charges                      3,565,986      --          26,142,026     --        --           --
  2001  Lowest contract charges            391    8.453967           3,305     0.91%       0.84%      (20.65)%
        Highest contract charges        62,368    8.800789         548,888     1.74%       0.41%      (24.12)%
        Remaining contract
        charges                      3,047,778      --          26,818,897     --        --           --
AMERICAN FUNDS NEW WORLD FUND
  2002  Lowest contract charges        246,870    8.820144       2,177,433     1.40%       1.73%       (6.98)%
        Highest contract charges           604    8.654552           5,227     0.98%     --            (0.30)%
        Remaining contract
        charges                        303,130      --           2,630,450     --        --           --
  2001  Lowest contract charges        208,197    9.481613       1,974,042     1.38%       0.19%       (5.53)%
        Highest contract charges         3,864    9.373399          36,219     1.78%       0.20%      (10.41)%
        Remaining contract
        charges                        161,630      --           1,516,592     --        --           --

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2002  Lowest contract charges        466,524  $ 7.782819    $  3,630,872     1.40%       0.73%      (20.18)%
        Highest contract charges           644    5.671489           3,653     0.84%     --            (5.41)%
        Remaining contract
        charges                        632,927      --           4,752,760     --        --           --
  2001  Lowest contract charges        363,278    9.750312       3,542,075     1.38%       0.86%      (14.07)%
        Highest contract charges        13,586    9.638932         130,954     1.70%       0.46%      (18.13)%
        Remaining contract
        charges                        429,422      --           4,144,815     --        --           --
FRANKLIN INCOME SECURITIES FUND
  2002  Lowest contract charges         89,571    9.243280         827,934     0.93%       1.48%       (7.57)%
        Highest contract charges         2,347    9.189550          21,571     0.91%     --             4.80%
        Remaining contract
        charges                        546,213      --           5,032,998     --        --           --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2002  Lowest contract charges            219    8.312007           1,823     0.63%     --           (16.88)%
        Highest contract charges         3,381    8.241398          27,865     0.97%     --            (4.29)%
        Remaining contract
        charges                         64,826      --             535,712     --        --           --
FRANKLIN REAL ESTATE FUND
  2002  Lowest contract charges        192,809   12.284965       2,368,652     1.40%       2.77%        0.65%
        Highest contract charges           449   12.054495           5,415     0.91%     --            (5.17)%
        Remaining contract
        charges                        257,305      --           3,074,728     --        --           --
  2001  Lowest contract charges         88,039   12.205308       1,074,540     1.37%       3.71%        6.38%
        Highest contract charges         8,895   12.066122         107,329     1.74%     --             3.94%
        Remaining contract
        charges                        187,809      --           2,235,850     --        --           --
FRANKLIN SMALL CAP FUND
  2002  Lowest contract charges          1,139    7.906886           9,005     0.94%       0.22%      (29.36)%
        Highest contract charges         5,259    8.073574          42,458     0.96%     --            (1.45)%
        Remaining contract
        charges                      1,950,845      --          14,988,683     --        --           --
  2001  Lowest contract charges            102   11.193018           1,137     0.64%     --           (16.05)%
        Highest contract charges        17,907   11.566880         207,129     1.77%       0.27%      (21.27)%
        Remaining contract
        charges                      1,298,555      --          14,760,648     --        --
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2002  Lowest contract charges          2,280   11.624901          26,501     0.95%       0.01%        4.12%
        Highest contract charges           351   10.654942           3,736     0.84%     --             7.84%
        Remaining contract
        charges                      1,068,471      --          11,905,547     --        --           --
  2001  Lowest contract charges        193,158   10.866369       2,098,930     1.37%       5.70%        3.05%
        Highest contract charges         6,744   10.742457          72,450     1.75%      13.60%       (1.10)%
        Remaining contract
        charges                        257,884      --           2,772,245     --        --           --
FRANKLIN TECHNOLOGY SECURITIES FUND
  2002  Lowest contract charges        227,883    2.203764         502,199     1.40%     --           (44.69)%
        Highest contract charges         1,546    2.171610           3,357     0.99%     --            (5.11)%
        Remaining contract
        charges                        428,441      --             958,075     --        --           --
  2001  Lowest contract charges        153,948    3.984026         613,333     1.38%     --           (30.57)%
        Highest contract charges        10,639    3.955422          42,083     1.81%     --           (41.08)%
        Remaining contract
        charges                        142,573      --             580,517     --        --           --

____________________________________ SA-104 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
FRANKLIN MUTUAL SHARES SECURITIES FUND
  2002  Lowest contract charges          7,555  $11.243085    $     84,947     0.94%       1.20%      (12.65)%
        Highest contract charges         1,086    9.488086          10,303     0.93%     --            (2.94)%
        Remaining contract
        charges                      3,893,203      --          38,606,090     --        --           --
  2001  Lowest contract charges             89   12.870679           1,152     0.65%     --             6.03%
        Highest contract charges        46,888   11.415795         535,263     1.76%       0.39%       (0.04)%
        Remaining contract
        charges                      1,573,633      --          18,059,751     --        --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2002  Lowest contract charges         90,575    6.913177         626,163     1.40%       1.65%       (1.35)%
        Highest contract charges           501    6.783293           3,402     0.97%     --            (0.77)%
        Remaining contract
        charges                        115,733      --             803,199     --        --           --
  2001  Lowest contract charges         67,339    7.008039         471,911     1.38%       1.04%       (9.36)%
        Highest contract charges           239    6.927973           1,653     1.81%     --           (16.88)%
        Remaining contract
        charges                         56,622      --             401,500     --        --           --
TEMPLETON FOREIGN SECURITIES FUND
  2002  Lowest contract charges             68    7.362715             498     0.73%     --           (19.33)%
        Highest contract charges           820    6.886804           5,644     0.96%     --            (9.09)%
        Remaining contract
        charges                      1,355,333      --           9,412,485     --        --           --
  2001  Lowest contract charges        288,512    8.740011       2,521,601     1.38%       2.87%      (17.16)%
        Highest contract charges         1,766    8.640238          15,258     1.80%       5.39%      (17.26)%
        Remaining contract
        charges                        518,017      --           4,487,865     --        --           --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2002  Lowest contract charges          2,583    9.373724          24,209     0.95%       2.19%       (5.29)%
        Highest contract charges         3,069    8.821303          27,077     2.00%       1.74%       (6.28)%
        Remaining contract
        charges                        288,113      --           2,570,687     --        --           --
  2001  Lowest contract charges        142,846    9.521245       1,360,074     1.38%       1.32%      (11.20)%
        Highest contract charges         3,161    9.412598          29,755     1.65%       1.85%      (11.87)%
        Remaining contract
        charges                        161,817      --           1,531,201     --        --           --
TEMPLETON GROWTH SECURITIES FUND
  2002  Lowest contract charges        375,559    8.311222       3,121,354     1.40%       2.29%      (19.62)%
        Highest contract charges         4,136    8.155183          33,733     0.96%     --            (8.93)%
        Remaining contract
        charges                        721,916      --           5,927,471     --        --           --
  2001  Lowest contract charges        266,440   10.340363       2,755,091     1.38%       1.88%       (2.68)%
        Highest contract charges        13,545   10.222412         138,462     1.76%       0.58%       (3.82)%
        Remaining contract
        charges                        437,519      --           4,492,981     --        --           --
HARTFORD ADVISERS HLS FUND
  2002  Lowest contract charges      7,695,775    0.939556       7,230,611     1.40%       2.81%      (15.18)%
        Highest contract charges         8,294    0.798483           6,623     1.00%       3.06%       (2.01)%
        Remaining contract
        charges                     19,788,410      --          15,938,469     --        --           --
  2001  Lowest contract charges      7,825,629    1.107730       8,668,684     1.38%       2.07%       (6.14)%
        Highest contract charges       324,094    0.948949         307,549     1.32%       2.44%       (5.11)%
        Remaining contract
        charges                      6,353,361      --           6,103,905     --        --           --

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
HARTFORD BOND HLS FUND
  2002  Lowest contract charges      1,492,806  $ 1.292850    $  1,929,974     1.40%       4.05%        8.30%
        Highest contract charges       166,880    1.114483         185,985     0.97%     --             5.97%
        Remaining contract
        charges                     25,410,762      --          28,484,190     --        --           --
  2001  Lowest contract charges      1,109,349    1.193725       1,324,257     1.37%       3.90%        6.98%
        Highest contract charges       508,477    1.037260         527,422     1.31%       1.56%        3.73%
        Remaining contract
        charges                      5,768,931      --           6,026,018     --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges      6,347,688    1.099491       6,979,226     1.40%       0.45%      (21.00)%
        Highest contract charges       152,261    0.688373         104,812     0.97%       1.55%        1.63%
        Remaining contract
        charges                     20,442,571      --          14,353,216     --        --           --
  2001  Lowest contract charges      6,459,931    1.391694       8,990,248     1.38%       0.57%       (8.40)%
        Highest contract charges       174,500    0.878290         153,261     1.33%       0.71%      (12.17)%
        Remaining contract
        charges                      6,055,579      --           5,602,008     --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2002  Lowest contract charges      2,073,201    0.927337       1,922,556     1.40%       1.41%      (15.61)%
        Highest contract charges       548,354    0.789791         433,085     0.85%      10.84%       (3.79)%
        Remaining contract
        charges                     13,018,390      --          10,344,767     --        --           --
  2001  Lowest contract charges      1,652,693    1.098868       1,816,091     1.37%       1.82%       (5.54)%
        Highest contract charges       213,596    0.943379         201,502     1.31%       2.87%       (5.66)%
        Remaining contract
        charges                      2,472,704      --           2,352,410     --        --           --
HARTFORD FOCUS HLS FUND
  2002  Lowest contract charges            755    0.762917             576     1.38%     --           (25.81)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges             50    1.028346              52     0.32%       0.64%        2.83%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2002  Lowest contract charges        203,341    1.364277         277,413     1.40%     --           (10.41)%
        Highest contract charges        11,689    1.358095          15,874     1.55%     --           (10.55)%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges        248,377    1.522857         378,243     1.38%       0.56%       (7.72)%
        Highest contract charges         8,252    1.515441          12,505     1.59%       0.64%       (7.98)%
        Remaining contract
        charges                         10,693      --              16,233     --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2002  Lowest contract charges            993    0.492758             489     1.44%       0.44%      (30.48)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges          1,157    0.708772             820     0.87%       1.09%      (29.12)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --

____________________________________ SA-106 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2002  Lowest contract charges         51,683  $ 0.758027    $     39,177     1.40%       1.03%      (20.17)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges         25,195    0.949496          23,923     0.92%       0.43%       (5.05)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD GLOBAL HEALTH HLS FUND
  2002  Lowest contract charges        441,415    1.203047         531,044     1.40%     --           (18.31)%
        Highest contract charges         3,192    1.198431           3,826     1.59%     --           (18.48)%
        Remaining contract
        charges                         73,402      --              87,953     --        --           --
  2001  Lowest contract charges        461,055    1.472778         679,032     1.37%     --             0.44%
        Highest contract charges         4,751    1.466397           6,966     1.59%     --             6.09%
        Remaining contract
        charges                        114,177      --             167,740     --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2002  Lowest contract charges      1,309,655    1.161281       1,520,877     1.40%       0.65%      (20.82)%
        Highest contract charges           954    1.156831           1,103     1.53%       0.98%      (20.98)%
        Remaining contract
        charges                        120,586      --             139,401     --        --           --
  2001  Lowest contract charges      1,525,357    1.466613       2,237,108     1.39%       0.38%      (17.89)%
        Highest contract charges           674    1.463915             986     1.40%       0.93%      (17.15)%
        Remaining contract
        charges                        134,855      --             197,180     --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2002  Lowest contract charges      1,164,451    0.284643         331,453     1.41%     --           (39.55)%
        Highest contract charges         6,393    0.283547           1,813     1.62%     --           (39.67)%
        Remaining contract
        charges                         27,164      --               7,700     --        --           --
  2001  Lowest contract charges      1,267,220    0.470834         596,650     1.39%     --           (24.02)%
        Highest contract charges         4,184    0.469962           1,966     1.42%     --           (35.38)%
        Remaining contract
        charges                        102,020      --              47,914     --        --           --
HARTFORD GROWTH AND INCOME HLS FUND
  2002  Lowest contract charges        728,305    0.886037         645,305     1.40%       0.30%      (25.89)%
        Highest contract charges        66,247    0.882013          58,431     1.55%       0.28%      (26.00)%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges        778,701    1.195619         931,030     1.38%     --            (9.46)%
        Highest contract charges         7,723    1.189781           9,188     1.59%     --           (13.98)%
        Remaining contract
        charges                         72,098      --              85,940     --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2002  Lowest contract charges          9,680    0.766231           7,417     0.93%     --           (23.38)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD HIGH YIELD HLS FUND
  2002  Lowest contract charges        302,201    0.985301         297,759     1.39%       3.32%       (8.43)%
        Highest contract charges        12,284    0.980818          12,048     1.55%       5.47%       (8.57)%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges         72,545    1.075979          78,057     1.38%       0.08%        1.11%
        Highest contract charges        15,092    1.072706          16,190     1.54%       0.10%        0.96%
        Remaining contract
        charges                        --           --            --           --        --           --

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
HARTFORD INDEX HLS FUND
  2002  Lowest contract charges        312,278  $ 3.289057    $  1,027,100     1.41%       0.71%      (23.71)%
        Highest contract charges         1,594    3.276427           5,224     1.60%       0.96%      (23.86)%
        Remaining contract
        charges                         20,634      --              67,559     --        --           --
  2001  Lowest contract charges        517,338    4.311139       2,230,314     1.38%       0.88%      (13.69)%
        Highest contract charges         1,594    4.303187           6,861     1.45%       1.20%      (16.54)%
        Remaining contract
        charges                         21,100      --              90,689     --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2002  Lowest contract charges            509    0.694417             353     1.38%       0.13%      (18.55)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges          1,150    0.852561             981     0.87%       0.19%      (14.74)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2002  Lowest contract charges      1,117,042    0.711036         794,257     1.40%       1.55%      (19.26)%
        Highest contract charges        13,197    0.688939           9,092     0.91%       5.02%       (7.28)%
        Remaining contract
        charges                      2,431,833      --           1,682,703     --        --           --
  2001  Lowest contract charges      1,344,963    0.880594       1,184,367     1.38%       0.24%      (20.01)%
        Highest contract charges        18,056    0.860063          15,529     1.32%       0.02%      (13.99)%
        Remaining contract
        charges                        396,775      --             343,168     --        --           --
HARTFORD MIDCAP HLS FUND
  2002  Lowest contract charges      1,768,122    2.031603       3,592,123     1.40%     --           (15.61)%
        Highest contract charges       151,382    2.022393         306,155     1.56%     --           (15.74)%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges      2,037,726    2.407352       4,905,524     1.38%     --            (5.13)%
        Highest contract charges         4,054    2.395610           9,711     1.59%     --            (6.39)%
        Remaining contract
        charges                        183,254      --             439,816     --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2002  Lowest contract charges        173,855    0.846730         147,209     1.40%       0.15%      (14.42)%
        Highest contract charges        90,906    0.844609          76,780     1.53%       0.23%      (14.55)%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges         57,533    0.989394          56,923     0.87%       0.24%       (1.06)%
        Highest contract charges        11,556    0.988404          11,422     0.98%       0.25%       (1.16)%
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD MONEY MARKET HLS FUND
  2002  Lowest contract charges        137,967    1.097024         151,354     0.94%       1.37%        0.51%
        Highest contract charges        95,941    0.995768          95,535     0.97%       0.36%       (0.60)%
        Remaining contract
        charges                    114,098,761      --         122,217,282     --        --           --
  2001  Lowest contract charges          6,585    1.091492           7,188     0.48%       0.89%        2.89%
        Highest contract charges       846,534    1.005429         851,130     1.30%       1.48%        0.54%
        Remaining contract
        charges                     57,660,935      --          66,222,651     --        --           --

____________________________________ SA-108 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
HARTFORD MORTGAGE SECURITIES HLS FUND
  2002  Lowest contract charges        249,482  $ 2.708749    $    675,785     1.40%       3.09%        6.40%
        Highest contract charges        24,396    2.696501          65,783     1.55%       3.92%        6.24%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges        133,756    2.545922         340,533     1.37%       5.97%        5.82%
        Highest contract charges         3,920    2.541242           9,963     1.42%       4.98%        4.79%
        Remaining contract
        charges                         25,186      --              63,928     --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2002  Lowest contract charges      1,253,820    0.784994         984,241     1.40%     --           (31.36)%
        Highest contract charges        65,170    0.637706          41,559     0.90%     --            (6.61)%
        Remaining contract
        charges                      2,683,107      --           1,742,814     --        --           --
  2001  Lowest contract charges      1,261,358    1.143686       1,442,597     1.39%     --           (16.25)%
        Highest contract charges         6,935    0.936544           6,495     1.33%     --            (6.35)%
        Remaining contract
        charges                        700,675      --             688,002     --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2002  Lowest contract charges         11,364    0.730884           8,306     0.93%     --           (26.91)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD STOCK HLS FUND
  2002  Lowest contract charges      6,416,206    0.791128       5,076,040     1.40%       0.79%      (25.47)%
        Highest contract charges        10,000    0.660530           6,605     1.00%       2.64%       (4.29)%
        Remaining contract
        charges                      7,876,082      --           5,285,970     --        --           --
  2001  Lowest contract charges      6,823,699    1.061497       7,243,336     1.38%       0.66%      (13.61)%
        Highest contract charges       260,736    0.893374         232,935     1.33%       1.10%      (10.66)%
        Remaining contract
        charges                      3,414,098      --           3,142,857     --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2002  Lowest contract charges        775,536    1.069762         829,639     0.94%     --             6.98%
        Highest contract charges        12,468    1.068674          13,325     1.01%     --             6.87%
        Remaining contract
        charges                        --           --            --           --        --           --
HARTFORD VALUE HLS FUND
  2002  Lowest contract charges          9,725    0.759629           7,387     1.40%       0.89%      (23.89)%
        Highest contract charges         3,473    0.757103           2,630     1.60%       0.85%      (24.04)%
        Remaining contract
        charges                         28,363      --              21,491     --        --           --
  2001  Lowest contract charges         11,538    0.998015          11,515     0.89%       0.68%       (0.20)%
        Highest contract charges         1,769    0.996687           1,764     0.96%       1.12%       (0.33)%
        Remaining contract
        charges                         21,029      --              20,966     --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2002  Lowest contract charges          9,283    0.795107           7,381     0.93%     --           (20.49)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
HUNTINGTON INCOME EQUITY FUND
  2002  Lowest contract charges             45   10.173480             460     0.45%       6.46%        1.74%
        Highest contract charges            95   10.163435             962     0.58%       5.06%        1.63%
        Remaining contract
        charges                          1,638      --              16,650     --        --           --

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2002  Lowest contract charges            245  $10.222816    $      2,509     0.45%       9.11%        2.23%
        Highest contract charges           140   10.208413           1,432     0.56%       6.21%        2.08%
        Remaining contract
        charges                          1,027      --              10,488     --        --           --
        Huntington VA Growth Fund      --
  2002  Lowest contract charges            236   10.266306           2,424     0.45%       0.30%        2.66%
        Highest contract charges            68   10.251839             693     0.54%       0.18%        2.52%
        Remaining contract
        charges                             70      --                 715     --        --           --
HUNTINGTON VA MID CORP AMERICA FUND
  2002  Lowest contract charges            243   10.140318           2,462     0.45%     --             1.40%
        Highest contract charges           121   10.126027           1,224     0.57%     --             1.26%
        Remaining contract
        charges                          1,155      --              11,703     --        --           --
HUNTINGTON VA NEW ECONOMY FUND
  2002  Lowest contract charges             46    9.990391             456     0.45%     --            (0.10)%
        Highest contract charges           107    9.980527           1,064     0.58%     --            (0.20)%
        Remaining contract
        charges                             27      --                 269     --        --           --
HUNTINGTON VA ROTATING INDEX FUND
  2002  Lowest contract charges            235   10.348845           2,432     0.45%     --             3.49%
        Highest contract charges           102   10.334263           1,059     0.57%     --             3.34%
        Remaining contract
        charges                            866      --               8,950     --        --           --
MFS CAPITAL OPPORTUNITIES SERIES
  2002  Lowest contract charges            234    6.510383           1,527     0.97%       0.08%      (30.36)%
        Highest contract charges         3,485    5.958392          20,767     0.95%     --            (4.10)%
        Remaining contract
        charges                      1,746,261      --          10,235,971     --        --           --
  2001  Lowest contract charges             14    9.316962             126     0.46%     --           (24.32)%
        Highest contract charges        21,186    8.658657         183,439     1.78%     --           (30.81)%
        Remaining contract
        charges                      1,926,436      --          16,520,999     --        --           --
MFS EMERGING GROWTH SERIES
  2002  Lowest contract charges        992,785    5.237359       5,199,570     1.41%     --           (34.68)%
        Highest contract charges         1,046    3.435336           3,594     0.84%     --            (5.22)%
        Remaining contract
        charges                        991,707      --           5,029,013     --        --           --
  2001  Lowest contract charges      1,242,368    8.018392       9,961,796     1.38%     --           (34.41)%
        Highest contract charges        19,276    7.926819         152,798     1.80%     --           (31.27)%
        Remaining contract
        charges                      1,077,276      --           8,460,142     --        --           --
MFS GLOBAL EQUITY SERIES
  2002  Lowest contract charges         78,489    8.199128         643,542     1.40%       0.49%      (13.12)%
        Highest contract charges           424    8.045196           3,414     0.97%       0.64%       (1.60)%
        Remaining contract
        charges                        116,595      --             940,087     --        --           --
  2001  Lowest contract charges         62,809    9.437039         592,730     1.38%       0.26%      (11.20)%
        Highest contract charges           220    9.329370           2,057     1.33%       2.12%      (11.51)%
        Remaining contract
        charges                         45,069      --             420,702     --        --           --

____________________________________ SA-110 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
MFS HIGH INCOME SERIES
  2002  Lowest contract charges          1,675  $ 9.739361    $     16,310     0.94%     --             1.59%
        Highest contract charges         4,821    9.241069          44,548     0.98%     --             4.10%
        Remaining contract
        charges                      1,313,786      --          12,298,894     --        --           --
  2001  Lowest contract charges        307,674    9.311731       2,864,980     1.38%       7.35%        0.65%
        Highest contract charges         1,591    9.205533          14,648     1.72%     --            (5.64)%
        Remaining contract
        charges                        372,809      --           3,454,933     --        --           --
MFS INVESTORS GROWTH STOCK SERIES
  2002  Lowest contract charges             58    6.223959             362     1.01%     --           (28.33)%
        Highest contract charges         4,500    5.831401          26,242     0.95%     --            (6.03)%
        Remaining contract
        charges                      2,203,553      --          12,696,198     --        --           --
  2001  Lowest contract charges             14    8.683925             124     0.47%     --           (24.97)%
        Highest contract charges        19,825    8.222021         163,005     1.77%       0.02%      (26.88)%
        Remaining contract
        charges                      2,144,253      --          17,554,004     --        --           --
MFS INVESTORS TRUST SERIES
  2002  Lowest contract charges        920,811    6.336303       5,834,537     1.40%       0.57%      (22.06)%
        Highest contract charges         3,674    6.217311          22,843     0.97%     --            (3.98)%
        Remaining contract
        charges                      1,026,028      --           6,428,927     --        --           --
  2001  Lowest contract charges        959,745    8.130073       7,802,794     1.38%       0.49%      (17.12)%
        Highest contract charges        24,325    8.037315         195,508     1.78%       0.32%      (16.78)%
        Remaining contract
        charges                        807,760      --           6,524,494     --        --           --
MFS MID CAP GROWTH
  2002  Lowest contract charges            466    3.923564           1,827     0.93%     --           (43.74)%
        Highest contract charges        13,762    3.825956          52,653     0.92%     --            (3.55)%
        Remaining contract
        charges                      1,802,027      --           7,029,994     --        --           --
  2001  Lowest contract charges        465,657    6.931960       3,227,919     1.37%       0.04%      (18.70)%
        Highest contract charges        47,918    6.882349         329,789     1.78%       0.02%      (25.28)%
        Remaining contract
        charges                        464,637      --           3,265,544     --        --           --
MFS NEW DISCOVERY SERIES
  2002  Lowest contract charges          7,134    9.554772          68,167     0.95%     --           (32.28)%
        Highest contract charges         4,780    8.583722          41,032     0.90%     --            (3.93)%
        Remaining contract
        charges                        907,240      --           7,512,056     --        --           --
  2001  Lowest contract charges        330,350   12.976150       4,286,669     1.38%     --            (6.35)%
        Highest contract charges         2,337   12.828048          29,981     1.79%     --           (13.24)%
        Remaining contract
        charges                        240,775      --           2,990,724     --        --           --
MFS TOTAL RETURN SERIES
  2002  Lowest contract charges          8,140   11.091266          90,278     0.94%       0.21%       (6.07)%
        Highest contract charges        10,094   10.066383         101,614     0.96%     --             0.07%
        Remaining contract
        charges                      5,052,427      --          51,024,522     --        --           --
  2001  Lowest contract charges             96   11.807401           1,138    (1.22)%    --            (0.70)%
        Highest contract charges       105,226   10.845432       1,141,226     1.76%       0.40%       (1.18)%
        Remaining contract
        charges                      2,149,734      --          23,410,999     --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2002  Lowest contract charges          1,027    5.612482           5,765     1.60%       1.24%      (28.99)%
        Highest contract charges         1,064    7.205775           7,665     1.62%       0.58%      (27.94)%
        Remaining contract
        charges                        --           --            --           --        --           --

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2002  Lowest contract charges          7,901  $ 6.133161    $     48,458     1.54%     --           (24.72)%
        Highest contract charges         4,949    7.549633          37,363     1.62%     --           (24.50)%
        Remaining contract
        charges                          3,872      --              29,241     --        --           --
  2001  Lowest contract charges          1,962    8.189183          16,067     1.38%       0.02%      (10.59)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2002  Lowest contract charges        627,301    0.798974         501,197     1.68%       0.09%       (8.91)%
        Highest contract charges       474,659    0.793159         376,480     0.89%       0.20%       (4.62)%
        Remaining contract
        charges                      2,106,762      --           1,673,850     --        --           --
  2001  Lowest contract charges         82,394    0.877109          72,268     1.08%       0.48%      (12.29)%
        Highest contract charges         3,807    0.875059           3,332     1.31%       0.42%      (12.49)%
        Remaining contract
        charges                         43,920      --              38,471     --        --           --
NATIONS HIGH YIELD BOND
  2002  Lowest contract charges      3,016,288    1.013719       3,057,668     1.69%      10.63%        0.46%
        Highest contract charges        67,340    1.006346          67,767     0.95%      24.81%        6.32%
        Remaining contract
        charges                      3,063,424      --           3,088,859     --        --           --
  2001  Lowest contract charges        734,885    1.009060         741,543     1.09%      17.14%        0.91%
        Highest contract charges       205,220    1.006706         206,597     1.31%      17.08%        0.67%
        Remaining contract
        charges                        240,897      --             242,768     --        --           --
NATIONS INTERNATIONAL VALUE
  2002  Lowest contract charges      2,882,786    0.728574       2,100,323     1.69%       1.76%      (17.46)%
        Highest contract charges         5,095    0.723262           3,685     0.99%       2.17%       (5.27)%
        Remaining contract
        charges                      1,425,336      --           1,034,155     --        --           --
  2001  Lowest contract charges        923,076    0.882650         814,753     1.08%       1.34%      (11.74)%
        Highest contract charges       117,357    0.880584         103,343     1.33%       0.92%      (11.94)%
        Remaining contract
        charges                        350,401      --             308,889     --        --           --
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
  2002  Lowest contract charges      4,379,461    0.758289       3,320,897     1.69%     --           (16.50)%
        Highest contract charges       188,003    0.752774         141,524     0.97%     --            (6.66)%
        Remaining contract
        charges                      4,734,146      --           3,570,545     --        --           --
  2001  Lowest contract charges      1,103,136    0.908095       1,001,753     1.08%     --            (9.19)%
        Highest contract charges       148,877    0.905970         134,878     1.32%     --            (9.40)%
        Remaining contract
        charges                        243,378      --             220,725     --        --           --
NATIONS ASSET ALLOCATION PORTFOLIO
  2002  Lowest contract charges      1,862,605    0.799927       1,489,948     1.70%       1.73%      (15.00)%
        Highest contract charges         2,664    0.794111           2,116     0.26%     --            (2.33)%
        Remaining contract
        charges                      2,444,768      --           1,944,927     --        --           --
  2001  Lowest contract charges      1,121,992    0.941100       1,055,907     1.10%       3.36%       (5.89)%
        Highest contract charges        18,885    0.938905          17,731     1.28%       6.62%       (6.11)%
        Remaining contract
        charges                        289,315      --             271,917     --        --           --

____________________________________ SA-112 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
NATIONS CAPITAL GROWTH PORTFOLIO
  2002  Lowest contract charges        521,254  $ 0.613307    $    319,689     1.69%       0.19%      (31.24)%
        Highest contract charges        88,570    0.608821          53,923     0.95%       0.16%       (5.56)%
        Remaining contract
        charges                      1,510,933      --             921,262     --        --           --
  2001  Lowest contract charges        123,079    0.891970         109,782     1.10%       0.23%      (10.80)%
        Highest contract charges        31,046    0.889881          27,627     1.30%       0.32%      (11.01)%
        Remaining contract
        charges                         12,959      --              11,542     --        --           --
NATIONS MARSICO GROWTH PORTFOLIO
  2002  Lowest contract charges      2,991,864    0.736355       2,203,074     1.70%     --           (17.55)%
        Highest contract charges       223,715    0.730984         163,532     0.87%     --            (5.68)%
        Remaining contract
        charges                      3,019,768      --           2,212,293     --        --           --
  2001  Lowest contract charges      1,141,615    0.893080       1,019,553     1.09%     --           (10.69)%
        Highest contract charges       229,179    0.890980         204,193     1.30%     --           (10.90)%
        Remaining contract
        charges                        239,628      --             213,728     --        --           --
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2002  Lowest contract charges      1,059,329    0.788365         835,138     1.69%     --            (9.75)%
        Highest contract charges        18,189    0.783119          14,244     0.93%     --            (2.14)%
        Remaining contract
        charges                        823,217      --             646,134     --        --           --
  2001  Lowest contract charges        438,395    0.873508         382,942     1.09%     --           (12.65)%
        Highest contract charges        47,770    0.871467          41,630     1.20%     --           (12.85)%
        Remaining contract
        charges                         76,276      --              66,541     --        --           --
NATIONS MIDCAP GROWTH PORTFOLIO
  2002  Lowest contract charges      3,155,634    0.541405       1,708,476     1.69%     --           (35.12)%
        Highest contract charges       548,277    0.537457         294,676     0.89%     --            (2.75)%
        Remaining contract
        charges                      5,690,122      --           3,063,883     --        --           --
  2001  Lowest contract charges        637,623    0.834444         532,061     1.08%     --           (16.56)%
        Highest contract charges         2,453    0.832491           2,042     1.31%     --           (16.75)%
        Remaining contract
        charges                         50,118      --              41,766     --        --           --
NATIONS SMALL COMPANY PORTFOLIO
  2002  Lowest contract charges      1,972,318    0.733712       1,447,114     1.69%     --           (27.61)%
        Highest contract charges       308,820    0.728363         224,933     0.92%     --            (7.14)%
        Remaining contract
        charges                      3,271,693      --           2,387,453     --        --           --
  2001  Lowest contract charges        477,133    1.013551         483,599     1.09%     --             1.36%
        Highest contract charges       104,846    1.011177         106,018     1.32%     --             1.12%
        Remaining contract
        charges                         82,310      --              83,318     --        --
NATIONS VALUE PORTFOLIO
  2002  Lowest contract charges      2,765,860    0.731862       2,024,228     1.69%       1.39%      (22.07)%
        Highest contract charges       227,732    0.726519         165,452     0.98%       3.27%       (6.60)%
        Remaining contract
        charges                      5,322,630      --           3,873,814     --        --           --
  2001  Lowest contract charges        768,414    0.939108         721,623     1.09%       1.61%       (6.09)%
        Highest contract charges       138,221    0.936903         129,500     1.31%       1.65%       (6.31)%
        Remaining contract
        charges                        258,184      --             242,153     --        --           --

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2002

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2002  Lowest contract charges          6,314  $ 7.290810    $     46,034     1.40%     --           (23.66)%
        Highest contract charges        48,265    0.736550          35,550     2.00%     --           (24.11)%
        Remaining contract
        charges                         69,144      --             109,030     --        --           --
  2001  Lowest contract charges          5,605    9.549833          53,524     1.37%       0.26%       (2.68)%
        Highest contract charges        31,300    0.970581          30,379     1.64%       0.12%       (2.94)%
        Remaining contract
        charges                        119,777      --             192,519     --        --           --
JENNISON PORTFOLIO
  2002  Lowest contract charges         40,144    4.263949         171,173     1.41%     --           (32.12)%
        Highest contract charges       155,075    0.602189          93,385     2.00%     --           (32.53)%
        Remaining contract
        charges                        295,704      --             277,215     --        --           --
  2001  Lowest contract charges         56,113    6.281951         352,502     1.38%     --           (19.74)%
        Highest contract charges       128,937    0.892526         115,080     1.61%     --           (10.75)%
        Remaining contract
        charges                        594,127      --             780,613     --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2002  Lowest contract charges         26,974    0.721253          19,455     1.39%       1.19%      (23.43)%
        Highest contract charges        73,481    0.714049          52,469     2.00%       1.21%      (23.89)%
        Remaining contract
        charges                        111,243      --              79,893     --        --           --
  2001  Lowest contract charges          2,354    0.941945           3,065     0.89%       0.78%       (5.81)%
        Highest contract charges        23,844    0.938166          22,370     1.25%       0.91%       (6.18)%
        Remaining contract
        charges                        204,265      --             192,080     --        --           --
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
  2002  Lowest contract charges          2,112    0.562385           1,188     1.42%     --           (23.91)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges          2,135    0.739101           1,578     0.91%     --           (26.09)%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
SALOMON BROTHERS VARIABLE CAPITAL FUND
  2002  Lowest contract charges      2,287,881    0.887778       2,031,131     1.40%       0.41%      (26.10)%
        Highest contract charges        48,885    0.884377          43,232     1.60%       0.48%      (26.25)%
        Remaining contract
        charges                         98,442      --              86,999     --        --           --
  2001  Lowest contract charges      2,414,808    1.201314       2,900,942     1.38%       0.77%        0.48%
        Highest contract charges        36,388    1.199106          43,633     1.44%       1.09%       (5.24)%
        Remaining contract
        charges                        152,514      --             182,661     --        --           --
SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND
  2002  Lowest contract charges        164,895    1.087528         179,328     1.40%       6.88%        5.82%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges        178,520    1.027701         183,465     1.37%      11.34%        3.67%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --

____________________________________ SA-114 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                      UNITS     FAIR VALUE#  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -----------  -----------  --------------  -------  ----------  -----------
SALOMON BROTHERS VARIABLE INVESTORS FUND
  2002  Lowest contract charges        724,225  $ 0.833097    $    603,350     1.40%       1.19%      (24.12)%
        Highest contract charges        44,213    0.829316          36,667     1.54%       1.90%      (24.23)%
        Remaining contract
        charges                        --           --            --           --        --           --
  2001  Lowest contract charges        712,900    1.097884         782,681     1.38%       0.81%       (5.49)%
        Highest contract charges         8,268    1.095853           9,060     1.43%       1.27%      (11.06)%
        Remaining contract
        charges                         13,508      --              14,785     --        --           --
SALOMON BROTHERS VARIABLE TOTAL RETURN FUND
  2002  Lowest contract charges        243,618    0.963002         234,605     1.40%       1.38%       (8.16)%
        Highest contract charges        42,634    0.954972          40,715     1.75%       1.25%       (8.48)%
        Remaining contract
        charges                         57,300      --              54,930     --        --           --
  2001  Lowest contract charges        252,563    1.048591         264,836     1.38%       2.10%       (2.18)%
        Highest contract charges        58,785    1.043491          61,342     1.58%       2.77%       (2.75)%
        Remaining contract
        charges                         46,362      --              48,467     --        --           --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2002  Lowest contract charges          1,827   10.091783          18,436     0.44%     --             0.92%
        Highest contract charges         1,655   10.077549          16,676     0.55%     --             0.78%
        Remaining contract
        charges                          7,373      --              74,336     --        --           --
STI CLASSIC VT GROWTH & INCOME FUND
  2002  Lowest contract charges            686   10.441755           7,165     0.49%       0.93%        4.42%
        Highest contract charges           753   10.431451           7,859     0.57%       1.05%        4.32%
        Remaining contract
        charges                          2,701      --              28,188     --        --           --
STI CLASSIC VT MID-CAP EQUITY FUND
  2002  Lowest contract charges          1,192   10.066403          12,000     --        --             0.66%
        Highest contract charges         1,245   10.056471          12,516     0.56%     --             0.57%
        Remaining contract
        charges                            262      --               2,629     --        --           --
STI CLASSIC VT VALUE INCOME STOCK FUND
  2002  Lowest contract charges          2,081   10.721896          22,317     0.43%       0.15%        7.22%
        Highest contract charges       --           --            --           --        --           --
        Remaining contract
        charges                        --           --            --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

____________________________________ SA-115 ____________________________________

                          INDEPENDENT AUDITORS' REPORT
                      ------------------------------------

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (collectively, "the Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, comprehensive income and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 (d) of the consolidated financial statements, the Company changed its method of accounting for goodwill and indefinite-lived intangible assets in 2002. In addition, the Company changed its method of accounting for derivative instruments and hedging activities and its method of accounting for the recognition of interest income and impairment on purchased retained beneficial interests in securitized financial assets in 2001.

Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2003

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
 -----------------------------------------------------------------------------

                                                        2002     2001     2000
 -----------------------------------------------------------------------------
                                                           (In millions)
 REVENUES
   Fee income                                         $2,079   $2,157   $2,109
   Earned premiums and other                              66       94       97
   Net investment income                               1,583    1,495    1,326
   Net realized capital losses                          (288)     (91)     (85)
 -----------------------------------------------------------------------------
                                     TOTAL REVENUES    3,440    3,655    3,447
 -----------------------------------------------------------------------------
 BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses      1,766    1,703    1,495
   Insurance expenses and other                          650      622      600
   Amortization of deferred policy acquisition
    costs and present value of future profits            531      566      604
   Dividends to policyholders                             65       68       67
 -----------------------------------------------------------------------------
                TOTAL BENEFITS, CLAIMS AND EXPENSES    3,012    2,959    2,766
 -----------------------------------------------------------------------------
   Income before income tax expense and cumulative
    effect of
    accounting changes                                   428      696      681
   Income tax expense                                      2       44      194
   Income before cumulative effect of accounting
    changes                                              426      652      487
   Cumulative effect of accounting changes, net of
    tax                                                   --       (6)      --
 -----------------------------------------------------------------------------
                                         NET INCOME   $  426   $  646   $  487
 -----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
 ------------------------------------------------------------------------

                                                          2002       2001
 ------------------------------------------------------------------------
                                                         (In millions,
                                                       except for share
                                                             data)
 ASSETS
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $23,675 and $18,933)     $ 24,786   $ 19,142
   Equity securities, available for sale, at fair
    value (cost of $137 and $71)                           120         64
   Policy loans, at outstanding balance                  2,895      3,278
   Other investments                                       918      1,136
 ------------------------------------------------------------------------
                                  TOTAL INVESTMENTS     28,719     23,620
 ------------------------------------------------------------------------
   Cash                                                     79         87
   Premiums receivable and agents' balances                 15         10
   Reinsurance recoverables                              1,477      1,215
   Deferred policy acquisition costs and present
    value of future profits                              5,479      5,338
   Deferred income taxes                                  (243)       (11)
   Goodwill                                                186        186
   Other assets                                          1,073        724
   Separate account assets                             105,316    114,261
 ------------------------------------------------------------------------
                                       TOTAL ASSETS   $142,101   $145,430
 ------------------------------------------------------------------------
 LIABILITIES
   Reserve for future policy benefits                 $  6,658   $  6,050
   Other policyholder funds                             22,103     18,412
   Other liabilities                                     2,207      1,949
   Separate account liabilities                        105,316    114,261
 ------------------------------------------------------------------------
                                  TOTAL LIABILITIES    136,284    140,672
 ------------------------------------------------------------------------
 COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 13
 STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690                        6          6
   Capital surplus                                       2,041      1,806
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax                                           574        177
     Foreign currency translation adjustments               (1)        (2)
 ------------------------------------------------------------------------
       TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME        573        175
 ------------------------------------------------------------------------
   Retained earnings                                     3,197      2,771
 ------------------------------------------------------------------------
                         TOTAL STOCKHOLDER'S EQUITY      5,817      4,758
 ------------------------------------------------------------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $142,101   $145,430
 ------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                    Accumulated Other
                                                               Comprehensive Income (Loss)
                                                          --------------------------------------
                                                             Net
                                                          Unrealized     Net Gain on
                                                          Capital Gains  Cash Flow     Foreign
                                                          (Losses) on    Hedging       Currency              Total
                                           Common Capital Securities,    Instruments, Translation Retained Stockholder's
                                           Stock  Surplus Net of Tax     Net of Tax   Adjustments Earnings  Equity
                                           ----------------------------------------------------------------------------
                                                                          (In millions)
 2002
 Balance, December 31, 2001                 $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
 Comprehensive income
   Net income                                                                                        426         426
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  349                                              349
   Net gain on cash flow hedging
    instruments                                                               48                                  48
   Cumulative translation adjustments                                                       1                      1
 Total other comprehensive income                                                                                398
   Total comprehensive income                                                                                    824
 Capital contribution from parent                    235                                                         235
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2002   $6    $2,041      $ 463         $111      $    (1)    $3,197      $5,817
                                           ----------------------------------------------------------------------------
 2001
 Balance, December 31, 2000                 $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
 Comprehensive income
   Net income                                                                                        646         646
 Other comprehensive income, net of
  tax (1)
   Cumulative effect of accounting
    change (2)                                                  (18)          21                                   3
   Net change in unrealized capital gains
    (losses) on securities (3)                                  116                                              116
   Net gain on cash flow hedging
    instruments                                                               42                                  42
   Cumulative translation adjustments                                                      (2)                    (2)
 Total other comprehensive income                                                                                159
   Total comprehensive income                                                                                    805
 Capital contribution from parent                    761                                                         761
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2001   $6    $1,806      $ 114         $ 63      $    (2)    $2,771      $4,758
                                           ----------------------------------------------------------------------------
 2000
 Balance, December 31, 1999                 $6    $1,045      $(255)        $ --      $    --     $1,823      $2,619
 Comprehensive income (loss)
   Net income                                                                                        487         487
 Other comprehensive income, net of
  tax (1)
   Net change in unrealized capital gains
    (losses) on securities (3)                                  271                                              271
 Total other comprehensive income                                                                                271
   Total comprehensive income (loss)                                                                             758
 Dividends declared                                                                                 (185)       (185)
                                           ----------------------------------------------------------------------------
               BALANCE, DECEMBER 31, 2000   $6    $1,045      $  16         $ --      $    --     $2,125      $3,192
                                           ----------------------------------------------------------------------------

(1) Net change in unrealized capital gain (losses) on securities is reflected net of tax and other items of $509, $62 and $147 for the years ended December 31, 2002, 2001 and 2000, respectively. Cumulative effect of accounting change is net of tax benefit of $2 for the year ended
    December 31, 2001. Net gain on cash flow hedging instruments is net of tax provision of $26 and $23 for the years ended December 31, 2002 and 2001, respectively. There is no tax effect on cumulative translation adjustments.

(2) Net change in unrealized capital gain (losses), net of tax, includes cumulative effect of accounting change of $(3) to net income and $21 to net gain on cash flow hedging instruments.

(3) There were reclassification adjustments for after-tax losses realized in net income of $(178), $(43), and $(55) for the years ended December 31, 2002, 2001 and 2000, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------

                                              2002     2001     2000
                                          --------------------------
                                                (In millions)
OPERATING ACTIVITIES
  Net income                              $    426  $   646  $   487
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Net realized capital losses                  288       91       85
  Cumulative effect of adoption of
   SFAS 133                                     --        3       --
  Cumulative effect of adoption of
   EITF 99-20                                   --        3       --
  Amortization of deferred policy
   acquisition costs and present value
   of future profits                           531      566      604
  Additions to deferred policy
   acquisition costs and present value
   of future profits                          (987)    (975)    (916)
  Depreciation and amortization                 19      (18)     (28)
  Decrease (increase) in premiums
   receivable and agents' balances              (5)       5       14
  Increase (decrease) in other
   liabilities                                 (61)     (84)     375
  Change in receivables, payables, and
   accruals                                      2      (72)      53
  Increase in accrued tax                       76      115       34
  Decrease in deferred income tax               23        7       73
  Increase in future policy benefits           608      871      496
  Decrease (increase) in reinsurance
   recoverables                               (127)      21       32
  Other, net                                  (122)     (74)      24
                                          --------------------------
          NET CASH PROVIDED BY OPERATING
                              ACTIVITIES       671    1,105    1,333
                                          --------------------------
INVESTING ACTIVITIES
  Purchases of investments                 (12,470)  (9,766)  (5,800)
  Sales of investments                       5,769    4,564    4,230
  Maturity and principal paydowns of
   fixed maturity investments                2,266    2,227    1,521
  Acquisition of Fortis Financial Group         --     (683)      --
  Other                                         --       --        5
                                          --------------------------
  NET CASH USED FOR INVESTING ACTIVITIES    (4,435)  (3,658)     (44)
                                          --------------------------
FINANCING ACTIVITIES
  Capital contributions                        235      761       --
  Dividends paid                                --       --     (185)
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts charged against
   policyholder accounts                     3,519    1,825   (1,103)
                                          --------------------------
         NET CASH PROVIDED BY (USED FOR)
                    FINANCING ACTIVITIES     3,754    2,586   (1,288)
                                          --------------------------
  Net increase (decrease) in cash              (10)      33        1
  Impact of foreign exchange                     2       (2)      --
  Cash -- beginning of year                     87       56       55
                                          --------------------------
  Cash -- end of year                     $     79  $    87  $    56
                                          --------------------------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes                            $     (2) $   (69) $   173

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company. In November 1998, Hartford Life Insurance Company transferred in the form of a dividend, Hartford Financial Services, LLC and its subsidiaries to HLA.

Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold to the public 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. The 26 million shares sold in the IPO represented approximately 18.6% of the equity ownership in Hartford Life. On June 27, 2000, The Hartford acquired all of the outstanding common shares of Hartford Life not already owned by The Hartford (The Hartford Acquisition). As a result of The Hartford Acquisition, Hartford Life became a direct subsidiary of Hartford Fire. During the third quarter of 2002, Hartford Life became a direct subsidiary of Hartford Holdings, Inc., a direct wholly owned subsidiary of The Hartford.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

(a) BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated.

(b) USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining reserves, deferred policy acquisition costs, valuation of investments and derivative instruments and contingencies.

(c) RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

(d) ADOPTION OF NEW ACCOUNTING STANDARDS

In April 2002, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 145, "Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections". Under historical guidance, all gains and losses resulting from the extinguishment of debt were required to be aggregated and, if material, classified as an extraordinary item, net of related income tax effect. SFAS No. 145 rescinds that guidance and requires that gains and losses from extinguishments of debt be classified as extraordinary items only if they are both unusual and infrequent in occurrence. SFAS No. 145 also amends SFAS
No. 13, "Accounting for Leases" for the required accounting treatment of certain lease modifications that have economic effects similar to sale-leaseback transactions. SFAS No. 145 requires that those lease modifications be accounted for in the same manner as sale-leaseback transactions. The provisions of SFAS No. 145 related to SFAS No. 13 are effective for transactions occurring after May 15, 2002. Adoption of the provisions of SFAS No. 145 related to SFAS No. 13 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective September 2001, the Company adopted Emerging Issues Task Force ("EITF") Issue No. 01-10, "Accounting for the Impact of the Terrorist Attacks of September 11, 2001". Under the consensus, costs related to the terrorist act should be reported as part of income from continuing operations and not as an extraordinary item. The Company has recognized and classified all direct and indirect costs associated with the attack of September 11 in accordance with the consensus. (For discussion of the impact of the September 11 terrorist attack ("September 11"), see Note 3.)

In August 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets". SFAS No. 144 establishes an accounting model for long-lived assets to be disposed of by sale that applies to all long-lived assets, including discontinued operations. SFAS No. 144 requires that those long-lived assets be measured at the lower of carrying amount or fair value less cost to sell, whether reported in continuing operations or in discontinued operations. The provisions of SFAS No. 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. Adoption of SFAS No. 144 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 141, "Business Combinations". SFAS
No. 141 eliminates the pooling-of-interests method of accounting for business combinations, requiring all business combinations to be accounted for under the purchase method. Accordingly, net assets acquired are recorded at fair value with any excess of cost over net assets assigned to goodwill. SFAS No. 141 also requires that certain intangible assets acquired in a business combination be recognized apart from goodwill. The provisions of SFAS No. 141 apply to all business combinations initiated after June 30, 2001. Adoption of SFAS No. 141 did not have a material impact on the Company's consolidated financial condition or results of operations.

In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets". Under SFAS No. 142, amortization of goodwill is precluded, however, its recoverability must be periodically (at least annually) reviewed and tested for impairment. Goodwill must be tested at the reporting unit level for impairment in the year of adoption, including an initial test performed within six months of adoption. If the initial test indicates a potential impairment, then a more detailed analysis to determine the extent of impairment must be completed within twelve months of adoption.

During the second quarter of 2002, the Company completed the review and analysis of its goodwill asset in accordance with the provisions of SFAS No. 142. The result of the analysis indicated that each reporting unit's fair value exceeded its carrying amount, including goodwill. As a result, goodwill for each reporting unit was not considered impaired. Adoption of all other provisions of SFAS No. 142 did not have a material impact on the Company's consolidated financial condition or results of operations. SFAS No. 142 also requires that useful lives for intangibles other than goodwill be reassessed and remaining amortization periods be adjusted accordingly. (For further discussion of the impact of SFAS No. 142, see Note 7.)

Effective April 1, 2001, the Company adopted EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". Under the consensus, investors in certain securities with contractual cash flows, primarily asset-backed securities, are required to periodically update their best estimate of cash flows over the life of the security. If the fair value of the securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other than temporary impairment charge is recognized. The estimated cash flows are also used to evaluate whether there have been any changes in the securitized asset's estimated yield. All yield adjustments are accounted for on a prospective basis. Upon adoption of EITF Issue No. 99-20, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change.

Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by SFAS Nos. 137 and
138. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as a hedge of either the fair value or the variability of the cash flow of a qualified asset or liability, or forecasted transaction. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. The Company's policy prior to adopting SFAS No. 133 was to carry its derivative instruments on the balance sheet in a manner similar to the hedged item(s).

Upon adoption of SFAS No. 133, the Company recorded a $3 charge as the net of tax cumulative effect of the accounting change. This transition adjustment was primarily comprised of gains and losses on derivatives that had been previously deferred and not adjusted to the carrying amount of the hedged item. Also included in the transition adjustment were gains and losses related to recognizing at fair value all derivatives that are designated as fair-value hedging instruments offset by the difference between the book values and fair values of related hedged items attributable to the hedged risks. The entire transition amount was previously recorded in Accumulated Other Comprehensive Income ("AOCI") -- Unrealized Gain/Loss on Securities in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities". Gains and losses on derivatives that were previously deferred as adjustments to the carrying amount of hedged items were not affected by the implementation of SFAS No. 133. Upon adoption, the Company also reclassified $21, net of tax, to AOCI -- Gain on Cash-Flow Hedging Instruments from AOCI -- Unrealized Gain/Loss on Securities. This reclassification reflects the January 1, 2001 net unrealized gain for all derivatives that were designated as cash-flow hedging instruments. (For further discussion of the Company's derivative-related accounting policies, see Note 2(h).)

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement of FASB Statement No. 125". SFAS No. 140 revises the accounting for securitizations, other financial asset transfers and collateral arrangements. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. For recognition and disclosure of collateral and for additional disclosures related to securitization transactions, SFAS No. 140 was effective for the Company's December 31, 2000 financial statements. Adoption of SFAS No. 140 did not have a material impact on the Company's financial condition or results of operations.

In March 2000, the FASB issued Interpretation No. 44, "Accounting for Certain Transactions Involving Stock Compensation -- an Interpretation of Accounting Principles Board ("APB") Opinion No. 25" ("FIN 44"). FIN 44 clarifies the application of APB Opinion No. 25, "Accounting for Stock Issued to Employee", regarding the definition of employee, the criteria for determining a non-compensatory plan, the accounting for changes to the terms of a previously fixed stock option or award, the accounting for an exchange of stock compensation awards in a business combination and other stock compensation related issues. FIN 44 became effective July 1, 2000, with respect to new awards, modifications to outstanding awards and changes in grantee status that occur on or after that date. The adoption of FIN 44 did not have a material impact on the Company's consolidated financial condition or results of operations.

Effective January 1, 2000, The Hartford adopted Statement of Position ("SOP") No. 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk". This SOP provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. Adoption of this SOP did not have a material impact on the Company's consolidated financial condition or results of operations.

(e) FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In January 2003, the FASB issued Interpretation 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires an enterprise to assess if consolidation of an entity is appropriate based upon its variable economic interests in a variable interest entity (VIE). The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. A direct or indirect ability to make decisions that significantly affect the results of the activities of a VIE is a strong indication that an enterprise has one or both of the characteristics that would require consolidation of the VIE.

FIN 46 is effective for new VIEs established subsequent to January 31, 2003 and for existing VIEs as of July 1, 2003. The Hartford invests in a variety of investment structures that require analysis under this Interpretation, including asset-backed securities, partnerships and certain trust securities and is currently assessing the impact of adopting FIN 46. Based upon a preliminary review, the adoption of FIN 46 is not expected to have a material impact on the Company's financial condition or results of operations as there were no material VIEs identified which would require consolidation. FIN 46 further requires the disclosure of certain information related to VIEs in which the Company holds a significant variable interest. The Company does not believe that it owns any such interests that require disclosure at this time.

In November 2002, the FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"). FIN 45 requires certain guarantees to be recorded at fair value and also requires a guarantor to make new disclosures, even when the likelihood of making payments under the guarantee is remote. In general, the Interpretation applies to contracts or indemnification agreements that contingently require the guarantor to make payments to the guaranteed party based on changes in an underlying that is related to an asset, liability, or an equity security of the guaranteed party. The recognition provisions of FIN 45 are effective on a prospective basis for guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim and annual periods ending after December 15, 2002. See disclosures in Note 2(h), "Other Investment and Risk Management Activities -- Specific Strategies". Adoption of this statement is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

In November 2002, the FASB issued FASB Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- an Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34".
FIN 45 sets forth requirements for disclosures made by a guarantor and valuation of the guarantee for its interim and annual financial statements about its obligations under certain guarantees that it has issued.

On April 1, 1997 Hartford Life Insurance Company entered into a guarantee with Hartford-Comprehensive Employee Benefit Service Company ("CEBSCO"), an affiliate of the Company regarding the financial obligations associated with structured settlement contracts. CEBSCO enters into assignment agreements with unaffiliated companies where structured settlement liabilities are assigned to CEBSCO. CEBSCO purchases an annuity from Hartford

Life Insurance Company to fund the liability and the Company establishes a liability on its balance sheet. The total amount of the Company's exposure under the guarantee is equal to the initial liability established for the annuity contract.

In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities", which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between SFAS No. 146 and Issue 94-3 is that SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. SFAS No. 146 is effective for exit or disposal activities after December 31, 2002. Adoption of SFAS No. 146 will result in a change in the timing of when a liability is recognized if the Company has restructuring activities after December 31, 2002.

(f) EXPENSING STOCK OPTIONS

In December 2002, the FASB issued SFAS No. 148, "Accounting for Stock-Based Compensation -- Transition and Disclosure and Amendment to FASB No. 123", which provides three optional transition methods for entities that decide to voluntarily adopt the fair value recognition principles of SFAS No. 123, "Accounting for Stock Issued to Employees", and modifies the disclosure requirements of that Statement. Under the prospective method, stock-based compensation expense is recognized for awards granted after the beginning of the fiscal year in which the change is made. The modified prospective method recognizes stock-based compensation expense related to new and unvested awards in the year of change equal to that which would have been recognized had SFAS No. 123 been adopted as of its effective date, fiscal years beginning after December 15, 1994. The retrospective restatement method recognizes stock compensation costs for the year of change and restates financial statements for all prior periods presented as though the fair value recognition provisions of SFAS No. 123 had been adopted as of its effective date.

Beginning in January 2003, The Hartford adopted the fair value recognition provisions of accounting for employee stock compensation on a prospective basis.

Prior to January 2003, the Hartford applied the intrinsic value-based provisions set forth in APB Opinion No. 25. Under the intrinsic value method, compensation expense is determined on the measurement date, that is the first date on which both the number of shares the employee is entitled to receive, and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date. For the years ended December 31, 2002, 2001 and 2000, compensation expense related to The Hartford's stock based compensation plans, including non-option plans, was $6, $8 and $23 after-tax, respectively. The expense related to stock-based employee compensation included in the determination of net income for 2002 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123.

(g) INVESTMENTS

The Company's investments in both fixed maturities, which include bonds, redeemable preferred stock and commercial paper, and equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" in accordance with SFAS No. 115. Accordingly, these securities are carried at fair value with the after-tax difference from amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share related to the Company's immediate participation guaranteed contracts and the related change in amortization of deferred policy acquisition costs, reflected in stockholders' equity as a component of accumulated other comprehensive income. Policy loans are carried at outstanding balance which approximates fair value. Other investments consist primarily of limited partnership investments which are accounted for by the equity method. The Company's net income from partnerships is included in net investment income. Other investments also include mortgage loans carried at amortized cost and derivatives at fair value.

The fair value of securities is based upon quoted market prices when available or broker quotations. Where market prices or broker quotations are not available, management typically estimates the fair value based upon discounted cash flows, applying current interest rates for similar financial instruments with comparable terms and credit quality. The estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security were sold immediately. Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations.

Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were $(1), $(1) and $(9) for the years ended December 31, 2002, 2001 and 2000, respectively. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, after deducting the life and pension policyholders' share and related amortization of deferred policy acquisition costs for certain products, are reported as a component of revenues and are determined on a specific identification basis.

The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other than temporary. If so, the security is deemed to be impaired and, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis. The Company has a security monitoring process comprised of a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. Such characteristics include but are not limited to a deterioration of the financial condition of the issuer, the magnitude and duration of unrealized losses, credit rating and industry category.

The primary factors considered in evaluating whether a decline in value for fixed income and equity securities is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial conditions and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery. Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the fair value of its securitized financial asset is less than its carrying amount and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, then an other than temporary impairment charge is recognized. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an ongoing basis.

(h) DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options to manage risk through one of four Company-approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into income enhancement and replication transactions.

The Company also periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

All of the Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/ or approved, as applicable, by the State of Connecticut and State of New York Insurance Departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Effective January 1, 2001, and in accordance with SFAS No. 133, all derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as
(1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency, fair-value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under SFAS No. 133. Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as realized capital gains or losses. Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item. Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges, are recorded in either current period earnings or AOCI, depending on whether the hedge transaction is a fair-value hedge or a cash-flow hedge. If, however, a derivative is used as a hedge of a net investment in a foreign operation, its changes in fair value, to the extent effective as a hedge, are recorded in the cumulative translation adjustments account within stockholder's equity. Changes in the fair value of derivative instruments held for other investment and risk management purposes are reported in current period earnings as realized capital gains and losses. As of December 31, 2002, the Company carried $179 of derivative assets in other investments and $78 of derivative liabilities in other liabilities. As of December 31, 2001, the Company carried $113 of derivative assets in other investments and $72 of derivative liabilities in other liabilities.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. In connection with the implementation of SFAS No. 133, the Company designated anew all existing hedge relationships. The documentation process includes linking all derivatives that are designated as fair-value, cash flow or foreign-currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. At inception, and on a quarterly basis, the change in value of the hedging instrument and the change in value of the hedged item are measured to assess the validity of maintaining special hedge accounting. Hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge effectiveness is evaluated primarily based on regression analysis or the cumulative change in cash flow or fair value, as appropriate. If it is determined that a derivative is no longer highly effective as a hedge, the Company discontinues hedge accounting in the period in which effectiveness was lost and prospectively, as discussed below under discontinuance of hedge accounting.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified weekly and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to The Finance Committee of The Hartford's Board of Directors. The Company also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

EMBEDDED DERIVATIVES

The Company occasionally purchases or issues financial instruments that contain a derivative instrument that is embedded in the financial instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument, is carried at fair value with changes in fair value reported in realized gains and losses.

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item, (2) the derivative is dedesignated as a hedge instrument, because it is unlikely that a forecasted transaction will occur, or (3) the derivative expires or is sold, terminated, or exercised. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. The changes in the fair value of the hedged asset or liability are no longer recorded in earnings. When hedge accounting is discontinued because the Company becomes aware that it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are amortized into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

SFAS NO. 133 CATEGORIZATION OF THE COMPANY'S
HEDGING ACTIVITIES

CASH-FLOW HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all cash-flow hedges were immaterial, with the net impact reported as net realized capital gains and losses.

Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the statement of income in which the hedged item is recorded. As of December 31, 2002 and 2001, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $7 and $2, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains/losses as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twelve months. As of December 31, 2002 and 2001, the Company held derivative notional value related to strategies categorized as cash-flow hedges of $2.9 billion and $2.2 billion, respectively. For the years ended December 31, 2002 and 2001, the net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges were immaterial.

Specific Strategies

The Company's primary use of cash flow hedging is to use interest-rate swaps as an "asset hedging" strategy, in order to convert interest receipts on floating-rate fixed maturity investments to fixed rates. When multiple assets are designated in a hedging relationship under SFAS No. 133, a homogeneity test is performed to ensure that the assets react similarly to changes in market conditions. To satisfy this requirement, at inception of the hedge, fixed maturity investments with identical variable rates are grouped together (for example: 1-month LIBOR or 3-month LIBOR, not both).

The Company enters into "receive fixed/pay variable" interest rate swaps to hedge the variability in the first LIBOR-based interest payments received on each pool of eligible variable rate fixed maturity investments. Ineffectiveness is measured by comparing the present value of the variable rate pay side of the swaps to the present value of the first anticipated variable rate interest receipts on the hedged fixed maturity investments. At December 31, 2002 and 2001, the Company held $2.5 billion and $1.9 billion, respectively, in derivative notional value related to this strategy.

The Company enters into foreign currency swaps to hedge the variability in cash flow associated with certain foreign dominated fixed maturity investments. The foreign currency swap agreements are structured to match the foreign currency cash flows of the foreign dominated fixed maturity investments (i.e. par/notional value, currency, initial cost, maturity date, and payment dates). If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. Notional value of foreign currency swaps at December 31, 2002 and 2001 totaled $386 and $144, respectively.

FAIR-VALUE HEDGES

General

For the year ended December 31, 2002 and 2001, the Company's gross gains and losses representing the total ineffectiveness of all fair-value hedges were immaterial, with the net impact reported as realized capital gains/ losses. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness. As of December 31, 2002 and 2001, the Company held $159 and $215, respectively, in derivative notional value related to strategies categorized as fair-value hedges.

Specific Strategies

The Company purchases interest rate caps and sells interest rate floor contracts in an "asset hedging" strategy utilized to offset corresponding interest rate caps and floors that exist in certain of its variable-rate fixed maturity investments. The standalone interest rate cap and floor contracts are structured to offset those embedded in the hedged investment. The calculation of ineffectiveness involves a comparison of the present value of the cumulative change in the expected future cash flows on the interest rate cap/floor and the present value of the cumulative change in the expected future interest cash flows that are hedged on the fixed maturity investment. If hedge ineffectiveness exists, it is recorded as net realized capital gain or loss. All hedges involving variable rate bonds with embedded interest rate caps and floors are perfectly matched with respect to notional values, payment dates, maturity, index, and the hedge relationship does not contain any other basis differences. No component of the hedging instrument's fair value is excluded from the determination of effectiveness. At December 31, 2002 and 2001 the Company held $129 and $149, respectively, in derivative notional value related to this strategy.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

General

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or enhance income, and do not receive hedge accounting treatment. Swap agreements, interest rate cap and floor agreements and option contracts are used to reduce economic risk. Income enhancement and replication transactions include the use of written covered call options, which offset embedded equity call options, total return swaps and synthetic replication of cash market instruments. The change in the value of all derivatives held for other investment and risk management purposes is reported in current period earnings as realized capital gains or losses. For the year ended December 31, 2002 and 2001, the Company recognized after-tax net losses of $7 and $14, respectively (reported as net realized capital gains and losses in the statement of income), which represented the total change in value for other derivative-based strategies which do not qualify for hedge accounting under SFAS No. 133. As of December 31, 2002 and 2001, the Company held $3.4 billion and $2.7 billion, respectively in derivative notional value related to strategies categorized as Other Investment and Risk Management Activities.

Specific Strategies

The Company issues liability contracts in which policyholders have the option to surrender their policies at book value and that guarantee a minimum credited rate of interest. Typical products with these features include Whole Life, Universal Life and Repetitive Premium Variable Annuities. The Company uses interest rate cap and swaption contracts as an economic hedge, classified for internal purposes as a "liability hedge", thereby mitigating the Company's loss in a rising interest rate environment. The Company is exposed to the situation where interest rates rise and the Company is not able to raise its credited rates to competitive yields. The policyholder can then surrender at book value while the underlying bond portfolio may experience a loss. The increase in yield in a rising interest rate environment due to the interest rate cap and swaption contracts may be used to raise credited rates, increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. In accordance with Company policy, the amount of notional value will not exceed the book value of the liabilities being hedged and the term of the derivative contract will not exceed the average maturity of the liabilities. As of December 31, 2002 and 2001, the Company held $516 in derivative notional value related to this strategy.

When terminating certain hedging relationships, the Company will enter a derivative contract with terms and conditions that directly offset the original contract, thereby offsetting its changes in value from that date forward. The Company dedesignates the original contract and records the changes in value of both the original contract and the new offsetting contract through realized capital gains and losses. At December 31, 2002 and 2001, the Company held
$1.4 billion and $1.0 billion in derivative notional value related to this strategy.

Periodically, the Company enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool. The Company assumes credit exposure to individual entities through credit default swaps. In assuming this obligation, the Company receives a periodic fee. These contracts obligate the Company to compensate the derivative counterparty in the event of bankruptcy, failure to pay or restructuring, and in return, the company will receive a debt obligation of the referenced entity. The maximum potential future exposure to the Company is the notional value of the swap contracts, which was $49 after tax as of December 31, 2002. The market value of these swaps was immaterial at December 31, 2002. The Company did not transact in credit default swaps in 2001. The term of the credit default swaps range from 3-5 years. The Company also assumes exposure to an asset pool through total return swaps. As of December 31, 2002 and 2001, the maximum potential future exposure to the Company $68 and $10 after tax, respectively. The market value of these swaps at December 31, 2002 and 2001 was a loss of $42 and $51, respectively, which was reported on the balance sheet in Other Liabilities. The term of the total return swaps range from 6 months to 10 years. These arrangements are entered into to modify portfolio duration or to increase diversification while controlling transaction costs. At December 31, 2002 and 2001, the Company held $307 and $230, respectively, in derivative notional value related to this strategy.

The Company issues an option in an "asset hedging" strategy utilized to monetize the option embedded in certain of its fixed maturity investments. The Company receives a premium for issuing the freestanding option. The written option grants the holder the ability to call the bond at a predetermined strike value. The maximum potential future economic exposure is represented by the then fair value of the bond in excess of the strike value which is expected to be entirely offset by the appreciation in the value of the embedded long option. The structure is designed such that the fixed maturity investment and freestanding option have identical expected lives, typically 2-5 years. At December 31, 2002 and 2001, the Company held $371 and $402, respectively, in derivative notional value related to the written option and held $371 and $402, respectively, of derivative notional value related to the embedded option.

Periodically, in order to mitigate its foreign currency risk, the Company enters into a costless collar strategy. Accordingly, the Company purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. At December 31, 2002, the maximum potential exposure to the Company was $1 after tax. At December 31, 2002 and 2001, the Company held $275 and $0, respectively, in derivative notional value related to this strategy. The term of the options is up to 4 months.

(i) SEPARATE ACCOUNTS

Hartford Life Insurance Company maintains separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. The fees earned for administrative and contractholder maintenance services performed for these separate accounts are included in fee income.

(j) DEFERRED POLICY ACQUISITION COSTS

Policy acquisition costs, which include commissions and certain other expenses that vary with and are primarily associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. The deferred costs are recorded as an asset commonly referred to as deferred policy acquisition costs ("DAC"). At December 31, 2002 and 2001, the carrying value of the Company's DAC was $5.0 billion and $4.8 billion, respectively.

DAC related to traditional policies are amortized over the premium-paying period in proportion to the present value of annual expected premium income. Adjustments are made each year to recognize actual experience as compared to assumed experience for the current period.

DAC related to investment contracts and universal life-type contracts are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs") from projected investment, mortality and expense margins and surrender charges. A portion of the DAC amortization is allocated to realized gains and losses. The DAC balance is also adjusted by an amount that represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had unrealized amounts been realized. Actual gross profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization.

The Company regularly evaluates its estimated gross profits to determine if actual experience or other evidence suggests that earlier estimates should be revised. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company's variable annuity and variable life insurance businesses. The average long-term rate of assumed separate account fund performance used in estimating gross profits for the variable annuity and variable life business was 9% at December 31, 2002 and 2001. For all other products including fixed annuities and other universal life type contracts the average assumed investment yield ranged from 5% to 8.5% for the years ended December 31, 2002 and 2001.

Due to the increased volatility and precipitous decline experienced by the U.S. equity markets in 2002, the Company enhanced its DAC evaluation process during the course of the year. The Company developed sophisticated modeling capabilities, which allowed it to run 250 stochastically determined scenarios of separate account fund performance. These scenarios were then utilized to calculate a reasonable range of estimates for the present value of future gross profits. This range is then compared to the present value of future gross profits currently utilized in the DAC amortization model. As of December 31, 2002, the current estimate falls within the reasonable range, and therefore, the Company does not believe there is evidence to suggest a revision to the EGPs is necessary.

Additionally, the Company has performed various sensitivity analyses with respect to separate account fund performance to provide an indication of future separate account fund performance levels, which could result in the need to revise future EGPs. The Company has estimated that a revision to the future EGPs is unlikely in 2003 in the event that the separate account fund performance meets or exceeds the Company's long-term assumption of 9% and that a revision is likely if the overall separate account fund performance is negative for the year. In the event that separate account fund performance falls between 0% and 9% during 2003, the Company will need to evaluate the actual gross profits versus the mean EGPs generated by the stochastic DAC analysis and determine whether or not to make a revision to the future EGPs. Factors that will influence this determination include the degree of volatility in separate account fund performance, when during the year performance becomes negative and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index, although no assurance can be provided that this correlation will continue in the future.

Should the Company change its assumptions utilized to develop EGPs (commonly referred to as "unlocking") the Company would record a charge (or credit) to bring its DAC balance to the level it would have been had EGPs been calculated using the new assumptions from the date of each policy. The Company evaluates all critical assumptions utilized to develop EGPs (e.g. lapse, mortality) and will make a revision to future EGPs to the extent that actual experience is significantly different than expected.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' money held in the separate accounts is invested in the equity market.

(k) RESERVE FOR FUTURE POLICY BENEFITS

Hartford Life establishes and carries as liabilities actuarially determined reserves which are calculated to meet the Company's future obligations. Reserves for life insurance and disability contracts are based on actuarially recognized methods using prescribed morbidity and mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. These reserves are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's disability or death. Reserves also include unearned premiums, premium deposits, claims incurred but not reported and claims reported but not yet paid. Reserves for assumed reinsurance are computed in a manner that is comparable to direct insurance reserves.

Liabilities for future policy benefits are computed by the net level premium method using interest assumptions ranging from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Claim reserves, which are the result of sales of group long-term and short-term disability, stop loss, and Medicare supplement, are state at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience.

(l) OTHER POLICYHOLDER FUNDS

Other policyholder funds and benefits payable include reserves for investment contracts without life contingencies, corporate owned life insurance and universal life insurance contracts. Of the amounts included in this item, $20.6 billion and $14.9 billion, as of December 31, 2002 and 2001, respectively, represent net policyholder obligations. The liability for policy benefits for universal life-type contracts is equal to the balance that accrues to the benefit of policyholders, including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

For investment contracts, policyholder liabilities are equal to the accumulated policy account values, which consist of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

(m) REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. Traditional life and the majority of the Company's accident and health products are long duration contracts, and premiums are recognized as revenue when due from policyholders. Retrospective and contingent commissions and other related expenses are incurred and recorded in the same period that the retrospective premiums are recorded or other contract provisions are met.

(n) FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholder's equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. Gains and losses on foreign currency transactions are reflected in earnings. The national currencies of the international operations are their functional currencies.

(o) DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance in force accounted for 6%, 8% and 17% as of December 31, 2002, 2001 and 2000, respectively, of total life insurance in force. Dividends to policyholders were $65, $68 and $67 for the years ended December 31, 2002, 2001 and 2000, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to the stockholder, the policyholders' share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

(p) REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

(q) INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

3. SEPTEMBER 11, 2001

As a result of September 11, the Company recorded an estimated loss amounting to $9, net of taxes and reinsurance, in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including estimated amounts for unknown and unreported policyholder losses and costs incurred in settling claims. Also included was an estimate of amounts recoverable under the Company's ceded reinsurance programs. In the first quarter of 2002, the Company recognized a $3 after-tax benefit related to favorable development of reserves related to September 11. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

4. SALE OF SUDAMERICANA
HOLDING S.A.

On September 7, 2001, Hartford Life Insurance Company completed the sale of its ownership interest in an Argentine subsidiary, Sudamericana Holding S.A. The Company recognized an after-tax net realized capital loss of $11 related to the sale.

5. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                               For the years ended
                                                                   December 31,
                                                              ----------------------
                                                               2002    2001    2000
                                                              ----------------------
Interest income from fixed maturities                         $1,235  $1,105  $  959
Interest income from policy loans                                251     304     305
Income from other investments                                    114      99      75
                                                              ----------------------
Gross investment income                                        1,600   1,508   1,339
Less: Investment expenses                                         17      13      13
                                                              ----------------------
                                       NET INVESTMENT INCOME  $1,583  $1,495  $1,326
                                                              ----------------------

(b) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002   2001    2000
                                                              ---------------------
Fixed maturities                                              $(285)  $(52)  $(106)
Equity securities                                                (4)   (17)      3
Real estate and other                                            --    (23)      9
Change in liability to policyholders for net realized
 capital gains                                                    1      1       9
                                                              ---------------------
                         NET REALIZED CAPITAL GAINS (LOSSES)  $(288)  $(91)  $ (85)
                                                              ---------------------

(c) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                              For the years ended
                                                                  December 31,
                                                              --------------------
                                                               2002   2001   2000
                                                              --------------------
Gross unrealized capital gains                                 $  2    $ 1    $ 2
Gross unrealized capital losses                                 (19)    (8)    (5)
                                                              --------------------
Net unrealized capital gains (losses)                           (17)    (7)    (3)
Deferred income taxes and other items                            (6)    (1)    (1)
                                                              --------------------
Net unrealized capital gains (losses), net of tax               (11)    (6)    (2)
Balance -- beginning of year                                     (6)    (2)     5
                                                              --------------------
   NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY
                                                  SECURITIES   $ (5)   $(4)   $(7)
                                                              --------------------

(d) NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                               For the years ended
                                                                  December 31,
                                                              ---------------------
                                                               2002    2001   2000
                                                              ---------------------
Gross unrealized capital gains                                $1,389   $ 514  $ 269
Gross unrealized capital losses                                 (278)   (305)  (231)
Unrealized capital (gains) losses credited to policyholders      (58)    (24)   (10)
                                                              ---------------------
Net unrealized capital gains (losses)                          1,053     185     28
Deferred income taxes and other items                            579      65     10
                                                              ---------------------
Net unrealized capital gains (losses), net of tax                474     120     18
Balance -- beginning of year                                     120      18   (260)
                                                              ---------------------
    NET CHANGE IN UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED
                                                  MATURITIES  $  354   $ 102  $ 278
                                                              ---------------------

(e) FIXED MATURITY INVESTMENTS

                                                                       As of December 31, 2002
                                                              ------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized   Fair
                                                                Cost       Gains       Losses     Value
                                                              ------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   255     $    9      $  --     $   264
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      2,063         64         (2)      2,125
States, municipalities and political subdivisions                   27          4         (1)         30
International governments                                          422         43         (1)        464
Public utilities                                                 1,160         70        (29)      1,201
All other corporate, including international                    11,094        822       (128)     11,788
All other corporate -- asset backed                              7,152        348       (100)      7,400
Short-term investments                                             940          1         --         941
Certificates of deposit                                            561         28        (17)        572
Redeemable preferred stock                                           1         --         --           1
                                                              ------------------------------------------
                                      TOTAL FIXED MATURITIES   $23,675     $1,389      $(278)    $24,786
                                                              ------------------------------------------

                                                                        As of December 31, 2001
                                                              --------------------------------------------
                                                                           Gross       Gross
                                                              Amortized  Unrealized  Unrealized    Fair
                                                                Cost       Gains       Losses      Value
                                                              --------------------------------------------
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored)                                    $   247      $ 15       $  (2)     $   260
U.S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed                      1,179        26          (3)       1,202
States, municipalities and political subdivisions                   44         4          (1)          47
International governments                                          312        18          (3)         327
Public utilities                                                   994        14         (26)         982
All other corporate, including international                     8,829       283        (146)       8,966
All other corporate -- asset backed                              5,816       142        (104)       5,854
Short-term investments                                           1,008        --          --        1,008
Certificates of deposit                                            503        12         (20)         495
Redeemable preferred stock                                           1        --          --            1
                                                              --------------------------------------------
                                      TOTAL FIXED MATURITIES   $18,933      $514       $(305)     $19,142
                                                              --------------------------------------------

The amortized cost and fair value of fixed maturity investments as of December 31, 2002 by contractual maturity year are shown below. Estimated maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                                              Amortized    Fair
                                                                Cost       Value
                                                              --------------------
MATURITY
One year or less                                               $ 3,032    $ 3,051
Over one year through five years                                 9,166      9,479
Over five years through ten years                                6,325      6,708
Over ten years                                                   5,152      5,548
                                                              --------------------
                                                       TOTAL   $23,675    $24,786
                                                              --------------------

(f) SALES OF FIXED MATURITY AND EQUITY SECURITY INVESTMENTS

Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $5.6 billion, $4.6 billion and $3.0 billion, gross realized capital gains of $117, $82 and $29, and gross realized capital losses of $60, $44 and $109, respectively. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in proceeds of $11, $42 and $15, respectively. There were no realized gains on sales of equity securities for the years ended December 31, 2002 and 2001. Sales of equity security investments for the year ended
December 31, 2000 resulted in gross realized capital gains of $5. Sales of equity security investments for the years ended December 31, 2002, 2001 and 2000 resulted in gross realized capital losses of $3, $17 and $2, respectively.

(g) CONCENTRATION OF CREDIT RISK

The Company is not exposed to any concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(h) DERIVATIVE INSTRUMENTS

The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments (excluding guaranteed separate accounts) totaled $6.5 billion at December 31, 2002 and $5.1 billion at December 31, 2001.

The Company uses derivative instruments in its management of market risk consistent with four risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities.

A reconciliation between notional amounts as of December 31, 2002 and 2001 by derivative type and strategy is as follows:

                                                                                      BY DERIVATIVE TYPE
                                                             --------------------------------------------------------------------
                                                             December 31, 2001                 Maturities/     December 31, 2002
                                                              Notional Amount    Additions  Terminations (1)    Notional Amount
                                                             --------------------------------------------------------------------
        Caps                                                       $  577         $   --           $ 20              $  557
        Floors                                                        295             --             20                 275
        Swaps/Forwards                                              3,302          1,694            462               4,534
        Futures                                                        77            110            187                  --
        Options                                                       894            438            229               1,103
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

                                                                                         BY STRATEGY
                                                             --------------------------------------------------------------------
        Liability                                                  $  677         $   --           $ --              $  677
        Anticipatory                                                   77            110            187                  --
        Asset                                                       4,251          2,132            731               5,652
        Portfolio                                                     140             --             --                 140
                                                             --------------------------------------------------------------------
                                                      TOTAL        $5,145         $2,242           $918              $6,469
                                                             --------------------------------------------------------------------

    (1) During 2002, the Company had no significant gain or loss on terminations of hedge positions using derivative financial instruments.

(i) COLLATERAL ARRANGEMENTS

Hartford Life Insurance Company entered into various collateral arrangements which require both the pledging and accepting of collateral in connection with its derivative instruments and repurchase agreements. As of December 31, 2002 and 2001, collateral pledged has not been separately reported in the Consolidated Balance Sheet. The classification and carrying amounts of collateral pledged at December 31, 2002 and 2001 were as follows:

                                                                      2002             2001
                                                                 --------------------------------
ASSETS
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored)                                                $           --   $             1
  U.S. Gov't and Gov't agencies and authorities (guaranteed
   and sponsored -- asset backed                                              8                --
                                                                 --------------------------------
                                                                 $            8   $             1
                                                                 --------------------------------

At December 31, 2002 and 2001, Hartford Life Insurance Company had accepted collateral consisting of cash, U.S. Government, and U.S. Government agency securities with a fair value of $407 and $148, respectively. At December 31, 2002 and 2001, only cash collateral of $173 and $89, respectively, was invested and recorded on the balance sheet in fixed maturities and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2002 and 2001. As of December 31, 2002 and 2001 all collateral accepted was held in separate custodial accounts.

6. FAIR VALUE OF FINANCIAL INSTRUMENTS
SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management. Other investments also include mortgage loans, whereby the carrying value approximates fair value.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 2001 and 2000 were as follows:

                                                                    2002               2001
                                                              ------------------------------------
                                                              Carrying   Fair    Carrying   Fair
                                                               Amount    Value    Amount    Value
                                                              ------------------------------------
ASSETS
  Fixed maturities                                            $24,786   $24,786  $19,142   $19,142
  Equity securities                                               120       120       64        64
  Policy loans                                                  2,895     2,895    3,278     3,278
  Other investments                                               918       918    1,136     1,136
LIABILITIES
  Other policyholder funds (1)                                 16,266    16,566   15,648    15,514
                                                              ------------------------------------

    (1) Excludes universal life insurance contracts, including corporate owned life insurance.

7. GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted SFAS No. 142 and accordingly ceased all amortization of goodwill.

The following tables show net income for the years ended December 31, 2002, 2001 and 2000, with the 2001 and 2000 periods adjusted for goodwill amortization recorded.

                                                              2002  2001  2000
                                                              ----------------
NET INCOME
  Income before cumulative effect of accounting changes       $426  $652  $487
  Goodwill amortization, net of tax                             --     4    --
                                                              ----------------
  Adjusted income before cumulative effect of accounting
   changes                                                     426   656   487
  Cumulative effect of accounting changes, net of tax           --    (6)   --
                                                              ----------------
                                         ADJUSTED NET INCOME  $426  $650  $487
                                                              ----------------

The following table shows the Company's acquired intangible assets that continue to be subject to amortization and aggregate amortization expense. Except for goodwill, the Company has no intangible assets with indefinite useful lives.

                                                                       2002                    2001
                                                              ----------------------------------------------
                                                                        Accumulated             Accumulated
                                                              Carrying      Net       Carrying      Net
                                                               Amount   Amortization   Amount   Amortization
                                                              ----------------------------------------------
AMORTIZED INTANGIBLE ASSETS
  PRESENT VALUE OF FUTURE PROFITS                               $525        $80         $568        $37
                                                              ----------------------------------------------

Net amortization expense for the years ended December 31, 2002, 2001 and 2000 was $43, $37 and $0, respectively.

Estimated future net amortization expense for the succeeding five years is as follows.

For the year ended December 31,
--------------------------------------------------------------------
2003                                                              $42
2004                                                              $39
2005                                                              $36
2006                                                              $34
2007                                                              $31
--------------------------------------------------------------------

8. SEPARATE ACCOUNTS

Hartford Life Insurance Company maintained separate account assets and liabilities totaling $105.3 billion and $114.3 billion at December 31, 2002 and 2001, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $93.8 billion and $104.2 billion at December 31, 2002 and 2001, respectively, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed separate accounts totaling $11.5 and $10.1 billion at December 31, 2002 and 2001, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $384 and $575 at December 31, 2002 and 2001, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

Separate account management fees and other revenues were $1.1 billion, $1.2 billion and $1.3 billion in 2002, 2001 and 2000, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuities and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.3% and 6.4% as of December 31, 2002 and 2001, respectively. The assets that support these liabilities were comprised of $11.1 billion and $9.8 billion in fixed maturities at December 31, 2002 and 2001, respectively, and $385 and $234 of other invested assets at December 31, 2002 and 2001, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $135 and $37 in carrying value and $3.6 billion and $3.2 billion in notional amounts as of December 31, 2002 and 2001, respectively.

9. STATUTORY RESULTS

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Statutory net income (loss)                                     $ (305)     $ (485)     $  283
                                                              ----------------------------------
Statutory capital and surplus                                   $2,354      $2,412      $1,972
                                                              ----------------------------------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2003, without prior regulatory approval, is estimated to be $235.

Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable state of domicile. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. Each of Hartford Life Insurance Company's domiciliary states has adopted Codification and the Company has made the necessary changes in its statutory reporting required for implementation. The overall impact of applying the new guidance resulted in a one-time statutory cumulative transition benefit of approximately $38 in statutory surplus in 2001.

10. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(a) PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, allocated by The Hartford to Hartford Life Insurance Company, was $10, $11 and $5 in 2002, 2001 and 2000, respectively. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was not material to the results of operations for 2002, 2001 and 2000.

(b) INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to Hartford Life Insurance Company for this plan was approximately $5, $6 and $5 in 2002, 2001 and 2000, respectively.

11. REINSURANCE

Hartford Life Insurance Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfer does not relieve Hartford Life Insurance Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to Hartford Life Insurance Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. Hartford Life Insurance Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2002, Hartford Life had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholders' equity.

In accordance with normal industry practice, Hartford Life Insurance Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2002, the largest amount of life insurance retained on any one life by any one of the life operations was approximately $2.5. In addition, the Company reinsures the majority of the minimum death benefit guarantees and the guaranteed withdrawal benefits offered in connection with its variable annuity contracts.

Insurance net retained premiums were comprised of the following:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Gross premiums                                                  $2,815      $3,152      $2,885
Reinsurance assumed                                                 45          79          44
Reinsurance ceded                                                 (715)       (980)       (723)
                                                              ----------------------------------
                                       NET RETAINED PREMIUMS    $2,145      $2,251      $2,206
                                                              ----------------------------------

Hartford Life Insurance Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company is currently in arbitration with one of its reinsurers related to this reinsurance (see further discussion in Note 13(a)).

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $670, $693 and $578 for the years ended December 31, 2002, 2001 and 2000, respectively. Hartford Life Insurance Company also assumes reinsurance from other insurers.

Hartford Life Insurance Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require Hartford Life Insurance Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

Hartford Life Insurance Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $96, $178 and $101 in 2002, 2001 and 2000, respectively, and accident and health premium of $373, $418 and $429, respectively, to HLA.

12. INCOME TAX

Hartford Life Insurance Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

The Company is included in The Hartford's consolidated Federal income tax return. The Company's effective tax rate was 1%, 6% and 28% in 2002, 2001 and 2000, respectively.

Income tax expense (benefit) is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                2002        2001         2000
                                                              ----------------------------------
Current                                                          $ 4        $(202)       $121
Deferred                                                          (2)         246          73
                                                              ----------------------------------
                                          INCOME TAX EXPENSE     $ 2        $  44        $194
                                                              ----------------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
Tax provision at the U.S. federal statutory rate                 $150        $244        $238
Tax preferred investments                                         (63)        (60)        (24)
IRS audit settlement (See Note 13(c))                             (76)         --         (24)
Tax adjustment (See Note 13(c))                                    --        (144)         --
Foreign related investments                                        (6)         --          --
Other                                                              (3)          4           4
                                                              ----------------------------------
                                                       TOTAL     $  2        $ 44        $194
                                                              ----------------------------------

Deferred tax assets (liabilities) include the following as of December 31:

                                                                     2001        2000
                                                              ------------------------
Tax basis deferred policy acquisition costs                          $ 699       $ 737
Financial statement deferred policy acquisition costs and
 reserves                                                             (724)       (494)
Employee benefits                                                        7          12
Net unrealized capital losses (gains) on securities                   (422)        (95)
Net operating loss carryforward/Minimum tax credits                    249          64
Investments and other                                                  (52)       (235)
                                                              ------------------------
                                                       TOTAL         $(243)      $ (11)
                                                              ------------------------

Hartford Life Insurance Company had a current tax receivable of $89 and $144 as of December 31, 2002 and 2001, respectively.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on the balance in this account, which for tax return purposes was $104 as of December 31, 2002.

13. COMMITMENTS AND CONTINGENT LIABILITIES

(a) LITIGATION

Hartford Life Insurance Company is or may become involved in various legal actions, in the normal course of its business, in which claims for alleged economic and punitive damages have been or may be asserted, some for substantial amounts. Some of the pending litigation has been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

On March 15, 2002, a jury in the U.S. District Court for the Eastern District of Missouri issued a verdict in Bancorp Services, LLC ("Bancorp") v. Hartford Life Insurance Company, et al. in favor of Bancorp in the amount of $118. The case involved claims of patent infringement, misappropriation of trade secrets, and breach of contract against the Company and its affiliate International Corporate Marketing Group, Inc. ("ICMG"). The judge dismissed the patent infringement claim on summary judgment. The jury's award was based on the last two claims. On August 28, 2002, the Court entered an order awarding Bancorp prejudgment interest on the breach of contract claim in the amount of $16.

The Company and ICMG have appealed the judgment on the trade secret and breach of contract claims. Bancorp has cross-appealed the pretrial dismissal of its patent infringement claim. The Company's management, based on the advice of its legal counsel, believes that there is a substantial likelihood that the judgment will not survive at its current amount. Based on the advice of legal counsel regarding the potential outcomes of this litigation, the Company recorded an $11 after-tax charge in the first quarter of 2002 to increase litigation reserves associated with this matter. Should Hartford Life Insurance Company and ICMG not succeed in eliminating or reducing the judgment, a significant additional expense would be recorded in the future related to this matter.

The Company is involved in arbitration with one of its primary reinsurers relating to policies with death benefit guarantees written from 1994 to 1999. The arbitration involves alleged breaches under the reinsurance treaties. Although the Company believes that its position in this pending arbitration is strong, an adverse outcome could result in a decrease to the Company's statutory surplus and capital and potentially increase the death benefit costs incurred by the Company in the future. The arbitration hearing was held during the fourth quarter of 2002, but no decision has been rendered.

(b) LEASES

The rent paid to Hartford Fire for space occupied by the Company was $15, $15 and $15 in 2002, 2001 and 2000, respectively. Future minimum rental commitments are as follows:

2003                                                             $16
2004                                                              16
2005                                                              16
2006                                                              16
2007                                                              16
Thereafter                                                        32
                                                                 ---
                                                       TOTAL     $112
                                                                 ---

The principal executive offices of Hartford Life Insurance Company, together with its parent, are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $10, $11 and $11 in 2002, 2001 and 2000, respectively.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). Throughout the audit of the 1996-1997 years, the Company and the IRS have been engaged in an ongoing dispute regarding what portion of the separate account dividends-received deduction ("DRD") is deductible by the Company. During 2001 the Company continued its discussions with the IRS. As part of the Company's due diligence with respect to this issue, the Company closely monitored the activities of the IRS with respect to other taxpayers on this issue and consulted with outside tax counsel and advisors on the merits of the Company's separate account DRD. The due diligence was completed during the third quarter of 2001 and the Company concluded that it was probable that a greater portion of the separate account DRD claimed on its filed returns would be realized. Based on the Company's assessment of the probable outcome, the Company concluded an additional $144 tax benefit was appropriate to record in the third quarter of 2001, relating to the tax years 1996-2000. Additionally, the Company increased its estimate of the separate account DRD recognized with respect to tax year 2001 from $44 to $60. Furthermore, for tax year 2002, this amount was $63. During 2000, the Company had recorded a $24 tax benefit as a result of a final settlement with the IRS on different aspects of the Company's share of the dividends-received deduction for the 1993-1995 tax years.

Earlier in 2002, the Company and its IRS agent requested advice from the National Office of the IRS with respect to certain aspects of the computation of the separate account DRD that had been claimed by the Company for the 1996-1997 audit period. During September 2002 the IRS National Office issued a ruling that confirmed that the Company had properly computed the items in question in the separate account DRD claimed on its 1996-1997 tax returns. Additionally, during the third quarter, the Company reached agreement with the IRS on all other issues with respect to the 1996-1997 tax years. The Company recorded a benefit of $76 during the third quarter of 2002, primarily relating to the tax treatment of such issues for the 1996-1997 tax years, as well as appropriate carryover adjustments to the 1998-2002 years. The Company will continue to monitor further developments surrounding the computation of the separate account DRD, as well as other items, and will adjust its estimate of the probable outcome of these issues as developments warrant. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

(d) UNFUNDED COMMITMENTS

At December 31, 2002, Hartford Life Insurance Company has outstanding commitments to fund limited partnership investments totaling $205. These capital commitments can be called by the partnerships during the commitment period (on average, 3-6 years) to fund working capital needs or the purchase of new investments. If the commitment period expires and has not been fully funded, Hartford Life Insurance Company is not required to fund the remaining unfunded commitment, but may elect to do so.

14. SEGMENT INFORMATION

Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual fixed and variable annuities, retirement plan services and other investment products. Individual Life sells a variety of life insurance products, including variable life, universal life, interest sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments, as well as certain group benefit products including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the allocation of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following tables present summarized financial information concerning the Company's segments as well as the Company's revenues by product.

                                                               For the years ended December 31,
                                                              ----------------------------------
                                                                 2002        2001        2000
                                                              ----------------------------------
TOTAL REVENUES
  Investment Products                                          $  2,185    $  2,114    $  2,068
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
  Other                                                            (195)         50          69
                                                              ----------------------------------
                                              TOTAL REVENUES   $  3,440    $  3,655    $  3,447
                                                              ----------------------------------
NET INVESTMENT INCOME
  Investment Products                                          $  1,057    $    867    $    724
  Individual Life                                                   223         204         142
  COLI                                                              277         352         366
  Other                                                              26          72          94
                                                              ----------------------------------
                                 TOTAL NET INVESTMENT INCOME   $  1,583    $  1,495    $  1,326
                                                              ----------------------------------
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND PVP
  Investment Products                                          $    385    $    413    $    477
  Individual Life                                                   146         153         127
  COLI                                                               --          --          --
  Other                                                              --          --          --
                                                              ----------------------------------
TOTAL AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS AND
 PRESENT VALUE OF FUTURE PROFITS                               $    531    $    566    $    604
                                                              ----------------------------------
INCOME TAX EXPENSE (BENEFIT)
  Investment Products                                          $     87    $    111    $    150
  Individual Life                                                    59          54          38
  COLI                                                               14          17          19
  Other                                                            (158)       (138)        (13)
                                                              ----------------------------------
                                    TOTAL INCOME TAX EXPENSE   $      2    $     44    $    194
                                                              ----------------------------------
NET INCOME (LOSS)
  Investment Products                                          $    343    $    375    $    354
  Individual Life                                                   116         106          70
  COLI                                                               31          36          35
  Other                                                             (64)        129          28
                                                              ----------------------------------
                                            TOTAL NET INCOME   $    426    $    646    $    487
                                                              ----------------------------------
ASSETS
  Investment Products                                          $ 96,865    $106,497    $106,553
  Individual Life                                                 8,173       9,248       6,558
  COLI                                                           30,326      26,835      23,384
  Other                                                           6,737       2,853       2,340
                                                              ----------------------------------
                                                TOTAL ASSETS   $142,101    $145,433    $138,835
                                                              ----------------------------------
REVENUES BY PRODUCT
  Investment Products
    Individual Annuities                                       $  1,364    $  1,392    $  1,447
    Other                                                           821         722         621
                                                              ----------------------------------
                                   TOTAL INVESTMENT PRODUCTS      2,185       2,114       2,068
                                                              ----------------------------------
  Individual Life                                                   858         774         545
  COLI                                                              592         717         765
                                                              ----------------------------------

15. ACQUISITIONS

On April 2, 2001, Hartford Life acquired the individual life insurance, annuity and mutual fund businesses of Fortis, Inc. ("Fortis Financial Group" or "Fortis") for $1.12 billion in cash. The Company effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisers, Inc. and Fortis
Investors, Inc., wholly-owned subsidiaries of Fortis, Inc. The acquisition was accounted for as a purchase transaction and, as such, the revenues and expenses generated by this business from April 2, 2001 forward are included in the Company's Consolidated Statements of Income.

16. QUARTERLY RESULTS FOR 2002 AND 2001 (UNAUDITED)

                                                                                Three Months Ended
                                                                                            September     December
                                                                March 31,     June 30,         30,           31,
                                                               -----------------------------------------------------
                                                               2002   2001   2002   2001   2002   2001   2002   2001
                                                               -----------------------------------------------------
Revenues                                                       $913   $879   $814   $931   $826   $917   $887   $928
Benefits, claims and expenses                                   736    685    756    746    747    759    773    769
Net income                                                      132    135     57    129    146    265     91    117
                                                               -----------------------------------------------------

                                     Part C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(3)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(4)

          (6)  (a) Articles of Incorporation of Hartford.(5)

          (6)  (b) Bylaws of Hartford.(6)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) (a) Consent of Deloitte & Touche LLP.

          (10) (b) Consent of Arthur Andersen LLP.(8)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(9)

-----------------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
     (3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-91927, dated December 3, 1999.
     (4) Incorporated by reference to Pre-Effective Amendment No. 2, to the Registration Statement File No. 333-91927, dated February 22, 2000.
     (5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, dated February 8, 2001.
     (6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement, File No. 333-69485, filed on April 9, 2001.
     (7) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.
     (8) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.
     (9) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- ------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of October 31, 2003, there were 32,019 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A)  involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                                POSITIONS AND OFFICES
              NAME                                 WITH UNDERWRITER
              ----                              ---------------------
          David A. Carlson                 Vice President
          Bruce W. Ferris                  Vice President
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Lizabeth H. Zlatkus              Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 4th day of December, 2003.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT SEVEN
     (Registrant)

By:   Thomas M. Marra                     *By:  /s/ Marianne O'Doherty
     ---------------------------------         ---------------------------------
      Thomas M. Marra, Chief Executive              Marianne O'Doherty
      Officer and Chairman of the                   Attorney-in-Fact
      Board, President*

HARTFORD LIFE INSURANCE COMPANY
     (Depositor)

*By:  Thomas M. Marra
     ---------------------------------
      Thomas M. Marra, Chief Executive
      Officer, President, and Chairman
      of the Board, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Vice President, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
     & Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,
     Director*
John C. Walters, Executive Vice President,      *By:  /s/ Marianne O'Doherty
     Director*                                       --------------------------
Lizabeth H. Zlatkus, Executive Vice President             Marianne O'Doherty
     and Chief Financial Officer, Director*               Attorney-in-Fact
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*        Date: December 4, 2003





333-91927

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Deloitte & Touche LLP.

(15) Copy of Power of Attorney.